UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders

Strategic Advisers® International Multi-Manager Fund

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
International Multi-Manager	1.18%
Actual		$ 1,000.00	$ 1,049.20	$ 6.09
HypotheticalA		$ 1,000.00	$ 1,019.26	$ 6.01
Class F	1.09%
Actual		$ 1,000.00	$ 1,049.20	$ 5.63
HypotheticalA		$ 1,000.00	$ 1,019.71	$ 5.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate)	2.0	1.8
KDDI Corp.	1.8	1.5
Royal Dutch Shell PLC Class A (United Kingdom)	1.7	1.7
Bayer AG	1.6	1.5
GlaxoSmithKline PLC	1.6	1.2
Novartis AG	1.5	1.3
Nestle SA	1.4	1.8
Vodafone Group PLC	1.4	1.1
HSBC Holdings PLC (United Kingdom)	1.4	1.3
Sumitomo Mitsui Financial Group, Inc.	1.3	1.2
	15.7
Top Five Market Sectors as of August 31, 2013
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.4	22.1
Industrials	12.5	12.3
Consumer Discretionary	11.9	10.4
Consumer Staples	11.2	12.4
Health Care	9.9	9.6
Geographic Diversification (% of fund's net assets)
As of August 31, 2013
United Kingdom 21.5%
Japan 20.3%
France 9.8%
Switzerland 9.5%
Germany 8.3%
United States of America* 4.1%
Netherlands 4.1%
Australia 2.8%
Sweden 2.4%
Other 17.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
As of February 28, 2013
United Kingdom 20.3%
Japan 20.2%
Switzerland 9.7%
France 8.9%
Germany 8.2%
Netherlands 4.4%
United States of America* 4.3%
Australia 3.3%
Sweden 2.1%
Other 18.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Stocks 95.8%	Stocks 96.0%
Foreign Large Blend Funds 0.0%	Foreign Large Blend Funds 0.9%
Other 0.1%	Other 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 4.1%	Short-Term Investments and Net Other Assets (Liabilities) 3.1%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.8%
Autoliv, Inc.	1,280	$ 103,654
Brembo SpA	446	10,168
Bridgestone Corp.	1,500	48,958
DENSO Corp.	6,100	277,104
Minth Group Ltd.	8,000	14,402
Sumitomo Rubber Industries Ltd.	900	12,587
TS tech Co. Ltd.	600	20,080
		486,953
Automobiles - 3.2%
Bayerische Motoren Werke AG (BMW)	1,576	148,491
Daimler AG (Germany)	5,168	354,629
Fuji Heavy Industries Ltd.	9,000	216,670
Great Wall Motor Co. Ltd. (H Shares)	13,500	68,767
Honda Motor Co. Ltd.	8,100	290,428
Isuzu Motors Ltd.	6,000	36,321
Kia Motors Corp.	1,160	70,226
Nissan Motor Co. Ltd.	4,700	46,495
Renault SA	700	50,032
Suzuki Motor Corp.	700	14,945
Tata Motors Ltd. sponsored ADR	563	12,566
Tofas Turk Otomobil Fabrikasi A/S	1,770	9,159
Toyota Motor Corp.	10,200	613,545
		1,932,274
Diversified Consumer Services - 0.0%
Kroton Educacional SA	2,000	26,824
Hotels, Restaurants & Leisure - 2.1%
Arcos Dorados Holdings, Inc. Class A	8,240	88,168
Autogrill SpA (a)	897	14,155
Carnival PLC	2,992	111,925
Compass Group PLC	33,084	438,874
Galaxy Entertainment Group Ltd. (a)	8,000	48,695
InterContinental Hotel Group PLC	3,636	101,828
MGM China Holdings Ltd.	2,000	5,971
Sands China Ltd.	31,600	181,749
Sodexo SA	200	17,649
Tatts Group Ltd.	3,159	9,025
The Restaurant Group PLC	1,065	8,921
Whitbread PLC	2,942	140,424
William Hill PLC	8,870	57,073
		1,224,457
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.2%
Berkeley Group Holdings PLC	2,060	$ 67,647
Haier Electronics Group Co. Ltd.	9,000	15,738
JM AB (B Shares)	218	5,608
Taylor Wimpey PLC	15,800	24,338
Techtronic Industries Co. Ltd.	15,000	36,830
		150,161
Internet & Catalog Retail - 0.1%
LG Home Shopping, Inc.	68	12,950
Rakuten, Inc.	3,900	47,784
		60,734
Leisure Equipment & Products - 0.2%
Sankyo Co. Ltd. (Gunma)	800	37,122
Sega Sammy Holdings, Inc.	2,100	49,981
Yamaha Corp.	1,600	20,077
		107,180
Media - 2.7%
BEC World PCL (For. Reg.)	7,000	11,852
Daily Mail & General Trust PLC Class A	4,480	54,847
Dentsu, Inc.	500	16,592
Fuji Media Holdings, Inc.	60	110,223
ITV PLC	60,921	155,398
Nippon Television Network Corp.	10,500	183,867
Pearson PLC	7,150	140,820
ProSiebenSat.1 Media AG	1,251	53,032
Publicis Groupe SA	3,089	229,931
realestate.com.au Ltd.	438	14,104
Reed Elsevier NV	24,755	447,084
Reed Elsevier PLC	2,300	28,212
Rightmove PLC	1,086	39,146
RTL Group	200	19,357
UBM PLC	3,494	37,415
WPP PLC	3,137	58,115
		1,599,995
Multiline Retail - 0.1%
Don Quijote Co. Ltd.	200	10,356
Lifestyle International Holdings Ltd.	8,000	17,229
Next PLC	320	24,270
		51,855
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.9%
Dunelm Group PLC	2,221	$ 32,491
Esprit Holdings Ltd.	42,750	72,992
Galiform PLC	5,080	22,153
H&M Hennes & Mauritz AB (B Shares)	4,850	178,197
Kingfisher PLC	7,400	44,151
Nitori Holdings Co. Ltd.	350	31,233
Sa Sa International Holdings Ltd.	24,000	25,719
Shimamura Co. Ltd.	100	10,176
Super Cheap Auto Group Ltd.	884	9,615
United Arrows Ltd.	400	16,018
USS Co. Ltd.	760	94,819
		537,564
Textiles, Apparel & Luxury Goods - 1.4%
adidas AG	975	103,089
Compagnie Financiere Richemont SA Series A	748	71,066
ECLAT Textile Co. Ltd.	3,060	27,346
Forus SA	1,285	7,530
Hermes International SCA	100	33,530
Kering SA	400	90,348
Kering SA rights 10/1/13 (a)	300	793
Li & Fung Ltd.	108,000	158,773
LVMH Moet Hennessy - Louis Vuitton SA	1,131	198,134
Tod's SpA	227	40,592
Yue Yuen Industrial (Holdings) Ltd.	27,500	84,758
		815,959
TOTAL CONSUMER DISCRETIONARY		6,993,956
CONSUMER STAPLES - 10.7%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	1,829	170,575
Diageo PLC	3,707	113,606
Heineken NV (Bearer)	5,178	355,520
Ito En Ltd.	1,400	31,454
Pernod Ricard SA	1,497	173,792
SABMiller PLC	1,700	80,984
		925,931
Food & Staples Retailing - 1.7%
Carrefour SA	1,608	50,336
Colruyt NV	1,007	55,738
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Eurocash SA	1,060	$ 17,021
FamilyMart Co. Ltd.	700	29,372
Koninklijke Ahold NV	2,653	42,269
Lawson, Inc.	2,800	210,282
Metro, Inc. Class A (sub. vtg.)	620	39,697
Seven & i Holdings Co., Ltd.	2,000	68,472
Sundrug Co. Ltd.	900	41,749
Tesco PLC	52,718	299,461
Tsuruha Holdings, Inc.	200	18,022
Woolworths Ltd.	3,664	116,325
Wumart Stores, Inc. (H Shares)	14,000	26,503
		1,015,247
Food Products - 3.0%
Ajinomoto Co., Inc.	2,000	25,578
Associated British Foods PLC	500	14,296
Danone SA	9,275	690,633
M. Dias Branco SA	1,600	61,124
Nestle SA	12,686	830,226
Super Group Ltd. Singapore	4,000	13,609
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,700	101,589
Unilever PLC	1,100	41,943
		1,778,998
Household Products - 1.1%
Henkel AG & Co. KGaA	380	30,892
Reckitt Benckiser Group PLC	8,400	570,817
Svenska Cellulosa AB (SCA) (B Shares)	2,200	53,744
		655,453
Personal Products - 1.0%
Beiersdorf AG	428	36,881
Kao Corp.	11,300	328,892
Kobayashi Pharmaceutical Co. Ltd.	2,300	127,186
Kose Corp.	1,900	53,115
L'Oreal SA	200	33,372
		579,446
Tobacco - 2.4%
British American Tobacco PLC (United Kingdom)	13,059	660,324
Imperial Tobacco Group PLC	2,288	75,595
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Japan Tobacco, Inc.	16,500	$ 557,285
KT&G Corp.	2,367	154,812
		1,448,016
TOTAL CONSUMER STAPLES		6,403,091
ENERGY - 6.9%
Energy Equipment & Services - 1.0%
Fred Olsen Energy ASA	537	24,850
John Wood Group PLC	3,055	38,135
Petrofac Ltd.	5,505	118,156
ProSafe ASA	1,403	12,517
Seadrill Ltd.	700	32,301
Technip SA	1,626	189,112
Tecnicas Reunidas SA	2,561	111,866
TGS Nopec Geophysical Co. ASA	1,338	39,441
Transocean Ltd. (Switzerland)	770	34,981
		601,359
Oil, Gas & Consumable Fuels - 5.9%
BG Group PLC	25,725	489,156
BP PLC	38,109	263,517
Cairn Energy PLC (a)	22,748	96,063
Cenovus Energy, Inc.	1,930	55,300
CNOOC Ltd.	119,000	235,298
Dragon Oil PLC	2,807	25,774
Galp Energia SGPS SA Class B	1,883	31,693
Imperial Oil Ltd.	4,100	171,193
INPEX Corp.	22	99,202
JX Holdings, Inc.	2,500	13,136
Oil Search Ltd. ADR	6,700	50,092
Petroleo Brasileiro SA - Petrobras sponsored ADR	6,930	93,694
Reliance Industries Ltd. GDR (c)	2,284	57,465
Repsol YPF SA	6,153	142,759
Royal Dutch Shell PLC:
Class A (United Kingdom)	31,882	1,031,127
Class B (United Kingdom)	1,753	59,002
Total SA	7,408	410,225
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tullow Oil PLC	5,568	$ 86,978
Woodside Petroleum Ltd.	2,640	89,713
		3,501,387
TOTAL ENERGY		4,102,746
FINANCIALS - 22.4%
Capital Markets - 2.3%
Aberdeen Asset Management PLC	6,485	35,395
Ashmore Group PLC	3,011	15,571
Azimut Holding SpA	1,542	33,117
Banca Generali SpA	824	18,633
CI Financial Corp.	1,460	44,425
Coronation Fund Managers Ltd.	1,620	10,557
Credit Suisse Group	9,633	277,666
Daiwa Securities Group, Inc.	12,000	95,998
Hargreaves Lansdown PLC	1,128	17,454
Julius Baer Group Ltd.	1,625	71,605
Jupiter Fund Management PLC	4,009	20,695
Macquarie Group Ltd.	763	29,786
Nomura Holdings, Inc.	3,300	22,753
Partners Group Holding AG	202	51,778
UBS AG	32,926	636,183
Value Partners Group Ltd.	17,000	9,690
		1,391,306
Commercial Banks - 11.2%
Alior Bank SA	276	7,814
Australia & New Zealand Banking Group Ltd.	6,420	169,652
Banco Bilbao Vizcaya Argentaria SA	8,857	84,642
Banco Santander SA (Spain)	9,137	64,564
Bank of Ireland (a)	186,350	53,679
Bank of Yokohama Ltd.	7,000	36,602
Bankinter SA	2,137	9,560
Banregio Grupo Financiero SA	3,900	23,182
Barclays PLC	106,483	466,460
BNP Paribas SA	11,074	693,964
Chiba Bank Ltd.	7,000	47,697
China Merchants Bank Co. Ltd.:
rights 9/19/13 (a)	4,437	1,007
(H Shares)	25,500	44,197
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
DBS Group Holdings Ltd.	7,000	$ 86,704
DNB ASA	14,574	226,236
Erste Group Bank AG	5,599	179,485
First Gulf Bank PJSC	6,849	29,928
Guaranty Trust Bank PLC GDR (Reg. S)	3,497	26,088
HDFC Bank Ltd. sponsored ADR	3,436	99,575
HSBC Holdings PLC:
(Hong Kong)	24,800	259,692
(United Kingdom)	77,410	810,479
ICICI Bank Ltd. sponsored ADR	910	23,678
Intesa Sanpaolo SpA	54,203	106,382
Itau Unibanco Holding SA sponsored ADR	2,367	28,806
Joyo Bank Ltd.	10,000	51,374
Jyske Bank A/S (Reg.) (a)	671	30,969
Kasikornbank PCL:
NVDR	9,100	44,949
(For. Reg.)	4,600	22,721
KBC Groupe SA	4,730	208,047
Kiatnakin Finance PCL (For. Reg.)	3,600	4,418
Lloyds Banking Group PLC (a)	196,067	220,541
Mitsubishi UFJ Financial Group, Inc.	35,500	206,887
Nordea Bank AB	6,800	79,160
North Pacific Bank Ltd.	10,000	38,886
PT Bank Rakyat Indonesia Tbk	72,000	43,516
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	5,884	61,900
Security Bank Corp.	3,200	8,436
Shinsei Bank Ltd.	22,000	43,037
Skandinaviska Enskilda Banken AB (A Shares)	12,208	125,352
Societe Generale Series A	1,107	48,449
Standard Chartered PLC (United Kingdom)	8,314	185,661
Sumitomo Mitsui Financial Group, Inc.	18,000	791,206
Sumitomo Mitsui Trust Holdings, Inc.	9,000	38,867
Svenska Handelsbanken AB (A Shares)	1,000	42,913
Swedbank AB (A Shares)	2,300	52,057
Sydbank A/S (a)	1,095	26,423
The Hachijuni Bank Ltd.	7,000	39,200
The Suruga Bank Ltd.	2,000	31,287
UniCredit SpA	30,933	174,896
Unione di Banche Italiane SCPA	3,595	17,342
United Overseas Bank Ltd.	5,000	77,963
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Westpac Banking Corp.	12,628	$ 352,810
Wing Hang Bank Ltd.	2,058	19,878
		6,669,218
Consumer Finance - 0.2%
AEON Financial Service Co. Ltd.	2,200	58,785
Credit Saison Co. Ltd.	900	20,558
Flexigroup Ltd.	3,227	12,666
International Personal Finance PLC	34	314
Provident Financial PLC	976	25,516
		117,839
Diversified Financial Services - 1.3%
Century Tokyo Leasing Corp.	600	16,166
Deutsche Boerse AG	1,086	76,143
FirstRand Ltd.	13,883	40,603
IG Group Holdings PLC	7,569	66,625
ING Groep NV (Certificaten Van Aandelen) (a)	30,540	332,508
Inversiones La Construccion SA	502	6,297
Lifestyle Property Development Ltd. (a)	400	0
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,000	22,541
ORIX Corp.	16,100	219,378
		780,261
Insurance - 5.0%
Admiral Group PLC	1,911	37,344
AEGON NV	10,100	71,894
Ageas	800	31,487
AIA Group Ltd.	66,600	292,442
Allianz AG	561	80,373
Amlin PLC	11,652	70,820
Aviva PLC	32,786	196,246
AXA SA	15,164	330,384
BB Seguridade Participacoes SA	5,400	43,545
Catlin Group Ltd.	6,208	44,976
Delta Lloyd NV	6,170	117,834
Euler Hermes SA	433	48,929
Hiscox Ltd.	18,283	182,749
Jardine Lloyd Thompson Group PLC	4,069	56,972
Lancashire Holdings Ltd.	2,540	28,302
Legal & General Group PLC	8,876	25,695
MS&AD Insurance Group Holdings, Inc.	2,300	57,621
Muenchener Rueckversicherungs AG	514	93,679
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Prudential PLC	14,612	$ 244,401
Sampo Oyj (A Shares)	3,274	136,346
Sony Financial Holdings, Inc.	9,200	148,996
St. James's Place Capital PLC	3,191	29,349
Suncorp-Metway Ltd.	2,982	32,725
Swiss Re Ltd.	2,350	180,332
Tokio Marine Holdings, Inc.	1,000	30,584
Zurich Insurance Group AG	1,487	370,132
		2,984,157
Real Estate Investment Trusts - 0.5%
Big Yellow Group PLC	2,259	14,178
British Land Co. PLC	2,936	25,389
Derwent London PLC	530	19,022
Goodman Group unit	2,626	10,822
Mirvac Group unit	11,575	16,947
Unibail-Rodamco	631	141,857
Westfield Group unit	7,115	70,166
		298,381
Real Estate Management & Development - 1.9%
AEON Mall Co. Ltd.	990	25,738
China Overseas Grand Oceans Group Ltd.	16,000	20,922
China Overseas Land and Investment Ltd.	28,000	83,410
Countrywide PLC	1,592	13,569
Deutsche Annington Immobilien SE	2,418	59,920
Deutsche Wohnen AG	9,068	159,037
Global Logistic Properties Ltd.	10,000	21,167
GSW Immobilien AG	3,548	154,580
Hongkong Land Holdings Ltd.	4,000	25,840
Hysan Development Co. Ltd.	4,000	17,384
Mitsubishi Estate Co. Ltd.	6,000	155,004
Mitsui Fudosan Co. Ltd.	1,000	31,306
Parque Arauco SA	12,254	25,454
Sun Hung Kai Properties Ltd.	7,000	90,812
Swire Pacific Ltd. (A Shares)	1,500	17,197
TAG Immobilien AG	6,310	73,772
Tokyo Tatemono Co. Ltd.	3,000	25,341
UOL Group Ltd.	4,000	20,069
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Wharf Holdings Ltd.	12,000	$ 98,653
Wheelock and Co. Ltd.	2,000	10,214
		1,129,389
TOTAL FINANCIALS		13,370,551
HEALTH CARE - 9.9%
Biotechnology - 0.5%
Abcam PLC	2,426	16,918
Algeta ASA (a)	288	12,132
Amarin Corp. PLC ADR (a)	2,400	15,120
CSL Ltd.	3,227	195,280
Grifols SA ADR	1,450	43,921
		283,371
Health Care Equipment & Supplies - 0.4%
Ansell Ltd.	1,355	23,421
GN Store Nordic A/S	2,419	49,801
Nihon Kohden Corp.	1,800	66,284
Olympus Corp. (a)	700	20,105
Sonova Holding AG Class B	613	67,859
St. Shine Optical Co. Ltd.	500	13,597
		241,067
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	300	36,097
Miraca Holdings, Inc.	700	31,125
Odontoprev SA	7,900	29,170
Ryman Healthcare Group Ltd.	2,716	14,168
Ship Healthcare Holdings, Inc.	500	18,034
		128,594
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	84	19,462
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	554	13,296
		32,758
Pharmaceuticals - 8.7%
Astellas Pharma, Inc.	3,000	152,634
Bayer AG	8,520	946,329
BTG PLC (a)	117	698
Daiichi Sankyo Kabushiki Kaisha	1,000	17,108
GlaxoSmithKline PLC	36,388	928,024
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Hikma Pharmaceuticals PLC	1,053	$ 16,547
Novartis AG	11,866	864,435
Novo Nordisk A/S Series B	1,030	172,212
Roche Holding AG (participation certificate)	4,702	1,172,910
Rohto Pharmaceutical Co. Ltd.	1,000	14,005
Sanofi SA	5,546	531,509
Santen Pharmaceutical Co. Ltd.	5,400	249,456
Shionogi & Co. Ltd.	800	15,535
Sino Biopharmaceutical Ltd.	40,000	28,577
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,598	61,076
UCB SA	500	29,076
		5,200,131
TOTAL HEALTH CARE		5,885,921
INDUSTRIALS - 12.5%
Aerospace & Defense - 1.3%
Cobham PLC	33,363	147,197
European Aeronautic Defence and Space Co. (EADS) NV	500	28,815
Finmeccanica SpA (a)	5,600	28,643
Meggitt PLC	10,514	85,786
MTU Aero Engines Holdings AG	234	21,005
Rolls-Royce Group PLC	17,165	295,799
Safran SA	1,000	55,529
Singapore Technologies Engineering Ltd.	23,000	71,402
Zodiac Aerospace	115	16,650
		750,826
Air Freight & Logistics - 0.9%
PostNL NV	34,153	120,519
Yamato Holdings Co. Ltd.	19,600	419,376
		539,895
Airlines - 0.6%
Cathay Pacific Airways Ltd.	7,000	12,006
easyJet PLC	2,846	54,381
International Consolidated Airlines Group SA CDI (a)	31,073	137,864
Japan Airlines Co. Ltd.	300	15,871
Ryanair Holdings PLC sponsored ADR	2,300	109,158
WestJet Airlines Ltd.	892	18,521
		347,801
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.6%
Asahi Glass Co. Ltd.	4,000	$ 23,269
ASSA ABLOY AB (B Shares)	1,300	55,355
Compagnie de St. Gobain	669	31,247
Daikin Industries Ltd.	1,600	76,605
Geberit AG (Reg.)	599	145,751
		332,227
Commercial Services & Supplies - 0.4%
Babcock International Group PLC	5,235	92,322
Berendsen PLC	643	8,580
Brambles Ltd.	5,916	46,337
Intrum Justitia AB	506	12,331
Park24 Co. Ltd.	800	13,849
Secom Co. Ltd.	900	51,325
Serco Group PLC	1,954	16,579
		241,323
Construction & Engineering - 1.0%
Balfour Beatty PLC	30,375	115,986
Chiyoda Corp.	2,000	22,766
JGC Corp.	12,000	408,682
Keller Group PLC	866	14,910
VINCI SA	700	36,146
		598,490
Electrical Equipment - 1.4%
Legrand SA	9,622	488,012
Mitsubishi Electric Corp.	6,000	59,318
Schneider Electric SA	3,446	263,700
Sumitomo Electric Industries Ltd.	3,600	48,093
		859,123
Industrial Conglomerates - 1.5%
Bidvest Group Ltd.	1,680	41,304
Hutchison Whampoa Ltd.	9,000	104,340
Koninklijke Philips Electronics NV	2,954	91,344
SembCorp Industries Ltd.	22,000	84,337
Siemens AG	5,619	595,142
		916,467
Machinery - 2.1%
Atlas Copco AB (A Shares)	9,866	266,622
Burckhardt Compression Holding AG	35	14,172
GEA Group AG	1,300	52,558
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Glory Ltd.	5,600	$ 116,593
Haitian International Holdings Ltd.	7,000	12,891
IMI PLC	4,463	99,249
Joy Global, Inc.	1,800	88,416
JTEKT Corp.	1,100	14,224
Kawasaki Heavy Industries Ltd.	6,000	20,801
Komatsu Ltd.	1,100	23,891
Kubota Corp.	1,000	13,519
Makita Corp.	1,800	94,531
Mitsubishi Heavy Industries Ltd.	6,000	32,732
Rotork PLC	670	28,138
Schindler Holding AG (participation certificate)	1,559	214,971
SembCorp Marine Ltd.	38,000	124,522
Senior Engineering Group PLC	2,373	9,936
SKF AB (B Shares)	600	15,889
Sumitomo Heavy Industries Ltd.	3,000	13,469
		1,257,124
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	2	17,008
Kuehne & Nagel International AG	750	93,423
Orient Overseas International Ltd.	3,000	16,520
		126,951
Professional Services - 0.7%
Bertrandt AG	126	13,887
Capita Group PLC	6,245	92,279
Experian PLC	9,189	160,914
Intertek Group PLC	300	14,886
Michael Page International PLC	13,608	97,618
SEEK Ltd.	2,140	20,380
SGS SA (Reg.)	10	22,774
		422,738
Road & Rail - 0.4%
Canadian National Railway Co.	1,129	105,879
Canadian Pacific Railway Ltd.	393	46,218
East Japan Railway Co.	800	61,185
West Japan Railway Co.	600	24,700
		237,982
Trading Companies & Distributors - 1.2%
Ashtead Group PLC	3,469	34,675
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Brenntag AG	1,032	$ 156,853
Bunzl PLC	12,184	256,978
Itochu Corp.	10,800	121,578
Mills Estruturas e Servicos de Engenharia SA	800	9,925
Misumi Group, Inc.	500	12,233
Mitsubishi Corp.	3,800	70,694
Noble Group Ltd.	23,000	14,605
Wolseley PLC	765	38,648
		716,189
Transportation Infrastructure - 0.2%
CCR SA	2,900	21,088
China Merchant Holdings International Co. Ltd.	24,000	81,089
		102,177
TOTAL INDUSTRIALS		7,449,313
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 1.0%
AAC Acoustic Technology Holdings, Inc.	8,500	38,804
Nokia Corp. (a)	41,453	160,830
Telefonaktiebolaget LM Ericsson (B Shares)	34,733	408,488
		608,122
Computers & Peripherals - 0.1%
Wincor Nixdorf AG	374	23,449
Electronic Equipment & Components - 1.1%
China High Precision Automation Group Ltd.	15,000	1,652
Halma PLC	14,506	122,853
Hirose Electric Co. Ltd.	800	104,815
Hitachi Ltd.	20,000	119,642
HLS Systems International Ltd. (a)	943	12,400
Keyence Corp.	200	65,707
Kyocera Corp.	200	20,369
Murata Manufacturing Co. Ltd.	500	34,095
Omron Corp.	400	12,463
Oxford Instruments PLC	246	5,448
Spectris PLC	2,278	78,406
TDK Corp.	600	21,584
Venture Corp. Ltd.	7,000	41,706
		641,140
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.6%
Carsales.com Ltd.	1,478	$ 14,655
Moneysupermarket.com Group PLC	6,141	16,178
NHN Corp.	53	21,319
Tencent Holdings Ltd.	2,000	93,778
Yahoo! Japan Corp.	428	210,835
Yandex NV (a)	560	17,920
		374,685
IT Services - 1.6%
Amadeus IT Holding SA Class A	8,574	276,950
Atos Origin SA	254	18,866
Cap Gemini SA	620	33,957
Cognizant Technology Solutions Corp. Class A (a)	1,120	82,096
Computershare Ltd.	7,071	60,733
Infosys Ltd. sponsored ADR	1,073	49,755
Nomura Research Institute Ltd.	8,200	254,614
Obic Co. Ltd.	380	111,239
Otsuka Corp.	100	12,039
Sonda SA	4,090	10,420
Wirecard AG	33	1,033
WNS Holdings Ltd. sponsored ADR (a)	1,930	39,044
		950,746
Office Electronics - 0.6%
Canon, Inc.	7,500	224,315
Konica Minolta Holdings, Inc.	1,500	12,267
Neopost SA	1,731	121,252
		357,834
Semiconductors & Semiconductor Equipment - 1.2%
ARM Holdings PLC	1,290	17,452
ASM International NV (Netherlands)	1,050	32,834
Infineon Technologies AG	14,202	128,763
Nanoco Group PLC (a)	1,847	4,830
Samsung Electronics Co. Ltd.	59	72,712
Shinko Electric Industries Co. Ltd.	1,500	14,141
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	22,673	375,465
Tokyo Electron Ltd.	2,100	86,927
		733,124
Software - 0.7%
Aveva Group PLC	22	791
Dassault Systemes SA	406	51,861
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Linx SA	800	$ 13,010
Nexon Co. Ltd.	2,800	30,465
Nintendo Co. Ltd.	600	67,844
SAP AG	3,061	226,082
SimCorp A/S	640	20,070
		410,123
TOTAL INFORMATION TECHNOLOGY		4,099,223
MATERIALS - 6.0%
Chemicals - 3.8%
Akzo Nobel NV	8,755	514,854
Arkema SA	550	55,587
Asahi Kasei Corp.	4,000	29,273
AZ Electronic Materials SA	2,712	12,848
Chugoku Marine Paints Ltd.	4,000	19,948
Croda International PLC	400	16,111
DuluxGroup Ltd.	3,815	15,348
Elementis PLC	5,198	19,961
Givaudan SA	273	367,638
HEXPOL AB (B Shares)	384	26,537
Johnson Matthey PLC	927	40,813
JSR Corp.	1,200	20,833
Lanxess AG	600	38,670
Linde AG	2,465	474,020
Mitsubishi Gas Chemical Co., Inc.	2,000	16,014
Nitto Denko Corp.	1,600	84,617
Royal DSM NV	500	36,881
Shin-Etsu Chemical Co., Ltd.	4,400	263,309
Symrise AG	3,735	163,295
Syngenta AG (Switzerland)	178	69,704
		2,286,261
Construction Materials - 0.1%
HeidelbergCement Finance AG	566	39,310
James Hardie Industries PLC CDI	1,395	12,180
Lafarge SA (Bearer)	500	30,530
		82,020
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.4%
Rexam PLC	17,136	$ 129,565
Smurfit Kappa Group PLC	4,910	99,741
		229,306
Metals & Mining - 1.7%
African Minerals Ltd. (a)	1,100	3,239
Antofagasta PLC	1,830	24,247
Fortescue Metals Group Ltd.	7,000	26,977
Fresnillo PLC	800	16,154
Gerdau SA sponsored ADR	6,870	49,327
Glencore Xstrata PLC	17,706	83,744
Iluka Resources Ltd.	13,977	133,732
Nippon Steel & Sumitomo Metal Corp.	14,000	39,545
Rio Tinto Ltd.	1,668	86,552
Rio Tinto PLC	11,710	528,704
		992,221
TOTAL MATERIALS		3,589,808
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 2.1%
Bezeq Israeli Telecommunication Corp. Ltd.	13,230	21,564
BT Group PLC	49,106	247,323
China Unicom Ltd.	72,000	108,762
Deutsche Telekom AG	5,340	68,402
Hutchison Telecommunications Hong Kong Holdings Ltd.	30,000	12,999
Koninklijke KPN NV	8,438	24,646
PT Telkomunikasi Indonesia Tbk Series B	225,000	45,196
Singapore Telecommunications Ltd.	30,000	82,549
TDC A/S	27,940	228,153
Telefonica SA (a)	2,116	28,766
Telenor ASA	7,625	158,484
Telstra Corp. Ltd.	29,128	127,034
Vivendi SA	5,474	111,017
		1,264,895
Wireless Telecommunication Services - 4.1%
Advanced Info Service PCL (For. Reg.)	1,000	7,456
KDDI Corp.	21,800	1,036,337
NTT DoCoMo, Inc.	92	147,074
SK Telecom Co. Ltd.	631	125,663
SmarTone Telecommunications Holdings Ltd.	15,000	21,704
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SoftBank Corp.	1,900	$ 118,534
StarHub Ltd.	6,000	19,755
Tele2 AB (B Shares)	5,004	62,896
TIM Participacoes SA sponsored ADR	2,780	54,822
Vodafone Group PLC	255,693	823,719
		2,417,960
TOTAL TELECOMMUNICATION SERVICES		3,682,855
UTILITIES - 1.7%
Electric Utilities - 0.5%
Cheung Kong Infrastructure Holdings Ltd.	2,000	13,515
Enel SpA	13,879	45,895
Energias do Brasil SA	14,400	64,578
Iberdrola SA	2,700	14,317
Kansai Electric Power Co., Inc. (a)	5,600	62,474
Scottish & Southern Energy PLC	2,900	70,243
Spark Infrastructure Group unit	9,500	13,698
		284,720
Gas Utilities - 0.5%
China Resources Gas Group Ltd.	18,000	42,479
Snam Rete Gas SpA	37,377	174,874
Tokyo Gas Co. Ltd.	19,000	98,330
		315,683
Multi-Utilities - 0.7%
Centrica PLC	10,800	64,587
GDF Suez	12,500	270,938
Suez Environnement SA	3,770	56,179
		391,704
TOTAL UTILITIES		992,107
TOTAL COMMON STOCKS (Cost $49,818,031)		56,569,571
Nonconvertible Preferred Stocks - 0.9%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	600	136,474
Nonconvertible Preferred Stocks - continued
	Shares	Value
CONSUMER STAPLES - 0.5%
Household Products - 0.5%
Henkel AG & Co. KGaA	2,949	$ 285,690
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Telecom Italia SpA (Risparmio Shares)	190,421	105,278
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $499,030)		527,442
Equity Funds - 0.1%

Other - 0.1%
iShares MSCI Japan Index ETF (Cost $74,578)	6,878	74,764
Money Market Funds - 3.6%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $2,174,775)	2,174,775	2,174,775
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $52,566,414)		59,346,552
NET OTHER ASSETS (LIABILITIES) - 0.5%		269,547
NET ASSETS - 100%		$ 59,616,099
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6 Nikkei 225 Index Contracts (Japan)	Sept. 2013	$ 399,900	$ (201)
7 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	592,095	(9,763)
TOTAL EQUITY INDEX CONTRACTS		$ 991,995	$ (9,964)
The face value of futures purchased as a percentage of net assets is 1.7%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,465 or 0.1% of net assets.

Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,130,430	$ 4,512,361	$ 2,618,069	$ -
Consumer Staples	6,688,781	3,279,111	3,409,670	-
Energy	4,102,746	1,991,239	2,111,507	-
Financials	13,370,551	7,394,777	5,975,774	-
Health Care	5,885,921	2,805,455	3,080,466	-
Industrials	7,449,313	5,003,523	2,445,790	-
Information Technology	4,099,223	1,881,358	2,216,213	1,652
Materials	3,589,808	2,517,861	1,071,947	-
Telecommunication Services	3,788,133	1,001,481	2,786,652	-
Utilities	992,107	831,303	160,804	-
Equity Funds	74,764	74,764	-	-
Money Market Funds	2,174,775	2,174,775	-	-
Total Investments in Securities:	$ 59,346,552	$ 33,468,008	$ 25,876,892	$ 1,652
Derivative Instruments:
Liabilities
Futures Contracts	$ (9,964)	$ (9,964)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 8,286,276
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (9,964)
Total Value of Derivatives	$ -	$ (9,964)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United Kingdom	21.5%
Japan	19.6%
France	9.8%
Switzerland	9.5%
Germany	8.3%
United States of America	4.8%
Netherlands	4.1%
Australia	2.8%
Sweden	2.4%
Hong Kong	2.2%
Spain	1.7%
Italy	1.4%
Bermuda	1.1%
Bailiwick of Jersey	1.0%
Others (Individually Less Than 1%)	9.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $52,566,414)		$ 59,346,552
Segregated cash with brokers for derivative instruments		66,500
Foreign currency held at value (cost $52,361)		52,401
Receivable for investments sold		305,585
Receivable for fund shares sold		3,227
Dividends receivable		214,464
Prepaid expenses		264
Receivable from investment adviser for expense reductions		8,335
Other receivables		1,766
Total assets		59,999,094

Liabilities
Payable for investments purchased	$ 269,491
Payable for fund shares redeemed	1,118
Accrued management fee	34,520
Payable for daily variation margin for derivative instruments	12,717
Custody fees payable	37,766
Other affiliated payables	7,407
Other payables and accrued expenses	19,976
Total liabilities		382,995

Net Assets		$ 59,616,099
Net Assets consist of:
Paid in capital		$ 51,705,213
Undistributed net investment income		833,713
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		306,857
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,770,316
Net Assets		$ 59,616,099

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

International Multi-Manager: Net Asset Value, offering price and redemption price per share ($59,151,910 ÷ 5,116,684 shares)	$ 11.56

Class F: Net Asset Value, offering price and redemption price per share ($464,189 ÷ 40,124 shares)	$ 11.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 1,270,266
Less foreign taxes withheld		(102,510)
Total income		1,167,756

Expenses
Management fee	$ 201,660
Transfer agent fees	28,475
Accounting fees and expenses	15,343
Custodian fees and expenses	65,462
Independent trustees' compensation	365
Registration fees	21,345
Audit	22,739
Legal	105
Miscellaneous	225
Total expenses before reductions	355,719
Expense reductions	(12,729)	342,990
Net investment income (loss)		824,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	520,994
Foreign currency transactions	(18,236)
Futures contracts	(52,837)
Total net realized gain (loss)		449,921
Change in net unrealized appreciation (depreciation) on: Investment securities	1,487,258
Assets and liabilities in foreign currencies	1,449
Futures contracts	(9,964)
Total change in net unrealized appreciation (depreciation)		1,478,743
Net gain (loss)		1,928,664
Net increase (decrease) in net assets resulting from operations		$ 2,753,430

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	For the period May 2, 2012 (commencement of operations) to February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 824,766	$ 535,032
Net realized gain (loss)	449,921	34,292
Change in net unrealized appreciation (depreciation)	1,478,743	5,291,573
Net increase (decrease) in net assets resulting from operations	2,753,430	5,860,897
Distributions to shareholders from net investment income	(10,248)	(515,837)
Distributions to shareholders from net realized gain	(102,234)	(75,122)
Total distributions	(112,482)	(590,959)
Share transactions - net increase (decrease)	543,430	51,161,723
Redemption fees	55	5
Total increase (decrease) in net assets	3,184,433	56,431,666

Net Assets
Beginning of period	56,431,666	-
End of period (including undistributed net investment income of $833,713 and undistributed net investment income of $19,195, respectively)	$ 59,616,099	$ 56,431,666

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Multi-Manager

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.11
Net realized and unrealized gain (loss)	.38	1.05
Total from investment operations	.54	1.16
Distributions from net investment income	- H	(.10)
Distributions from net realized gain	(.02)	(.02)
Total distributions	(.02)	(.12)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 11.56	$ 11.04
Total Return B, C	4.92%	11.64%
Ratios to Average Net Assets G
Expenses before reductions	1.20% A	1.29% A
Expenses net of fee waivers, if any	1.18% A	1.18% A
Expenses net of all reductions	1.16% A	1.16% A
Net investment income (loss)	2.78% A	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,152	$ 56,164
Portfolio turnover rate E	45% A	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio turnover activity of any Underlying Funds.

F For the period May 2, 2012 (commencement of operations) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.69
Income from Investment Operations
Net investment income (loss) D	.17	.01
Net realized and unrealized gain (loss)	.37	.35
Total from investment operations	.54	.36
Distributions from net investment income	- H	-
Distributions from net realized gain	(.02)	-
Total distributions	(.02)	-
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 11.57	$ 11.05
Total Return B, C	4.92%	3.37%
Ratios to Average Net Assets G
Expenses before reductions	1.10% A	1.25% A
Expenses net of fee waivers, if any	1.09% A	1.09% A
Expenses net of all reductions	1.07% A	1.07% A
Net investment income (loss)	2.87% A	.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 464	$ 267
Portfolio turnover rate E	45% A	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio turnover activity of any Underlying Funds.

F For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Strategic Advisers® International Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund offers International Multi-Manager and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

In June 2013, the Board of Trustees approved the creation of additional classes of shares. The Fund will commence sale of shares of Class L and Class N in November 2013.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,269,525
Gross unrealized depreciation	(1,547,954)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,721,571

Tax cost	$ 52,624,981

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of ($52,837) and a change in net unrealized appreciation (depreciation) of ($9,964) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $13,162,437 and $12,719,981, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the period, the total annualized management fee rate was ..68% of the Fund's average net assets.

Sub-Advisers. Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (an affiliate of Strategic Advisers) and William Blair & Company, L.L.C. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of International Multi-Manager. International Multi-Manager does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
International Multi-Manager	$ 28,475.10

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to

Semiannual Report

6. Committed Line of Credit - continued

fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $37 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Strategic Advisers has contractually agreed to reimburse International Multi-Manager until April 30, 2015 to the extent that annual operating expenses exceed 1.18% of average net assets. During the period, this reimbursement reduced International Multi-Manager's expenses by $6,130. In addition, Strategic Advisers has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed 1.09% of Class F's average net assets. During the period, this reimbursement reduced Class F's expenses by $18. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements.

Commissions paid to certain brokers with whom Strategic Advisers, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,581 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013 A
From net investment income
International Multi-Manager	$ 10,175	$ 515,837
Class F	73	-
Total	$ 10,248	$ 515,837
From net realized gain
International Multi-Manager	$ 101,750	$ 75,122
Class F	484	-
Total	$ 102,234	$ 75,122

A Distributions for International Multi-Manager are for the period May 2, 2012 (commencement of operations) to February 28, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013 A, B	Six months ended August 31, 2013	Year ended February 28, 2013 A, B
International Multi-Manager
Shares sold	32,883	5,030,453	$ 381,693	$ 50,323,470
Reinvestment of distributions	10,083	56,336	111,925	590,959
Shares redeemed	(11,870)	(1,201)	(136,616)	(12,674)
Net increase (decrease)	31,096	5,085,588	$ 357,002	$ 50,901,755
Class F
Shares sold	16,537	24,194	$ 193,507	$ 259,968
Reinvestment of distributions	50	-	557	-
Shares redeemed	(657)	-	(7,636)	-
Net increase (decrease)	15,930	24,194	$ 186,428	$ 259,968

A Share transactions for Class F are for the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

B Share transactions for International Multi-Manager are for the period May 2, 2012 (commencement of operations) to February 28, 2013.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of approximately 99% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Causeway Capital Management LLC

Massachusetts Financial Services
Company

Pyramis Global Advisors, LLC

William Blair & Company, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STG-USAN-1013
1.938045.101

Strategic Advisers®
International Multi-Manager Fund

Class F

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
International Multi-Manager	1.18%
Actual		$ 1,000.00	$ 1,049.20	$ 6.09
HypotheticalA		$ 1,000.00	$ 1,019.26	$ 6.01
Class F	1.09%
Actual		$ 1,000.00	$ 1,049.20	$ 5.63
HypotheticalA		$ 1,000.00	$ 1,019.71	$ 5.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate)	2.0	1.8
KDDI Corp.	1.8	1.5
Royal Dutch Shell PLC Class A (United Kingdom)	1.7	1.7
Bayer AG	1.6	1.5
GlaxoSmithKline PLC	1.6	1.2
Novartis AG	1.5	1.3
Nestle SA	1.4	1.8
Vodafone Group PLC	1.4	1.1
HSBC Holdings PLC (United Kingdom)	1.4	1.3
Sumitomo Mitsui Financial Group, Inc.	1.3	1.2
	15.7
Top Five Market Sectors as of August 31, 2013
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.4	22.1
Industrials	12.5	12.3
Consumer Discretionary	11.9	10.4
Consumer Staples	11.2	12.4
Health Care	9.9	9.6
Geographic Diversification (% of fund's net assets)
As of August 31, 2013
United Kingdom 21.5%
Japan 20.3%
France 9.8%
Switzerland 9.5%
Germany 8.3%
United States of America* 4.1%
Netherlands 4.1%
Australia 2.8%
Sweden 2.4%
Other 17.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
As of February 28, 2013
United Kingdom 20.3%
Japan 20.2%
Switzerland 9.7%
France 8.9%
Germany 8.2%
Netherlands 4.4%
United States of America* 4.3%
Australia 3.3%
Sweden 2.1%
Other 18.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Stocks 95.8%	Stocks 96.0%
Foreign Large Blend Funds 0.0%	Foreign Large Blend Funds 0.9%
Other 0.1%	Other 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 4.1%	Short-Term Investments and Net Other Assets (Liabilities) 3.1%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.8%
Autoliv, Inc.	1,280	$ 103,654
Brembo SpA	446	10,168
Bridgestone Corp.	1,500	48,958
DENSO Corp.	6,100	277,104
Minth Group Ltd.	8,000	14,402
Sumitomo Rubber Industries Ltd.	900	12,587
TS tech Co. Ltd.	600	20,080
		486,953
Automobiles - 3.2%
Bayerische Motoren Werke AG (BMW)	1,576	148,491
Daimler AG (Germany)	5,168	354,629
Fuji Heavy Industries Ltd.	9,000	216,670
Great Wall Motor Co. Ltd. (H Shares)	13,500	68,767
Honda Motor Co. Ltd.	8,100	290,428
Isuzu Motors Ltd.	6,000	36,321
Kia Motors Corp.	1,160	70,226
Nissan Motor Co. Ltd.	4,700	46,495
Renault SA	700	50,032
Suzuki Motor Corp.	700	14,945
Tata Motors Ltd. sponsored ADR	563	12,566
Tofas Turk Otomobil Fabrikasi A/S	1,770	9,159
Toyota Motor Corp.	10,200	613,545
		1,932,274
Diversified Consumer Services - 0.0%
Kroton Educacional SA	2,000	26,824
Hotels, Restaurants & Leisure - 2.1%
Arcos Dorados Holdings, Inc. Class A	8,240	88,168
Autogrill SpA (a)	897	14,155
Carnival PLC	2,992	111,925
Compass Group PLC	33,084	438,874
Galaxy Entertainment Group Ltd. (a)	8,000	48,695
InterContinental Hotel Group PLC	3,636	101,828
MGM China Holdings Ltd.	2,000	5,971
Sands China Ltd.	31,600	181,749
Sodexo SA	200	17,649
Tatts Group Ltd.	3,159	9,025
The Restaurant Group PLC	1,065	8,921
Whitbread PLC	2,942	140,424
William Hill PLC	8,870	57,073
		1,224,457
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.2%
Berkeley Group Holdings PLC	2,060	$ 67,647
Haier Electronics Group Co. Ltd.	9,000	15,738
JM AB (B Shares)	218	5,608
Taylor Wimpey PLC	15,800	24,338
Techtronic Industries Co. Ltd.	15,000	36,830
		150,161
Internet & Catalog Retail - 0.1%
LG Home Shopping, Inc.	68	12,950
Rakuten, Inc.	3,900	47,784
		60,734
Leisure Equipment & Products - 0.2%
Sankyo Co. Ltd. (Gunma)	800	37,122
Sega Sammy Holdings, Inc.	2,100	49,981
Yamaha Corp.	1,600	20,077
		107,180
Media - 2.7%
BEC World PCL (For. Reg.)	7,000	11,852
Daily Mail & General Trust PLC Class A	4,480	54,847
Dentsu, Inc.	500	16,592
Fuji Media Holdings, Inc.	60	110,223
ITV PLC	60,921	155,398
Nippon Television Network Corp.	10,500	183,867
Pearson PLC	7,150	140,820
ProSiebenSat.1 Media AG	1,251	53,032
Publicis Groupe SA	3,089	229,931
realestate.com.au Ltd.	438	14,104
Reed Elsevier NV	24,755	447,084
Reed Elsevier PLC	2,300	28,212
Rightmove PLC	1,086	39,146
RTL Group	200	19,357
UBM PLC	3,494	37,415
WPP PLC	3,137	58,115
		1,599,995
Multiline Retail - 0.1%
Don Quijote Co. Ltd.	200	10,356
Lifestyle International Holdings Ltd.	8,000	17,229
Next PLC	320	24,270
		51,855
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.9%
Dunelm Group PLC	2,221	$ 32,491
Esprit Holdings Ltd.	42,750	72,992
Galiform PLC	5,080	22,153
H&M Hennes & Mauritz AB (B Shares)	4,850	178,197
Kingfisher PLC	7,400	44,151
Nitori Holdings Co. Ltd.	350	31,233
Sa Sa International Holdings Ltd.	24,000	25,719
Shimamura Co. Ltd.	100	10,176
Super Cheap Auto Group Ltd.	884	9,615
United Arrows Ltd.	400	16,018
USS Co. Ltd.	760	94,819
		537,564
Textiles, Apparel & Luxury Goods - 1.4%
adidas AG	975	103,089
Compagnie Financiere Richemont SA Series A	748	71,066
ECLAT Textile Co. Ltd.	3,060	27,346
Forus SA	1,285	7,530
Hermes International SCA	100	33,530
Kering SA	400	90,348
Kering SA rights 10/1/13 (a)	300	793
Li & Fung Ltd.	108,000	158,773
LVMH Moet Hennessy - Louis Vuitton SA	1,131	198,134
Tod's SpA	227	40,592
Yue Yuen Industrial (Holdings) Ltd.	27,500	84,758
		815,959
TOTAL CONSUMER DISCRETIONARY		6,993,956
CONSUMER STAPLES - 10.7%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	1,829	170,575
Diageo PLC	3,707	113,606
Heineken NV (Bearer)	5,178	355,520
Ito En Ltd.	1,400	31,454
Pernod Ricard SA	1,497	173,792
SABMiller PLC	1,700	80,984
		925,931
Food & Staples Retailing - 1.7%
Carrefour SA	1,608	50,336
Colruyt NV	1,007	55,738
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Eurocash SA	1,060	$ 17,021
FamilyMart Co. Ltd.	700	29,372
Koninklijke Ahold NV	2,653	42,269
Lawson, Inc.	2,800	210,282
Metro, Inc. Class A (sub. vtg.)	620	39,697
Seven & i Holdings Co., Ltd.	2,000	68,472
Sundrug Co. Ltd.	900	41,749
Tesco PLC	52,718	299,461
Tsuruha Holdings, Inc.	200	18,022
Woolworths Ltd.	3,664	116,325
Wumart Stores, Inc. (H Shares)	14,000	26,503
		1,015,247
Food Products - 3.0%
Ajinomoto Co., Inc.	2,000	25,578
Associated British Foods PLC	500	14,296
Danone SA	9,275	690,633
M. Dias Branco SA	1,600	61,124
Nestle SA	12,686	830,226
Super Group Ltd. Singapore	4,000	13,609
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,700	101,589
Unilever PLC	1,100	41,943
		1,778,998
Household Products - 1.1%
Henkel AG & Co. KGaA	380	30,892
Reckitt Benckiser Group PLC	8,400	570,817
Svenska Cellulosa AB (SCA) (B Shares)	2,200	53,744
		655,453
Personal Products - 1.0%
Beiersdorf AG	428	36,881
Kao Corp.	11,300	328,892
Kobayashi Pharmaceutical Co. Ltd.	2,300	127,186
Kose Corp.	1,900	53,115
L'Oreal SA	200	33,372
		579,446
Tobacco - 2.4%
British American Tobacco PLC (United Kingdom)	13,059	660,324
Imperial Tobacco Group PLC	2,288	75,595
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Japan Tobacco, Inc.	16,500	$ 557,285
KT&G Corp.	2,367	154,812
		1,448,016
TOTAL CONSUMER STAPLES		6,403,091
ENERGY - 6.9%
Energy Equipment & Services - 1.0%
Fred Olsen Energy ASA	537	24,850
John Wood Group PLC	3,055	38,135
Petrofac Ltd.	5,505	118,156
ProSafe ASA	1,403	12,517
Seadrill Ltd.	700	32,301
Technip SA	1,626	189,112
Tecnicas Reunidas SA	2,561	111,866
TGS Nopec Geophysical Co. ASA	1,338	39,441
Transocean Ltd. (Switzerland)	770	34,981
		601,359
Oil, Gas & Consumable Fuels - 5.9%
BG Group PLC	25,725	489,156
BP PLC	38,109	263,517
Cairn Energy PLC (a)	22,748	96,063
Cenovus Energy, Inc.	1,930	55,300
CNOOC Ltd.	119,000	235,298
Dragon Oil PLC	2,807	25,774
Galp Energia SGPS SA Class B	1,883	31,693
Imperial Oil Ltd.	4,100	171,193
INPEX Corp.	22	99,202
JX Holdings, Inc.	2,500	13,136
Oil Search Ltd. ADR	6,700	50,092
Petroleo Brasileiro SA - Petrobras sponsored ADR	6,930	93,694
Reliance Industries Ltd. GDR (c)	2,284	57,465
Repsol YPF SA	6,153	142,759
Royal Dutch Shell PLC:
Class A (United Kingdom)	31,882	1,031,127
Class B (United Kingdom)	1,753	59,002
Total SA	7,408	410,225
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tullow Oil PLC	5,568	$ 86,978
Woodside Petroleum Ltd.	2,640	89,713
		3,501,387
TOTAL ENERGY		4,102,746
FINANCIALS - 22.4%
Capital Markets - 2.3%
Aberdeen Asset Management PLC	6,485	35,395
Ashmore Group PLC	3,011	15,571
Azimut Holding SpA	1,542	33,117
Banca Generali SpA	824	18,633
CI Financial Corp.	1,460	44,425
Coronation Fund Managers Ltd.	1,620	10,557
Credit Suisse Group	9,633	277,666
Daiwa Securities Group, Inc.	12,000	95,998
Hargreaves Lansdown PLC	1,128	17,454
Julius Baer Group Ltd.	1,625	71,605
Jupiter Fund Management PLC	4,009	20,695
Macquarie Group Ltd.	763	29,786
Nomura Holdings, Inc.	3,300	22,753
Partners Group Holding AG	202	51,778
UBS AG	32,926	636,183
Value Partners Group Ltd.	17,000	9,690
		1,391,306
Commercial Banks - 11.2%
Alior Bank SA	276	7,814
Australia & New Zealand Banking Group Ltd.	6,420	169,652
Banco Bilbao Vizcaya Argentaria SA	8,857	84,642
Banco Santander SA (Spain)	9,137	64,564
Bank of Ireland (a)	186,350	53,679
Bank of Yokohama Ltd.	7,000	36,602
Bankinter SA	2,137	9,560
Banregio Grupo Financiero SA	3,900	23,182
Barclays PLC	106,483	466,460
BNP Paribas SA	11,074	693,964
Chiba Bank Ltd.	7,000	47,697
China Merchants Bank Co. Ltd.:
rights 9/19/13 (a)	4,437	1,007
(H Shares)	25,500	44,197
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
DBS Group Holdings Ltd.	7,000	$ 86,704
DNB ASA	14,574	226,236
Erste Group Bank AG	5,599	179,485
First Gulf Bank PJSC	6,849	29,928
Guaranty Trust Bank PLC GDR (Reg. S)	3,497	26,088
HDFC Bank Ltd. sponsored ADR	3,436	99,575
HSBC Holdings PLC:
(Hong Kong)	24,800	259,692
(United Kingdom)	77,410	810,479
ICICI Bank Ltd. sponsored ADR	910	23,678
Intesa Sanpaolo SpA	54,203	106,382
Itau Unibanco Holding SA sponsored ADR	2,367	28,806
Joyo Bank Ltd.	10,000	51,374
Jyske Bank A/S (Reg.) (a)	671	30,969
Kasikornbank PCL:
NVDR	9,100	44,949
(For. Reg.)	4,600	22,721
KBC Groupe SA	4,730	208,047
Kiatnakin Finance PCL (For. Reg.)	3,600	4,418
Lloyds Banking Group PLC (a)	196,067	220,541
Mitsubishi UFJ Financial Group, Inc.	35,500	206,887
Nordea Bank AB	6,800	79,160
North Pacific Bank Ltd.	10,000	38,886
PT Bank Rakyat Indonesia Tbk	72,000	43,516
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	5,884	61,900
Security Bank Corp.	3,200	8,436
Shinsei Bank Ltd.	22,000	43,037
Skandinaviska Enskilda Banken AB (A Shares)	12,208	125,352
Societe Generale Series A	1,107	48,449
Standard Chartered PLC (United Kingdom)	8,314	185,661
Sumitomo Mitsui Financial Group, Inc.	18,000	791,206
Sumitomo Mitsui Trust Holdings, Inc.	9,000	38,867
Svenska Handelsbanken AB (A Shares)	1,000	42,913
Swedbank AB (A Shares)	2,300	52,057
Sydbank A/S (a)	1,095	26,423
The Hachijuni Bank Ltd.	7,000	39,200
The Suruga Bank Ltd.	2,000	31,287
UniCredit SpA	30,933	174,896
Unione di Banche Italiane SCPA	3,595	17,342
United Overseas Bank Ltd.	5,000	77,963
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Westpac Banking Corp.	12,628	$ 352,810
Wing Hang Bank Ltd.	2,058	19,878
		6,669,218
Consumer Finance - 0.2%
AEON Financial Service Co. Ltd.	2,200	58,785
Credit Saison Co. Ltd.	900	20,558
Flexigroup Ltd.	3,227	12,666
International Personal Finance PLC	34	314
Provident Financial PLC	976	25,516
		117,839
Diversified Financial Services - 1.3%
Century Tokyo Leasing Corp.	600	16,166
Deutsche Boerse AG	1,086	76,143
FirstRand Ltd.	13,883	40,603
IG Group Holdings PLC	7,569	66,625
ING Groep NV (Certificaten Van Aandelen) (a)	30,540	332,508
Inversiones La Construccion SA	502	6,297
Lifestyle Property Development Ltd. (a)	400	0
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,000	22,541
ORIX Corp.	16,100	219,378
		780,261
Insurance - 5.0%
Admiral Group PLC	1,911	37,344
AEGON NV	10,100	71,894
Ageas	800	31,487
AIA Group Ltd.	66,600	292,442
Allianz AG	561	80,373
Amlin PLC	11,652	70,820
Aviva PLC	32,786	196,246
AXA SA	15,164	330,384
BB Seguridade Participacoes SA	5,400	43,545
Catlin Group Ltd.	6,208	44,976
Delta Lloyd NV	6,170	117,834
Euler Hermes SA	433	48,929
Hiscox Ltd.	18,283	182,749
Jardine Lloyd Thompson Group PLC	4,069	56,972
Lancashire Holdings Ltd.	2,540	28,302
Legal & General Group PLC	8,876	25,695
MS&AD Insurance Group Holdings, Inc.	2,300	57,621
Muenchener Rueckversicherungs AG	514	93,679
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Prudential PLC	14,612	$ 244,401
Sampo Oyj (A Shares)	3,274	136,346
Sony Financial Holdings, Inc.	9,200	148,996
St. James's Place Capital PLC	3,191	29,349
Suncorp-Metway Ltd.	2,982	32,725
Swiss Re Ltd.	2,350	180,332
Tokio Marine Holdings, Inc.	1,000	30,584
Zurich Insurance Group AG	1,487	370,132
		2,984,157
Real Estate Investment Trusts - 0.5%
Big Yellow Group PLC	2,259	14,178
British Land Co. PLC	2,936	25,389
Derwent London PLC	530	19,022
Goodman Group unit	2,626	10,822
Mirvac Group unit	11,575	16,947
Unibail-Rodamco	631	141,857
Westfield Group unit	7,115	70,166
		298,381
Real Estate Management & Development - 1.9%
AEON Mall Co. Ltd.	990	25,738
China Overseas Grand Oceans Group Ltd.	16,000	20,922
China Overseas Land and Investment Ltd.	28,000	83,410
Countrywide PLC	1,592	13,569
Deutsche Annington Immobilien SE	2,418	59,920
Deutsche Wohnen AG	9,068	159,037
Global Logistic Properties Ltd.	10,000	21,167
GSW Immobilien AG	3,548	154,580
Hongkong Land Holdings Ltd.	4,000	25,840
Hysan Development Co. Ltd.	4,000	17,384
Mitsubishi Estate Co. Ltd.	6,000	155,004
Mitsui Fudosan Co. Ltd.	1,000	31,306
Parque Arauco SA	12,254	25,454
Sun Hung Kai Properties Ltd.	7,000	90,812
Swire Pacific Ltd. (A Shares)	1,500	17,197
TAG Immobilien AG	6,310	73,772
Tokyo Tatemono Co. Ltd.	3,000	25,341
UOL Group Ltd.	4,000	20,069
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Wharf Holdings Ltd.	12,000	$ 98,653
Wheelock and Co. Ltd.	2,000	10,214
		1,129,389
TOTAL FINANCIALS		13,370,551
HEALTH CARE - 9.9%
Biotechnology - 0.5%
Abcam PLC	2,426	16,918
Algeta ASA (a)	288	12,132
Amarin Corp. PLC ADR (a)	2,400	15,120
CSL Ltd.	3,227	195,280
Grifols SA ADR	1,450	43,921
		283,371
Health Care Equipment & Supplies - 0.4%
Ansell Ltd.	1,355	23,421
GN Store Nordic A/S	2,419	49,801
Nihon Kohden Corp.	1,800	66,284
Olympus Corp. (a)	700	20,105
Sonova Holding AG Class B	613	67,859
St. Shine Optical Co. Ltd.	500	13,597
		241,067
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	300	36,097
Miraca Holdings, Inc.	700	31,125
Odontoprev SA	7,900	29,170
Ryman Healthcare Group Ltd.	2,716	14,168
Ship Healthcare Holdings, Inc.	500	18,034
		128,594
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	84	19,462
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	554	13,296
		32,758
Pharmaceuticals - 8.7%
Astellas Pharma, Inc.	3,000	152,634
Bayer AG	8,520	946,329
BTG PLC (a)	117	698
Daiichi Sankyo Kabushiki Kaisha	1,000	17,108
GlaxoSmithKline PLC	36,388	928,024
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Hikma Pharmaceuticals PLC	1,053	$ 16,547
Novartis AG	11,866	864,435
Novo Nordisk A/S Series B	1,030	172,212
Roche Holding AG (participation certificate)	4,702	1,172,910
Rohto Pharmaceutical Co. Ltd.	1,000	14,005
Sanofi SA	5,546	531,509
Santen Pharmaceutical Co. Ltd.	5,400	249,456
Shionogi & Co. Ltd.	800	15,535
Sino Biopharmaceutical Ltd.	40,000	28,577
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,598	61,076
UCB SA	500	29,076
		5,200,131
TOTAL HEALTH CARE		5,885,921
INDUSTRIALS - 12.5%
Aerospace & Defense - 1.3%
Cobham PLC	33,363	147,197
European Aeronautic Defence and Space Co. (EADS) NV	500	28,815
Finmeccanica SpA (a)	5,600	28,643
Meggitt PLC	10,514	85,786
MTU Aero Engines Holdings AG	234	21,005
Rolls-Royce Group PLC	17,165	295,799
Safran SA	1,000	55,529
Singapore Technologies Engineering Ltd.	23,000	71,402
Zodiac Aerospace	115	16,650
		750,826
Air Freight & Logistics - 0.9%
PostNL NV	34,153	120,519
Yamato Holdings Co. Ltd.	19,600	419,376
		539,895
Airlines - 0.6%
Cathay Pacific Airways Ltd.	7,000	12,006
easyJet PLC	2,846	54,381
International Consolidated Airlines Group SA CDI (a)	31,073	137,864
Japan Airlines Co. Ltd.	300	15,871
Ryanair Holdings PLC sponsored ADR	2,300	109,158
WestJet Airlines Ltd.	892	18,521
		347,801
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.6%
Asahi Glass Co. Ltd.	4,000	$ 23,269
ASSA ABLOY AB (B Shares)	1,300	55,355
Compagnie de St. Gobain	669	31,247
Daikin Industries Ltd.	1,600	76,605
Geberit AG (Reg.)	599	145,751
		332,227
Commercial Services & Supplies - 0.4%
Babcock International Group PLC	5,235	92,322
Berendsen PLC	643	8,580
Brambles Ltd.	5,916	46,337
Intrum Justitia AB	506	12,331
Park24 Co. Ltd.	800	13,849
Secom Co. Ltd.	900	51,325
Serco Group PLC	1,954	16,579
		241,323
Construction & Engineering - 1.0%
Balfour Beatty PLC	30,375	115,986
Chiyoda Corp.	2,000	22,766
JGC Corp.	12,000	408,682
Keller Group PLC	866	14,910
VINCI SA	700	36,146
		598,490
Electrical Equipment - 1.4%
Legrand SA	9,622	488,012
Mitsubishi Electric Corp.	6,000	59,318
Schneider Electric SA	3,446	263,700
Sumitomo Electric Industries Ltd.	3,600	48,093
		859,123
Industrial Conglomerates - 1.5%
Bidvest Group Ltd.	1,680	41,304
Hutchison Whampoa Ltd.	9,000	104,340
Koninklijke Philips Electronics NV	2,954	91,344
SembCorp Industries Ltd.	22,000	84,337
Siemens AG	5,619	595,142
		916,467
Machinery - 2.1%
Atlas Copco AB (A Shares)	9,866	266,622
Burckhardt Compression Holding AG	35	14,172
GEA Group AG	1,300	52,558
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Glory Ltd.	5,600	$ 116,593
Haitian International Holdings Ltd.	7,000	12,891
IMI PLC	4,463	99,249
Joy Global, Inc.	1,800	88,416
JTEKT Corp.	1,100	14,224
Kawasaki Heavy Industries Ltd.	6,000	20,801
Komatsu Ltd.	1,100	23,891
Kubota Corp.	1,000	13,519
Makita Corp.	1,800	94,531
Mitsubishi Heavy Industries Ltd.	6,000	32,732
Rotork PLC	670	28,138
Schindler Holding AG (participation certificate)	1,559	214,971
SembCorp Marine Ltd.	38,000	124,522
Senior Engineering Group PLC	2,373	9,936
SKF AB (B Shares)	600	15,889
Sumitomo Heavy Industries Ltd.	3,000	13,469
		1,257,124
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	2	17,008
Kuehne & Nagel International AG	750	93,423
Orient Overseas International Ltd.	3,000	16,520
		126,951
Professional Services - 0.7%
Bertrandt AG	126	13,887
Capita Group PLC	6,245	92,279
Experian PLC	9,189	160,914
Intertek Group PLC	300	14,886
Michael Page International PLC	13,608	97,618
SEEK Ltd.	2,140	20,380
SGS SA (Reg.)	10	22,774
		422,738
Road & Rail - 0.4%
Canadian National Railway Co.	1,129	105,879
Canadian Pacific Railway Ltd.	393	46,218
East Japan Railway Co.	800	61,185
West Japan Railway Co.	600	24,700
		237,982
Trading Companies & Distributors - 1.2%
Ashtead Group PLC	3,469	34,675
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Brenntag AG	1,032	$ 156,853
Bunzl PLC	12,184	256,978
Itochu Corp.	10,800	121,578
Mills Estruturas e Servicos de Engenharia SA	800	9,925
Misumi Group, Inc.	500	12,233
Mitsubishi Corp.	3,800	70,694
Noble Group Ltd.	23,000	14,605
Wolseley PLC	765	38,648
		716,189
Transportation Infrastructure - 0.2%
CCR SA	2,900	21,088
China Merchant Holdings International Co. Ltd.	24,000	81,089
		102,177
TOTAL INDUSTRIALS		7,449,313
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 1.0%
AAC Acoustic Technology Holdings, Inc.	8,500	38,804
Nokia Corp. (a)	41,453	160,830
Telefonaktiebolaget LM Ericsson (B Shares)	34,733	408,488
		608,122
Computers & Peripherals - 0.1%
Wincor Nixdorf AG	374	23,449
Electronic Equipment & Components - 1.1%
China High Precision Automation Group Ltd.	15,000	1,652
Halma PLC	14,506	122,853
Hirose Electric Co. Ltd.	800	104,815
Hitachi Ltd.	20,000	119,642
HLS Systems International Ltd. (a)	943	12,400
Keyence Corp.	200	65,707
Kyocera Corp.	200	20,369
Murata Manufacturing Co. Ltd.	500	34,095
Omron Corp.	400	12,463
Oxford Instruments PLC	246	5,448
Spectris PLC	2,278	78,406
TDK Corp.	600	21,584
Venture Corp. Ltd.	7,000	41,706
		641,140
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.6%
Carsales.com Ltd.	1,478	$ 14,655
Moneysupermarket.com Group PLC	6,141	16,178
NHN Corp.	53	21,319
Tencent Holdings Ltd.	2,000	93,778
Yahoo! Japan Corp.	428	210,835
Yandex NV (a)	560	17,920
		374,685
IT Services - 1.6%
Amadeus IT Holding SA Class A	8,574	276,950
Atos Origin SA	254	18,866
Cap Gemini SA	620	33,957
Cognizant Technology Solutions Corp. Class A (a)	1,120	82,096
Computershare Ltd.	7,071	60,733
Infosys Ltd. sponsored ADR	1,073	49,755
Nomura Research Institute Ltd.	8,200	254,614
Obic Co. Ltd.	380	111,239
Otsuka Corp.	100	12,039
Sonda SA	4,090	10,420
Wirecard AG	33	1,033
WNS Holdings Ltd. sponsored ADR (a)	1,930	39,044
		950,746
Office Electronics - 0.6%
Canon, Inc.	7,500	224,315
Konica Minolta Holdings, Inc.	1,500	12,267
Neopost SA	1,731	121,252
		357,834
Semiconductors & Semiconductor Equipment - 1.2%
ARM Holdings PLC	1,290	17,452
ASM International NV (Netherlands)	1,050	32,834
Infineon Technologies AG	14,202	128,763
Nanoco Group PLC (a)	1,847	4,830
Samsung Electronics Co. Ltd.	59	72,712
Shinko Electric Industries Co. Ltd.	1,500	14,141
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	22,673	375,465
Tokyo Electron Ltd.	2,100	86,927
		733,124
Software - 0.7%
Aveva Group PLC	22	791
Dassault Systemes SA	406	51,861
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Linx SA	800	$ 13,010
Nexon Co. Ltd.	2,800	30,465
Nintendo Co. Ltd.	600	67,844
SAP AG	3,061	226,082
SimCorp A/S	640	20,070
		410,123
TOTAL INFORMATION TECHNOLOGY		4,099,223
MATERIALS - 6.0%
Chemicals - 3.8%
Akzo Nobel NV	8,755	514,854
Arkema SA	550	55,587
Asahi Kasei Corp.	4,000	29,273
AZ Electronic Materials SA	2,712	12,848
Chugoku Marine Paints Ltd.	4,000	19,948
Croda International PLC	400	16,111
DuluxGroup Ltd.	3,815	15,348
Elementis PLC	5,198	19,961
Givaudan SA	273	367,638
HEXPOL AB (B Shares)	384	26,537
Johnson Matthey PLC	927	40,813
JSR Corp.	1,200	20,833
Lanxess AG	600	38,670
Linde AG	2,465	474,020
Mitsubishi Gas Chemical Co., Inc.	2,000	16,014
Nitto Denko Corp.	1,600	84,617
Royal DSM NV	500	36,881
Shin-Etsu Chemical Co., Ltd.	4,400	263,309
Symrise AG	3,735	163,295
Syngenta AG (Switzerland)	178	69,704
		2,286,261
Construction Materials - 0.1%
HeidelbergCement Finance AG	566	39,310
James Hardie Industries PLC CDI	1,395	12,180
Lafarge SA (Bearer)	500	30,530
		82,020
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.4%
Rexam PLC	17,136	$ 129,565
Smurfit Kappa Group PLC	4,910	99,741
		229,306
Metals & Mining - 1.7%
African Minerals Ltd. (a)	1,100	3,239
Antofagasta PLC	1,830	24,247
Fortescue Metals Group Ltd.	7,000	26,977
Fresnillo PLC	800	16,154
Gerdau SA sponsored ADR	6,870	49,327
Glencore Xstrata PLC	17,706	83,744
Iluka Resources Ltd.	13,977	133,732
Nippon Steel & Sumitomo Metal Corp.	14,000	39,545
Rio Tinto Ltd.	1,668	86,552
Rio Tinto PLC	11,710	528,704
		992,221
TOTAL MATERIALS		3,589,808
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 2.1%
Bezeq Israeli Telecommunication Corp. Ltd.	13,230	21,564
BT Group PLC	49,106	247,323
China Unicom Ltd.	72,000	108,762
Deutsche Telekom AG	5,340	68,402
Hutchison Telecommunications Hong Kong Holdings Ltd.	30,000	12,999
Koninklijke KPN NV	8,438	24,646
PT Telkomunikasi Indonesia Tbk Series B	225,000	45,196
Singapore Telecommunications Ltd.	30,000	82,549
TDC A/S	27,940	228,153
Telefonica SA (a)	2,116	28,766
Telenor ASA	7,625	158,484
Telstra Corp. Ltd.	29,128	127,034
Vivendi SA	5,474	111,017
		1,264,895
Wireless Telecommunication Services - 4.1%
Advanced Info Service PCL (For. Reg.)	1,000	7,456
KDDI Corp.	21,800	1,036,337
NTT DoCoMo, Inc.	92	147,074
SK Telecom Co. Ltd.	631	125,663
SmarTone Telecommunications Holdings Ltd.	15,000	21,704
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SoftBank Corp.	1,900	$ 118,534
StarHub Ltd.	6,000	19,755
Tele2 AB (B Shares)	5,004	62,896
TIM Participacoes SA sponsored ADR	2,780	54,822
Vodafone Group PLC	255,693	823,719
		2,417,960
TOTAL TELECOMMUNICATION SERVICES		3,682,855
UTILITIES - 1.7%
Electric Utilities - 0.5%
Cheung Kong Infrastructure Holdings Ltd.	2,000	13,515
Enel SpA	13,879	45,895
Energias do Brasil SA	14,400	64,578
Iberdrola SA	2,700	14,317
Kansai Electric Power Co., Inc. (a)	5,600	62,474
Scottish & Southern Energy PLC	2,900	70,243
Spark Infrastructure Group unit	9,500	13,698
		284,720
Gas Utilities - 0.5%
China Resources Gas Group Ltd.	18,000	42,479
Snam Rete Gas SpA	37,377	174,874
Tokyo Gas Co. Ltd.	19,000	98,330
		315,683
Multi-Utilities - 0.7%
Centrica PLC	10,800	64,587
GDF Suez	12,500	270,938
Suez Environnement SA	3,770	56,179
		391,704
TOTAL UTILITIES		992,107
TOTAL COMMON STOCKS (Cost $49,818,031)		56,569,571
Nonconvertible Preferred Stocks - 0.9%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	600	136,474
Nonconvertible Preferred Stocks - continued
	Shares	Value
CONSUMER STAPLES - 0.5%
Household Products - 0.5%
Henkel AG & Co. KGaA	2,949	$ 285,690
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Telecom Italia SpA (Risparmio Shares)	190,421	105,278
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $499,030)		527,442
Equity Funds - 0.1%

Other - 0.1%
iShares MSCI Japan Index ETF (Cost $74,578)	6,878	74,764
Money Market Funds - 3.6%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $2,174,775)	2,174,775	2,174,775
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $52,566,414)		59,346,552
NET OTHER ASSETS (LIABILITIES) - 0.5%		269,547
NET ASSETS - 100%		$ 59,616,099
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6 Nikkei 225 Index Contracts (Japan)	Sept. 2013	$ 399,900	$ (201)
7 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	592,095	(9,763)
TOTAL EQUITY INDEX CONTRACTS		$ 991,995	$ (9,964)
The face value of futures purchased as a percentage of net assets is 1.7%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,465 or 0.1% of net assets.

Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,130,430	$ 4,512,361	$ 2,618,069	$ -
Consumer Staples	6,688,781	3,279,111	3,409,670	-
Energy	4,102,746	1,991,239	2,111,507	-
Financials	13,370,551	7,394,777	5,975,774	-
Health Care	5,885,921	2,805,455	3,080,466	-
Industrials	7,449,313	5,003,523	2,445,790	-
Information Technology	4,099,223	1,881,358	2,216,213	1,652
Materials	3,589,808	2,517,861	1,071,947	-
Telecommunication Services	3,788,133	1,001,481	2,786,652	-
Utilities	992,107	831,303	160,804	-
Equity Funds	74,764	74,764	-	-
Money Market Funds	2,174,775	2,174,775	-	-
Total Investments in Securities:	$ 59,346,552	$ 33,468,008	$ 25,876,892	$ 1,652
Derivative Instruments:
Liabilities
Futures Contracts	$ (9,964)	$ (9,964)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 8,286,276
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (9,964)
Total Value of Derivatives	$ -	$ (9,964)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United Kingdom	21.5%
Japan	19.6%
France	9.8%
Switzerland	9.5%
Germany	8.3%
United States of America	4.8%
Netherlands	4.1%
Australia	2.8%
Sweden	2.4%
Hong Kong	2.2%
Spain	1.7%
Italy	1.4%
Bermuda	1.1%
Bailiwick of Jersey	1.0%
Others (Individually Less Than 1%)	9.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $52,566,414)		$ 59,346,552
Segregated cash with brokers for derivative instruments		66,500
Foreign currency held at value (cost $52,361)		52,401
Receivable for investments sold		305,585
Receivable for fund shares sold		3,227
Dividends receivable		214,464
Prepaid expenses		264
Receivable from investment adviser for expense reductions		8,335
Other receivables		1,766
Total assets		59,999,094

Liabilities
Payable for investments purchased	$ 269,491
Payable for fund shares redeemed	1,118
Accrued management fee	34,520
Payable for daily variation margin for derivative instruments	12,717
Custody fees payable	37,766
Other affiliated payables	7,407
Other payables and accrued expenses	19,976
Total liabilities		382,995

Net Assets		$ 59,616,099
Net Assets consist of:
Paid in capital		$ 51,705,213
Undistributed net investment income		833,713
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		306,857
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,770,316
Net Assets		$ 59,616,099

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

International Multi-Manager: Net Asset Value, offering price and redemption price per share ($59,151,910 ÷ 5,116,684 shares)	$ 11.56

Class F: Net Asset Value, offering price and redemption price per share ($464,189 ÷ 40,124 shares)	$ 11.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 1,270,266
Less foreign taxes withheld		(102,510)
Total income		1,167,756

Expenses
Management fee	$ 201,660
Transfer agent fees	28,475
Accounting fees and expenses	15,343
Custodian fees and expenses	65,462
Independent trustees' compensation	365
Registration fees	21,345
Audit	22,739
Legal	105
Miscellaneous	225
Total expenses before reductions	355,719
Expense reductions	(12,729)	342,990
Net investment income (loss)		824,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	520,994
Foreign currency transactions	(18,236)
Futures contracts	(52,837)
Total net realized gain (loss)		449,921
Change in net unrealized appreciation (depreciation) on: Investment securities	1,487,258
Assets and liabilities in foreign currencies	1,449
Futures contracts	(9,964)
Total change in net unrealized appreciation (depreciation)		1,478,743
Net gain (loss)		1,928,664
Net increase (decrease) in net assets resulting from operations		$ 2,753,430

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	For the period May 2, 2012 (commencement of operations) to February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 824,766	$ 535,032
Net realized gain (loss)	449,921	34,292
Change in net unrealized appreciation (depreciation)	1,478,743	5,291,573
Net increase (decrease) in net assets resulting from operations	2,753,430	5,860,897
Distributions to shareholders from net investment income	(10,248)	(515,837)
Distributions to shareholders from net realized gain	(102,234)	(75,122)
Total distributions	(112,482)	(590,959)
Share transactions - net increase (decrease)	543,430	51,161,723
Redemption fees	55	5
Total increase (decrease) in net assets	3,184,433	56,431,666

Net Assets
Beginning of period	56,431,666	-
End of period (including undistributed net investment income of $833,713 and undistributed net investment income of $19,195, respectively)	$ 59,616,099	$ 56,431,666

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Multi-Manager

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.11
Net realized and unrealized gain (loss)	.38	1.05
Total from investment operations	.54	1.16
Distributions from net investment income	- H	(.10)
Distributions from net realized gain	(.02)	(.02)
Total distributions	(.02)	(.12)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 11.56	$ 11.04
Total Return B, C	4.92%	11.64%
Ratios to Average Net Assets G
Expenses before reductions	1.20% A	1.29% A
Expenses net of fee waivers, if any	1.18% A	1.18% A
Expenses net of all reductions	1.16% A	1.16% A
Net investment income (loss)	2.78% A	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,152	$ 56,164
Portfolio turnover rate E	45% A	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio turnover activity of any Underlying Funds.

F For the period May 2, 2012 (commencement of operations) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.69
Income from Investment Operations
Net investment income (loss) D	.17	.01
Net realized and unrealized gain (loss)	.37	.35
Total from investment operations	.54	.36
Distributions from net investment income	- H	-
Distributions from net realized gain	(.02)	-
Total distributions	(.02)	-
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 11.57	$ 11.05
Total Return B, C	4.92%	3.37%
Ratios to Average Net Assets G
Expenses before reductions	1.10% A	1.25% A
Expenses net of fee waivers, if any	1.09% A	1.09% A
Expenses net of all reductions	1.07% A	1.07% A
Net investment income (loss)	2.87% A	.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 464	$ 267
Portfolio turnover rate E	45% A	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio turnover activity of any Underlying Funds.

F For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Strategic Advisers® International Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund offers International Multi-Manager and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

In June 2013, the Board of Trustees approved the creation of additional classes of shares. The Fund will commence sale of shares of Class L and Class N in November 2013.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,269,525
Gross unrealized depreciation	(1,547,954)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,721,571

Tax cost	$ 52,624,981

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of ($52,837) and a change in net unrealized appreciation (depreciation) of ($9,964) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $13,162,437 and $12,719,981, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the period, the total annualized management fee rate was ..68% of the Fund's average net assets.

Sub-Advisers. Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (an affiliate of Strategic Advisers) and William Blair & Company, L.L.C. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of International Multi-Manager. International Multi-Manager does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
International Multi-Manager	$ 28,475.10

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to

Semiannual Report

6. Committed Line of Credit - continued

fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $37 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Strategic Advisers has contractually agreed to reimburse International Multi-Manager until April 30, 2015 to the extent that annual operating expenses exceed 1.18% of average net assets. During the period, this reimbursement reduced International Multi-Manager's expenses by $6,130. In addition, Strategic Advisers has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed 1.09% of Class F's average net assets. During the period, this reimbursement reduced Class F's expenses by $18. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements.

Commissions paid to certain brokers with whom Strategic Advisers, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,581 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013 A
From net investment income
International Multi-Manager	$ 10,175	$ 515,837
Class F	73	-
Total	$ 10,248	$ 515,837
From net realized gain
International Multi-Manager	$ 101,750	$ 75,122
Class F	484	-
Total	$ 102,234	$ 75,122

A Distributions for International Multi-Manager are for the period May 2, 2012 (commencement of operations) to February 28, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013 A, B	Six months ended August 31, 2013	Year ended February 28, 2013 A, B
International Multi-Manager
Shares sold	32,883	5,030,453	$ 381,693	$ 50,323,470
Reinvestment of distributions	10,083	56,336	111,925	590,959
Shares redeemed	(11,870)	(1,201)	(136,616)	(12,674)
Net increase (decrease)	31,096	5,085,588	$ 357,002	$ 50,901,755
Class F
Shares sold	16,537	24,194	$ 193,507	$ 259,968
Reinvestment of distributions	50	-	557	-
Shares redeemed	(657)	-	(7,636)	-
Net increase (decrease)	15,930	24,194	$ 186,428	$ 259,968

A Share transactions for Class F are for the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

B Share transactions for International Multi-Manager are for the period May 2, 2012 (commencement of operations) to February 28, 2013.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of approximately 99% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors, LLC

Causeway Capital Management LLC

Massachusetts Financial Services Company

William Blair & Company, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STG-F-SANN-1013
1.951518.100

Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2013

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.21%	$ 1,000.00	$ 892.80	$ 1.00
Hypothetical A		$ 1,000.00	$ 1,024.15	$ 1.07

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Lazard Emerging Markets Equity Portfolio Institutional Class	15.1	14.2
Aberdeen Emerging Markets Institutional Fund	14.5	14.5
GMO Emerging Markets Fund - Class V	12.7	13.6
T. Rowe Price Emerging Markets Stock Fund	11.1	10.5
Fidelity Emerging Markets Fund	10.6	10.0
Oppenheimer Developing Markets Fund Class A	5.5	5.0
Eaton Vance Parametric Structured Emerging Markets Fund Class A	5.2	5.0
Invesco Developing Markets Fund Class A	5.1	5.0
iShares FTSE/Xinhua China 25 Index ETF	1.4	1.4
Samsung Electronics Co. Ltd.	0.9	0.9
	82.1
Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Emerging Markets Funds 81.3%	Emerging Markets Funds 84.3%
Stocks 14.7%	Stocks 14.4%
Europe Stock Funds 0.3%	Europe Stock Funds 0.3%
Sector Funds 0.0%*	Sector Funds 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 3.7%	Short-Term Investments and Net Other Assets (Liabilities) 1.0%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
* Amount represents less than 0.1%.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 13.8%
	Shares	Value
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.1%
ATLASBX Co. Ltd.	1,967	$ 65,566
Dongah Tire & Rubber Co. Ltd.	3,340	60,179
INZI Controls Co. Ltd.	14,050	65,692
Kenda Rubber Industrial Co. Ltd.	50,960	98,913
PT Gadjah Tunggal Tbk	242,000	41,441
S&T Motiv Co. Ltd.	2,050	55,220
Sejong Industrial Co. Ltd.	3,620	54,136
Sungwoo Hitech Co. Ltd.	10,249	139,883
		581,030
Automobiles - 0.8%
DRB-Hicom BHD	149,800	118,053
Hyundai Motor Co.	27,005	6,057,771
Kia Motors Corp.	81,449	4,930,879
Qingling Motors Co. Ltd. (H Shares)	140,000	34,845
Tata Motors Ltd.	78,437	353,913
Tata Motors Ltd. sponsored ADR	57,328	1,279,561
		12,775,022
Distributors - 0.1%
Imperial Holdings Ltd.	91,992	1,863,103
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR	21,721	461,137
Hotels, Restaurants & Leisure - 0.0%
Shanghai Jin Jiang International Hotel Co. Ltd. (H Shares)	272,000	47,704
Household Durables - 0.0%
Kang Yong Electric PCL NVDR	5,000	35,415
Rodobens Negocios Imobiliarios SA	18,200	110,606
TCL Multimedia Technology Holdings Ltd.	480,000	214,793
Tonly Electronics Holdings Ltd. (a)	60,400	32,480
Vestel Elektonik Sanayi ve Ticaret A/S (a)	25,322	19,997
		413,291
Leisure Equipment & Products - 0.0%
Ability Enterprise Co. Ltd.	61,000	44,833
Media - 0.2%
ABS CBN Broadcasting Corp. unit	94,000	72,129
Benpres Holdings Corp.	3,487,800	395,185
CJ E&M Corp. (a)	28,064	964,525
Hyundai Hy Communications & Networks Co. Ltd.	268,010	1,224,132
Media Prima Bhd	79,900	65,398
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Megacable Holdings S.A.B. de CV unit	26,981	$ 81,603
SinoMedia Holding Ltd.	151,000	124,820
		2,927,792
Multiline Retail - 0.0%
PT Matahari Department Store Tbk (a)	11,500	13,111
Specialty Retail - 0.0%
Super Group Ltd. (a)	38,982	83,412
Textiles, Apparel & Luxury Goods - 0.1%
Aksa Akrilik Kimya Sanayii	93,733	290,567
China Great Star International Ltd. (a)	33,559	46,710
Grendene SA	36,300	291,349
Hansae Yes24 Holdings Co. Ltd.	28,386	120,958
Huvis Corp.	40,120	388,543
Nien Hsing Textile Co. Ltd.	63,722	54,711
Weiqiao Textile Co. Ltd. (H Shares)	514,500	291,272
		1,484,110
TOTAL CONSUMER DISCRETIONARY		20,694,545
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Hitejinro Holdings Co. Ltd.	5,900	62,188
Pepsi-Cola Products Philippines, Inc.	2,298,100	299,573
		361,761
Food & Staples Retailing - 0.1%
Magnit OJSC GDR (Reg. S)	11,939	662,615
President Chain Store Corp.	24,000	167,574
		830,189
Food Products - 0.3%
Brasil Foods SA	31,500	728,766
Chaoda Modern Agriculture ADR (a)	1,134	4,763
China Green (Holdings) Ltd. (a)	237,000	26,284
Dae Han Flour Mills Co. Ltd.	410	55,035
Gruma S.A.B. de CV Series B (a)	336,117	1,738,571
JBS SA	441,900	1,363,140
Kulim Malaysia Bhd	403,700	412,728
Marfrig Frigor E Com de Alabama SA (a)	191,200	490,431
Pinar Entegre Et ve Un Sanayi AS	6,573	20,763
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Samyang Holdings Corp.	785	$ 60,182
San Miguel Pure Foods Co., Inc.	24,100	129,882
		5,030,545
Personal Products - 0.0%
China King-highway Holdings Ltd. (a)	157,740	343,896
TOTAL CONSUMER STAPLES		6,566,391
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Bangchak Petroleum PCL:
(For. Reg.)	595,700	587,557
NVDR	128,600	126,842
China Petroleum & Chemical Corp. (H Shares)	1,076,000	774,806
Cosan Ltd. Class A	66,966	896,005
Gazprom OAO sponsored ADR (Reg. S)	251,300	1,975,218
GPN Capital SA sponsored:
ADR	3,664	74,779
ADR	14,985	308,241
Grupa Lotos SA (a)	83,669	986,047
Lanna Resources PCL	53,400	18,414
LUKOIL Oil Co. sponsored ADR (United Kingdom)	101,821	5,900,527
Petrobras Energia SA sponsored ADR	22,142	100,525
Petroleo Brasileiro SA - Petrobras sponsored ADR	22,418	303,091
Polski Koncern Naftowy Orlen SA	226,321	3,150,379
PTT PCL NVDR	18,800	190,979
		15,393,410
FINANCIALS - 3.8%
Capital Markets - 0.0%
A.F.P. Provida SA sponsored ADR	1,098	100,555
Is Yatirim Menkul Degerler A/S	32,599	21,586
		122,141
Commercial Banks - 2.7%
Agricultural Bank of China Ltd. (H Shares)	5,470,000	2,348,987
Banco do Brasil SA	328,200	3,170,649
Bangkok Bank PCL	64,100	360,426
Bangkok Bank PCL NVDR	61,700	343,097
Bank of China Ltd. (H Shares)	14,173,000	5,958,383
BIMB Holdings Bhd	35,500	46,664
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
China CITIC Bank Corp. Ltd. (H Shares)	1,796,000	$ 856,953
China Construction Bank Corp. (H Shares)	10,056,000	7,365,845
China Merchants Bank Co. Ltd.:
rights 9/19/13 (a)	89,436	20,299
(H Shares)	514,000	890,864
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	92,000	41,406
Grupo Financiero Banorte S.A.B. de CV Series O	684,600	4,277,917
Grupo Financiero Inbursa S.A.B. de CV Series O	274,568	585,263
Hana Financial Group, Inc.	11,040	348,102
Hong Leong Credit Bhd	11,300	49,855
Industrial & Commercial Bank of China Ltd. (H Shares)	6,290,000	4,128,739
Krung Thai Bank PCL:
(For. Reg.)	1,704,500	873,695
NVDR	3,671,600	1,881,994
Malayan Banking Bhd	464,500	1,413,358
Metropolitan Bank & Trust Co.	423,280	774,003
PT Bank Bukopin Tbk	834,000	42,769
PT Bank PAN Indonesia Tbk (a)	784,500	43,823
RHB Capital Bhd	127,100	289,277
Thanachart Capital PCL:
(For. Reg.)	797,900	799,387
NVDR	333,700	334,322
Turk Ekonomi Bankasi A/S (a)	82,803	87,728
Turkiye Halk Bankasi A/S	168,748	1,076,014
Turkiye Is Bankasi A/S Series C	1,203,804	2,822,407
Turkiye Vakiflar Bankasi TAO	1,151,019	2,258,284
		43,490,510
Consumer Finance - 0.0%
Krungthai Card PCL NVDR	205,800	217,372
Diversified Financial Services - 0.3%
FirstRand Ltd.	573,696	1,677,872
Fubon Financial Holding Co. Ltd.	2,831,000	3,877,693
Meritz Financial Holdings Co.	4,270	19,042
Metro Pacific Investments Corp.	1,047,000	123,328
		5,697,935
Insurance - 0.6%
Allianz Malaysia Bhd	10,700	32,395
Liberty Holdings Ltd.	202,698	2,267,205
LIG Insurance Co. Ltd.	39,260	870,071
Long Bon International Co. Ltd.	112,000	72,963
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Mercuries Life Insurance Co. Ltd.	85,460	$ 49,249
MMI Holdings Ltd.	1,071,872	2,144,474
MNRB Holdings Bhd	36,000	38,996
Porto Seguro SA	314,100	3,384,610
PT Panin Life Tbk (a)	2,282,500	36,578
Sanlam Ltd.	107,510	481,319
Shin Kong Financial Holding Co. Ltd.	1,623,000	547,633
Syarikat Takaful Malaysia Bhd	93,600	256,037
Tong Yang Life Insurance Co. Ltd.	5,460	52,877
		10,234,407
Real Estate Investment Trusts - 0.0%
Kiler Gayrimenkul Yatirim Ortakligi AS (a)	57,339	35,156
Real Estate Management & Development - 0.2%
Chong Hong Construction Co. Ltd.	54,000	182,207
Founding Construction & Development Co. Ltd.	74,900	49,420
Greentown China Holdings Ltd.	238,500	445,355
Jiangsu Future Land Co. Ltd. (B Shares)	472,200	295,125
KLCC Property Holdings Bhd	156,100	311,583
Korea Real Estate Investment Trust Co. (a)	177,189	268,971
KSL Holdings Bhd (a)	71,400	44,537
LBS Bina Group Bhd	401,900	205,444
PT Agung Podomoro Land Tbk	15,189,500	368,609
PT Intiland Development Tbk	1,614,000	45,819
PT Kawasan Industri Jababeka Tbk	2,333,815	53,430
PT Lippo Cikarang Tbk (a)	549,500	241,538
Tropicana Corp. Bhd	106,000	52,895
Vista Land & Lifescapes, Inc.	3,107,100	376,449
		2,941,382
TOTAL FINANCIALS		62,738,903
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Hartalega Holdings Bhd	71,600	152,285
Kossan Rubber Industries Bhd	78,600	155,454
		307,739
Health Care Providers & Services - 0.0%
Faber Group Bhd	232,100	167,375
Pharmaceuticals - 0.3%
Chong Kun Dang Pharmaceutical Corp.	3,206	164,052
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Daewoong Pharmaceutical Co. Ltd.	2,306	$ 145,629
Dong Wha Pharm Co. Ltd.	32,350	180,982
Dr. Reddy's Laboratories Ltd. sponsored ADR	95,280	3,169,966
Egis Rt.	7,836	731,519
		4,392,148
TOTAL HEALTH CARE		4,867,262
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
Embraer SA	22,500	184,643
Embraer SA sponsored ADR	64,145	2,113,578
		2,298,221
Airlines - 0.2%
AirAsia Bhd	129,900	101,975
Cebu Air, Inc.	112,630	137,850
Turk Hava Yollari AO	874,496	2,710,884
		2,950,709
Commercial Services & Supplies - 0.0%
China Stationery Ltd.	102,400	6,699
KTCS Corp.	21,960	58,361
KTIS Corp.	15,400	63,819
		128,879
Construction & Engineering - 0.0%
Daelim Industrial Co.	2,288	180,357
EEI Corp.	217,000	49,661
Mudajaya Group Bhd	111,000	84,774
PT Petrosea Tbk	344,500	34,071
PT Surya Semesta Internusa Tbk	1,027,500	65,865
		414,728
Electrical Equipment - 0.0%
DONGYANG E&P, Inc.	21,665	337,656
Korea Electric Terminal Co. Ltd.	4,710	162,513
		500,169
Industrial Conglomerates - 0.2%
Alarko Holding AS	34,732	81,261
Alfa SA de CV Series A	907,000	2,291,090
Cahya Mata Sarawak Bhd	45,500	63,685
CJ Corp.	8,996	863,115
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
GRUP KUO, S.A.B. de CV Series B	80,711	$ 161,893
San Miguel Corp.	55,060	92,652
Yazicilar Holding A/S	15,732	147,771
		3,701,467
Machinery - 0.0%
Famur SA (a)	44,971	73,605
Rechi Precision Co. Ltd.	82,400	67,995
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	240,500	281,385
		422,985
Marine - 0.0%
Grindrod Ltd.	26,097	59,116
Transportation Infrastructure - 0.2%
Airports of Thailand PCL:
(depositary receipt)	120,600	612,554
(For. Reg.)	199,800	1,014,828
Bangkok Expressway PCL (For.Reg.)	42,500	44,890
Grupo Aeroportuario del Pacifico SA de CV:
Series B	120,661	601,725
sponsored ADR	3,569	178,593
Grupo Aeroportuario Norte S.A.B. de CV	61,316	208,119
Malaysia Airports Holdings Bhd	66,200	140,598
OHL Mexico S.A.B. de CV (a)	125,327	325,957
		3,127,264
TOTAL INDUSTRIALS		13,603,538
INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.0%
Accton Technology Corp.	298,000	163,769
BYD Electronic International Co. Ltd. (a)	162,000	71,448
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	6,986	8,383
China Wireless Technologies Ltd.	428,000	173,861
		417,461
Computers & Peripherals - 0.2%
Bematech Industria e Comercio de Equipamentos Eletronicos SA	38,900	113,148
CMC Magnetics Corp. (a)	1,302,000	212,266
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Inventec Corp.	883,000	$ 718,306
Pegatron Corp.	1,559,000	2,411,442
		3,455,162
Electronic Equipment & Components - 0.7%
AU Optronics Corp. (a)	1,170,000	456,804
Coretronic Corp.	163,000	142,127
Daeduck Electronics Co. Ltd.	5,310	43,388
Daeduck GDS Co. Ltd.	7,000	120,448
Daou Data Corp.	29,550	156,000
Delta Electronics PCL NVDR	205,700	279,571
HannStar Board Corp.	122,000	49,113
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,042,000	2,826,660
Hon Hai Precision Industry Co. Ltd. (Foxconn) GDR (Reg. S)	238,996	1,269,069
Innolux Corp. (a)	4,419,000	2,214,446
INTOPS Co. Ltd.	21,141	423,765
INZI Display Co. Ltd.	313,297	564,489
Jahwa Electronics Co. Ltd.	5,560	102,432
LG Display Co. Ltd. (a)	122,610	3,206,507
Sam Young Electronics Co. Ltd.	4,410	35,160
Taiwan Union Technology Corp.	122,000	94,965
Wah Lee Industrial Corp.	25,000	34,619
		12,019,563
Internet Software & Services - 0.4%
Daou Technology, Inc.	58,350	738,561
NetEase.com, Inc. sponsored ADR	47,356	3,349,963
Sohu.com, Inc. (a)	26,528	1,651,899
SouFun Holdings Ltd. ADR	1,412	58,979
		5,799,402
IT Services - 0.4%
CSU Cardsystem SA	20,600	28,405
HCL Technologies Ltd.	39,801	630,256
Hexaware Technologies Ltd.	55,422	108,052
Infosys Ltd. sponsored ADR	71,963	3,336,924
Rolta India Ltd. (a)	50,826	48,076
Wipro Ltd.	128,393	931,212
Wipro Ltd. sponsored ADR	120,452	1,086,477
WNS Holdings Ltd. sponsored ADR (a)	21,951	444,069
		6,613,471
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.0%
Sindoh Co. Ltd.	8,382	$ 468,176
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Semiconductor Engineering, Inc. sponsored ADR	521,295	2,225,930
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	15,719	257,949
Powertech Technology, Inc.	86,000	157,158
Samsung Electronics Co. Ltd.	12,091	14,901,078
SK Hynix, Inc. (a)	8,390	213,526
Taiwan Semiconductor Co. Ltd.	127,000	103,525
Topco Scientific Co. Ltd.	78,267	126,815
		17,985,981
Software - 0.2%
Asseco Poland SA	19,116	270,707
Changyou.com Ltd. (A Shares) ADR	28,557	797,311
Giant Interactive Group, Inc. ADR	85,661	635,605
NetDragon WebSoft, Inc.	82,000	194,784
Perfect World Co. Ltd. sponsored ADR Class B	28,678	560,081
		2,458,488
TOTAL INFORMATION TECHNOLOGY		49,217,704
MATERIALS - 0.9%
Chemicals - 0.2%
Gubre Fabrikalari TAS (a)	20,121	121,886
Hanwha Corp.	17,320	508,669
Kolon Corp.	1,780	31,350
Kunsul Chemical Industrial Co. Ltd.	2,980	73,559
Petronas Chemicals Group Bhd	24,400	49,149
PTT Global Chemical PCL NVDR	1,132,600	2,427,754
Taekwang Industrial Co. Ltd.	168	174,959
		3,387,326
Construction Materials - 0.0%
Asia Cement (China) Holdings Corp.	103,500	49,385
Eternit SA	61,900	220,520
Tipco Asphalt NVDR	27,800	42,317
		312,222
Containers & Packaging - 0.1%
Anadolu Cam Sanayii A/S	327,108	352,980
Bio Pappel S.A.B. de CV (a)	179,268	379,708
Kian Joo Can Factory Bhd	62,900	56,268
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Kingcan Holdings Ltd.	14,465	$ 38,466
Kingcan Holdings Ltd. rights 9/9/13 (a)	1,730	0
Mpact Ltd.	120,835	292,406
		1,119,828
Metals & Mining - 0.4%
Dongil Industries Co. Ltd.	1,940	90,532
Grupo Mexico SA de CV Series B	292,691	836,823
Grupo Simec SA de CV (a)	106,880	392,051
Grupo Simec SA de CV Series B sponsored ADR (a)	3,283	35,850
Husteel Co. Ltd.	12,640	234,007
Industrias CH SA de CV (a)	31,165	179,092
KISCO Corp.	3,180	75,345
KISWIRE Ltd.	1,630	50,735
Ternium SA sponsored ADR	169,354	4,193,205
		6,087,640
Paper & Forest Products - 0.2%
Asia Paper Manufacturing Co. Ltd.	5,850	95,917
Duratex SA	35,200	178,217
Fibria Celulose SA (a)	177,000	2,046,003
Hankuk Paper Manufacturing Co. Ltd.	3,240	73,410
Hansol Paper Co. Ltd.	66,290	671,846
Long Chen Paper Co. Ltd.	105,000	38,411
Mondi Ltd.	3,296	50,340
PT Indah Kiat Pulp & Paper Corp. (a)	721,500	72,018
Sappi Ltd. (a)	75,463	179,602
Sungchang Enterprise Holdings (a)	2,540	43,477
		3,449,241
TOTAL MATERIALS		14,356,257
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.6%
Axtel S.A.B. de CV unit (a)	1,211,141	393,410
China Telecom Corp. Ltd. (H Shares)	2,012,000	1,017,202
China Unicom Ltd.	204,000	308,160
KT Corp.	101,760	3,300,956
LG Telecom Ltd. (a)	47,390	557,143
Netia Holdings SA (a)	42,256	68,247
PT Telkomunikasi Indonesia Tbk:
Series B	5,267,500	1,058,079
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
PT Telkomunikasi Indonesia Tbk: - continued
sponsored ADR	29,732	$ 1,101,868
Telefonica Brasil SA sponsored ADR	92,555	1,826,110
Telkom SA Ltd. (a)	117,986	262,790
		9,893,965
Wireless Telecommunication Services - 1.0%
Advanced Info Service PCL (For. Reg.)	142,100	1,059,459
America Movil S.A.B. de CV Series L sponsored ADR	52,032	1,004,218
China Mobile Ltd.	219,500	2,365,708
Globe Telecom, Inc.	2,520	85,998
Megafon OJSC GDR	14,692	496,590
MTN Group Ltd.	125,297	2,289,261
Sistema JSFC sponsored GDR	22,816	505,146
TIM Participacoes SA	480,100	1,887,440
TIM Participacoes SA sponsored ADR	76,714	1,512,800
Total Access Communication PCL NVDR	636,000	1,965,890
VimpelCom Ltd. sponsored ADR	249,939	2,681,845
		15,854,355
TOTAL TELECOMMUNICATION SERVICES		25,748,320
UTILITIES - 0.8%
Electric Utilities - 0.5%
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	51,370	408,392
Companhia Energetica do Ceara	900	15,537
Enersis SA sponsored ADR	155,805	2,461,719
Polska Grupa Energetyczna SA	26,854	141,164
Tauron Polska Energia SA	428,174	567,004
Tenaga Nasional Bhd	2,003,000	5,320,612
		8,914,428
Gas Utilities - 0.2%
Busan City Gas Co. Ltd.	320	8,144
Daesung Energy Co. Ltd.	22,060	108,112
E1 Corp.	2,117	143,038
Infraestructura Energetica Nova S.A.B. de CV	27,952	103,996
Korea District Heating Corp.	1,117	87,748
KyungDong City Gas Co. Ltd.	1,354	109,782
Kyungnam Energy Co. Ltd.	21,890	113,787
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
PT Perusahaan Gas Negara Tbk Series B	3,759,500	$ 1,859,092
Samchully Co. Ltd.	1,528	176,887
		2,710,586
Independent Power Producers & Energy Traders - 0.0%
Aboitiz Power Corp.	171,000	124,692
Huaneng Power International, Inc. (H Shares)	48,000	47,721
		172,413
Water Utilities - 0.1%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	49,700	408,065
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	174,696	1,490,157
Puncak Niaga Holding Bhd	80,600	65,235
		1,963,457
TOTAL UTILITIES		13,760,884
TOTAL COMMON STOCKS (Cost $232,884,858)		226,947,214
Nonconvertible Preferred Stocks - 0.9%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Saraiva SA Livreiros Editores	13,400	145,741
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	80,000	3,276,515
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	757,200	5,331,612
MATERIALS - 0.1%
Metals & Mining - 0.1%
Metalurgica Gerdau SA (PN)	118,400	1,050,537
Nonconvertible Preferred Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Oi SA (PN)	77,400	$ 114,837
Telefonica Brasil SA	82,700	1,611,055
		1,725,892
UTILITIES - 0.2%
Electric Utilities - 0.1%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	160,931	1,254,560
Companhia Energetica do Ceara	7,100	119,030
		1,373,590
Independent Power Producers & Energy Traders - 0.1%
Companhia Energetica de Sao Paulo Series A	103,800	924,475
Water Utilities - 0.0%
Cia de Saneamento do Parana	8,000	23,135
TOTAL UTILITIES		2,321,200
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,924,976)		13,851,497
Equity Funds - 81.6%

Europe Stock Funds - 0.3%
Market Vectors Russia ETF	191,700	4,953,528
Sector Funds - 0.0%
RS Global Natural Resources Fund Class A	66	2,356
Emerging Markets Funds - 81.3%
Aberdeen Emerging Markets Institutional Fund	17,477,967	238,224,687
Eaton Vance Parametric Structured Emerging Markets Fund Class A	6,147,607	84,775,497
Fidelity Emerging Markets Fund (c)	8,039,581	173,252,964
GMO Emerging Markets Fund - Class V	20,194,179	208,403,925
Invesco Developing Markets Fund Class A	2,692,242	83,432,595
iShares FTSE/Xinhua China 25 Index ETF	679,800	23,901,768
Lazard Emerging Markets Equity Portfolio Institutional Class	13,956,356	247,306,615
Oppenheimer Developing Markets Fund Class A	2,659,214	90,253,735
T. Rowe Price Emerging Markets Stock Fund	6,121,001	181,671,307
Templeton Frontier Markets Fund-Class A	59	992
Equity Funds - continued
	Shares	Value
Emerging Markets Funds - continued
Thornburg Developing World Fund - Class I	147,667	$ 2,488,187
Wasatch Frontier Emerging Small Countries Fund	685	1,952
TOTAL EMERGING MARKETS FUNDS		1,333,714,224
TOTAL EQUITY FUNDS (Cost $1,521,660,473)		1,338,670,108
Money Market Funds - 3.3%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $53,936,831)	53,936,831	53,936,831
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,825,407,138)		1,633,405,650
NET OTHER ASSETS (LIABILITIES) - 0.4%		6,957,453
NET ASSETS - 100%		$ 1,640,363,103
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,126 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2013	$ 51,643,990	$ (110,894)

The face value of futures purchased as a percentage of net assets is 3.1%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 190,112,567	$ 7,899,372	$ 7,799,898	$ -	$ 173,252,964
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,840,286	$ 20,486,373	$ 353,913	$ -
Consumer Staples	9,842,906	9,842,906	-	-
Energy	20,725,022	19,950,216	774,806	-
Financials	62,738,903	62,718,604	20,299	-
Health Care	4,867,262	4,867,262	-	-
Industrials	13,603,538	13,603,538	-	-
Information Technology	49,217,704	44,623,181	4,594,523	-
Materials	15,406,794	15,406,794	-	-
Telecommunication Services	27,474,212	19,424,107	8,050,105	-
Utilities	16,082,084	16,034,363	47,721	-
Equity Funds	1,338,670,108	1,338,670,108	-	-
Money Market Funds	53,936,831	53,936,831	-	-
Total Investments in Securities:	$ 1,633,405,650	$ 1,619,564,283	$ 13,841,367	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (110,894)	$ (110,894)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (110,894)
Total Value of Derivatives	$ -	$ (110,894)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,620,146,803)	$ 1,460,152,686
Affiliated issuers (cost $205,260,335)	173,252,964
Total Investments (cost $1,825,407,138)		$ 1,633,405,650
Segregated cash with brokers for derivative instruments		4,278,800
Foreign currency held at value (cost $1,305,516)		1,304,118
Receivable for fund shares sold		1,386,353
Dividends receivable		769,999
Receivable for daily variation margin for derivative instruments		433,510
Prepaid expenses		8,823
Other receivables		753
Total assets		1,641,588,006

Liabilities
Payable for fund shares redeemed	$ 885,828
Accrued management fee	121,968
Transfer agent fee payable	86,914
Other affiliated payables	62,077
Other payables and accrued expenses	68,116
Total liabilities		1,224,903

Net Assets		$ 1,640,363,103
Net Assets consist of:
Paid in capital		$ 1,887,653,209
Undistributed net investment income		5,453,458
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(60,588,230)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(192,155,334)
Net Assets, for 184,170,948 shares outstanding		$ 1,640,363,103
Net Asset Value, offering price and redemption price per share ($1,640,363,103 ÷ 184,170,948 shares)		$ 8.91

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 7,988,916
Less foreign taxes withheld		(614,157)
Total income		7,374,759

Expenses
Management fee	$ 3,093,668
Transfer agent fees	540,381
Accounting fees and expenses	413,063
Custodian fees and expenses	72,124
Independent trustees' compensation	11,907
Registration fees	17,637
Audit	17,497
Legal	3,417
Miscellaneous	85,283
Total expenses before reductions	4,254,977
Expense reductions	(2,333,676)	1,921,301
Net investment income (loss)		5,453,458
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(25,470,072)
Affiliated issuers	(746,020)
Foreign currency transactions	(211,179)
Futures contracts	(5,267,654)
Total net realized gain (loss)		(31,694,925)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $19,108)	(183,293,151)
Assets and liabilities in foreign currencies	(28,638)
Futures contracts	107,576
Total change in net unrealized appreciation (depreciation)		(183,214,213)
Net gain (loss)		(214,909,138)
Net increase (decrease) in net assets resulting from operations		$ (209,455,680)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,453,458	$ 21,806,207
Net realized gain (loss)	(31,694,925)	(26,747,614)
Change in net unrealized appreciation (depreciation)	(183,214,213)	85,133,780
Net increase (decrease) in net assets resulting from operations	(209,455,680)	80,192,373
Distributions to shareholders from net investment income	-	(22,033,837)
Distributions to shareholders from net realized gain	-	(15,524,447)
Total distributions	-	(37,558,284)
Share transactions Proceeds from sales of shares	323,196,658	474,377,728
Reinvestment of distributions	-	37,483,589
Cost of shares redeemed	(371,479,535)	(561,484,712)
Net increase (decrease) in net assets resulting from share transactions	(48,282,877)	(49,623,395)
Total increase (decrease) in net assets	(257,738,557)	(6,989,306)

Net Assets
Beginning of period	1,898,101,660	1,905,090,966
End of period (including undistributed net investment income of $5,453,458 and $0, respectively)	$ 1,640,363,103	$ 1,898,101,660
Other Information Shares
Sold	33,573,321	51,341,285
Issued in reinvestment of distributions	-	3,891,114
Redeemed	(39,511,046)	(58,770,077)
Net increase (decrease)	(5,937,725)	(3,537,678)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.84	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.12	.16	.11
Net realized and unrealized gain (loss)	(1.10)	.23	(.18)	.07
Total from investment operations	(1.07)	.35	(.02)	.18
Distributions from net investment income	-	(.12)	(.15)	(.09)
Distributions from net realized gain	-	(.09)	(.05)	(.03)
Total distributions	-	(.21)	(.20)	(.12)
Net asset value, end of period	$ 8.91	$ 9.98	$ 9.84	$ 10.06
Total Return B, C	(10.72)%	3.63%	.11%	1.70%
Ratios to Average Net Assets F
Expenses before reductions	.46% A	.36%	.28%	.35% A
Expenses net of fee waivers, if any	.21% A	.11%	.03%	.10% A
Expenses net of all reductions	.21% A	.10%	.02%	.10% A
Net investment income (loss)	.58% A	1.27%	1.65%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,640,363	$ 1,898,102	$ 1,905,091	$ 1,617,552
Portfolio turnover rate G	21% A	26% H	11%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 30, 2010 (commencement of operations) to February 28, 2011.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,386,465
Gross unrealized depreciation	(209,990,080)
Net unrealized appreciation (depreciation) on securities and other investments	$ (193,603,615)

Tax cost	$ 1,827,009,265

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Long-term	$ (27,589,349)

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $(5,267,654) and a change in net unrealized appreciation (depreciation) of $107,576 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $186,097,568 and $275,068,341, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

average net assets. For the period, the total annualized management fee rate was .33% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .06% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,969 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2016. During the period, this waiver reduced the Fund's management fee by $ 2,332,835.

Commissions paid to certain brokers with whom Strategic Advisers, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $841 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Acadian Asset Management LLC
Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SAE-USAN-1013
1.926378.103

Strategic Advisers® International Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2013

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.18%	$ 1,000.00	$ 1,045.50	$ .93
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .92

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Harbor International Fund Retirement Class	10.0	10.1
Manning & Napier Fund, Inc. World Opportunities Series Class A	7.0	6.9
Fidelity International Discovery Fund	6.5	5.8
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	6.0	6.0
Oakmark International Fund Class I	5.7	5.1
Fidelity Diversified International Fund	4.6	4.5
Artisan International Value Fund Investor Class	4.3	4.7
Henderson International Opportunities Fund Class A	2.7	2.3
Thornburg International Value Fund Class A	2.7	3.2
Scout International Fund	2.7	3.2
	52.2
Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Stocks 27.0%	Stocks 24.6%
Europe Stock Funds 0.0%†	Europe Stock Funds 0.0%†
Foreign Large Blend Funds 50.2%	Foreign Large Blend Funds 49.4%
Foreign Large Growth Funds 7.3%	Foreign Large Growth Funds 8.8%
Foreign Large Value Funds 1.2%	Foreign Large Value Funds 1.2%
Foreign Small Mid Growth Funds 0.6%	Foreign Small Mid Growth Funds 0.5%
Foreign Small Mid Blend Funds 0.0%†	Foreign Small Mid Blend Funds 0.0%
Foreign Small Mid Value Funds 0.9%	Foreign Small Mid Value Funds 2.2%
Other 5.1%	Other 5.0%
Sector Funds 1.2%	Sector Funds 1.3%
Short-Term Investments and Net Other Assets (Liabilities) 6.5%	Short-Term Investments and Net Other Assets (Liabilities) 7.0%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above. † Amount represents less than 0.1%.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 26.8%
	Shares	Value
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.3%
Autoliv, Inc.	145,410	$ 11,775,302
Brembo SpA	39,393	898,100
DENSO Corp.	657,600	29,872,733
Minth Group Ltd.	712,000	1,281,783
TS tech Co. Ltd.	29,300	980,559
		44,808,477
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	144,676	13,631,435
Daimler AG (Germany)	429,072	29,442,950
Fuji Heavy Industries Ltd.	603,000	14,516,907
Great Wall Motor Co. Ltd. (H Shares)	1,232,000	6,275,622
Honda Motor Co. Ltd.	688,000	24,668,419
Isuzu Motors Ltd.	558,000	3,377,826
Kia Motors Corp.	130,590	7,905,850
Tofas Turk Otomobil Fabrikasi A/S	161,983	838,220
Toyota Motor Corp.	607,500	36,541,999
		137,199,228
Diversified Consumer Services - 0.0%
Kroton Educacional SA	187,300	2,512,039
Hotels, Restaurants & Leisure - 0.6%
Arcos Dorados Holdings, Inc. Class A	933,910	9,992,837
Autogrill SpA (a)	81,968	1,293,496
Carnival PLC	332,526	12,439,111
Compass Group PLC	3,094,068	41,044,149
InterContinental Hotel Group PLC	287,333	8,046,910
MGM China Holdings Ltd.	173,600	518,262
Sands China Ltd.	2,130,400	12,253,073
The Restaurant Group PLC	94,477	791,351
Whitbread PLC	263,289	12,566,984
William Hill PLC	611,942	3,937,452
		102,883,625
Household Durables - 0.1%
Berkeley Group Holdings PLC	187,975	6,172,750
Haier Electronics Group Co. Ltd.	786,000	1,374,457
JM AB (B Shares)	19,977	513,943
Techtronic Industries Co. Ltd.	1,391,500	3,416,639
		11,477,789
Internet & Catalog Retail - 0.0%
LG Home Shopping, Inc.	6,177	1,176,392
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
Sankyo Co. Ltd. (Gunma)	68,300	$ 3,169,273
Yamaha Corp.	139,200	1,746,679
		4,915,952
Media - 0.8%
BEC World PCL (For. Reg.)	631,000	1,068,329
Daily Mail & General Trust PLC Class A	400,578	4,904,128
Fuji Media Holdings, Inc.	5,335	9,800,639
ITV PLC	4,060,747	10,358,179
Nippon Television Network Corp.	1,040,100	18,213,305
Pearson PLC	635,021	12,506,823
ProSiebenSat.1 Media AG	114,357	4,847,813
Publicis Groupe SA	283,840	21,127,724
realestate.com.au Ltd.	39,987	1,287,662
Reed Elsevier NV	2,405,506	43,444,274
Rightmove PLC	99,447	3,584,669
UBM PLC	310,223	3,322,000
		134,465,545
Multiline Retail - 0.0%
Next PLC	29,185	2,213,458
Specialty Retail - 0.2%
Dunelm Group PLC	203,690	2,979,815
Esprit Holdings Ltd.	3,794,300	6,478,413
Galiform PLC	466,211	2,033,079
H&M Hennes & Mauritz AB (B Shares)	255,380	9,383,091
Sa Sa International Holdings Ltd.	2,198,000	2,355,471
Shimamura Co. Ltd.	16,400	1,668,879
Super Cheap Auto Group Ltd.	80,273	873,082
United Arrows Ltd.	32,300	1,293,451
USS Co. Ltd.	67,670	8,442,636
		35,507,917
Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	52,575	5,558,860
ECLAT Textile Co. Ltd.	237,660	2,123,878
Forus SA	114,566	671,342
Hermes International SCA	9,152	3,068,689
Li & Fung Ltd.	12,248,000	18,006,074
LVMH Moet Hennessy - Louis Vuitton SA	85,734	15,019,286
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Tod's SpA	20,797	$ 3,718,904
Yue Yuen Industrial (Holdings) Ltd.	2,841,500	8,757,791
		56,924,824
TOTAL CONSUMER DISCRETIONARY		534,085,246
CONSUMER STAPLES - 3.0%
Beverages - 0.4%
Diageo PLC	339,406	10,401,563
Heineken NV (Bearer)	486,946	33,433,575
Ito En Ltd.	126,200	2,835,387
Pernod Ricard SA	169,626	19,692,516
		66,363,041
Food & Staples Retailing - 0.5%
Colruyt NV	92,229	5,104,940
Eurocash SA	97,049	1,558,405
FamilyMart Co. Ltd.	60,700	2,546,990
Lawson, Inc.	251,400	18,880,355
Metro, Inc. Class A (sub. vtg.)	56,564	3,621,643
Sundrug Co. Ltd.	89,500	4,151,754
Tesco PLC	6,011,067	34,145,418
Tsuruha Holdings, Inc.	15,000	1,351,671
Wumart Stores, Inc. (H Shares)	1,603,000	3,034,650
		74,395,826
Food Products - 0.8%
Danone SA	896,957	66,788,998
M. Dias Branco SA	184,800	7,059,880
Nestle SA	1,005,693	65,816,809
Super Group Ltd. Singapore	40,000	136,093
		139,801,780
Household Products - 0.3%
Reckitt Benckiser Group PLC	692,230	47,040,037
Personal Products - 0.3%
Kao Corp.	1,001,800	29,157,908
Kobayashi Pharmaceutical Co. Ltd.	212,900	11,773,036
Kose Corp.	168,900	4,721,633
		45,652,577
Tobacco - 0.7%
British American Tobacco PLC (United Kingdom)	1,050,185	53,102,232
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Japan Tobacco, Inc.	1,324,300	$ 44,728,037
KT&G Corp.	265,643	17,374,181
		115,204,450
TOTAL CONSUMER STAPLES		488,457,711
ENERGY - 2.1%
Energy Equipment & Services - 0.3%
Fred Olsen Energy ASA	49,053	2,269,959
John Wood Group PLC	279,479	3,488,690
Petrofac Ltd.	666,064	14,295,962
ProSafe ASA	127,521	1,137,715
Technip SA	147,729	17,181,651
Tecnicas Reunidas SA	258,920	11,309,763
TGS Nopec Geophysical Co. ASA	122,466	3,610,034
		53,293,774
Oil, Gas & Consumable Fuels - 1.8%
BG Group PLC	2,087,436	39,692,218
BP PLC	2,549,268	17,627,723
Cairn Energy PLC (a)	2,173,457	9,178,362
Cenovus Energy, Inc.	218,610	6,263,790
CNOOC Ltd.	12,905,000	25,516,952
Dragon Oil PLC	257,539	2,364,716
Galp Energia SGPS SA Class B	204,039	3,434,224
Imperial Oil Ltd.	454,700	18,985,765
INPEX Corp.	1,839	8,292,385
Oil Search Ltd. ADR	759,610	5,679,163
Petroleo Brasileiro SA - Petrobras sponsored ADR	784,690	10,609,009
Reliance Industries Ltd. GDR (d)	257,213	6,471,479
Repsol YPF SA	368,646	8,553,164
Royal Dutch Shell PLC Class A (United Kingdom)	2,847,560	92,095,741
Total SA	466,329	25,823,392
Tullow Oil PLC	510,981	7,982,022
		288,570,105
TOTAL ENERGY		341,863,879
FINANCIALS - 6.1%
Capital Markets - 0.6%
Aberdeen Asset Management PLC	594,136	3,242,820
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Ashmore Group PLC	275,666	$ 1,425,565
Azimut Holding SpA	141,053	3,029,369
Banca Generali SpA	75,333	1,703,538
CI Financial Corp.	133,231	4,053,977
Coronation Fund Managers Ltd.	147,208	959,290
Credit Suisse Group	562,495	16,213,590
Daiwa Securities Group, Inc.	976,000	7,807,870
Hargreaves Lansdown PLC	102,341	1,583,600
Julius Baer Group Ltd.	144,308	6,358,889
Jupiter Fund Management PLC	366,277	1,890,740
Partners Group Holding AG	18,496	4,741,035
UBS AG	2,578,534	49,821,418
Value Partners Group Ltd.	1,417,000	807,683
		103,639,384
Commercial Banks - 3.1%
Alior Bank SA	24,051	680,889
Banco Bilbao Vizcaya Argentaria SA	984,176	9,405,264
Banco Santander SA (Spain)	1,036,100	7,321,330
Bank of Ireland (a)	10,163,033	2,927,536
Bank of Yokohama Ltd.	927,000	4,847,150
Bankinter SA	195,450	874,401
Banregio Grupo Financiero SA	353,900	2,103,640
Barclays PLC	9,668,930	42,355,801
BNP Paribas SA	1,046,094	65,554,563
Chiba Bank Ltd.	609,000	4,149,615
China Merchants Bank Co. Ltd.:
rights 9/19/13 (a)	401,244	91,069
(H Shares)	2,306,000	3,996,755
DBS Group Holdings Ltd.	795,000	9,847,131
DNB ASA	885,600	13,747,396
Erste Group Bank AG	497,357	15,943,585
First Gulf Bank PJSC	627,135	2,740,408
Guaranty Trust Bank PLC GDR (Reg. S)	331,095	2,469,969
HDFC Bank Ltd. sponsored ADR	206,625	5,987,993
HSBC Holdings PLC:
(Hong Kong)	2,840,400	29,743,107
(United Kingdom)	5,829,221	61,031,692
ICICI Bank Ltd. sponsored ADR	101,790	2,648,576
Intesa Sanpaolo SpA	4,188,613	8,220,782
Itau Unibanco Holding SA sponsored ADR	267,916	3,260,538
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Joyo Bank Ltd.	859,000	$ 4,413,030
Jyske Bank A/S (Reg.) (a)	59,657	2,753,359
Kasikornbank PCL:
NVDR	1,021,600	5,046,114
(For. Reg.)	422,300	2,085,918
KBC Groupe SA	318,931	14,028,024
Kiatnakin Finance PCL (For. Reg.)	319,900	392,546
Lloyds Banking Group PLC (a)	15,102,112	16,987,204
Mitsubishi UFJ Financial Group, Inc.	2,438,700	14,212,270
North Pacific Bank Ltd.	894,800	3,479,527
PT Bank Rakyat Indonesia Tbk	7,235,500	4,373,100
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	667,227	7,019,228
Security Bank Corp.	293,800	774,546
Skandinaviska Enskilda Banken AB (A Shares)	1,540,143	15,814,274
Standard Chartered PLC (United Kingdom)	426,358	9,521,076
Sumitomo Mitsui Financial Group, Inc.	1,510,000	66,373,352
Sydbank A/S (a)	97,214	2,345,847
The Hachijuni Bank Ltd.	597,000	3,343,222
The Suruga Bank Ltd.	221,000	3,457,169
UniCredit SpA	3,037,773	17,175,625
Unione di Banche Italiane SCPA	319,228	1,539,963
Westpac Banking Corp.	931,735	26,031,436
		521,116,020
Consumer Finance - 0.0%
AEON Financial Service Co. Ltd.	249,400	6,664,062
Flexigroup Ltd.	295,637	1,160,411
International Personal Finance PLC	3,063	28,267
Provident Financial PLC	89,453	2,338,609
		10,191,349
Diversified Financial Services - 0.4%
Century Tokyo Leasing Corp.	43,000	1,158,532
Deutsche Boerse AG	122,353	8,578,601
FirstRand Ltd.	1,266,054	3,702,791
IG Group Holdings PLC	648,015	5,704,020
ING Groep NV (Certificaten Van Aandelen) (a)	2,758,175	30,029,951
Inversiones La Construccion SA	42,740	536,082
ORIX Corp.	871,800	11,879,091
		61,589,068
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 1.4%
Admiral Group PLC	168,759	$ 3,297,841
AIA Group Ltd.	5,203,800	22,850,027
Amlin PLC	1,050,016	6,381,917
Aviva PLC	3,417,491	20,455,952
AXA SA	1,382,643	30,124,196
BB Seguridade Participacoes SA	492,700	3,973,071
Catlin Group Ltd.	551,297	3,994,063
Delta Lloyd NV	604,879	11,551,884
Euler Hermes SA	38,444	4,344,213
Hiscox Ltd.	1,778,048	17,772,595
Jardine Lloyd Thompson Group PLC	361,321	5,059,050
Lancashire Holdings Ltd.	231,823	2,583,051
Muenchener Rueckversicherungs AG	51,478	9,382,150
Prudential PLC	934,395	15,628,741
Sampo Oyj (A Shares)	218,181	9,086,190
Sony Financial Holdings, Inc.	890,400	14,420,240
St. James's Place Capital PLC	292,959	2,694,481
Swiss Re Ltd.	168,080	12,897,966
Zurich Insurance Group AG	120,224	29,925,174
		226,422,802
Real Estate Investment Trusts - 0.1%
Big Yellow Group PLC	203,325	1,276,126
Derwent London PLC	48,471	1,739,675
Unibail-Rodamco	39,328	8,841,432
		11,857,233
Real Estate Management & Development - 0.5%
China Overseas Grand Oceans Group Ltd.	1,488,000	1,945,763
China Overseas Land and Investment Ltd.	2,598,000	7,739,272
Countrywide PLC	145,488	1,240,045
Deutsche Annington Immobilien SE	213,534	5,291,573
Deutsche Wohnen AG	811,084	14,225,031
GSW Immobilien AG	310,517	13,528,664
Mitsubishi Estate Co. Ltd.	636,000	16,430,417
Oberoi Realty Ltd.	177,707	450,319
Parque Arauco SA	1,118,479	2,323,324
TAG Immobilien AG	560,228	6,549,803
Wharf Holdings Ltd.	1,061,000	8,722,572
		78,446,783
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Gruh Finance Ltd. (a)	218,707	$ 670,883
TOTAL FINANCIALS		1,013,933,522
HEALTH CARE - 2.7%
Biotechnology - 0.0%
Abcam PLC	218,310	1,522,418
Algeta ASA (a)	26,241	1,105,408
CSL Ltd.	106,461	6,442,434
		9,070,260
Health Care Equipment & Supplies - 0.1%
GN Store Nordic A/S	221,588	4,561,904
Nihon Kohden Corp.	171,300	6,307,979
Sonova Holding AG Class B	69,468	7,690,047
St. Shine Optical Co. Ltd.	41,500	1,128,554
		19,688,484
Health Care Providers & Services - 0.1%
Miraca Holdings, Inc.	76,000	3,379,260
Odontoprev SA	890,200	3,287,019
Ryman Healthcare Group Ltd.	246,833	1,287,580
Ship Healthcare Holdings, Inc.	42,700	1,540,071
		9,493,930
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA	7,761	1,798,109
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	48,976	1,175,424
		2,973,533
Pharmaceuticals - 2.5%
Astellas Pharma, Inc.	157,500	8,013,269
Bayer AG	658,416	73,131,230
BTG PLC (a)	10,733	64,053
GlaxoSmithKline PLC	2,960,160	75,494,656
Glenmark Pharmaceuticals Ltd. (a)	323,857	2,538,166
Ipca Laboratories Ltd.	126,325	1,191,921
Lupin Ltd.	159,450	1,932,183
Novartis AG	1,222,309	89,044,873
Roche Holding AG (participation certificate)	411,961	102,763,338
Sanofi SA	307,528	29,472,407
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Santen Pharmaceutical Co. Ltd.	527,000	$ 24,345,097
Sino Biopharmaceutical Ltd.	3,768,000	2,691,967
		410,683,160
TOTAL HEALTH CARE		451,909,367
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.3%
Cobham PLC	2,962,569	13,070,842
Meggitt PLC	623,161	5,084,477
MTU Aero Engines Holdings AG	21,364	1,917,771
Rolls-Royce Group PLC	1,425,110	24,558,442
Singapore Technologies Engineering Ltd.	1,725,000	5,355,127
Zodiac Aerospace	10,419	1,508,533
		51,495,192
Air Freight & Logistics - 0.3%
PostNL NV	2,166,467	7,645,041
Yamato Holdings Co. Ltd.	1,932,000	41,338,525
		48,983,566
Airlines - 0.2%
easyJet PLC	261,203	4,991,015
International Consolidated Airlines Group SA CDI (a)	3,345,601	14,843,733
Ryanair Holdings PLC sponsored ADR	269,200	12,776,232
WestJet Airlines Ltd.	81,617	1,694,640
		34,305,620
Building Products - 0.1%
Compagnie de St. Gobain	61,174	2,857,261
Daikin Industries Ltd.	93,100	4,457,459
Geberit AG (Reg.)	53,780	13,085,918
		20,400,638
Commercial Services & Supplies - 0.1%
Babcock International Group PLC	404,717	7,137,421
Berendsen PLC	58,758	784,003
Brambles Ltd.	525,330	4,114,616
Intrum Justitia AB	46,376	1,130,123
Park24 Co. Ltd.	71,700	1,241,181
Secom Co. Ltd.	82,300	4,693,397
		19,100,741
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.3%
Balfour Beatty PLC	3,363,730	$ 12,844,271
JGC Corp.	1,276,000	43,456,562
Keller Group PLC	79,227	1,364,065
		57,664,898
Electrical Equipment - 0.4%
Legrand SA	836,909	42,446,617
Schneider Electric SA	277,353	21,224,032
		63,670,649
Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	153,377	3,770,913
Hutchison Whampoa Ltd.	1,045,000	12,115,044
SembCorp Industries Ltd.	2,426,000	9,300,047
Siemens AG	522,370	55,327,365
		80,513,369
Machinery - 0.6%
Atlas Copco AB (A Shares)	1,025,359	27,709,687
Burckhardt Compression Holding AG	2,985	1,208,661
Eicher Motors Ltd.	20,287	984,879
Glory Ltd.	584,700	12,173,529
Haitian International Holdings Ltd.	345,000	635,326
IMI PLC	289,207	6,431,442
Joy Global, Inc.	204,120	10,026,374
Makita Corp.	116,100	6,097,276
Rotork PLC	61,091	2,565,631
Schindler Holding AG (participation certificate)	143,366	19,768,776
SembCorp Marine Ltd.	4,080,000	13,369,708
Senior Engineering Group PLC	218,795	916,158
		101,887,447
Marine - 0.1%
Kuehne & Nagel International AG	85,146	10,606,074
Professional Services - 0.2%
Bertrandt AG	11,491	1,266,451
Capita Group PLC	456,885	6,751,111
Experian PLC	774,238	13,558,154
Michael Page International PLC	1,587,723	11,389,628
SEEK Ltd.	83,036	790,796
		33,756,140
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.1%
Canadian National Railway Co.	103,211	$ 9,679,277
Canadian Pacific Railway Ltd.	35,906	4,222,611
		13,901,888
Trading Companies & Distributors - 0.3%
Ashtead Group PLC	317,810	3,176,691
Brenntag AG	74,538	11,329,012
Bunzl PLC	1,017,425	21,458,935
Itochu Corp.	733,800	8,260,554
Mills Estruturas e Servicos de Engenharia SA	75,700	939,131
Misumi Group, Inc.	39,000	954,181
Mitsubishi Corp.	433,300	8,061,026
		54,179,530
Transportation Infrastructure - 0.1%
CCR SA	260,600	1,895,015
China Merchant Holdings International Co. Ltd.	2,664,000	9,000,870
		10,895,885
TOTAL INDUSTRIALS		601,361,637
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.3%
AAC Acoustic Technology Holdings, Inc.	526,000	2,401,253
Nokia Corp. (a)	2,713,029	10,526,050
Telefonaktiebolaget LM Ericsson (B Shares)	3,315,110	38,988,334
		51,915,637
Computers & Peripherals - 0.0%
Wincor Nixdorf AG	34,309	2,151,143
Electronic Equipment & Components - 0.3%
China High Precision Automation Group Ltd.	1,073,000	118,170
Halma PLC	1,297,744	10,990,737
Hirose Electric Co. Ltd.	66,500	8,712,744
Hitachi Ltd.	1,272,000	7,609,211
HLS Systems International Ltd. (a)	84,460	1,110,649
Keyence Corp.	11,800	3,876,716
Oxford Instruments PLC	21,230	470,143
Spectris PLC	202,262	6,961,623
Venture Corp. Ltd.	563,000	3,354,343
		43,204,336
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.2%
Carsales.com Ltd.	135,376	$ 1,342,274
Moneysupermarket.com Group PLC	562,134	1,480,936
NHN Corp.	4,817	1,937,615
Tencent Holdings Ltd.	181,100	8,491,635
Yahoo! Japan Corp.	35,448	17,461,882
Yandex NV (a)	51,231	1,639,392
		32,353,734
IT Services - 0.5%
Amadeus IT Holding SA Class A	610,381	19,715,994
Cap Gemini SA	56,747	3,107,986
Cognizant Technology Solutions Corp. Class A (a)	126,860	9,298,838
Computershare Ltd.	627,894	5,392,971
HCL Technologies Ltd.	172,908	2,738,028
Nomura Research Institute Ltd.	782,700	24,303,211
Obic Co. Ltd.	33,200	9,718,743
Otsuka Corp.	10,500	1,264,050
Sonda SA	365,371	930,882
Tata Consultancy Services Ltd.	161,624	5,001,353
Wirecard AG	3,004	93,995
		81,566,051
Office Electronics - 0.2%
Canon, Inc.	750,200	22,437,450
Neopost SA	153,737	10,768,885
		33,206,335
Semiconductors & Semiconductor Equipment - 0.4%
ARM Holdings PLC	114,407	1,547,793
ASM International NV (Netherlands)	93,261	2,916,294
Infineon Technologies AG	1,288,602	11,683,135
Nanoco Group PLC (a)	162,984	426,223
Samsung Electronics Co. Ltd.	5,361	6,606,954
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,168,869	35,916,471
Tokyo Electron Ltd.	224,000	9,272,234
		68,369,104
Software - 0.2%
Aveva Group PLC	1,985	71,367
Dassault Systemes SA	46,108	5,889,719
Linx SA	72,700	1,182,238
Nexon Co. Ltd.	264,200	2,874,588
Nintendo Co. Ltd.	47,400	5,359,665
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SAP AG	218,076	$ 16,106,825
SimCorp A/S	57,831	1,813,542
		33,297,944
TOTAL INFORMATION TECHNOLOGY		346,064,284
MATERIALS - 1.8%
Chemicals - 1.2%
Akzo Nobel NV	1,068,218	62,818,500
AZ Electronic Materials SA	246,442	1,167,502
Chugoku Marine Paints Ltd.	439,000	2,189,300
DuluxGroup Ltd.	350,015	1,408,119
Elementis PLC	470,552	1,806,993
Givaudan SA	26,489	35,671,683
HEXPOL AB (B Shares)	35,545	2,456,428
Linde AG	231,817	44,578,426
Nitto Denko Corp.	67,200	3,553,895
Shin-Etsu Chemical Co., Ltd.	411,200	24,607,413
Symrise AG	364,357	15,929,754
		196,188,013
Containers & Packaging - 0.2%
Rexam PLC	2,098,894	15,869,709
Smurfit Kappa Group PLC	559,731	11,414,628
		27,284,337
Metals & Mining - 0.4%
Antofagasta PLC	167,925	2,224,995
Gerdau SA sponsored ADR	776,500	5,575,270
Glencore Xstrata PLC	1,573,097	7,440,252
Iluka Resources Ltd.	1,346,814	12,886,367
Rio Tinto PLC	979,818	44,238,568
		72,365,452
TOTAL MATERIALS		295,837,802
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.5%
Bezeq Israeli Telecommunication Corp. Ltd.	1,500,150	2,445,145
BT Group PLC	2,995,333	15,086,057
China Unicom Ltd.	7,666,000	11,580,172
Deutsche Telekom AG	474,175	6,073,912
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,082,000	$ 1,768,729
Koninklijke KPN NV	372,977	1,089,409
PT Telkomunikasi Indonesia Tbk Series B	20,547,500	4,127,360
TDC A/S	2,078,693	16,974,259
Telenor ASA	487,187	10,126,096
Telstra Corp. Ltd.	2,664,033	11,618,501
		80,889,640
Wireless Telecommunication Services - 1.2%
Advanced Info Service PCL (For. Reg.)	90,900	677,726
KDDI Corp.	2,037,600	96,864,241
NTT DoCoMo, Inc.	8,162	13,048,007
SK Telecom Co. Ltd.	64,531	12,851,311
SmarTone Telecommunications Holdings Ltd.	1,341,000	1,940,308
StarHub Ltd.	578,000	1,903,104
Tele2 AB (B Shares)	567,040	7,127,197
TIM Participacoes SA sponsored ADR	315,064	6,213,062
Vodafone Group PLC	19,132,125	61,634,457
		202,259,413
TOTAL TELECOMMUNICATION SERVICES		283,149,053
UTILITIES - 0.5%
Electric Utilities - 0.1%
Energias do Brasil SA	1,633,100	7,323,779
Gas Utilities - 0.2%
China Resources Gas Group Ltd.	2,024,000	4,776,509
Snam Rete Gas SpA	4,322,696	20,224,343
Tokyo Gas Co. Ltd.	2,210,000	11,437,387
		36,438,239
Multi-Utilities - 0.2%
GDF Suez	1,149,886	24,923,848
Suez Environnement SA	427,285	6,367,232
		31,291,080
TOTAL UTILITIES		75,053,098
TOTAL COMMON STOCKS (Cost $3,958,752,341)		4,431,715,599
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	261,802	$ 25,362,578
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA (Risparmio Shares)	18,490,994	10,223,067
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $36,839,858)		35,585,645
Equity Funds - 66.5%

Europe Stock Funds - 0.0%
Henderson European Focus Fund Class A	38	1,105
Foreign Large Blend Funds - 50.2%
American EuroPacific Growth Fund Class F-1	4,247,985	181,856,217
Artisan International Value Fund Investor Class	20,228,992	712,262,802
Fidelity Diversified International Fund (c)	23,622,394	762,530,870
Fidelity International Discovery Fund (c)	30,093,275	1,073,427,102
GE Institutional International Equity Fund Service Class	7,005,500	82,734,957
Harbor International Fund Retirement Class	25,645,793	1,653,384,264
Henderson International Opportunities Fund Class A	19,183,181	447,543,616
Litman Gregory Masters International Fund	18,776,994	305,126,152
Manning & Napier Fund, Inc. World Opportunities Series Class A	139,469,483	1,150,623,235
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	65,722,104	996,347,094
Oakmark International Fund Class I	38,897,127	941,310,475
TOTAL FOREIGN LARGE BLEND FUNDS		8,307,146,784
Foreign Large Growth Funds - 7.3%
AIM International Growth Fund Class A	3,799,522	115,505,472
Fidelity Canada Fund (c)	2,025,570	109,380,794
Fidelity International Capital Appreciation Fund (c)	4,811,292	69,908,079
Scout International Fund	13,095,033	442,219,252
Equity Funds - continued
	Shares	Value
Foreign Large Growth Funds - continued
T. Rowe Price International Stock Fund Advisor Class	1,998,890	$ 29,223,768
Thornburg International Value Fund Class A	15,688,946	444,781,607
TOTAL FOREIGN LARGE GROWTH FUNDS		1,211,018,972
Foreign Large Value Funds - 1.2%
Pear Tree Polaris Foreign Value Fund - Ordinary Class	12,327,240	201,550,381
Foreign Small Mid Blend Funds - 0.0%
Franklin International Small Cap Growth Fund Class A	55	1,112
Foreign Small Mid Growth Funds - 0.6%
MFS International New Discovery Fund A Shares	57	1,459
Westcore International Small-Cap Fund	5,004,241	93,929,600
TOTAL FOREIGN SMALL MID GROWTH FUNDS		93,931,059
Foreign Small Mid Value Funds - 0.9%
Third Avenue International Value Fund	8,616,258	159,831,588
Sector Funds - 1.2%
ING International Real Estate Fund Class A	15,628,590	137,219,018
RS Global Natural Resources Fund Class A	66	2,356
SPDR DJ Wilshire International Real Estate ETF	1,525,300	59,288,411
TOTAL SECTOR FUNDS		196,509,785
Other - 5.1%
Fidelity Japan Fund (c)	16,564,408	183,533,642
Fidelity Japan Smaller Companies Fund (c)	6,466,152	79,662,993
iShares MSCI Australia Index ETF	3,967,180	93,149,386
iShares MSCI Japan Index ETF	36,639,300	398,269,191
Matthews Pacific Tiger Fund Class I	15,471	353,966
SPDR Russell/Nomura Small Cap Japan ETF	160,400	7,378,400
Wintergreen Fund	1,990,078	31,721,841
WisdomTree Japan Hedged Equity ETF	1,197,070	52,539,402
TOTAL OTHER		846,608,821
TOTAL EQUITY FUNDS (Cost $9,299,445,987)		11,016,599,607
Money Market Funds - 6.1%
	Shares	Value
SSgA US Treasury Money Market Fund, 0% (b) (Cost $1,005,030,912)	1,005,030,912	$ 1,005,030,912
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $14,300,069,098)		16,488,931,763
NET OTHER ASSETS (LIABILITIES) - 0.4%		64,352,742
NET ASSETS - 100%		$ 16,553,284,505
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
488 CME NIKKEI 225 Index Contracts (Japan)	Sept. 2013	$ 33,101,594	$ 289,044
5,730 Nikkei 225 Index Contracts (Japan)	Sept. 2013	381,904,500	(11,182,295)
5,408 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	457,435,680	6,204,900
TOTAL EQUITY INDEX CONTRACTS		$ 872,441,774	$ (4,688,351)

The face value of futures purchased as a percentage of net assets is 5.3%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,471,479 or 0.0% of net assets.

Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$ 110,723,211	$ -	$ 1,701,175	$ -	$ 109,380,794
Fidelity Diversified International Fund	610,430,947	116,321,106	-	-	762,530,870
Fidelity International Capital Appreciation Fund	70,415,006	-	850,588	-	69,908,079
Fidelity International Discovery Fund	796,760,548	237,158,639	-	-	1,073,427,102
Fidelity Japan Fund	172,766,777	-	-	-	183,533,642
Fidelity Japan Smaller Companies Fund	63,562,275	-	-	-	79,662,993
Total	$ 1,824,658,764	$ 353,479,745	$ 2,551,763	$ -	$ 2,278,443,480
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 534,085,246	$ 346,799,097	$ 187,286,149	$ -
Consumer Staples	513,820,289	264,352,914	249,467,375	-
Energy	341,863,879	172,507,686	169,356,193	-
Financials	1,013,933,522	549,285,320	464,648,202	-
Health Care	451,909,367	214,311,755	237,597,612	-
Industrials	601,361,637	415,300,582	186,061,055	-
Information Technology	346,064,284	165,886,618	180,059,496	118,170
Materials	295,837,802	221,248,626	74,589,176	-
Telecommunication Services	293,372,120	67,957,448	225,414,672	-
Utilities	75,053,098	63,615,711	11,437,387	-
Equity Funds	11,016,599,607	11,016,599,607	-	-
Money Market Funds	1,005,030,912	1,005,030,912	-	-
Total Investments in Securities:	$ 16,488,931,763	$ 14,502,896,276	$ 1,985,917,317	$ 118,170
Derivative Instruments:
Assets
Futures Contracts	$ 6,493,944	$ 6,493,944	$ -	$ -
Liabilities
Futures Contracts	$ (11,182,295)	$ (11,182,295)	$ -	$ -
Total Derivative Instruments:	$ (4,688,351)	$ (4,688,351)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 516,170,005
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 6,493,944	$ (11,182,295)
Total Value of Derivatives	$ 6,493,944	$ (11,182,295)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $12,362,543,852)	$ 14,210,488,283
Affiliated issuers (cost $1,937,525,246)	2,278,443,480
Total Investments (cost $14,300,069,098)		$ 16,488,931,763
Segregated cash with brokers for derivative instruments		58,055,438
Cash		58
Foreign currency held at value (cost $2,878,420)		2,866,951
Receivable for investments sold		30,554,888
Receivable for fund shares sold		14,688,229
Dividends receivable		14,907,898
Prepaid expenses		63,335
Other receivables		30,260
Total assets		16,610,098,820

Liabilities
Payable for investments purchased	$ 35,197,741
Payable for fund shares redeemed	7,277,802
Accrued management fee	1,456,041
Payable for daily variation margin for derivative instruments	11,356,013
Other affiliated payables	869,492
Other payables and accrued expenses	657,226
Total liabilities		56,814,315

Net Assets		$ 16,553,284,505
Net Assets consist of:
Paid in capital		$ 14,350,853,440
Undistributed net investment income		82,685,872
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(64,204,333)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,183,949,526
Net Assets, for 1,714,974,293 shares outstanding		$ 16,553,284,505
Net Asset Value, offering price and redemption price per share ($16,553,284,505 ÷ 1,714,974,293 shares)		$ 9.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 103,920,421
Less foreign taxes withheld		(7,285,287)
Total income		96,635,134

Expenses
Management fee	$ 27,507,723
Transfer agent fees	3,967,453
Accounting fees and expenses	1,001,553
Custodian fees and expenses	395,405
Independent trustees' compensation	95,280
Registration fees	510,029
Audit	51,930
Legal	24,199
Miscellaneous	82,336
Total expenses before reductions	33,635,908
Expense reductions	(19,686,646)	13,949,262
Net investment income (loss)		82,685,872
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,907,027
Affiliated issuers	298,792
Foreign currency transactions	(1,713,698)
Futures contracts	90,974,261
Total net realized gain (loss)		119,466,382
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $68,149)	505,146,217
Assets and liabilities in foreign currencies	92,299
Futures contracts	(37,968,076)
Total change in net unrealized appreciation (depreciation)		467,270,440
Net gain (loss)		586,736,822
Net increase (decrease) in net assets resulting from operations		$ 669,422,694

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 82,685,872	$ 230,957,733
Net realized gain (loss)	119,466,382	(74,989,328)
Change in net unrealized appreciation (depreciation)	467,270,440	1,072,862,159
Net increase (decrease) in net assets resulting from operations	669,422,694	1,228,830,564
Distributions to shareholders from net investment income	-	(228,978,244)
Distributions to shareholders from net realized gain	-	(24,811,882)
Total distributions	-	(253,790,126)
Share transactions Proceeds from sales of shares	3,470,458,791	3,638,635,785
Reinvestment of distributions	-	253,180,454
Cost of shares redeemed	(1,250,643,849)	(3,355,982,011)
Net increase (decrease) in net assets resulting from share transactions	2,219,814,942	535,834,228
Total increase (decrease) in net assets	2,889,237,636	1,510,874,666

Net Assets
Beginning of period	13,664,046,869	12,153,172,203
End of period (including undistributed net investment income of $82,685,872 and undistributed net investment income of $0, respectively)	$ 16,553,284,505	$ 13,664,046,869
Other Information Shares
Sold	362,455,306	425,850,891
Issued in reinvestment of distributions	-	28,850,885
Redeemed	(128,509,851)	(399,795,739)
Net increase (decrease)	233,945,455	54,906,037

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 8.52	$ 9.40	$ 7.84	$ 5.16	$ 10.74
Income from Investment Operations
Net investment income (loss)D	.05	.16	.15	.15	.18	.19
Net realized and unrealized gain (loss)	.37	.74	(.74)	1.54	2.67	(5.14)
Total from investment operations	.42	.90	(.59)	1.69	2.85	(4.95)
Distributions from net investment income	-	(.17)	(.13)	(.12)	(.12)	(.14)
Distributions from net realized gain	-	(.02)	(.16)	(.02)	(.06)	(.49)
Total distributions	-	(.19)	(.29)	(.13) J	(.17) I	(.63)
Net asset value, end of period	$ 9.65	$ 9.23	$ 8.52	$ 9.40	$ 7.84	$ 5.16
Total Return B,C	4.55%	10.65%	(6.00)%	21.66%	55.24%	(48.57)%
Ratios to Average Net AssetsE
Expenses before reductions	.43% A	.43%	.39%	.28%	.25%	.25%
Expenses net of fee waivers, if any	.18% A	.18%	.14%	.03%	.00%	.00%
Expenses net of all reductions	.18% A	.17%	.14%	.03%	.00%	.00%
Net investment income (loss)	1.05% A	1.94%	1.71%	1.72%	2.32%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,553,285	$ 13,664,047	$ 12,153,172	$ 11,328,792	$ 4,333,999	$ 695,499
Portfolio turnover rateF	11% A	25%	18% G	15% G	9%	18%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. FAmounts do not include the portfolio activity of any Underlying Funds. GPortfolio turnover rate excludes securities received or delivered in-kind. HFor the year ended February 29. ITotal distributions of $.17 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.055 per share. JTotal distributions of $.13 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.017 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Strategic Advisers® International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

2. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE0, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,379,657,693
Gross unrealized depreciation	(231,746,802)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,147,910,891

Tax cost	$ 14,341,020,872

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (83,975,010)
Long-term	(21,245,319)
Total capital loss carryforward	$ (105,220,329)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $90,974,261 and a change in net unrealized appreciation (depreciation) of $(37,968,076) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $3,022,214,459 and $783,702,386, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the period, the total annualized management fee rate was .35% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS) and William Blair & Company, L.L.C. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .05% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit - continued

amounted to $13,895 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2016. During the period, this waiver reduced the Fund's management fee by $ 19,586,665.

Commissions paid to certain brokers with whom Strategic Advisers, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $99,760 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $221.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fund
Fidelity International Discovery Fund	11%
Fidelity Japan Fund	37%
Fidelity Japan Smaller Companies Fund	15%

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors, LLC

Causeway Capital Management LLC

Massachusetts Financial Services Company

William Blair & Company, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SIT-USAN-1013
1.926370.102

Strategic Advisers®
Small-Mid Cap Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2013

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.48%	$ 1,000.00	$ 1,100.30	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
MFS New Discovery Fund A Shares	4.4	2.1
Vanguard Small-Cap ETF	4.3	5.5
Goldman Sachs Small Cap Value Fund Class A	4.3	4.0
Artisan Small Cap Fund Investor Shares	4.0	2.5
Champlain Small Company Fund Advisor Class	3.4	3.5
Spartan Extended Market Index Fund Investor Class	3.4	0.0
ASTON/TAMRO Small Cap Fund Class N	3.1	2.1
Royce Opportunity Fund Service Class	3.0	2.0
FMI Common Stock Fund	2.6	2.8
T. Rowe Price Small-Cap Value Fund	1.9	3.0
	34.4
Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Common Stocks 48.3%	Common Stocks 43.0%
Mid-Cap Blend Funds 6.0%	Mid-Cap Blend Funds 2.8%
Mid-Cap Growth Funds 1.0%	Mid-Cap Growth Funds 2.9%
Mid-Cap Value Funds 0.0%	Mid-Cap Value Funds 0.1%
Small Blend Funds 11.4%	Small Blend Funds 16.9%
Small Growth Funds 17.7%	Small Growth Funds 19.2%
Small Value Funds 4.8%	Small Value Funds 6.0%
Sector Funds 0.0%	Sector Funds 1.9%
Short-Term Investments and Net Other Assets (Liabilities) 10.8%	Short-Term Investments and Net Other Assets (Liabilities) 7.2%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 48.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 1.1%
Cooper Tire & Rubber Co.	67,187	$ 2,145,281
Dana Holding Corp.	142,395	2,984,599
Dorman Products, Inc.	121,564	6,107,375
Gentex Corp.	80,590	1,815,693
Lear Corp.	38,025	2,614,219
Stoneridge, Inc. (a)	226,725	2,820,459
Tenneco, Inc. (a)	82,519	3,806,601
TRW Automotive Holdings Corp. (a)	129,267	8,928,472
Visteon Corp. (a)	230,580	16,511,834
		47,734,533
Distributors - 0.1%
Pool Corp.	73,014	3,803,299
Diversified Consumer Services - 0.2%
Grand Canyon Education, Inc. (a)	139,373	4,809,762
LifeLock, Inc.	190,948	2,407,854
		7,217,616
Hotels, Restaurants & Leisure - 1.4%
Choice Hotels International, Inc.	49,842	1,912,936
Darden Restaurants, Inc.	63,753	2,946,026
Domino's Pizza, Inc.	66,070	4,059,341
Hyatt Hotels Corp. Class A (a)	185,608	8,055,387
International Game Technology	94,150	1,778,494
Jack in the Box, Inc. (a)	89,986	3,553,547
Life Time Fitness, Inc. (a)	60,079	3,003,349
MGM Mirage, Inc. (a)	245,800	4,348,202
Multimedia Games Holding Co., Inc. (a)	107,056	4,200,877
Panera Bread Co. Class A (a)	18,760	3,077,015
Penn National Gaming, Inc. (a)	136,327	7,169,437
Pinnacle Entertainment, Inc. (a)	63,304	1,499,039
The Cheesecake Factory, Inc.	65,016	2,715,718
Vail Resorts, Inc.	69,076	4,697,168
Wendy's Co.	309,100	2,336,796
Wyndham Worldwide Corp.	41,811	2,481,901
		57,835,233
Household Durables - 0.8%
Ethan Allen Interiors, Inc.	80,941	2,110,132
Jarden Corp. (a)	58,671	2,519,919
M.D.C. Holdings, Inc.	287,279	7,994,975
Mohawk Industries, Inc. (a)	59,570	6,998,879
Ryland Group, Inc.	166,600	5,801,012
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tempur Sealy International, Inc. (a)	26,078	$ 1,004,264
Toll Brothers, Inc. (a)	89,086	2,726,922
Whirlpool Corp.	52,775	6,789,504
		35,945,607
Internet & Catalog Retail - 0.2%
Orbitz Worldwide, Inc. (a)	323,425	3,075,772
Shutterfly, Inc. (a)	76,949	3,998,270
		7,074,042
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	37,931	2,036,136
Brunswick Corp.	148,010	5,381,644
		7,417,780
Media - 1.2%
AMC Networks, Inc. Class A (a)	38,303	2,374,020
Gannett Co., Inc.	127,450	3,070,271
IMAX Corp. (a)	193,183	5,300,942
Interpublic Group of Companies, Inc.	177,130	2,784,484
Lamar Advertising Co. Class A (a)	87,280	3,671,870
News Corp. Class A (a)	540,930	8,492,601
Nexstar Broadcasting Group, Inc. Class A	61,500	2,064,555
Regal Entertainment Group Class A	177,576	3,176,835
Sinclair Broadcast Group, Inc. Class A	455,655	10,899,268
Tribune Co. Class A (a)	192,680	11,483,728
		53,318,574
Specialty Retail - 1.9%
Cabela's, Inc. Class A (a)	61,362	4,021,052
Dick's Sporting Goods, Inc.	54,540	2,531,201
DSW, Inc. Class A	97,254	8,372,597
Express, Inc. (a)	215,519	4,523,744
Foot Locker, Inc.	189,956	6,116,583
Francescas Holdings Corp. (a)	45,010	1,085,641
Group 1 Automotive, Inc.	58,022	4,452,028
Guess?, Inc.	69,325	2,114,413
Lithia Motors, Inc. Class A (sub. vtg.)	16,566	1,087,061
Monro Muffler Brake, Inc.	57,582	2,549,155
OfficeMax, Inc.	256,210	2,785,003
Penske Automotive Group, Inc.	81,625	3,185,824
PetSmart, Inc.	38,198	2,690,285
Pier 1 Imports, Inc.	101,839	2,232,311
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
RadioShack Corp. (a)	460,000	$ 1,504,200
Rent-A-Center, Inc.	46,388	1,740,014
rue21, Inc. (a)	21,223	866,960
Select Comfort Corp. (a)	92,609	2,287,442
The Children's Place Retail Stores, Inc. (a)	45,250	2,406,395
The Pep Boys - Manny, Moe & Jack (a)	76,900	863,587
Tile Shop Holdings, Inc. (a)	111,430	2,960,695
Tractor Supply Co.	55,967	6,848,682
Urban Outfitters, Inc. (a)	56,000	2,348,080
Vitamin Shoppe, Inc. (a)	164,582	6,932,194
Williams-Sonoma, Inc.	57,036	3,217,401
		79,722,548
Textiles, Apparel & Luxury Goods - 0.5%
Iconix Brand Group, Inc. (a)	159,237	5,226,158
PVH Corp.	39,636	5,103,135
Steven Madden Ltd. (a)	55,744	3,010,176
Tumi Holdings, Inc. (a)	140,684	2,892,463
Under Armour, Inc. Class A (sub. vtg.) (a)	41,467	3,012,163
Wolverine World Wide, Inc.	49,432	2,780,550
		22,024,645
TOTAL CONSUMER DISCRETIONARY		322,093,877
CONSUMER STAPLES - 1.5%
Beverages - 0.0%
Cott Corp.	113,037	905,756
Food & Staples Retailing - 1.0%
Casey's General Stores, Inc.	102,555	6,762,477
Harris Teeter Supermarkets, Inc.	50,007	2,457,844
Rite Aid Corp. (a)	2,502,080	8,657,197
Safeway, Inc.	134,400	3,480,960
SUPERVALU, Inc. (a)	626,100	4,489,137
Susser Holdings Corp. (a)	236,700	11,292,957
United Natural Foods, Inc. (a)	55,913	3,390,005
		40,530,577
Food Products - 0.3%
B&G Foods, Inc. Class A	86,791	2,939,611
Hain Celestial Group, Inc. (a)	45,341	3,707,987
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Lancaster Colony Corp.	39,952	$ 2,947,259
Tyson Foods, Inc. Class A	145,000	4,197,750
		13,792,607
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	50,340	3,047,584
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	35,611	1,236,770
Inter Parfums, Inc.	40,655	1,080,203
Nu Skin Enterprises, Inc. Class A	43,803	3,666,749
		5,983,722
TOTAL CONSUMER STAPLES		64,260,246
ENERGY - 3.5%
Energy Equipment & Services - 1.3%
Atwood Oceanics, Inc. (a)	150,734	8,392,869
Dresser-Rand Group, Inc. (a)	49,010	2,986,669
Dril-Quip, Inc. (a)	91,001	9,283,012
Exterran Holdings, Inc. (a)	61,500	1,686,945
Forum Energy Technologies, Inc. (a)	91,610	2,397,434
Geospace Technologies Corp. (a)	38,766	2,704,316
Hercules Offshore, Inc. (a)	382,285	2,752,452
Hornbeck Offshore Services, Inc. (a)	40,100	2,184,648
ION Geophysical Corp. (a)	279,400	1,338,326
Oil States International, Inc. (a)	22,188	1,979,613
Parker Drilling Co. (a)	511,250	2,934,575
Patterson-UTI Energy, Inc.	130,132	2,549,286
SEACOR Holdings, Inc.	89,550	7,439,814
Superior Energy Services, Inc. (a)	63,908	1,569,580
TETRA Technologies, Inc. (a)	303,000	3,560,250
Tidewater, Inc.	23,754	1,281,766
		55,041,555
Oil, Gas & Consumable Fuels - 2.2%
Athlon Energy, Inc.	118,790	3,302,362
Berry Petroleum Co. Class A	59,785	2,460,153
Bill Barrett Corp. (a)	65,875	1,418,289
Carrizo Oil & Gas, Inc. (a)	78,838	2,700,990
Cimarex Energy Co.	21,150	1,772,582
Diamondback Energy, Inc.	63,716	2,563,932
Energen Corp.	47,946	3,179,299
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EPL Oil & Gas, Inc. (a)	32,750	$ 1,108,260
Gulfport Energy Corp. (a)	247,720	14,615,480
Magnum Hunter Resources Corp. warrants 10/14/13 (a)	46,940	1,643
Newfield Exploration Co. (a)	254,925	6,072,314
Oasis Petroleum, Inc. (a)	87,196	3,418,083
Peabody Energy Corp.	371,675	6,392,810
Pioneer Natural Resources Co.	56,890	9,954,043
Range Resources Corp.	43,030	3,226,389
Resolute Energy Corp. (a)	163,211	1,279,574
Rex Energy Corp. (a)	116,975	2,433,080
Rosetta Resources, Inc. (a)	121,702	5,662,794
Tesoro Corp.	102,850	4,740,357
Ultra Petroleum Corp. (a)	136,091	2,817,084
Western Refining, Inc.	95,786	2,809,403
Whiting Petroleum Corp. (a)	210,647	10,631,354
		92,560,275
TOTAL ENERGY		147,601,830
FINANCIALS - 10.0%
Capital Markets - 1.4%
Affiliated Managers Group, Inc. (a)	23,648	4,122,319
American Capital Ltd. (a)	700,300	8,739,744
Ares Capital Corp.	87,817	1,543,823
Eaton Vance Corp. (non-vtg.)	145,875	5,623,481
Evercore Partners, Inc. Class A	69,425	3,095,661
FXCM, Inc. Class A	174,460	3,312,995
Greenhill & Co., Inc.	43,941	2,082,364
Invesco Ltd.	80,478	2,443,312
New Mountain Finance Corp.	125,698	1,845,247
Raymond James Financial, Inc.	288,113	12,051,767
SEI Investments Co.	105,347	3,135,127
Stifel Financial Corp. (a)	95,029	3,803,061
Walter Investment Management Corp. (a)	42,656	1,565,049
WisdomTree Investments, Inc. (a)	295,857	3,313,598
		56,677,548
Commercial Banks - 3.5%
BankUnited, Inc.	80,400	2,375,820
Boston Private Financial Holdings, Inc.	297,210	3,037,486
CIT Group, Inc. (a)	267,356	12,798,332
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
City National Corp.	30,300	$ 1,983,741
Comerica, Inc.	309,170	12,626,503
CVB Financial Corp.	152,740	1,945,908
East West Bancorp, Inc.	284,081	8,303,688
First Financial Holdings, Inc.	47,762	2,571,028
First Niagara Financial Group, Inc.	288,850	2,917,385
FirstMerit Corp.	332,671	7,039,318
Hanmi Financial Corp.	86,183	1,407,368
Huntington Bancshares, Inc.	1,791,595	14,762,743
Investors Bancorp, Inc.	410,272	8,541,863
KeyCorp	1,106,856	12,917,010
MB Financial, Inc.	173,300	4,677,367
National Bank Holdings Corp.	66,096	1,292,177
PacWest Bancorp	67,302	2,237,792
PrivateBancorp, Inc.	145,550	3,175,901
Prosperity Bancshares, Inc.	142,629	8,529,214
Regions Financial Corp.	1,276,800	12,001,920
SVB Financial Group (a)	81,125	6,717,150
Synovus Financial Corp.	438,883	1,400,037
TCF Financial Corp.	218,350	3,067,818
Texas Capital Bancshares, Inc. (a)	53,740	2,368,859
Umpqua Holdings Corp.	284,789	4,624,973
Zions Bancorporation	158,750	4,440,238
		147,761,639
Consumer Finance - 0.3%
DFC Global Corp. (a)	37,995	429,344
Discover Financial Services	130,850	6,182,663
Portfolio Recovery Associates, Inc. (a)	117,002	6,205,786
		12,817,793
Diversified Financial Services - 0.3%
ING U.S., Inc.	111,125	3,200,400
Interactive Brokers Group, Inc.	169,240	2,839,847
Leucadia National Corp.	202,100	5,038,353
MarketAxess Holdings, Inc.	50,972	2,587,339
		13,665,939
Insurance - 2.0%
Allied World Assurance Co. Holdings Ltd.	88,730	8,139,203
Amtrust Financial Services, Inc.	276,157	9,864,328
Axis Capital Holdings Ltd.	112,200	4,823,478
Brown & Brown, Inc.	82,806	2,578,579
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
CNO Financial Group, Inc.	520,560	$ 7,074,410
Everest Re Group Ltd.	25,725	3,523,039
HCC Insurance Holdings, Inc.	143,100	6,038,820
Lincoln National Corp.	224,725	9,447,439
Platinum Underwriters Holdings Ltd.	29,962	1,731,204
Protective Life Corp.	40,645	1,698,555
Reinsurance Group of America, Inc.	118,217	7,661,644
StanCorp Financial Group, Inc.	106,455	5,569,726
Unum Group	72,675	2,146,093
Validus Holdings Ltd.	159,875	5,533,274
White Mountains Insurance Group Ltd.	18,655	10,442,136
		86,271,928
Real Estate Investment Trusts - 1.9%
American Campus Communities, Inc.	79,099	2,634,788
BioMed Realty Trust, Inc.	401,500	7,391,615
Brandywine Realty Trust (SBI)	640,625	8,212,813
Campus Crest Communities, Inc.	174,322	1,844,327
CBL & Associates Properties, Inc.	337,650	6,482,880
Chesapeake Lodging Trust	85,244	1,876,220
Colonial Properties Trust (SBI)	110,400	2,438,736
Corporate Office Properties Trust (SBI)	47,111	1,073,189
Corrections Corp. of America	105,906	3,488,544
Cousins Properties, Inc.	133,453	1,325,188
Douglas Emmett, Inc.	160,314	3,703,253
DuPont Fabros Technology, Inc.	173,300	3,949,507
Glimcher Realty Trust	78,299	775,160
Home Properties, Inc.	17,957	1,036,119
Kilroy Realty Corp.	127,050	6,198,770
Kite Realty Group Trust	233,556	1,347,618
Liberty Property Trust (SBI)	157,300	5,442,580
Medical Properties Trust, Inc.	142,393	1,644,639
National Retail Properties, Inc.	18,815	576,303
NorthStar Realty Finance Corp.	429,325	3,760,887
Plum Creek Timber Co., Inc.	154,118	6,828,969
Post Properties, Inc.	39,086	1,767,860
Redwood Trust, Inc.	169,554	3,016,366
Ryman Hospitality Properties, Inc.	142,390	4,704,566
		81,520,897
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc. (a)	197,774	$ 7,113,931
CBRE Group, Inc. (a)	211,800	4,632,066
		11,745,997
Thrifts & Mortgage Finance - 0.3%
Nationstar Mortgage Holdings, Inc. (a)	179,454	8,918,864
Northfield Bancorp, Inc.	118,838	1,426,056
Northwest Bancshares, Inc.	67,717	903,345
Walker & Dunlop, Inc. (a)	106,109	1,541,764
		12,790,029
TOTAL FINANCIALS		423,251,770
HEALTH CARE - 5.4%
Biotechnology - 1.2%
Acorda Therapeutics, Inc. (a)	60,267	2,036,422
Aegerion Pharmaceuticals, Inc. (a)	29,800	2,583,064
Amarin Corp. PLC ADR (a)	265,461	1,672,404
ARIAD Pharmaceuticals, Inc. (a)	136,179	2,532,929
BioMarin Pharmaceutical, Inc. (a)	81,752	5,352,303
Celldex Therapeutics, Inc. (a)	54,180	1,176,790
Coronado Biosciences, Inc. (a)	50,658	412,863
Cubist Pharmaceuticals, Inc.	94,323	5,976,305
Cytokinetics, Inc. (a)	16,010	167,625
Incyte Corp. (a)	118,994	4,032,707
Ligand Pharmaceuticals, Inc. Class B (a)	50,900	2,447,781
Medivation, Inc. (a)	58,744	3,320,798
Myriad Genetics, Inc. (a)	115,150	3,013,476
NPS Pharmaceuticals, Inc. (a)	199,675	5,011,843
Pharmacyclics, Inc. (a)	13,989	1,559,774
Repligen Corp. (a)	57,880	564,909
Seattle Genetics, Inc. (a)	68,817	2,917,841
Sunesis Pharmaceuticals, Inc. (a)	53,290	256,325
Synageva BioPharma Corp. (a)	13,180	618,274
United Therapeutics Corp. (a)	47,652	3,379,003
		49,033,436
Health Care Equipment & Supplies - 1.3%
Accuray, Inc. (a)	156,140	1,033,647
Alere, Inc. (a)	84,472	2,632,992
Analogic Corp.	36,418	2,718,240
Cyberonics, Inc. (a)	51,982	2,644,324
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Given Imaging Ltd. (a)	70,200	$ 1,269,918
Globus Medical, Inc.	351,297	6,189,853
Haemonetics Corp. (a)	25,414	1,012,748
Hill-Rom Holdings, Inc.	34,955	1,193,364
Hologic, Inc. (a)	284,102	6,062,737
Insulet Corp. (a)	80,695	2,690,371
Masimo Corp.	88,445	2,188,129
Meridian Bioscience, Inc.	69,413	1,561,098
Merit Medical Systems, Inc. (a)	63,010	806,528
NuVasive, Inc. (a)	245,557	5,775,501
Orthofix International NV (a)	13,823	305,074
Sirona Dental Systems, Inc. (a)	54,685	3,541,947
Steris Corp.	65,304	2,670,281
Symmetry Medical, Inc. (a)	117,435	921,865
Teleflex, Inc.	23,172	1,786,098
The Cooper Companies, Inc.	25,201	3,291,503
Thoratec Corp. (a)	70,566	2,521,323
West Pharmaceutical Services, Inc.	58,616	4,334,653
		57,152,194
Health Care Providers & Services - 1.5%
Air Methods Corp.	111,425	4,559,511
Brookdale Senior Living, Inc. (a)	158,175	3,957,539
Centene Corp. (a)	182,488	10,429,189
Chemed Corp.	64,844	4,515,736
ExamWorks Group, Inc. (a)	121,900	2,864,650
Health Management Associates, Inc. Class A (a)	216,548	2,784,807
Health Net, Inc. (a)	42,824	1,292,428
HealthSouth Corp.	203,702	6,408,465
Healthways, Inc. (a)	87,262	1,664,959
MEDNAX, Inc. (a)	60,677	5,908,119
Omnicare, Inc.	152,050	8,266,959
Owens & Minor, Inc.	51,425	1,754,107
Universal American Spin Corp.	474,085	3,460,821
Universal Health Services, Inc. Class B	29,522	2,000,116
VCA Antech, Inc. (a)	114,481	3,124,186
		62,991,592
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	217,000	3,155,180
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
HMS Holdings Corp. (a)	63,470	$ 1,586,115
MedAssets, Inc. (a)	92,800	2,080,576
		6,821,871
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)	249,100	1,387,487
Bruker BioSciences Corp. (a)	152,388	3,053,856
Cambrex Corp. (a)	114,619	1,562,257
Charles River Laboratories International, Inc. (a)	117,440	5,408,112
ICON PLC (a)	100,150	3,659,481
PAREXEL International Corp. (a)	68,081	3,161,001
PerkinElmer, Inc.	72,434	2,605,451
Techne Corp.	26,866	2,082,384
Waters Corp. (a)	19,974	1,974,430
		24,894,459
Pharmaceuticals - 0.6%
Cempra, Inc. (a)	59,803	538,227
Endo Health Solutions, Inc. (a)	52,512	2,157,718
Jazz Pharmaceuticals PLC (a)	160,386	14,064,248
Lannett Co., Inc. (a)	8,189	108,586
Salix Pharmaceuticals Ltd. (a)	122,513	8,201,020
Warner Chilcott PLC	95,641	2,051,499
		27,121,298
TOTAL HEALTH CARE		228,014,850
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.0%
AeroVironment, Inc. (a)	85,520	1,873,743
BE Aerospace, Inc. (a)	54,818	3,738,039
HEICO Corp. Class A	119,359	5,523,935
Hexcel Corp. (a)	248,553	8,841,030
Spirit AeroSystems Holdings, Inc. Class A (a)	150,510	3,398,516
Teledyne Technologies, Inc. (a)	129,161	9,967,354
Textron, Inc.	158,000	4,256,520
TransDigm Group, Inc.	18,017	2,468,329
Triumph Group, Inc.	50,123	3,607,352
		43,674,818
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.1%
Forward Air Corp.	64,432	$ 2,373,031
Hub Group, Inc. Class A (a)	71,738	2,665,067
		5,038,098
Airlines - 0.1%
Alaska Air Group, Inc.	31,920	1,807,310
Copa Holdings SA Class A	17,360	2,270,341
U.S. Airways Group, Inc. (a)	139,925	2,261,188
		6,338,839
Building Products - 0.5%
A.O. Smith Corp.	142,816	6,005,413
Fortune Brands Home & Security, Inc.	97,926	3,607,594
Owens Corning (a)	301,830	11,300,515
		20,913,522
Commercial Services & Supplies - 0.5%
ACCO Brands Corp. (a)	184,433	1,215,413
Clean Harbors, Inc. (a)	82,450	4,685,634
Covanta Holding Corp.	170,400	3,600,552
Multi-Color Corp.	73,949	2,316,822
Pitney Bowes, Inc.	169,971	2,773,927
Steelcase, Inc. Class A	185,776	2,697,468
Tetra Tech, Inc. (a)	202,124	4,604,385
		21,894,201
Construction & Engineering - 0.5%
AECOM Technology Corp. (a)	163,225	4,754,744
Dycom Industries, Inc. (a)	108,050	2,745,551
EMCOR Group, Inc.	133,050	5,001,350
KBR, Inc.	177,795	5,308,959
MasTec, Inc. (a)	95,482	3,036,328
		20,846,932
Electrical Equipment - 0.7%
Acuity Brands, Inc.	40,161	3,433,766
AZZ, Inc.	81,260	3,050,500
Encore Wire Corp.	165,019	6,226,167
Generac Holdings, Inc.	204,275	8,087,247
II-VI, Inc. (a)	65,900	1,270,552
Regal-Beloit Corp.	90,615	5,772,176
		27,840,408
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	49,411	$ 3,290,773
Machinery - 2.3%
Actuant Corp. Class A	58,476	2,088,763
AGCO Corp.	167,219	9,457,907
Colfax Corp. (a)	38,886	2,025,572
Crane Co.	50,211	2,882,614
ESCO Technologies, Inc.	67,600	2,071,940
Flowserve Corp.	36,561	2,039,738
IDEX Corp.	89,052	5,287,017
ITT Corp.	194,285	6,382,262
Lincoln Electric Holdings, Inc.	62,268	3,893,618
Lindsay Corp.	36,657	2,786,665
Manitowoc Co., Inc.	110,700	2,211,786
Meritor, Inc. (a)	181,800	1,354,410
Middleby Corp. (a)	24,419	4,540,469
Nordson Corp.	40,434	2,694,926
Oshkosh Truck Corp. (a)	275,130	12,358,840
Terex Corp. (a)	147,575	4,279,675
TriMas Corp. (a)	53,416	1,877,038
Trinity Industries, Inc.	365,360	15,425,499
Twin Disc, Inc.	66,945	1,766,679
Valmont Industries, Inc.	15,889	2,144,379
WABCO Holdings, Inc. (a)	40,481	3,157,113
Wabtec Corp.	109,310	6,396,821
Woodward, Inc.	50,239	1,937,216
		99,060,947
Marine - 0.1%
Danaos Corp. (a)	136,033	599,906
Kirby Corp. (a)	41,148	3,309,534
		3,909,440
Professional Services - 0.5%
FTI Consulting, Inc. (a)	45,700	1,528,208
Huron Consulting Group, Inc. (a)	76,556	3,644,066
ICF International, Inc. (a)	49,462	1,626,805
Manpower, Inc.	126,380	8,195,743
Towers Watson & Co.	71,525	5,882,931
WageWorks, Inc. (a)	29,702	1,239,761
		22,117,514
Road & Rail - 0.7%
AMERCO	45,895	7,508,422
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Genesee & Wyoming, Inc. Class A (a)	47,551	$ 4,116,966
Old Dominion Freight Lines, Inc. (a)	88,958	3,862,556
Ryder System, Inc.	43,000	2,391,230
Swift Transporation Co. (a)	541,714	9,729,183
		27,608,357
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	233,375	4,186,748
Beacon Roofing Supply, Inc. (a)	90,182	3,276,312
MRC Global, Inc. (a)	99,490	2,611,613
United Rentals, Inc. (a)	59,582	3,263,306
Watsco, Inc.	35,772	3,212,326
WESCO International, Inc. (a)	94,017	6,935,634
		23,485,939
TOTAL INDUSTRIALS		326,019,788
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.3%
ADTRAN, Inc.	65,818	1,587,530
Anaren, Inc. (a)	57,452	1,412,170
Arris Group, Inc. (a)	556,235	8,716,202
Aruba Networks, Inc. (a)	334,973	5,570,601
Aviat Networks, Inc. (a)	128,700	326,898
Brocade Communications Systems, Inc. (a)	429,500	3,178,300
Ceragon Networks Ltd. (a)	16,600	59,926
Ciena Corp. (a)	85,500	1,703,160
Finisar Corp. (a)	323,625	6,624,604
Infinera Corp. (a)	263,300	2,440,791
Juniper Networks, Inc. (a)	186,836	3,531,200
NETGEAR, Inc. (a)	101,009	2,923,200
Palo Alto Networks, Inc. (a)	47,827	2,296,653
Riverbed Technology, Inc. (a)	390,889	6,035,326
Sierra Wireless, Inc. (United States) (a)	140,700	1,733,424
Ubiquiti Networks, Inc.	146,965	5,152,593
		53,292,578
Computers & Peripherals - 0.2%
NCR Corp. (a)	216,085	7,688,304
Quantum Corp. (a)	406,800	585,792
		8,274,096
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.7%
Avnet, Inc.	170,375	$ 6,569,660
Checkpoint Systems, Inc. (a)	212,825	3,122,143
Cognex Corp.	80,457	4,584,440
CTS Corp.	114,700	1,596,624
Dolby Laboratories, Inc. Class A	53,000	1,665,790
InvenSense, Inc. (a)	630,801	11,272,414
IPG Photonics Corp.	100,737	5,415,621
Itron, Inc. (a)	54,700	2,049,062
Littelfuse, Inc.	43,406	3,202,061
Mercury Systems, Inc. (a)	109,400	955,062
Molex, Inc. Class A (non-vtg.)	278,195	6,829,687
National Instruments Corp.	88,761	2,463,118
OSI Systems, Inc. (a)	60,347	4,387,227
Plexus Corp. (a)	50,537	1,654,581
SYNNEX Corp. (a)	92,069	4,374,198
Tech Data Corp. (a)	106,143	5,217,990
Trimble Navigation Ltd. (a)	107,741	2,720,460
Vishay Intertechnology, Inc. (a)	425,975	5,218,194
		73,298,332
Internet Software & Services - 0.7%
Bankrate, Inc. (a)	62,900	1,081,880
CoStar Group, Inc. (a)	40,115	5,957,479
DealerTrack Holdings, Inc. (a)	81,253	3,216,806
Digital River, Inc. (a)	204,200	3,528,576
LogMeIn, Inc. (a)	900	26,811
OpenTable, Inc. (a)	40,055	2,985,700
Rackspace Hosting, Inc. (a)	66,270	2,970,221
ValueClick, Inc. (a)	254,127	5,377,327
Velti PLC (a)	98,000	34,300
Web.com Group, Inc. (a)	183,100	5,167,082
		30,346,182
IT Services - 0.8%
Acxiom Corp. (a)	76,900	1,913,272
Alliance Data Systems Corp. (a)	15,045	2,944,307
Convergys Corp.	118,200	2,083,866
CoreLogic, Inc. (a)	132,900	3,415,530
DST Systems, Inc.	46,900	3,347,253
EPAM Systems, Inc. (a)	11,365	363,453
ExlService Holdings, Inc. (a)	65,730	1,781,940
FleetCor Technologies, Inc. (a)	30,789	3,174,654
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Heartland Payment Systems, Inc.	86,672	$ 3,202,530
iGate Corp. (a)	32,509	759,085
InterXion Holding N.V. (a)	149,523	3,578,085
Total System Services, Inc.	150,712	4,170,201
Vantiv, Inc. (a)	101,344	2,676,495
VeriFone Systems, Inc. (a)	86,320	1,710,862
		35,121,533
Semiconductors & Semiconductor Equipment - 1.7%
Cavium, Inc. (a)	70,312	2,669,747
Ceva, Inc. (a)	61,800	1,120,434
FormFactor, Inc. (a)	190,100	1,153,907
Freescale Semiconductor Holdings I Ltd. (a)	120,150	1,720,548
Ikanos Communications, Inc. (a)	179,900	221,277
Lam Research Corp. (a)	59,250	2,765,198
MagnaChip Semiconductor Corp. (a)	87,867	1,796,880
Mellanox Technologies Ltd. (a)	31,730	1,250,797
Micron Technology, Inc. (a)	184,475	2,503,326
Microsemi Corp. (a)	374,122	9,629,900
MKS Instruments, Inc.	106,033	2,656,127
Monolithic Power Systems, Inc.	134,834	4,128,617
NXP Semiconductors NV (a)	280,954	10,443,060
Power Integrations, Inc.	67,769	3,532,120
Rambus, Inc. (a)	263,800	2,152,608
Semtech Corp. (a)	87,631	2,604,393
Silicon Laboratories, Inc. (a)	58,491	2,263,017
Skyworks Solutions, Inc. (a)	413,938	10,497,468
Spansion, Inc. Class A (a)	150,000	1,555,500
Teradyne, Inc. (a)	424,024	6,508,768
Ultratech, Inc. (a)	64,450	1,822,646
		72,996,338
Software - 1.8%
Accelrys, Inc. (a)	172,900	1,563,016
ANSYS, Inc. (a)	41,207	3,460,564
Aspen Technology, Inc. (a)	195,225	6,526,372
AVG Technologies NV (a)	66,425	1,439,430
Cadence Design Systems, Inc. (a)	387,349	5,217,591
CommVault Systems, Inc. (a)	40,507	3,395,702
Comverse, Inc.	46,970	1,420,843
Guidewire Software, Inc. (a)	74,488	3,423,468
Informatica Corp. (a)	98,810	3,534,434
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Interactive Intelligence Group, Inc. (a)	56,452	$ 3,325,023
Manhattan Associates, Inc. (a)	68,674	6,008,975
Mentor Graphics Corp.	146,736	3,251,670
MICROS Systems, Inc. (a)	53,441	2,613,265
MicroStrategy, Inc. Class A (a)	17,932	1,646,337
Nuance Communications, Inc. (a)	105,168	2,007,657
Parametric Technology Corp. (a)	124,780	3,253,015
QLIK Technologies, Inc. (a)	121,100	3,970,869
Rovi Corp. (a)	178,850	3,206,781
SeaChange International, Inc. (a)	165,317	1,653,170
SolarWinds, Inc. (a)	58,179	2,120,625
TIBCO Software, Inc. (a)	141,331	3,185,601
Ultimate Software Group, Inc. (a)	28,961	4,060,622
Verint Systems, Inc. (a)	120,192	3,984,365
		74,269,395
TOTAL INFORMATION TECHNOLOGY		347,598,454
MATERIALS - 3.0%
Chemicals - 1.3%
Ashland, Inc.	39,941	3,483,255
Axiall Corp.	49,174	1,968,435
Chemtura Corp. (a)	223,750	4,904,600
Cytec Industries, Inc.	17,000	1,271,260
Ferro Corp. (a)	208,707	1,533,996
FutureFuel Corp.	86,775	1,400,549
Huntsman Corp.	232,550	4,069,625
Innospec, Inc.	146,592	5,998,545
Intrepid Potash, Inc.	582,590	7,247,420
Koppers Holdings, Inc.	58,864	2,282,157
LSB Industries, Inc. (a)	162,360	4,874,047
Methanex Corp.	130,482	6,063,889
Olin Corp.	113,717	2,626,863
Quaker Chemical Corp.	59,989	3,980,870
Rockwood Holdings, Inc.	81,129	5,180,898
		56,886,409
Construction Materials - 0.2%
Eagle Materials, Inc.	36,568	2,346,203
Martin Marietta Materials, Inc.	50,175	4,819,309
		7,165,512
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.8%
Avery Dennison Corp.	130,675	$ 5,587,663
Berry Plastics Group, Inc.	134,782	3,101,334
Crown Holdings, Inc. (a)	86,600	3,763,636
Graphic Packaging Holding Co. (a)	910,075	7,562,723
Greif, Inc. Class A	51,025	2,748,717
Myers Industries, Inc.	84,617	1,570,492
Rock-Tenn Co. Class A	54,144	6,015,940
Sealed Air Corp.	128,420	3,647,128
		33,997,633
Metals & Mining - 0.7%
A.M. Castle & Co. (a)	108,296	1,712,160
Allegheny Technologies, Inc.	341,070	9,109,980
Carpenter Technology Corp.	48,255	2,594,671
Compass Minerals International, Inc.	43,360	3,196,933
Schnitzer Steel Industries, Inc. Class A	181,485	4,582,496
Steel Dynamics, Inc.	466,225	7,114,594
		28,310,834
TOTAL MATERIALS		126,360,388
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	90,894	6,817,050
T-Mobile U.S., Inc. (a)	20,250	472,838
		7,289,888
UTILITIES - 1.2%
Electric Utilities - 0.5%
Allete, Inc.	17,957	847,570
Cleco Corp.	147,575	6,664,487
Great Plains Energy, Inc.	209,858	4,600,087
ITC Holdings Corp.	34,298	3,048,749
Portland General Electric Co.	178,534	5,143,565
UIL Holdings Corp.	37,931	1,432,275
		21,736,733
Gas Utilities - 0.1%
Atmos Energy Corp.	86,752	3,500,443
Southwest Gas Corp.	27,944	1,307,220
		4,807,663
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	73,700	$ 1,431,991
NRG Energy, Inc.	229,372	6,021,015
Ormat Technologies, Inc.	147,620	3,700,833
		11,153,839
Multi-Utilities - 0.4%
Alliant Energy Corp.	56,718	2,813,780
CMS Energy Corp.	251,550	6,673,622
NiSource, Inc.	204,600	5,986,596
		15,473,998
TOTAL UTILITIES		53,172,233
TOTAL COMMON STOCKS (Cost $1,781,961,656)		2,045,663,324
Equity Funds - 40.9%

Mid-Cap Blend Funds - 6.0%
FMI Common Stock Fund	4,024,577	110,474,645
Spartan Extended Market Index Fund Investor Class (c)	2,996,459	142,811,221
TOTAL MID-CAP BLEND FUNDS		253,285,866
Mid-Cap Growth Funds - 1.0%
Champlain Mid Cap Fund	3,091,626	43,004,515
Small Blend Funds - 11.4%
Dreyfus Advantage Funds, Inc. (a)	751,995	26,094,218
Goldman Sachs Small Cap Value Fund Class A	3,624,293	182,809,349
SouthernSun Small Cap Investor Fund	530,131	14,249,917
T. Rowe Price Small-Cap Value Fund	1,768,643	78,439,332
Vanguard Small-Cap ETF	1,902,678	184,236,311
TOTAL SMALL BLEND FUNDS		485,829,127
Small Growth Funds - 17.7%
Artisan Small Cap Fund Investor Shares (a)	6,602,825	169,164,384
ASTON/TAMRO Small Cap Fund Class N	5,886,959	131,632,396
Baron Small Cap Fund	1,369,390	42,724,978
Brown Capital Management Small Company Fund - Investor Shares	1,190,462	76,177,690
Equity Funds - continued
	Shares	Value
Small Growth Funds - continued
Champlain Small Company Fund Advisor Class	8,826,087	$ 145,189,137
MFS New Discovery Fund A Shares (a)	7,168,312	185,372,552
TOTAL SMALL GROWTH FUNDS		750,261,137
Small Value Funds - 4.8%
Fidelity Small Cap Value Fund (c)	1,827,277	35,595,353
Hennessy Small Cap Financial Fund Investor Class Shares	1,736,600	41,470,005
Royce Opportunity Fund Service Class	8,942,089	125,904,616
TOTAL SMALL VALUE FUNDS		202,969,974
TOTAL EQUITY FUNDS (Cost $1,368,695,775)		1,735,350,619
Money Market Funds - 10.7%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $453,782,195)	453,782,195	453,782,195
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $3,604,439,626)		4,234,796,138
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,747,599
NET ASSETS - 100%		$ 4,240,543,737
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,655 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2013	$ 195,769,950	$ (145,506)
1,872 NYFE Russell 2000 Mini Index Contracts	Sept. 2013	189,090,720	2,390,415
TOTAL EQUITY INDEX CONTRACTS		$ 384,860,670	$ 2,244,909

The face value of futures purchased as a percentage of net assets is 9.1%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Real Estate Fund Institutional Class	$ 37,305,325	$ -	$ 38,327,635	$ 48,425	$ -
Fidelity Small Cap Value Fund	61,988,518	-	30,000,000	-	35,595,353
Spartan Extended Market Index Fund Investor Class	-	133,779,436	-	93,323	142,811,221
Total	$ 99,293,843	$ 133,779,436	$ 68,327,635	$ 141,748	$ 178,406,574
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,390,415	$ (145,506)
Total Value of Derivatives	$ 2,390,415	$ (145,506)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,449,733,045)	$ 4,056,389,564
Affiliated issuers (cost $154,706,581)	178,406,574
Total Investments (cost $3,604,439,626)		$ 4,234,796,138
Segregated cash with brokers for derivative instruments		16,433,100
Cash		455,672
Receivable for investments sold		10,866,391
Receivable for fund shares sold		3,806,359
Dividends receivable		1,063,545
Prepaid expenses		13,913
Other receivables		10,019
Total assets		4,267,445,137

Liabilities
Payable for investments purchased	$ 18,040,410
Payable for fund shares redeemed	1,778,146
Accrued management fee	886,396
Payable for daily variation margin for derivative instruments	5,351,550
Other affiliated payables	658,368
Other payables and accrued expenses	186,530
Total liabilities		26,901,400

Net Assets		$ 4,240,543,737
Net Assets consist of:
Paid in capital		$ 3,386,126,864
Undistributed net investment income		2,375,128
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		219,440,339
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		632,601,406
Net Assets, for 323,967,982 shares outstanding		$ 4,240,543,737
Net Asset Value, offering price and redemption price per share ($4,240,543,737 ÷ 323,967,982 shares)		$ 13.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 10,636,016
Affiliated issuers		141,748
Total income		10,777,764

Expenses
Management fee	$ 8,769,554
Transfer agent fees	3,179,883
Accounting fees and expenses	490,588
Custodian fees and expenses	48,078
Independent trustees' compensation	20,489
Registration fees	212,832
Audit	28,782
Legal	5,286
Miscellaneous	76,133
Total expenses before reductions	12,831,625
Expense reductions	(4,428,989)	8,402,636
Net investment income (loss)		2,375,128
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	182,018,319
Affiliated issuers	28,513,618
Foreign currency transactions	(1,045)
Futures contracts	26,688,060
Realized gain distributions from underlying funds:
Affiliated issuers	358,479
Total net realized gain (loss)		237,577,431
Change in net unrealized appreciation (depreciation) on: Investment securities	92,261,896
Assets and liabilities in foreign currencies	(15)
Futures contracts	(12,335,725)
Total change in net unrealized appreciation (depreciation)		79,926,156
Net gain (loss)		317,503,587
Net increase (decrease) in net assets resulting from operations		$ 319,878,715

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,375,128	$ 13,220,145
Net realized gain (loss)	237,577,431	155,625,682
Change in net unrealized appreciation (depreciation)	79,926,156	155,793,602
Net increase (decrease) in net assets resulting from operations	319,878,715	324,639,429
Distributions to shareholders from net investment income	-	(14,802,320)
Distributions to shareholders from net realized gain	(102,791,392)	(99,552,307)
Total distributions	(102,791,392)	(114,354,627)
Share transactions Proceeds from sales of shares	1,182,690,079	627,811,804
Reinvestment of distributions	102,472,434	114,010,643
Cost of shares redeemed	(266,370,748)	(624,134,646)
Net increase (decrease) in net assets resulting from share transactions	1,018,791,765	117,687,801
Total increase (decrease) in net assets	1,235,879,088	327,972,603

Net Assets
Beginning of period	3,004,664,649	2,676,692,046
End of period (including undistributed net investment income of $2,375,128 and undistributed net investment income of $0, respectively)	$ 4,240,543,737	$ 3,004,664,649
Other Information Shares
Sold	92,079,429	55,140,290
Issued in reinvestment of distributions	8,358,274	10,243,840
Redeemed	(20,791,224)	(54,818,867)
Net increase (decrease)	79,646,479	10,565,263

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.30	$ 11.45	$ 12.00	$ 9.22	$ 5.57	$ 9.99
Income from Investment Operations
Net investment income (loss) D	.01	.06	.02	.03	.03	.04
Net realized and unrealized gain (loss)	1.20	1.30	(.06)	2.81	3.65	(4.05)
Total from investment operations	1.21	1.36	(.04)	2.84	3.68	(4.01)
Distributions from net investment income	-	(.06)	(.02)	(.03)	(.03)	(.04)
Distributions from net realized gain	(.42)	(.44)	(.50)	(.03)	-	(.38)
Total distributions	(.42)	(.51) J	(.51) I	(.06)	(.03)	(.41) H
Net asset value, end of period	$ 13.09	$ 12.30	$ 11.45	$ 12.00	$ 9.22	$ 5.57
Total Return B,C	10.03%	12.37%	(.05)%	30.84%	66.12%	(41.74)%
Ratios to Average Net Assets E
Expenses before reductions	.73% A	.65%	.63%	.40%	.25%	.25%
Expenses net of fee waivers, if any	.48% A	.40%	.38%	.15%	.00%	.00%
Expenses net of all reductions	.48% A	.40%	.37%	.15%	.00%	.00%
Net investment income (loss)	.13% A	.51%	.18%	.32%	.42%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,240,544	$ 3,004,665	$ 2,676,692	$ 2,873,128	$ 1,318,241	$ 559,886
Portfolio turnover rate F	73% A,K	53%	63%	69%	39%	55%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. FAmounts do not include the portfolio activity of any Underlying Funds. GFor the year ended February 29. HTotal distributions of $.41 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.375 per share. ITotal distributions of $.51 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.496 per share. JTotal distributions of $.51 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.443 per share. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Small-Mid Cap Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 682,242,411
Gross unrealized depreciation	(57,684,237)
Net unrealized appreciation (depreciation) on securities and other investments	$ 624,558,174

Tax cost	$ 3,610,237,964

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $26,688,060 and a change in net unrealized appreciation (depreciation) of $(12,335,725) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and in-kind transactions, aggregated $1,877,544,813 and $1,178,496,123, respectively.

Exchanges In-Kind. During the period, the Fund redeemed shares of RS Small Cap Growth Fund Class A shares and RS Select Growth Fund Class A shares in exchange for cash and securities, as noted in the following table. Realized gains on the Fund's redemptions of RS Small Cap Growth Fund Class A shares and RS Select Growth Fund Class A shares are included in "Net realized gain (loss) on Investment securities: Unaffiliated issuers" in the accompanying Statement of Operations. The Fund recognized net gains on the exchanges for federal income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments - continued

Exchanges In-Kind - continued

Transaction Date	Fund Name	Value of securities and cash received	Net Realized Gain (Loss)	Shares redeemed
06/14/2013	RS Small Cap Growth Fund Class A	$ 131,313,791	$ 51,659,315	2,321,262
06/14/2013	RS Select Growth Fund Class A	8,570,989	1,270,982	205,244
	Total	$ 139,884,780	$ 52,930,297	2,526,506

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.10% of the Fund's average net assets. For the period, the total annualized management fee rate was .50% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Advisory Research, Inc. (ARI), Fred Alger Management, Inc. (through June 17, 2013), Invesco Advisers, Inc., Kennedy Capital Management, Inc., Neuberger Berman Management, LLC, Pyramis Global Advisors, LLC (Pyramis) (an affiliate of Strategic Advisers), RS Investment Management Co. LLC and Systematic Financial Management, L.P. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

In September 2013, the Board of Trustees approved the appointment of Massachusetts Financial Services Company (MFS) as an additional sub-adviser for the Fund. Subsequent to period end, MFS was allocated a portion of the Fund's assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,363 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2016. During the period, this waiver reduced the Fund's management fee by $4,407,527.

Commissions paid to certain brokers with whom Strategic Advisers, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $21,152 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $310.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Small-Mid Cap Fund

On June 7, 2013, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with RS Investment Management Co. LLC (RS Investments) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within RS Investments, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy. The Board also considered the structure of RS Investments' portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of RS Investments' investment staff, its use of technology, and RS Investments' approach to recruiting, managing and compensating investment personnel. The Board noted that RS Investments' analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered RS Investments' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by RS Investments under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Investment Performance. The Board also considered the historical investment performance of RS Investments and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to RS Investments and the projected change in the fund's total operating expenses as a result of hiring RS Investments.

The Board also considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2015. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 1.10% and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to RS Investments, the Board considered management's representation that it does not anticipate that the hiring of RS Investments will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Advisory Research, Inc.

Fred Alger Management, Inc.

Invesco Advisers, Inc.

Kennedy Capital Management, Inc.

Massachusetts Financial Services
Company

Neuberger Berman Management LLC

Pyramis Global Advisors, LLC

RS Investment Management Co. LLC

Systematic Financial Management, L.P.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SMC-USAN-1013
1.926368.102

Strategic Advisers®
U.S. Opportunity Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.06%	$ 1,000.00	$ 1,102.10	$ .32
Hypothetical A		$ 1,000.00	$ 1,024.90	$ .31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Industrials Portfolio	5.5	4.8
Fidelity OTC Portfolio	5.4	0.6
Fidelity Advisor Consumer Staples Fund Institutional Class	5.3	6.2
Fidelity Advisor Diversified Stock Fund Institutional Class	4.2	4.4
Consumer Discretionary Select Sector SPDR ETF	4.0	2.7
Fidelity Health Care Portfolio	3.8	1.9
Fidelity Software & Computer Services Portfolio	3.8	2.9
Fidelity Advisor Mega Cap Stock Fund Institutional Class	3.3	3.5
Fidelity Pharmaceuticals Portfolio	2.8	2.5
Fidelity Energy Service Portfolio	2.6	2.5
	40.7
Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Large Blend Funds 14.8%	Large Blend Funds 15.5%
Small Blend Funds 0.0%	Small Blend Funds 0.1%
Large Growth Funds 7.1%	Large Growth Funds 1.2%
Large Value Funds 1.9%	Large Value Funds 3.6%
Mid-Cap Value Funds 0.4%	Mid-Cap Value Funds 0.5%
Small Growth Funds 0.4%	Small Growth Funds 0.6%
Small Value Funds 1.0%	Small Value Funds 1.6%
Sector Funds 74.4%	Sector Funds 76.9%
Short-Term Investments and Net Other Assets (Liabilities) 0.0%†	Short-Term Investments and Net Other Assets (Liabilities) 0.0%†

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
† Amount represents less than 0.1%.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 14.8%
American Century Equity Growth Fund	228,784	$ 6,486,015
BNY Mellon Large Capital Stock Fund	684,176	6,821,234
Fidelity Advisor Diversified Stock Fund Institutional Class (c)	9,477,322	197,223,069
Fidelity Advisor Mega Cap Stock Fund Institutional Class (c)	11,103,769	153,676,158
Fidelity Growth & Income Portfolio (c)	2,725,577	68,084,913
Fidelity Large Cap Core Enhanced Index Fund (c)	7,284,483	80,347,844
Fidelity Large Cap Stock Fund (c)	1,715,072	41,453,287
Oakmark Fund Class I	427,873	24,696,806
The Yacktman Fund Service Class	1,704,291	38,431,757
Vanguard Dividend Appreciation ETF	1,800	121,122
Yacktman Focused Fund Service Class	3,076,571	74,268,421
TOTAL LARGE BLEND FUNDS		691,610,626
Large Growth Funds - 7.1%
Fidelity OTC Portfolio (c)	3,232,847	254,101,784
PowerShares QQQ Trust ETF	1,049,500	79,195,270
TOTAL LARGE GROWTH FUNDS		333,297,054
Large Value Funds - 1.9%
American Century Income & Growth Fund Investor Class	533,281	17,150,301
Fidelity Advisor Equity Income Fund Institutional Class (c)	2,017,465	61,209,891
Fidelity Blue Chip Value Fund (c)	455,505	5,885,127
Hotchkis and Wiley Large Cap Value Fund Class A	234,375	5,100,000
TOTAL LARGE VALUE FUNDS		89,345,319
Mid-Cap Value Funds - 0.4%
JPMorgan Mid Capital Value Fund Select Class	518,869	16,904,738
Sector Funds - 74.4%
Allianz RCM Technology Class D	322,095	17,116,137
Consumer Discretionary Select Sector SPDR ETF	3,257,700	187,904,136
Energy Select Sector SPDR ETF	245,100	19,992,807
Fidelity Advisor Consumer Staples Fund Institutional Class (c)	2,870,675	249,174,584
Fidelity Advisor Real Estate Fund Institutional Class (c)	1,012,169	19,858,763
Fidelity Advisor Technology Fund Institutional Class (a)(c)	2,607,339	82,209,399
Fidelity Air Transportation Portfolio (c)	175,626	8,537,185
Fidelity Automotive Portfolio (c)	104,255	5,325,356
Fidelity Banking Portfolio (c)	2,952,503	69,029,520
Fidelity Brokerage & Investment Management Portfolio (c)	536,633	33,126,334
Fidelity Chemicals Portfolio (c)	522,666	68,291,560
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Communications Equipment Portfolio (c)	2,206,021	$ 57,908,043
Fidelity Computers Portfolio (c)	1,446,940	96,091,318
Fidelity Consumer Discretionary Portfolio (c)	2,780,566	86,169,750
Fidelity Consumer Finance Portfolio (c)	2,430,746	39,135,010
Fidelity Defense & Aerospace Portfolio (c)	600,732	63,431,341
Fidelity Electronics Portfolio (c)	756,771	42,152,135
Fidelity Energy Portfolio (c)	1,535,446	89,792,879
Fidelity Energy Service Portfolio (a)(c)	1,525,887	121,231,738
Fidelity Financial Services Portfolio (c)	1,227,772	88,018,950
Fidelity Gold Portfolio (a)(c)	90,466	2,134,090
Fidelity Health Care Portfolio (c)	1,043,860	179,502,241
Fidelity Industrial Equipment Portfolio (c)	476,965	19,770,210
Fidelity Industrials Portfolio (c)	8,749,519	257,673,342
Fidelity Insurance Portfolio (c)	1,247,402	77,114,403
Fidelity IT Services Portfolio (c)	3,558,688	112,988,350
Fidelity Medical Delivery Portfolio (c)	1,391,836	93,865,423
Fidelity Medical Equipment & Systems Portfolio (c)	1,402,245	47,143,488
Fidelity Multimedia Portfolio (c)	363,726	25,562,637
Fidelity Natural Resources Portfolio (c)	699,392	25,283,025
Fidelity Pharmaceuticals Portfolio (c)	7,145,260	128,543,220
Fidelity Real Estate Investment Portfolio (c)	972,657	30,872,144
Fidelity Retailing Portfolio (c)	925,999	70,968,566
Fidelity Software & Computer Services Portfolio (c)	1,727,217	176,158,899
Fidelity Telecom and Utilities Fund (c)	2,518,158	50,489,070
Fidelity Telecommunications Portfolio (c)	928,452	51,519,818
Fidelity Transportation Portfolio (c)	293,035	18,443,600
Fidelity Utilities Portfolio (c)	634,593	39,903,194
Financial Select Sector SPDR ETF	2,203,900	42,843,816
First Trust Consumer Staples AlphaDEX ETF	439,700	14,145,149
First Trust ISE-Revere Natural Gas Index Fund ETF	575,700	10,011,423
Franklin Gold and Precious Metals Fund Class A	1,559,272	30,733,243
Franklin Natural Resources Fund Class A (a)	352,201	12,006,523
Health Care Select Sector SPDR ETF	2,153,500	105,995,270
Industrial Select Sector SPDR ETF	1,074,500	47,320,980
iShares Dow Jones U.S. Technology Sector Index ETF	739,200	56,763,168
iShares Dow Jones U.S. Utilities Sector Index ETF	132,100	12,338,140
iShares S&P North American Natural Resources Sector Index ETF	979,000	39,776,770
John Hancock Regional Bank Fund Class A	696,718	12,150,762
KBW Regional Banking ETF	1,897,100	66,626,152
Materials Select Sector SPDR ETF	1,936,100	78,276,523
PowerShares Dynamic Pharmaceuticals Portfolio ETF	231,400	10,517,130
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Technology Select Sector SPDR ETF	1,561,300	$ 49,024,820
Utilities Select Sector SPDR ETF	53,500	1,995,550
Vanguard Utilities ETF	344,300	27,964,046
TOTAL SECTOR FUNDS		3,470,922,130
Small Growth Funds - 0.4%
Brown Capital Management Small Company Fund - Investor Shares	271,895	17,398,590
Small Value Funds - 1.0%
Royce Opportunity Fund Service Class	3,249,280	45,749,869
TOTAL EQUITY FUNDS (Cost $3,968,402,020)		4,665,228,326
Money Market Funds - 0.0%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $1,013,425)	1,013,425	1,013,425
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,969,415,445)		4,666,241,751
NET OTHER ASSETS (LIABILITIES) - 0.0%		(154,991)
NET ASSETS - 100%		$ 4,666,086,760
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Consumer Staples Fund Institutional Class	$ 247,806,903	$ 52,863,886	$ 54,762,041	$ 698,371	$ 249,174,584
Fidelity Advisor Diversified Stock Fund Institutional Class	177,415,466	-	-	-	197,223,069
Fidelity Advisor Equity Income Fund Institutional Class	69,180,431	660,918	14,000,000	660,918	61,209,891
Fidelity Advisor Materials Fund Institutional Class	85,317,365	6,686	86,781,349	2,886	-
Fidelity Advisor Mega Cap Stock Fund Institutional Class	138,376,406	993,132	-	993,132	153,676,158
Fidelity Advisor Real Estate Fund Institutional Class	16,626,417	54,052,690	48,212,207	206,861	19,858,763
Fidelity Advisor Technology Fund Institutional Class	60,751,750	14,000,000	-	-	82,209,399
Fidelity Air Transportation Portfolio	688,977	14,247,471	7,120,000	7,883	8,537,185
Fidelity Automotive Portfolio	-	5,200,000	-	-	5,325,356
Fidelity Banking Portfolio	57,062,237	3,987,552	-	105,363	69,029,520
Fidelity Biotechnology Portfolio	53,675,069	35,650,146	102,353,065	-	-
Fidelity Blue Chip Value Fund	-	5,889,874	-	-	5,885,127
Fidelity Brokerage & Investment Management Portfolio	57,995,996	25,476,474	57,000,026	-	33,126,334
Fidelity Chemicals Portfolio	92,150,793	62,371,754	89,788,306	140,688	68,291,560
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Communications Equipment Portfolio	$ 51,726,312	$ 23,400,000	$ 19,575,000	$ -	$ 57,908,043
Fidelity Computers Portfolio	65,774,294	55,658,808	25,500,000	38,678	96,091,318
Fidelity Construction & Housing Portfolio	37,630,675	214,164	39,329,263	6,512	-
Fidelity Consumer Discretionary Portfolio	67,965,210	9,176,139	-	12,402	86,169,750
Fidelity Consumer Finance Portfolio	47,473,288	2,894,655	13,500,000	24,212	39,135,010
Fidelity Defense & Aerospace Portfolio	32,420,861	43,801,935	18,000,000	56,550	63,431,341
Fidelity Electronics Portfolio	51,042,178	28,930,601	40,400,000	1,562	42,152,135
Fidelity Energy Portfolio	155,896,593	228,263	74,010,174	151,287	89,792,879
Fidelity Energy Service Portfolio	97,800,716	46,200,000	28,000,000	-	121,231,738
Fidelity Environmental & Alternative Energy Portfolio	5,457,412	9,035	5,739,435	9,035	-
Fidelity Financial Services Portfolio	76,834,908	22,182,038	18,700,000	82,038	88,018,950
Fidelity Gold Portfolio	-	2,210,082	-	-	2,134,090
Fidelity Growth & Income Portfolio	61,189,595	549,838	-	549,838	68,084,913
Fidelity Health Care Portfolio	74,682,223	80,594,776	-	31,683	179,502,241
Fidelity Industrial Equipment Portfolio	43,366,419	15,353,571	39,215,988	52,914	19,770,210
Fidelity Industrials Portfolio	189,353,768	69,014,335	11,470,002	319,564	257,673,342
Fidelity Insurance Portfolio	64,673,856	10,764,138	4,900,000	203,057	77,114,403
Fidelity IT Services Portfolio	97,544,039	439,356	-	-	112,988,350
Fidelity Large Cap Core Enhanced Index Fund	73,592,186	4,319,242	-	281,988	80,347,844
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Large Cap Stock Fund	$ -	$ 42,663,017	$ -	$ -	$ 41,453,287
Fidelity Medical Delivery Portfolio	1,529,816	92,186,416	1,555,866	-	93,865,423
Fidelity Medical Equipment & Systems Portfolio	72,173,262	46,753,799	75,767,832	-	47,143,488
Fidelity Mega Cap Stock Fund	7,266,020	-	8,115,745	-	-
Fidelity Multimedia Portfolio	51,059,362	56,415,745	88,500,000	-	25,562,637
Fidelity Natural Resources Portfolio	4,396,900	25,219,448	4,459,626	-	25,283,025
Fidelity OTC Portfolio	25,301,630	200,885,133	-	-	254,101,784
Fidelity Pharmaceuticals Portfolio	101,143,182	15,243,363	-	376,230	128,543,220
Fidelity Real Estate Investment Portfolio	-	34,771,714	-	46,714	30,872,144
Fidelity Retailing Portfolio	62,618,430	24,037,659	23,600,909	22,050	70,968,566
Fidelity Small Cap Value Fund	-	14,900,000	15,243,229	-	-
Fidelity Software & Computer Services Portfolio	117,187,897	38,000,000	-	-	176,158,899
Fidelity Telecom and Utilities Fund	116,623,330	948,234	72,000,000	948,234	50,489,070
Fidelity Telecommunications Portfolio	19,507,256	56,696,205	26,966,375	146,205	51,519,818
Fidelity Transportation Portfolio	1,319,195	31,486,438	16,400,000	38,517	18,443,600
Fidelity Utilities Portfolio	-	102,870,383	58,998,492	-	39,903,194
Total	$ 2,931,598,623	$ 1,474,419,113	$ 1,189,964,930	$ 6,215,372	$ 3,489,401,658
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,109,241,521)	$ 1,176,840,093
Affiliated issuers (cost $2,860,173,924)	3,489,401,658
Total Investments (cost $3,969,415,445)		$ 4,666,241,751
Receivable for investments sold		43,207,103
Receivable for fund shares sold		4,046,103
Prepaid expenses		18,480
Other receivables		121,273
Total assets		4,713,634,710

Liabilities
Payable for investments purchased	$ 45,030,056
Payable for fund shares redeemed	2,240,824
Other affiliated payables	209,540
Other payables and accrued expenses	67,530
Total liabilities		47,547,950

Net Assets		$ 4,666,086,760
Net Assets consist of:
Paid in capital		$ 3,676,847,186
Undistributed net investment income		10,748,176
Accumulated undistributed net realized gain (loss) on investments		281,665,092
Net unrealized appreciation (depreciation) on investments		696,826,306
Net Assets, for 399,419,487 shares outstanding		$ 4,666,086,760
Net Asset Value, offering price and redemption price per share ($4,666,086,760 ÷ 399,419,487 shares)		$ 11.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 5,774,684
Affiliated issuers		6,215,372
Total income		11,990,056

Expenses
Management fee	$ 5,544,777
Transfer agent fees	1,036,439
Accounting fees and expenses	165,843
Custodian fees and expenses	11,730
Independent trustees' compensation	26,949
Registration fees	118,148
Audit	20,557
Legal	6,951
Miscellaneous	20,371
Total expenses before reductions	6,951,765
Expense reductions	(5,919,325)	1,032,440
Net investment income (loss)		10,957,616
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	132,940,601
Affiliated issuers	116,734,165
Realized gain distributions from underlying funds:
Affiliated issuers	33,314,624
Total net realized gain (loss)		282,989,390
Change in net unrealized appreciation (depreciation) on underlying funds		124,677,282
Net gain (loss)		407,666,672
Net increase (decrease) in net assets resulting from operations		$ 418,624,288

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,957,616	$ 43,524,138
Net realized gain (loss)	282,989,390	190,291,286
Change in net unrealized appreciation (depreciation)	124,677,282	187,413,859
Net increase (decrease) in net assets resulting from operations	418,624,288	421,229,283
Distributions to shareholders from net investment income	(2,253,858)	(41,232,149)
Distributions to shareholders from net realized gain	(77,382,470)	(137,602,899)
Total distributions	(79,636,328)	(178,835,048)
Share transactions Proceeds from sales of shares	610,818,142	1,189,262,257
Reinvestment of distributions	79,411,728	178,295,213
Cost of shares redeemed	(353,002,730)	(571,289,552)
Net increase (decrease) in net assets resulting from share transactions	337,227,140	796,267,918
Total increase (decrease) in net assets	676,215,100	1,038,662,153

Net Assets
Beginning of period	3,989,871,660	2,951,209,507
End of period (including undistributed net investment income of $10,748,176 and undistributed net investment income of $2,044,418, respectively)	$ 4,666,086,760	$ 3,989,871,660
Other Information Shares
Sold	53,404,308	116,356,653
Issued in reinvestment of distributions	7,147,779	17,850,522
Redeemed	(30,727,953)	(55,592,792)
Net increase (decrease)	29,824,134	78,614,383

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 10.14	$ 10.46	$ 8.42	$ 5.35	$ 9.54
Income from Investment Operations
Net investment income (loss) D	.03	.14	.08	.08	.07	.09
Net realized and unrealized gain (loss)	1.06	1.06	.13	2.05	3.07	(4.16)
Total from investment operations	1.09	1.20	.21	2.13	3.14	(4.07)
Distributions from net investment income	(.01)	(.12)	(.08)	(.07)	(.06)	(.10)
Distributions from net realized gain	(.21)	(.42)	(.45)	(.02)	(.01)	(.03)
Total distributions	(.21) I	(.54)	(.53)	(.09)	(.07)	(.12) H
Net asset value, end of period	$ 11.68	$ 10.80	$ 10.14	$ 10.46	$ 8.42	$ 5.35
Total Return B, C	10.21%	12.36%	2.40%	25.36%	58.71%	(42.95)%
Ratios to Average Net Assets E
Expenses before reductions	.31% A	.33%	.29%	.26%	.25%	.25%
Expenses net of fee waivers, if any	.06% A	.08%	.04%	.01%	.00%	.00%
Expenses net of all reductions	.05% A	.06%	.03%	.01%	.00%	.00%
Net investment income (loss)	.49% A	1.34%	.83%	.91%	.91%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,666,087	$ 3,989,872	$ 2,951,210	$ 2,789,647	$ 866,715	$ 272,958
Portfolio turnover rate F	130% A	92%	121%	70%	45%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

F Amounts do not include the portfolio activity of any Underlying Funds.

G For the year ended February 29.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.025 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.206 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Strategic Advisers® U.S. Opportunity Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds). The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and capital gain distributions from the Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds and ETFs that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 721,276,780
Gross unrealized depreciation	(25,711,800)
Net unrealized appreciation (depreciation) on securities and other investments	$ 695,564,980

Tax cost	$ 3,970,676,771

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $3,150,857,046 and $2,849,564,114, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .95% of the Fund's average net assets. For the period, the total annualized management fee rate was .25% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reductions note.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .05% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,163 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2016. During the period, this waiver reduced the Fund's management fee by $5,544,777.

Commissions paid to certain brokers with whom Strategic Advisers, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $373,492 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,056.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Large Cap Core Enhanced Index Fund	34%
Fidelity Industrials Portfolio	26%
Fidelity Communications Equipment Portfolio	18%
Fidelity Consumer Discretionary Portfolio	17%
Fidelity Insurance Portfolio	15%
Fidelity Consumer Finance Portfolio	14%
Fidelity Computers Portfolio	13%
Fidelity Financial Services Portfolio	13%
Fidelity IT Services Portfolio	13%
Fidelity Medical Delivery Portfolio	13%
Fidelity Telecommunications Portfolio	12%
Fidelity Pharmaceuticals Portfolio	11%
Fidelity Consumer Staples Portfolio	11%
Fidelity Banking Portfolio	10%
Fidelity Energy Service Portfolio	10%

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SUO-USAN-1013
1.926372.102

Strategic Advisers®
U.S. Opportunity II Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.02%	$ 1,000.00	$ 1,104.10	$ .11
HypotheticalA		$ 1,000.00	$ 1,025.10	$ .10

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Software & Computer Services Portfolio	6.6	3.9
Fidelity Consumer Discretionary Portfolio	6.6	5.1
Fidelity OTC Portfolio	6.5	0.5
Fidelity Advisor Mega Cap Stock Fund Institutional Class	6.2	9.9
Fidelity Advisor Consumer Staples Fund Institutional Class	6.0	5.7
Fidelity Health Care Portfolio	5.9	2.5
Fidelity Advisor Diversified Stock Fund Institutional Class	5.7	8.9
Fidelity Industrials Portfolio	5.3	8.8
Fidelity Financial Services Portfolio	4.0	3.2
Fidelity Banking Portfolio	3.4	2.1
	56.2
Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Large Blend Funds 17.9%	Large Blend Funds 23.5%
Large Growth Funds 6.5%	Large Growth Funds 1.4%
Large Value Funds 1.3%	Large Value Funds 3.2%
Sector Funds 74.3%	Sector Funds 71.9%
Short-Term Investments and Net Other Assets (Liabilities) 0.0%†	Short-Term Investments and Net Other Assets (Liabilities) 0.0%†

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
† Amount represents less than 0.1%.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 17.9%
Fidelity Advisor Diversified Stock Fund Institutional Class (c)	2,176,080	$ 45,284,235
Fidelity Advisor Mega Cap Stock Fund Institutional Class (c)	3,500,999	48,453,833
Fidelity Growth & Income Portfolio (c)	362,266	9,049,410
Fidelity Large Cap Core Enhanced Index Fund (c)	2,044,074	22,546,131
Fidelity Large Cap Stock Fund (c)	651,604	15,749,279
TOTAL LARGE BLEND FUNDS		141,082,888
Large Growth Funds - 6.5%
Fidelity OTC Portfolio (c)	649,547	51,054,421
Large Value Funds - 1.3%
Fidelity Blue Chip Value Fund (c)	159,289	2,058,018
Fidelity Large Cap Value Enhanced Index Fund (c)	829,007	7,825,831
TOTAL LARGE VALUE FUNDS		9,883,849
Sector Funds - 74.3%
Fidelity Advisor Consumer Staples Fund Institutional Class (c)	542,612	47,098,754
Fidelity Advisor Materials Fund Institutional Class (c)	38,344	2,950,214
Fidelity Advisor Real Estate Fund Institutional Class (c)	179,614	3,524,031
Fidelity Advisor Technology Fund Institutional Class (a)(c)	599,603	18,905,498
Fidelity Automotive Portfolio (c)	24,146	1,233,373
Fidelity Banking Portfolio (c)	1,129,096	26,398,254
Fidelity Biotechnology Portfolio (c)	23,852	3,844,473
Fidelity Brokerage & Investment Management Portfolio (c)	46,806	2,889,335
Fidelity Chemicals Portfolio (c)	110,522	14,440,832
Fidelity Communications Equipment Portfolio (c)	250,047	6,563,738
Fidelity Computers Portfolio (c)	179,620	11,928,580
Fidelity Consumer Discretionary Portfolio (c)	1,669,709	51,744,284
Fidelity Consumer Finance Portfolio (c)	216,864	3,491,513
Fidelity Defense & Aerospace Portfolio (c)	132,731	14,015,024
Fidelity Electronics Portfolio (c)	108,499	6,043,381
Fidelity Energy Portfolio (c)	128,550	7,517,591
Fidelity Energy Service Portfolio (a)(c)	274,803	21,833,106
Fidelity Environmental & Alternative Energy Portfolio (c)	69,272	1,372,964
Fidelity Financial Services Portfolio (c)	438,785	31,456,508
Fidelity Gold Portfolio (a)(c)	286,837	6,766,493
Fidelity Health Care Portfolio (c)	269,512	46,345,323
Fidelity Industrials Portfolio (c)	1,412,333	41,593,203
Fidelity Insurance Portfolio (c)	317,651	19,637,184
Fidelity IT Services Portfolio (c)	487,723	15,485,194
Fidelity Leisure Portfolio (c)	20,579	2,441,241
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Medical Delivery Portfolio (c)	243,609	$ 16,428,972
Fidelity Medical Equipment & Systems Portfolio (c)	350,259	11,775,699
Fidelity Multimedia Portfolio (c)	73,234	5,146,867
Fidelity Natural Gas Portfolio (c)	112,139	3,965,237
Fidelity Natural Resources Portfolio (c)	382,437	13,825,111
Fidelity Pharmaceuticals Portfolio (c)	1,287,185	23,156,467
Fidelity Real Estate Investment Portfolio (c)	109,110	3,463,152
Fidelity Retailing Portfolio (c)	197,824	15,161,262
Fidelity Software & Computer Services Portfolio (c)	512,194	52,238,693
Fidelity Telecom and Utilities Fund (c)	484,460	9,713,431
Fidelity Telecommunications Portfolio (c)	63,737	3,536,775
Fidelity Utilities Portfolio (c)	248,876	15,649,353
TOTAL SECTOR FUNDS		583,581,110
TOTAL EQUITY FUNDS (Cost $649,939,375)		785,602,268
Money Market Funds - 0.0%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $100,001)	100,001	100,001
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $650,039,376)		785,702,269
NET OTHER ASSETS (LIABILITIES) - 0.0%		(20,278)
NET ASSETS - 100%		$ 785,681,991
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Consumer Staples Fund Institutional Class	$ 36,584,575	$ 35,819,120	$ 25,727,402	$ 142,746	$ 47,098,754
Fidelity Advisor Diversified Stock Fund Institutional Class	57,096,141	-	17,100,000	-	45,284,235
Fidelity Advisor Equity Income Fund Institutional Class	10,908,828	104,218	12,005,668	104,218	-
Fidelity Advisor Materials Fund Institutional Class	5,456,323	3,000,209	5,498,016	-	2,950,214
Fidelity Advisor Mega Cap Stock Fund Institutional Class	63,770,650	313,133	20,748,308	313,133	48,453,833
Fidelity Advisor Real Estate Fund Institutional Class	15,469,455	14,226,593	25,300,000	78,188	3,524,031
Fidelity Advisor Technology Fund Institutional Class	37,676,549	15,849,822	37,000,000	-	18,905,498
Fidelity Air Transportation Portfolio	-	2,542,419	2,680,699	1,344	-
Fidelity Automotive Portfolio	-	1,400,000	200,000	-	1,233,373
Fidelity Banking Portfolio	13,391,144	10,924,726	-	24,726	26,398,254
Fidelity Biotechnology Portfolio	7,648,836	24,094,765	30,383,870	-	3,844,473
Fidelity Blue Chip Value Fund	-	2,114,988	-	-	2,058,018
Fidelity Brokerage & Investment Management Portfolio	16,326,578	9,053,492	24,338,357	-	2,889,335
Fidelity Chemicals Portfolio	2,269,713	17,784,536	5,967,646	5,774	14,440,832
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Communications Equipment Portfolio	$ 6,303,896	$ 10,631,285	$ 10,805,971	$ -	$ 6,563,738
Fidelity Computers Portfolio	292,531	20,249,822	8,278,476	-	11,928,580
Fidelity Construction & Housing Portfolio	8,509,645	1,028,339	9,723,944	862	-
Fidelity Consumer Discretionary Portfolio	33,113,940	16,374,887	2,600,000	6,042	51,744,284
Fidelity Consumer Finance Portfolio	3,108,848	217,640	-	1,821	3,491,513
Fidelity Defense & Aerospace Portfolio	259,006	13,724,277	758,469	8,757	14,015,024
Fidelity Electronics Portfolio	9,014,830	6,105,668	9,266,710	-	6,043,381
Fidelity Energy Portfolio	6,709,104	3,013,587	2,735,343	9,425	7,517,591
Fidelity Energy Service Portfolio	37,259,772	11,014,643	27,263,417	-	21,833,106
Fidelity Environmental & Alternative Energy Portfolio	-	1,400,000	-	-	1,372,964
Fidelity Financial Services Portfolio	20,511,254	23,365,708	14,101,136	14,929	31,456,508
Fidelity Gold Portfolio	-	7,000,000	-	-	6,766,493
Fidelity Growth & Income Portfolio	8,132,928	73,081	-	73,081	9,049,410
Fidelity Health Care Portfolio	16,292,839	23,748,205	-	8,724	46,345,323
Fidelity Industrial Equipment Portfolio	3,045,522	574	3,073,718	422	-
Fidelity Industrials Portfolio	56,648,933	10,315,092	27,267,848	80,880	41,593,203
Fidelity Insurance Portfolio	17,919,240	6,568,748	7,000,000	65,464	19,637,184
Fidelity IT Services Portfolio	13,368,532	60,214	-	-	15,485,194
Fidelity Large Cap Core Enhanced Index Fund	22,544,597	1,273,837	1,966,679	82,801	22,546,131
Fidelity Large Cap Stock Fund	-	16,258,022	-	-	15,749,279
Fidelity Large Cap Value Enhanced Index Fund	9,511,600	211,844	2,500,000	37,447	7,825,831
Fidelity Leisure Portfolio	2,156,747	75,018	-	6,293	2,441,241
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Medical Delivery Portfolio	$ -	$ 15,997,042	$ -	$ -	$ 16,428,972
Fidelity Medical Equipment & Systems Portfolio	17,570,479	11,313,357	17,371,649	-	11,775,699
Fidelity Multimedia Portfolio	9,330,805	15,400,000	20,671,181	-	5,146,867
Fidelity Natural Gas Portfolio	-	7,000,000	2,884,008	-	3,965,237
Fidelity Natural Resources Portfolio	-	13,800,000	-	-	13,825,111
Fidelity New Millennium Fund	6,271,874	-	6,699,191	-	-
Fidelity OTC Portfolio	3,053,737	40,308,560	-	-	51,054,421
Fidelity Pharmaceuticals Portfolio	11,073,179	15,183,488	4,925,427	54,512	23,156,467
Fidelity Real Estate Investment Portfolio	-	3,904,534	-	4,534	3,463,152
Fidelity Retailing Portfolio	13,623,060	10,159,206	10,800,000	5,524	15,161,262
Fidelity Software & Computer Services Portfolio	25,365,334	21,000,000	-	-	52,238,693
Fidelity Telecom and Utilities Fund	12,554,944	129,387	3,500,000	129,387	9,713,431
Fidelity Telecommunications Portfolio	3,378,946	16,723,719	17,344,643	39,262	3,536,775
Fidelity Transportation Portfolio	-	7,666,808	8,199,188	8,984	-
Fidelity Utilities Portfolio	-	35,177,420	18,279,583	-	15,649,353
Fidelity Wireless Portfolio	406,235	2,692,227	3,131,285	-	-
Total	$ 643,931,149	$ 526,394,260	$ 448,097,832	$ 1,309,280	$ 785,602,268
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in affiliated securities, at value (cost $650,039,376) - See accompanying schedule:		$ 785,702,269
Receivable for investments sold		5,100,000
Receivable for fund shares sold		377,521
Prepaid expenses		3,007
Other receivables		354
Total assets		791,183,151

Liabilities
Payable for investments purchased	$ 5,115,663
Payable for fund shares redeemed	361,858
Other affiliated payables	5,910
Other payables and accrued expenses	17,729
Total liabilities		5,501,160

Net Assets		$ 785,681,991
Net Assets consist of:
Paid in capital		$ 610,053,589
Undistributed net investment income		1,166,619
Accumulated undistributed net realized gain (loss) on investments		38,798,890
Net unrealized appreciation (depreciation) on investments		135,662,893
Net Assets, for 62,933,221 shares outstanding		$ 785,681,991
Net Asset Value, offering price and redemption price per share ($785,681,991 ÷ 62,933,221 shares)		$ 12.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends:
Affiliated issuers		$ 1,309,280

Expenses
Management fee	$ 925,852
Transfer agent fees	26
Accounting fees and expenses	33,465
Custodian fees and expenses	5,442
Independent trustees' compensation	4,453
Registration fees	28,376
Audit	15,798
Legal	1,180
Miscellaneous	3,340
Total expenses before reductions	1,017,932
Expense reductions	(925,852)	92,080
Net investment income (loss)		1,217,200
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Affiliated issuers	33,270,803
Realized gain distributions from underlying funds:
Affiliated issuers	6,696,328
Total net realized gain (loss)		39,967,131
Change in net unrealized appreciation (depreciation) on underlying funds		30,093,156
Net gain (loss)		70,060,287
Net increase (decrease) in net assets resulting from operations		$ 71,277,487

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,217,200	$ 6,715,288
Net realized gain (loss)	39,967,131	36,023,620
Change in net unrealized appreciation (depreciation)	30,093,156	34,814,294
Net increase (decrease) in net assets resulting from operations	71,277,487	77,553,202
Distributions to shareholders from net investment income	(388,939)	(6,330,673)
Distributions to shareholders from net realized gain	(13,946,264)	(15,204,436)
Total distributions	(14,335,203)	(21,535,109)
Share transactions Proceeds from sales of shares	155,126,033	110,908,027
Reinvestment of distributions	14,262,636	21,410,453
Cost of shares redeemed	(84,553,334)	(147,642,026)
Net increase (decrease) in net assets resulting from share transactions	84,835,335	(15,323,546)
Total increase (decrease) in net assets	141,777,619	40,694,547

Net Assets
Beginning of period	643,904,372	603,209,825
End of period (including undistributed net investment income of $1,166,619 and undistributed net investment income of $338,358, respectively)	$ 785,681,991	$ 643,904,372
Other Information Shares
Sold	12,882,440	10,267,491
Issued in reinvestment of distributions	1,204,615	2,010,371
Redeemed	(6,908,223)	(13,553,089)
Net increase (decrease)	7,178,832	(1,275,227)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 10.58	$ 10.33	$ 8.24	$ 5.25	$ 9.53
Income from Investment Operations
Net investment income (loss) D	.02	.12	.08	.06	.07	.10
Net realized and unrealized gain (loss)	1.17	1.25	.27	2.12	2.99	(4.27)
Total from investment operations	1.19	1.37	.35	2.18	3.06	(4.17)
Distributions from net investment income	(.01)	(.12)	(.07)	(.07)	(.06)	(.10)
Distributions from net realized gain	(.25)	(.28)	(.03)	(.02)	(.01)	(.01)
Total distributions	(.26)	(.40)	(.10)	(.09)	(.07)	(.11)
Net asset value, end of period	$ 12.48	$ 11.55	$ 10.58	$ 10.33	$ 8.24	$ 5.25
Total Return B, C	10.41%	13.25%	3.48%	26.53%	58.31%	(43.90)%
Ratios to Average Net Assets E
Expenses before reductions	.27% A	.27%	.27%	.27%	.25%	.25%
Expenses net of fee waivers, if any	.02% A	.02%	.02%	.02%	.00%	.00%
Expenses net of all reductions	.02% A	.02%	.02%	.02%	.00%	.00%
Net investment income (loss)	.33% A	1.13%	.85%	.72%	.94%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 785,682	$ 643,904	$ 603,210	$ 584,790	$ 507,102	$ 271,774
Portfolio turnover rateF	122% A	98%	112%	91%	48%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

F Amounts do not include the portfolio activity of any Underlying Funds.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Strategic Advisers® U.S. Opportunity II Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

sold are determined on the basis of identified cost. Dividend and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 138,439,767
Gross unrealized depreciation	(2,977,031)
Net unrealized appreciation (depreciation) on securities and other investments	$ 135,462,736

Tax cost	$ 650,239,533

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $526,394,260 and $448,097,832, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .95% of the Fund's average net assets. For the period, the total annualized management fee rate was .25% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reductions note.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of less than .01% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2016. During the period, this waiver reduced the Fund's management fee by $925,852.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% of the total outstanding shares of Fidelity Consumer Discretionary Portfolio Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SUI-USAN-1013
1.926366.102

Strategic Advisers®
Emerging Markets Fund of Funds

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds),the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Emerging Markets	.10%
Actual		$ 1,000.00	$ 895.30	$ .48
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class F	.10%
Actual		$ 1,000.00	$ 895.30	$ .48
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not include in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Acadian Emerging Markets Portfolio Institutional Class	15.0	14.7
Lazard Emerging Markets Equity Portfolio Institutional Class	14.2	14.3
Aberdeen Emerging Markets Fund Institutional Class	13.9	14.4
GMO Emerging Markets Fund - Class V	12.2	13.0
T. Rowe Price Emerging Markets Stock Fund	10.4	10.5
Fidelity Emerging Markets Fund	10.3	10.2
Thornburg Developing World Fund - Class I	6.5	5.7
Oppenheimer Developing Markets Fund Class Y	5.5	5.1
SSgA Emerging Markets Fund Select Class	5.1	5.2
Eaton Vance Parametric Structured Emerging Markets Fund Class I	5.1	5.0
	98.2
Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Emerging Markets Funds 99.9%	Emerging Markets Funds 99.9%
Short-Term Investments and Net Other Assets (Liabilities) 0.1%	Short-Term Investments and Net Other Assets (Liabilities) 0.1%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.9%
	Shares	Value
Emerging Markets Funds - 99.9%
Aberdeen Emerging Markets Fund Institutional Class	92,161	$ 1,257,071
Acadian Emerging Markets Portfolio Institutional Class	78,753	1,361,644
Eaton Vance Parametric Structured Emerging Markets Fund Class I	33,000	457,056
Fidelity Emerging Markets Fund (b)	43,313	933,390
GMO Emerging Markets Fund - Class V	107,485	1,109,246
iShares FTSE/Xinhua China 25 Index ETF	4,360	153,298
Lazard Emerging Markets Equity Portfolio Institutional Class	72,732	1,288,804
Oppenheimer Developing Markets Fund Class Y	14,750	495,893
SSgA Emerging Markets Fund Select Class	25,111	465,307
T. Rowe Price Emerging Markets Stock Fund	31,769	942,901
Templeton Frontier Markets Fund-Advisor Class	58	973
Thornburg Developing World Fund - Class I	34,677	584,306
Wasatch Frontier Emerging Small Countries Fund	676	1,926
TOTAL EQUITY FUNDS (Cost $9,648,860)		9,051,815
Money Market Funds - 0.2%

SSgA US Treasury Money Market Fund, 0% (a) (Cost $17,750)	17,750	17,750
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $9,666,610)		9,069,565
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(10,216)
NET ASSETS - 100%		$ 9,059,349
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 984,774	$ 89,789	$ 49,860	$ -	$ 933,390
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,670,320)	$ 8,136,175
Affiliated issuers (cost $996,290)	933,390
Total Investments (cost $9,666,610)		$ 9,069,565
Receivable for investments sold		80,032
Receivable for fund shares sold		2,067
Prepaid expenses		45
Receivable from investment adviser for expense reductions		2,728
Other receivables		4
Total assets		9,154,441

Liabilities
Payable for fund shares redeemed	$ 82,099
Other affiliated payables	116
Audit fee payable	9,624
Other payables and accrued expenses	3,253
Total liabilities		95,092

Net Assets		$ 9,059,349
Net Assets consist of:
Paid in capital		$ 9,671,399
Undistributed net investment income		7,774
Accumulated undistributed net realized gain (loss) on investments		(22,779)
Net unrealized appreciation (depreciation) on investments		(597,045)
Net Assets		$ 9,059,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Emerging Markets: Net Asset Value, offering price and redemption price per share ($8,861,834 ÷ 940,397 shares)	$ 9.42

Class F: Net Asset Value, offering price and redemption price per share ($197,515 ÷ 20,961 shares)	$ 9.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 12,566

Expenses
Management fee	$ 14,398
Transfer agent fees	605
Accounting fees and expenses	599
Custodian fees and expenses	6,225
Independent trustees' compensation	60
Registration fees	20,317
Audit	13,063
Legal	17
Miscellaneous	37
Total expenses before reductions	55,321
Expense reductions	(50,529)	4,792
Net investment income (loss)		7,774
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,558)
Affiliated issuers	(2,186)
Total net realized gain (loss)		(20,744)
Change in net unrealized appreciation (depreciation) on investment securities		(1,045,451)
Net gain (loss)		(1,066,195)
Net increase (decrease) in net assets resulting from operations		$ (1,058,421)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	For the period May 2, 2012 (commencement of operations) to February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,774	$ 117,156
Net realized gain (loss)	(20,744)	7,792
Change in net unrealized appreciation (depreciation)	(1,045,451)	448,406
Net increase (decrease) in net assets resulting from operations	(1,058,421)	573,354
Distributions to shareholders from net investment income	-	(119,508)
Distributions to shareholders from net realized gain	(7,475)	-
Total distributions	(7,475)	(119,508)
Share transactions - net increase (decrease)	496,019	9,174,439
Redemption fees	486	455
Total increase (decrease) in net assets	(569,391)	9,628,740

Net Assets
Beginning of period	9,628,740	-
End of period (including undistributed net investment income of $7,774 and $0, respectively)	$ 9,059,349	$ 9,628,740

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets

	Six months ended August 31, 2013	Year ended February 28,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.53	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.14
Net realized and unrealized gain (loss)	(1.11)	.53
Total from investment operations	(1.10)	.67
Distributions from net investment income	-	(.14)
Distributions from net realized gain	(.01)	-
Total distributions	(.01)	(.14)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 9.42	$ 10.53
Total Return B, C	(10.47)%	6.71%
Ratios to Average Net Assets F
Expenses before reductions	1.15% A	1.14% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	.16% A	1.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,862	$ 9,475
Portfolio turnover rate G	9% A	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 2, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2013	Year ended February 28,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.53	$ 10.43
Income from Investment Operations
Net investment income (loss) D	.01	.10
Net realized and unrealized gain (loss)	(1.11)	.14
Total from investment operations	(1.10)	.24
Distributions from net investment income	-	(.14)
Distributions from net realized gain	(.01)	-
Total distributions	(.01)	(.14)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 9.42	$ 10.53
Total Return B, C	(10.47)%	2.31%
Ratios to Average Net Assets F
Expenses before reductions	1.10% A	1.14% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	.16% A	4.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 198	$ 154
Portfolio turnover rate G	9% A	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Emerging Markets Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds). The Fund offers Emerging Markets and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

In June 2013, the Board of Trustees approved the creation of additional classes of shares. The Fund will commence sale of shares of Class L and Class N in November 2013.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and capital gain distributions from the Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds and ETFs that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 59,885
Gross unrealized depreciation	(666,851)
Net unrealized appreciation (depreciation) on securities and other investments	$ (606,966)

Tax cost	$ 9,676,531

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $909,882 and $411,876, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.25% of the Fund's average net assets. For the period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC (Acadian) and Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Acadian and Pyramis have not been allocated any portion of the Fund's assets. Acadian and Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets. Emerging Markets does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Emerging Markets	$ 605.01

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2015. During the period, this waiver reduced the Fund's management fee by $14,398.

Strategic Advisers has also contractually agreed to reimburse Emerging Markets until April 30, 2015 to the extent that annual operating expenses exceed .10% of average net assets. During the period, this reimbursement reduced Emerging Markets expenses by $35,542. In addition, Strategic Advisers has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed .10% of Class F's average net assets. During the period, this reimbursement reduced Class F expenses by $573. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $16.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013 A, B
From net investment income
Emerging Markets	$ -	$ 117,515
Class F	-	1,993
Total	$ -	$ 119,508
From net realized gain
Emerging Markets	$ 7,358	$ -
Class F	117	-
Total	$ 7,475	$ -

A Distributions for Emerging Markets are for the period May 2, 2012 (commencement of operations) to February 28, 2013.

B Distributions for Class F are for the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013 A,B	Six months ended August 31, 2013	Year ended February 28, 2013 A,B
Emerging Markets
Shares sold	87,213	901,009	$ 890,590	$ 9,030,640
Reinvestment of distributions	721	11,315	7,358	117,515
Shares redeemed	(47,484)	(12,377)	(464,083)	(126,123)
Net increase (decrease)	40,450	899,947	$ 433,865	$ 9,022,032
Class F
Shares sold	6,565	14,393	$ 64,037	$ 150,414
Reinvestment of distributions	11	192	117	1,993
Shares redeemed	(200)	-	(2,000)	-
Net increase (decrease)	6,376	14,585	$ 62,154	$ 152,407

A Share transactions for Emerging Markets are for the period May 2, 2012 (commencement of operations) to February 28, 2013.

B Share transactions for Class F are for the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of 93% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Acadian Asset Management LLC

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

RMF-USAN-1013
1.938035.101

Strategic Advisers®
Emerging Markets Fund of Funds

Class F

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds),the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Emerging Markets	.10%
Actual		$ 1,000.00	$ 895.30	$ .48
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class F	.10%
Actual		$ 1,000.00	$ 895.30	$ .48
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not include in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Acadian Emerging Markets Portfolio Institutional Class	15.0	14.7
Lazard Emerging Markets Equity Portfolio Institutional Class	14.2	14.3
Aberdeen Emerging Markets Fund Institutional Class	13.9	14.4
GMO Emerging Markets Fund - Class V	12.2	13.0
T. Rowe Price Emerging Markets Stock Fund	10.4	10.5
Fidelity Emerging Markets Fund	10.3	10.2
Thornburg Developing World Fund - Class I	6.5	5.7
Oppenheimer Developing Markets Fund Class Y	5.5	5.1
SSgA Emerging Markets Fund Select Class	5.1	5.2
Eaton Vance Parametric Structured Emerging Markets Fund Class I	5.1	5.0
	98.2
Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Emerging Markets Funds 99.9%	Emerging Markets Funds 99.9%
Short-Term Investments and Net Other Assets (Liabilities) 0.1%	Short-Term Investments and Net Other Assets (Liabilities) 0.1%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.9%
	Shares	Value
Emerging Markets Funds - 99.9%
Aberdeen Emerging Markets Fund Institutional Class	92,161	$ 1,257,071
Acadian Emerging Markets Portfolio Institutional Class	78,753	1,361,644
Eaton Vance Parametric Structured Emerging Markets Fund Class I	33,000	457,056
Fidelity Emerging Markets Fund (b)	43,313	933,390
GMO Emerging Markets Fund - Class V	107,485	1,109,246
iShares FTSE/Xinhua China 25 Index ETF	4,360	153,298
Lazard Emerging Markets Equity Portfolio Institutional Class	72,732	1,288,804
Oppenheimer Developing Markets Fund Class Y	14,750	495,893
SSgA Emerging Markets Fund Select Class	25,111	465,307
T. Rowe Price Emerging Markets Stock Fund	31,769	942,901
Templeton Frontier Markets Fund-Advisor Class	58	973
Thornburg Developing World Fund - Class I	34,677	584,306
Wasatch Frontier Emerging Small Countries Fund	676	1,926
TOTAL EQUITY FUNDS (Cost $9,648,860)		9,051,815
Money Market Funds - 0.2%

SSgA US Treasury Money Market Fund, 0% (a) (Cost $17,750)	17,750	17,750
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $9,666,610)		9,069,565
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(10,216)
NET ASSETS - 100%		$ 9,059,349
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 984,774	$ 89,789	$ 49,860	$ -	$ 933,390
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,670,320)	$ 8,136,175
Affiliated issuers (cost $996,290)	933,390
Total Investments (cost $9,666,610)		$ 9,069,565
Receivable for investments sold		80,032
Receivable for fund shares sold		2,067
Prepaid expenses		45
Receivable from investment adviser for expense reductions		2,728
Other receivables		4
Total assets		9,154,441

Liabilities
Payable for fund shares redeemed	$ 82,099
Other affiliated payables	116
Audit fee payable	9,624
Other payables and accrued expenses	3,253
Total liabilities		95,092

Net Assets		$ 9,059,349
Net Assets consist of:
Paid in capital		$ 9,671,399
Undistributed net investment income		7,774
Accumulated undistributed net realized gain (loss) on investments		(22,779)
Net unrealized appreciation (depreciation) on investments		(597,045)
Net Assets		$ 9,059,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Emerging Markets: Net Asset Value, offering price and redemption price per share ($8,861,834 ÷ 940,397 shares)	$ 9.42

Class F: Net Asset Value, offering price and redemption price per share ($197,515 ÷ 20,961 shares)	$ 9.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 12,566

Expenses
Management fee	$ 14,398
Transfer agent fees	605
Accounting fees and expenses	599
Custodian fees and expenses	6,225
Independent trustees' compensation	60
Registration fees	20,317
Audit	13,063
Legal	17
Miscellaneous	37
Total expenses before reductions	55,321
Expense reductions	(50,529)	4,792
Net investment income (loss)		7,774
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,558)
Affiliated issuers	(2,186)
Total net realized gain (loss)		(20,744)
Change in net unrealized appreciation (depreciation) on investment securities		(1,045,451)
Net gain (loss)		(1,066,195)
Net increase (decrease) in net assets resulting from operations		$ (1,058,421)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	For the period May 2, 2012 (commencement of operations) to February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,774	$ 117,156
Net realized gain (loss)	(20,744)	7,792
Change in net unrealized appreciation (depreciation)	(1,045,451)	448,406
Net increase (decrease) in net assets resulting from operations	(1,058,421)	573,354
Distributions to shareholders from net investment income	-	(119,508)
Distributions to shareholders from net realized gain	(7,475)	-
Total distributions	(7,475)	(119,508)
Share transactions - net increase (decrease)	496,019	9,174,439
Redemption fees	486	455
Total increase (decrease) in net assets	(569,391)	9,628,740

Net Assets
Beginning of period	9,628,740	-
End of period (including undistributed net investment income of $7,774 and $0, respectively)	$ 9,059,349	$ 9,628,740

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets

	Six months ended August 31, 2013	Year ended February 28,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.53	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.14
Net realized and unrealized gain (loss)	(1.11)	.53
Total from investment operations	(1.10)	.67
Distributions from net investment income	-	(.14)
Distributions from net realized gain	(.01)	-
Total distributions	(.01)	(.14)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 9.42	$ 10.53
Total Return B, C	(10.47)%	6.71%
Ratios to Average Net Assets F
Expenses before reductions	1.15% A	1.14% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	.16% A	1.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,862	$ 9,475
Portfolio turnover rate G	9% A	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 2, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2013	Year ended February 28,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.53	$ 10.43
Income from Investment Operations
Net investment income (loss) D	.01	.10
Net realized and unrealized gain (loss)	(1.11)	.14
Total from investment operations	(1.10)	.24
Distributions from net investment income	-	(.14)
Distributions from net realized gain	(.01)	-
Total distributions	(.01)	(.14)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 9.42	$ 10.53
Total Return B, C	(10.47)%	2.31%
Ratios to Average Net Assets F
Expenses before reductions	1.10% A	1.14% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	.16% A	4.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 198	$ 154
Portfolio turnover rate G	9% A	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Emerging Markets Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds). The Fund offers Emerging Markets and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

In June 2013, the Board of Trustees approved the creation of additional classes of shares. The Fund will commence sale of shares of Class L and Class N in November 2013.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and capital gain distributions from the Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds and ETFs that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 59,885
Gross unrealized depreciation	(666,851)
Net unrealized appreciation (depreciation) on securities and other investments	$ (606,966)

Tax cost	$ 9,676,531

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $909,882 and $411,876, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.25% of the Fund's average net assets. For the period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC (Acadian) and Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Acadian and Pyramis have not been allocated any portion of the Fund's assets. Acadian and Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets. Emerging Markets does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Emerging Markets	$ 605.01

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2015. During the period, this waiver reduced the Fund's management fee by $14,398.

Strategic Advisers has also contractually agreed to reimburse Emerging Markets until April 30, 2015 to the extent that annual operating expenses exceed .10% of average net assets. During the period, this reimbursement reduced Emerging Markets expenses by $35,542. In addition, Strategic Advisers has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed .10% of Class F's average net assets. During the period, this reimbursement reduced Class F expenses by $573. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $16.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013 A, B
From net investment income
Emerging Markets	$ -	$ 117,515
Class F	-	1,993
Total	$ -	$ 119,508
From net realized gain
Emerging Markets	$ 7,358	$ -
Class F	117	-
Total	$ 7,475	$ -

A Distributions for Emerging Markets are for the period May 2, 2012 (commencement of operations) to February 28, 2013.

B Distributions for Class F are for the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013 A,B	Six months ended August 31, 2013	Year ended February 28, 2013 A,B
Emerging Markets
Shares sold	87,213	901,009	$ 890,590	$ 9,030,640
Reinvestment of distributions	721	11,315	7,358	117,515
Shares redeemed	(47,484)	(12,377)	(464,083)	(126,123)
Net increase (decrease)	40,450	899,947	$ 433,865	$ 9,022,032
Class F
Shares sold	6,565	14,393	$ 64,037	$ 150,414
Reinvestment of distributions	11	192	117	1,993
Shares redeemed	(200)	-	(2,000)	-
Net increase (decrease)	6,376	14,585	$ 62,154	$ 152,407

A Share transactions for Emerging Markets are for the period May 2, 2012 (commencement of operations) to February 28, 2013.

B Share transactions for Class F are for the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of 93% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Acadian Asset Management, LLC

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

RMF-F-SANN-1013
1.951488.100

Strategic Advisers® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.08%	$ 1,000.00	$ 970.00	$ .40
Hypothetical A		$ 1,000.00	$ 1,024.80	$ .41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Total Return Fund Administrative Class	22.2	22.1
Western Asset Core Plus Bond Fund	10.3	11.4
Metropolitan West Total Return Bond Fund Class M	9.8	10.6
JPMorgan Core Bond Fund Class A	9.2	10.6
U.S. Treasury Obligations	6.5	7.5
DoubleLine Total Return Bond Fund	4.8	4.9
Western Asset Core Bond Fund Class F	4.6	5.9
Fannie Mae	4.6	4.8
Spartan U.S. Bond Index Fund Investor Class	3.4	5.8
Prudential Short-Term Corporate Bond Fund, Inc. Class A	2.7	2.0
	78.1
Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Corporate Bonds 6.6%	Corporate Bonds 4.9%
U.S. Government and U.S. Government Agency Obligations 13.8%	U.S. Government and U.S. Government Agency Obligations 14.7%
Asset-Backed Securities 0.0%†	Asset-Backed Securities 0.0%†
CMOs and Other Mortgage Related Securities 2.1%	CMOs and Other Mortgage Related Securities 1.3%
Municipal Securities 0.4%	Municipal Securities 0.3%
High Yield Fixed-Income Funds 0.8%	High Yield Fixed-Income Funds 0.0%
Intermediate-Term Bond Funds 70.5%	Intermediate-Term Bond Funds 75.2%
Long Government Bond Funds 0.3%	Long Government Bond Funds 0.5%
Long Term Bond Fund 0.8%	Long Term Bond Fund 1.0%
Other Investments 0.4%	Other Investments 0.4%
Short-Term Funds 2.7%	Short-Term Funds 2.0%
Short-Term Investments and Net Other Assets (Liabilities) 1.6%	Short-Term Investments and Net Other Assets (Liabilities) (0.3)%*

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
† Amount represents less than 0.1%
* Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.6%
		Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43		$ 250,000	$ 219,922
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (f)		300,000	295,835
4.25% 6/15/23 (f)		2,536,000	2,486,474
5.75% 6/15/43 (f)		1,519,000	1,558,819
			4,341,128
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 1.875% 5/29/19		1,400,000	1,369,109
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 1.2% 11/29/17		350,000	338,442
Media - 0.6%
CBS Corp. 3.375% 3/1/22		275,000	258,593
Comcast Corp.:
4.65% 7/15/42		7,237,000	6,885,607
5.15% 3/1/20		2,184,000	2,461,960
5.7% 5/15/18		1,615,000	1,871,405
5.7% 7/1/19		1,100,000	1,276,158
6.4% 3/1/40		660,000	784,116
6.45% 3/15/37		450,000	534,199
6.5% 1/15/17		1,764,000	2,039,581
COX Communications, Inc. 3.25% 12/15/22 (f)		956,000	840,892
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.2% 3/15/20		225,000	237,354
5.875% 10/1/19		2,697,000	2,985,884
Discovery Communications LLC:
3.25% 4/1/23		393,000	364,741
4.875% 4/1/43		922,000	846,017
5.625% 8/15/19		225,000	256,703
NBC Universal, Inc.:
5.15% 4/30/20		2,752,000	3,097,775
6.4% 4/30/40		2,438,000	2,901,654
News America Holdings, Inc. 7.75% 12/1/45		1,484,000	1,847,708
News America, Inc.:
6.15% 3/1/37		2,054,000	2,218,020
6.15% 2/15/41		4,756,000	5,213,950
Time Warner Cable, Inc.:
4% 9/1/21		11,424,000	10,716,089
4.5% 9/15/42		5,809,000	4,494,383
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
5.5% 9/1/41		$ 1,495,000	$ 1,271,527
5.85% 5/1/17		887,000	964,643
5.875% 11/15/40		774,000	692,880
6.75% 7/1/18		1,413,000	1,572,771
8.75% 2/14/19		2,150,000	2,545,877
Time Warner, Inc.:
3.15% 7/15/15		1,000,000	1,040,712
4.7% 1/15/21		1,825,000	1,934,533
4.9% 6/15/42		7,000,000	6,590,241
6.2% 3/15/40		2,433,000	2,644,727
Viacom, Inc.:
2.5% 9/1/18		419,000	413,996
3.25% 3/15/23		625,000	570,532
3.5% 4/1/17		530,000	550,805
4.25% 9/1/23		6,988,000	6,899,092
4.375% 3/15/43		1,427,000	1,165,672
5.625% 9/15/19		650,000	730,569
Walt Disney Co.:
1.1% 12/1/17		300,000	292,094
2.75% 8/16/21		200,000	194,022
			82,207,482
Multiline Retail - 0.0%
Target Corp. 5.875% 7/15/16		600,000	678,190
Specialty Retail - 0.0%
Home Depot, Inc. 5.875% 12/16/36		200,000	229,372
TOTAL CONSUMER DISCRETIONARY			89,383,645
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20		2,875,000	3,280,427
Beam, Inc.:
1.75% 6/15/18		1,579,000	1,535,868
1.875% 5/15/17		453,000	451,668
3.25% 6/15/23		1,032,000	979,598
Diageo Capital PLC 5.75% 10/23/17		225,000	256,219
FBG Finance Ltd. 5.125% 6/15/15 (f)		1,313,000	1,408,473
Fortune Brands, Inc. 5.375% 1/15/16		146,000	158,983
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV:
1.4% 10/1/17 (f)		$ 1,262,000	$ 1,223,471
2.75% 4/1/23 (f)		1,319,000	1,188,096
PepsiCo, Inc. 4.5% 1/15/20		1,675,000	1,822,658
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)		1,593,000	1,595,396
			13,900,857
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
5.75% 6/1/17		1,625,000	1,851,130
6.125% 9/15/39		125,000	144,578
Wal-Mart Stores, Inc.:
3.625% 7/8/20		725,000	757,918
5.25% 9/1/35		600,000	645,950
5.8% 2/15/18		1,225,000	1,427,246
Walgreen Co. 1.8% 9/15/17		1,045,000	1,035,844
			5,862,666
Food Products - 0.2%
CF Industries Holdings, Inc.:
4.95% 6/1/43		125,000	114,328
6.875% 5/1/18		120,000	139,902
ConAgra Foods, Inc.:
1.9% 1/25/18		919,000	901,556
3.2% 1/25/23		7,469,000	6,961,257
4.65% 1/25/43		1,125,000	1,026,267
General Mills, Inc. 5.65% 2/15/19		440,000	506,323
Kraft Foods Group, Inc. 5.375% 2/10/20		1,450,000	1,624,938
Kraft Foods, Inc.:
5.375% 2/10/20		6,903,000	7,701,926
6.125% 2/1/18		1,549,000	1,779,899
6.5% 8/11/17		1,194,000	1,381,654
Unilever Capital Corp. 4.25% 2/10/21		375,000	401,402
			22,539,452
Household Products - 0.0%
Procter & Gamble Co. 4.7% 2/15/19		2,100,000	2,359,069
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22		4,568,000	4,113,233
4.25% 8/9/42		2,603,000	2,131,821
4.5% 5/2/43		7,410,000	6,285,829
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
9.25% 8/6/19		$ 449,000	$ 588,529
9.7% 11/10/18		1,701,000	2,226,014
Lorillard Tobacco Co. 3.75% 5/20/23		345,000	302,920
Philip Morris International, Inc.:
3.875% 8/21/42		400,000	343,088
5.65% 5/16/18		1,875,000	2,157,810
Reynolds American, Inc.:
3.25% 11/1/22		12,294,000	11,221,459
4.75% 11/1/42		10,239,000	8,904,848
6.75% 6/15/17		1,810,000	2,082,919
7.25% 6/15/37		2,443,000	2,800,262
			43,158,732
TOTAL CONSUMER STAPLES			87,820,776
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (f)		1,717,000	1,736,636
5.35% 3/15/20 (f)		2,258,000	2,398,477
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		1,549,000	1,642,931
5% 10/1/21		1,212,000	1,277,881
FMC Technologies, Inc.:
2% 10/1/17		315,000	308,845
3.45% 10/1/22		571,000	541,922
Halliburton Co.:
4.75% 8/1/43		250,000	248,485
6.7% 9/15/38		225,000	280,839
Nabors Industries, Inc. 9.25% 1/15/19		1,200,000	1,474,662
Transocean, Inc. 5.05% 12/15/16		1,260,000	1,377,297
Weatherford International Ltd. 5.125% 9/15/20		830,000	859,510
			12,147,485
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.:
6.375% 9/15/17		10,072,000	11,643,192
6.95% 7/1/24		300,000	353,948
Cenovus Energy, Inc. 6.75% 11/15/39		675,000	805,306
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.:
2.355% 12/5/22		$ 475,000	$ 431,324
2.427% 6/24/20		1,470,000	1,431,905
3.191% 6/24/23		3,709,000	3,590,950
4.95% 3/3/19		975,000	1,105,620
ConocoPhillips Co. 2.4% 12/15/22		1,425,000	1,295,495
DCP Midstream Operating LP:
2.5% 12/1/17		1,182,000	1,161,036
3.875% 3/15/23		11,590,000	10,571,204
Enbridge Energy Partners LP 4.2% 9/15/21		2,044,000	2,053,889
Encana Corp. 6.625% 8/15/37		125,000	137,252
Energy Transfer Partners LP 5.15% 2/1/43		275,000	252,139
Enterprise Products Operating LP:
4.85% 3/15/44		450,000	428,128
6.5% 1/31/19		1,525,000	1,794,530
Kinder Morgan Energy Partners LP:
5% 3/1/43		300,000	278,721
6.85% 2/15/20		1,275,000	1,500,305
Marathon Petroleum Corp. 5.125% 3/1/21		2,870,000	3,071,709
Motiva Enterprises LLC 5.75% 1/15/20 (f)		1,497,000	1,700,457
Nakilat, Inc. 6.067% 12/31/33 (f)		666,000	699,300
Noble Energy, Inc. 6% 3/1/41		300,000	338,804
Occidental Petroleum Corp. 4.1% 2/1/21		475,000	489,420
ONEOK Partners LP 3.375% 10/1/22		950,000	860,599
Petro-Canada 6.05% 5/15/18		497,000	575,446
Petrobras Global Finance BV:
4.375% 5/20/23		48,417,000	42,505,284
5.625% 5/20/43		3,425,000	2,747,713
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		5,441,000	5,581,111
5.375% 1/27/21		4,604,000	4,495,728
8.375% 12/10/18		1,675,000	1,965,780
Petroleos Mexicanos:
3.5% 1/30/23		2,996,000	2,681,420
4.875% 1/24/22		2,000,000	2,020,000
5.5% 6/27/44		22,110,000	19,180,425
6.5% 6/2/41		17,530,000	17,442,350
Phillips 66:
4.3% 4/1/22		1,979,000	1,996,134
5.875% 5/1/42		1,694,000	1,798,140
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22		$ 5,776,000	$ 5,704,048
Shell International Finance BV:
4.3% 9/22/19		425,000	462,513
4.375% 3/25/20		425,000	463,386
4.55% 8/12/43		365,000	363,326
Spectra Energy Partners, LP:
2.95% 6/15/16		737,000	751,894
4.6% 6/15/21		390,000	398,459
StatoilHydro ASA 5.25% 4/15/19		1,325,000	1,507,365
Suncor Energy, Inc. 6.1% 6/1/18		1,527,000	1,766,901
Total Capital International SA 2.7% 1/25/23		620,000	569,866
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16		482,000	543,234
Western Gas Partners LP 5.375% 6/1/21		2,207,000	2,380,512
Williams Partners LP:
4.125% 11/15/20		394,000	395,359
5.25% 3/15/20		350,000	373,702
XTO Energy, Inc. 5.5% 6/15/18		225,000	261,737
			164,927,066
TOTAL ENERGY			177,074,551
FINANCIALS - 2.6%
Capital Markets - 0.4%
Goldman Sachs Group, Inc.:
2.9% 7/19/18		4,471,000	4,459,308
3.625% 1/22/23		1,975,000	1,861,461
5.25% 7/27/21		2,497,000	2,663,143
5.75% 1/24/22		3,211,000	3,519,542
5.95% 1/18/18		1,219,000	1,362,139
6.15% 4/1/18		1,000,000	1,129,173
6.45% 5/1/36		500,000	501,836
6.75% 10/1/37		4,983,000	5,122,085
Lazard Group LLC:
6.85% 6/15/17		623,000	702,618
7.125% 5/15/15		1,957,000	2,123,617
Lloyds TSB Bank PLC 4.875% 1/21/16		425,000	457,402
Merrill Lynch & Co., Inc. 6.11% 1/29/37		1,191,000	1,207,557
Morgan Stanley:
2.125% 4/25/18		4,396,000	4,238,364
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
3.75% 2/25/23		$ 5,075,000	$ 4,810,927
3.8% 4/29/16		500,000	522,640
4.1% 5/22/23		2,650,000	2,424,318
4.875% 11/1/22		9,525,000	9,383,906
5.625% 9/23/19		500,000	549,532
5.75% 1/25/21		3,389,000	3,735,749
6.625% 4/1/18		2,019,000	2,311,125
7.3% 5/13/19		1,209,000	1,429,155
			54,515,597
Commercial Banks - 0.5%
Bank of America NA 5.3% 3/15/17		984,000	1,072,386
Bank of Nova Scotia 2.9% 3/29/16		350,000	364,869
Credit Suisse 6% 2/15/18		2,745,000	3,072,163
Credit Suisse New York Branch 4.375% 8/5/20		400,000	425,665
Discover Bank:
2% 2/21/18		4,000,000	3,867,052
7% 4/15/20		3,143,000	3,682,166
8.7% 11/18/19		357,000	450,401
Export-Import Bank of Korea 5.125% 6/29/20		800,000	859,155
Fifth Third Bancorp:
4.5% 6/1/18		520,000	555,914
8.25% 3/1/38		603,000	777,061
Fifth Third Capital Trust IV 6.5% 4/15/37 (i)		1,003,000	995,478
HBOS PLC 6.75% 5/21/18 (f)		773,000	844,056
HSBC Holdings PLC:
4% 3/30/22		1,350,000	1,358,899
6.5% 5/2/36		300,000	337,383
Huntington Bancshares, Inc. 7% 12/15/20		404,000	473,483
JPMorgan Chase Bank 6% 10/1/17		7,764,000	8,807,303
KeyBank NA 1.65% 2/1/18		1,802,000	1,751,142
Marshall & Ilsley Bank 5% 1/17/17		4,118,000	4,456,085
PNC Bank NA 6.875% 4/1/18		250,000	296,645
PNC Financial Services Group, Inc. 2.854% 11/9/22		275,000	251,214
Rabobank (Netherlands) NV 2.125% 10/13/15		550,000	562,999
Regions Bank:
6.45% 6/26/37		2,533,000	2,629,669
7.5% 5/15/18		5,935,000	6,931,676
Regions Financial Corp.:
2% 5/15/18		3,125,000	2,985,384
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.: - continued
5.75% 6/15/15		$ 277,000	$ 297,072
7.75% 11/10/14		1,190,000	1,280,523
Royal Bank of Scotland Group PLC:
6.1% 6/10/23		8,884,000	8,530,879
6.125% 12/15/22		5,889,000	5,657,710
6.4% 10/21/19		600,000	672,088
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23		250,000	247,604
SunTrust Bank 2.75% 5/1/23		3,812,000	3,428,082
Wachovia Corp. 4.875% 2/15/14		1,083,000	1,103,742
Wells Fargo & Co.:
3.45% 2/13/23		2,700,000	2,511,799
4.125% 8/15/23		280,000	273,660
5.625% 12/11/17		1,575,000	1,794,339
			73,605,746
Consumer Finance - 0.2%
American Express Co. 2.65% 12/2/22		1,000,000	912,633
Capital One Financial Corp. 6.15% 9/1/16		600,000	666,255
Discover Financial Services:
3.85% 11/21/22		1,943,000	1,829,119
5.2% 4/27/22		1,093,000	1,129,161
Ford Motor Credit Co. LLC:
1.7% 5/9/16		4,009,000	3,956,558
5% 5/15/18		1,550,000	1,666,715
General Electric Capital Corp.:
1% 12/11/15		2,037,000	2,034,816
5.55% 5/4/20		3,000,000	3,364,770
5.875% 1/14/38		700,000	755,845
HSBC Finance Corp. 6.676% 1/15/21		725,000	817,145
HSBC U.S.A., Inc. 1.625% 1/16/18		2,210,000	2,140,529
Hyundai Capital America:
1.625% 10/2/15 (f)		797,000	796,551
1.875% 8/9/16 (f)		832,000	830,808
2.125% 10/2/17 (f)		881,000	859,318
2.875% 8/9/18 (f)		1,475,000	1,465,417
Toyota Motor Credit Corp. 2.625% 1/10/23		375,000	344,264
			23,569,904
Diversified Financial Services - 0.6%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22		115,000	109,175
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Diversified Financial Services - continued
AGL Capital Corp. 4.4% 6/1/43		$ 290,000	$ 267,477
Bank of America Corp.:
3.3% 1/11/23		18,633,000	17,185,179
3.875% 3/22/17		890,000	937,243
4.1% 7/24/23		2,992,000	2,937,384
5.49% 3/15/19		800,000	863,206
5.65% 5/1/18		1,325,000	1,474,162
5.75% 12/1/17		3,470,000	3,878,134
6% 9/1/17		800,000	897,666
6.5% 8/1/16		1,370,000	1,544,169
Barclays Bank PLC 5% 9/22/16		425,000	467,068
BP Capital Markets PLC:
4.5% 10/1/20		1,825,000	1,943,313
4.742% 3/11/21		3,200,000	3,426,061
Citigroup, Inc.:
3.375% 3/1/23		1,585,000	1,490,832
3.953% 6/15/16		1,713,000	1,815,518
4.05% 7/30/22		1,159,000	1,112,949
4.5% 1/14/22		2,773,000	2,878,868
4.587% 12/15/15		500,000	534,103
4.75% 5/19/15		5,000,000	5,295,380
5.5% 2/15/17		1,225,000	1,328,350
6.125% 5/15/18		1,195,000	1,369,297
GlaxoSmithKline Capital PLC 1.5% 5/8/17		1,125,000	1,114,722
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23		1,050,000	981,207
JPMorgan Chase & Co.:
3.2% 1/25/23		6,681,000	6,202,073
3.25% 9/23/22		11,642,000	10,876,061
3.375% 5/1/23		425,000	385,118
4.35% 8/15/21		3,217,000	3,335,408
4.5% 1/24/22		2,000,000	2,070,804
4.95% 3/25/20		3,248,000	3,529,933
5.625% 8/16/43		15,000,000	14,928,450
6.3% 4/23/19		900,000	1,044,365
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)		2,461,000	2,350,400
TECO Finance, Inc.:
4% 3/15/16		364,000	385,506
5.15% 3/15/20		523,000	567,298
			99,526,879
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Insurance - 0.4%
Ace INA Holdings, Inc. 2.7% 3/13/23		$ 500,000	$ 462,904
Allied World Assurance Co. Holdings Ltd. 7.5% 8/1/16		210,000	242,340
Allstate Corp. 4.5% 6/15/43		220,000	210,316
American International Group, Inc.:
4.875% 9/15/16		1,209,000	1,318,240
4.875% 6/1/22		902,000	960,466
5.6% 10/18/16		2,696,000	2,994,482
5.85% 1/16/18		1,125,000	1,267,568
Aon Corp.:
3.125% 5/27/16		3,625,000	3,780,291
5% 9/30/20		540,000	587,562
Axis Capital Holdings Ltd. 5.75% 12/1/14		1,589,000	1,679,277
Berkshire Hathaway Finance Corp.:
3% 5/15/22		800,000	767,399
5.4% 5/15/18		1,150,000	1,315,586
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(i)		2,630,000	2,695,750
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		2,819,000	3,063,309
5.5% 3/30/20		450,000	501,886
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)		1,847,000	1,940,111
6.7% 8/15/16 (f)		1,887,000	2,134,982
Lincoln National Corp.:
6.3% 10/9/37		200,000	231,893
7% 6/15/40		275,000	346,643
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		1,026,000	1,098,271
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)		1,109,000	1,151,209
MetLife, Inc.:
1.756% 12/15/17 (d)		1,057,000	1,040,125
3.048% 12/15/22		2,916,000	2,758,769
6.75% 6/1/16		1,135,000	1,299,048
7.717% 2/15/19		650,000	810,802
Metropolitan Life Global Funding I 3% 1/10/23 (f)		1,569,000	1,469,982
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		1,338,000	1,851,177
Pacific LifeCorp:
5.125% 1/30/43 (f)		3,227,000	2,990,400
6% 2/10/20 (f)		174,000	194,302
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.:
2.3% 8/15/18		$ 460,000	$ 458,768
4.5% 11/16/21		1,118,000	1,178,392
4.75% 9/17/15		1,859,000	1,999,440
5.8% 11/16/41		1,463,000	1,585,558
6.2% 11/15/40		725,000	826,586
7.375% 6/15/19		438,000	536,129
Symetra Financial Corp. 6.125% 4/1/16 (f)		1,239,000	1,326,965
The Chubb Corp. 6% 5/11/37		200,000	237,916
The Travelers Companies, Inc.:
4.6% 8/1/43		205,000	203,735
5.8% 5/15/18		1,025,000	1,185,834
Unum Group:
5.625% 9/15/20		3,216,000	3,496,754
5.75% 8/15/42		3,264,000	3,339,245
			57,540,412
Real Estate Investment Trusts - 0.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		631,000	629,723
American Campus Communities Operating Partnership LP 3.75% 4/15/23		813,000	761,069
Boston Properties, Inc. 3.85% 2/1/23		2,456,000	2,380,704
Camden Property Trust:
2.95% 12/15/22		954,000	862,536
5.375% 12/15/13		460,000	465,706
DDR Corp. 4.625% 7/15/22		1,599,000	1,600,828
Developers Diversified Realty Corp.:
4.75% 4/15/18		1,652,000	1,769,142
7.5% 4/1/17		663,000	769,247
9.625% 3/15/16		1,821,000	2,157,836
Duke Realty LP:
3.625% 4/15/23		1,382,000	1,262,226
3.875% 10/15/22		2,108,000	1,971,532
4.375% 6/15/22		1,237,000	1,204,891
5.4% 8/15/14		1,410,000	1,464,924
5.5% 3/1/16		1,275,000	1,381,998
5.95% 2/15/17		389,000	430,883
6.5% 1/15/18		1,281,000	1,460,829
Equity One, Inc.:
3.75% 11/15/22		3,200,000	2,979,888
5.375% 10/15/15		203,000	219,116
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.: - continued
6% 9/15/17		$ 886,000	$ 980,541
6.25% 1/15/17		646,000	713,546
Federal Realty Investment Trust:
5.9% 4/1/20		351,000	397,460
6.2% 1/15/17		307,000	345,423
Health Care REIT, Inc.:
2.25% 3/15/18		1,069,000	1,046,936
4.7% 9/15/17		437,000	472,265
HRPT Properties Trust:
5.75% 11/1/15		564,000	589,889
6.65% 1/15/18		809,000	866,777
UDR, Inc. 5.5% 4/1/14		1,615,000	1,655,210
United Dominion Realty Trust, Inc. 5.25% 1/15/15		439,000	461,164
Weingarten Realty Investors 3.375% 10/15/22		472,000	430,074
			31,732,363
Real Estate Management & Development - 0.3%
BioMed Realty LP:
3.85% 4/15/16		1,500,000	1,567,292
4.25% 7/15/22		975,000	938,085
6.125% 4/15/20		473,000	522,810
Brandywine Operating Partnership LP:
3.95% 2/15/23		2,536,000	2,372,243
4.95% 4/15/18		1,263,000	1,341,555
5.7% 5/1/17		567,000	620,478
7.5% 5/15/15		324,000	356,176
Colonial Properties Trust 5.5% 10/1/15		1,516,000	1,636,410
Colonial Realty LP 6.05% 9/1/16		1,122,000	1,247,142
Digital Realty Trust LP 4.5% 7/15/15		1,675,000	1,757,775
ERP Operating LP:
4.625% 12/15/21		2,855,000	2,980,760
4.75% 7/15/20		3,056,000	3,266,277
5.75% 6/15/17		437,000	489,438
Liberty Property LP:
3.375% 6/15/23		4,307,000	3,917,828
4.125% 6/15/22		1,061,000	1,038,323
4.75% 10/1/20		2,674,000	2,788,145
5.5% 12/15/16		799,000	879,906
6.625% 10/1/17		938,000	1,069,040
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17		$ 1,744,000	$ 1,700,452
3.15% 5/15/23		3,436,000	2,988,674
4.5% 4/18/22		644,000	630,552
Post Apartment Homes LP 3.375% 12/1/22		1,800,000	1,650,985
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)		1,762,000	1,859,070
5.5% 1/15/14 (f)		1,140,000	1,161,106
Reckson Operating Partnership LP 6% 3/31/16		310,000	336,095
Regency Centers LP 5.25% 8/1/15		950,000	1,016,890
Simon Property Group LP:
2.75% 2/1/23		1,636,000	1,483,171
4.125% 12/1/21		1,213,000	1,254,439
4.2% 2/1/15		511,000	531,020
5.1% 6/15/15		795,000	854,364
Tanger Properties LP:
6.125% 6/1/20		1,439,000	1,661,272
6.15% 11/15/15		3,307,000	3,667,446
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		1,600,000	1,549,613
4% 4/30/19		970,000	1,004,440
			52,139,272
TOTAL FINANCIALS			392,630,173
HEALTH CARE - 0.4%
Biotechnology - 0.1%
Amgen, Inc.:
3.45% 10/1/20		410,000	408,504
4.5% 3/15/20		1,200,000	1,276,074
5.15% 11/15/41		4,224,000	4,090,568
5.375% 5/15/43		3,414,000	3,407,111
5.65% 6/15/42		1,868,000	1,921,905
5.85% 6/1/17		145,000	164,407
Genentech, Inc. 4.75% 7/15/15		800,000	857,051
			12,125,620
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 3.2% 6/15/23		340,000	327,271
Becton, Dickinson & Co. 5% 5/15/19		650,000	728,849
CareFusion Corp. 6.375% 8/1/19		325,000	368,744
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.:
1.375% 4/1/18		$ 350,000	$ 339,475
4.45% 3/15/20		235,000	254,941
St. Jude Medical, Inc. 3.25% 4/15/23		755,000	708,522
			2,727,802
Health Care Providers & Services - 0.2%
Aetna, Inc.:
1.5% 11/15/17		305,000	295,799
2.75% 11/15/22		1,231,000	1,119,918
3.95% 9/1/20		925,000	954,755
4.125% 11/15/42		687,000	597,243
Ascension Health 4.847% 11/15/53		250,000	247,003
Cardinal Health, Inc. 4.625% 12/15/20		200,000	213,562
CIGNA Corp.:
4.375% 12/15/20		305,000	319,635
5.125% 6/15/20		560,000	610,630
5.375% 2/15/42		125,000	132,049
Coventry Health Care, Inc. 5.45% 6/15/21		400,000	440,707
Express Scripts Holding Co.:
3.5% 11/15/16		3,017,000	3,184,585
4.75% 11/15/21		3,998,000	4,234,650
Express Scripts, Inc. 3.125% 5/15/16		1,541,000	1,603,318
McKesson Corp. 7.5% 2/15/19		660,000	813,461
Medco Health Solutions, Inc. 4.125% 9/15/20		1,049,000	1,077,770
NYU Hospitals Center 5.75% 7/1/43		185,000	188,969
UnitedHealth Group, Inc.:
1.625% 3/15/19		821,000	784,222
2.75% 2/15/23		412,000	378,292
2.875% 3/15/23		4,420,000	4,092,871
3.95% 10/15/42		564,000	486,189
4.875% 3/15/15		500,000	530,184
6.875% 2/15/38		125,000	157,064
WellPoint, Inc.:
3.3% 1/15/23		5,477,000	5,139,666
4.65% 1/15/43		843,000	776,137
			28,378,679
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17		2,480,000	2,441,825
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
2.9% 11/6/22		$ 2,964,000	$ 2,754,976
Allergan, Inc. 2.8% 3/15/23		100,000	93,376
AstraZeneca PLC 5.9% 9/15/17		350,000	404,052
Johnson & Johnson 5.15% 7/15/18		340,000	390,089
Merck & Co., Inc.:
2.4% 9/15/22		1,275,000	1,168,312
3.875% 1/15/21		400,000	416,813
Novartis Securities Investment Ltd. 5.125% 2/10/19		2,430,000	2,766,873
Pfizer, Inc. 6.2% 3/15/19		1,425,000	1,702,316
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22		350,000	321,499
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17		829,000	815,132
6.125% 8/15/19		725,000	836,510
Zoetis, Inc.:
1.875% 2/1/18 (f)		400,000	391,964
3.25% 2/1/23 (f)		5,975,000	5,613,710
4.7% 2/1/43 (f)		1,653,000	1,548,439
			21,665,886
TOTAL HEALTH CARE			64,897,987
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
General Dynamics Corp. 2.25% 11/15/22		400,000	357,211
Honeywell International, Inc. 5.375% 3/1/41		100,000	112,390
Lockheed Martin Corp.:
4.07% 12/15/42		175,000	153,812
4.25% 11/15/19		725,000	779,781
Precision Castparts Corp. 2.5% 1/15/23		200,000	182,368
The Boeing Co. 4.875% 2/15/20		650,000	731,527
United Technologies Corp. 6.125% 2/1/19		300,000	354,533
			2,671,622
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.125% 1/15/21		220,000	219,946
5.125% 4/1/19		1,550,000	1,760,592
			1,980,538
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
INDUSTRIALS - continued
Airlines - 0.0%
Continental Airlines, Inc.:
4.15% 10/11/25		$ 1,100,000	$ 1,075,250
6.545% 8/2/20		250,933	271,007
6.795% 2/2/20		51,884	53,895
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		416,786	435,541
8.36% 1/20/19		1,538,142	1,645,812
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27		205,000	201,413
			3,682,918
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19		325,000	364,969
Waste Management, Inc. 4.75% 6/30/20		290,000	310,566
			675,535
Industrial Conglomerates - 0.0%
Covidien International Finance SA 2.95% 6/15/23		120,000	111,922
Danaher Corp. 5.4% 3/1/19		250,000	285,075
General Electric Co. 4.125% 10/9/42		1,921,000	1,744,443
			2,141,440
Machinery - 0.0%
Caterpillar, Inc. 3.9% 5/27/21		1,400,000	1,449,245
Deere & Co.:
2.6% 6/8/22		800,000	748,467
3.9% 6/9/42		250,000	221,568
			2,419,280
Road & Rail - 0.1%
Canadian National Railway Co. 2.85% 12/15/21		600,000	580,208
CSX Corp. 4.1% 3/15/44		900,000	775,355
Norfolk Southern Corp. 5.9% 6/15/19		1,725,000	2,004,604
Union Pacific Corp.:
4% 2/1/21		250,000	263,453
4.3% 6/15/42		100,000	93,448
			3,717,068
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (i)		755,000	859,756
TOTAL INDUSTRIALS			18,148,157
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
4.45% 1/15/20		$ 475,000	$ 518,962
4.95% 2/15/19		2,150,000	2,423,824
			2,942,786
Computers & Peripherals - 0.0%
Apple, Inc. 2.4% 5/3/23		1,350,000	1,216,863
EMC Corp. 1.875% 6/1/18		500,000	493,218
			1,710,081
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14		1,188,000	1,211,008
6.55% 10/1/17		612,000	699,538
			1,910,546
IT Services - 0.0%
IBM Corp.:
3.375% 8/1/23		515,000	503,790
7.625% 10/15/18		1,450,000	1,824,452
			2,328,242
Office Electronics - 0.0%
Xerox Corp. 2.95% 3/15/17		600,000	611,962
Semiconductors & Semiconductor Equipment - 0.0%
Intel Corp. 1.35% 12/15/17		1,000,000	977,999
Software - 0.1%
Microsoft Corp.:
2.5% 2/8/16		700,000	728,257
3% 10/1/20		1,100,000	1,114,831
Oracle Corp.:
2.5% 10/15/22		1,100,000	1,005,214
5.75% 4/15/18		1,100,000	1,272,532
			4,120,834
TOTAL INFORMATION TECHNOLOGY			14,602,450
MATERIALS - 0.3%
Chemicals - 0.1%
Agrium, Inc. 4.9% 6/1/43		225,000	205,076
E.I. du Pont de Nemours & Co.:
2.8% 2/15/23		425,000	393,825
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.: - continued
6% 7/15/18		$ 950,000	$ 1,116,610
Ecolab, Inc. 4.35% 12/8/21		300,000	312,918
LYB International Finance BV 4% 7/15/23		190,000	186,823
Praxair, Inc. 4.5% 8/15/19		220,000	241,261
The Dow Chemical Co.:
4.125% 11/15/21		3,812,000	3,867,880
4.25% 11/15/20		3,105,000	3,226,111
4.375% 11/15/42		919,000	804,698
			10,355,202
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		595,000	668,430
Metals & Mining - 0.2%
Barrick Gold Corp.:
3.85% 4/1/22		1,251,000	1,105,208
4.1% 5/1/23 (f)		14,529,000	12,742,703
Barrick PD Australia Finance Pty Ltd. 4.95% 1/15/20		350,000	347,561
BHP Billiton Financial (U.S.A.) Ltd. 6.5% 4/1/19		425,000	502,528
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)		1,810,000	1,733,547
4.5% 8/13/23 (f)		4,000,000	3,906,404
Freeport-McMoRan Copper & Gold, Inc.:
3.875% 3/15/23 (f)		9,593,000	8,541,780
5.45% 3/15/43 (f)		300,000	257,534
Rio Tinto Finance (U.S.A.) Ltd. 3.5% 11/2/20		425,000	415,796
Rio Tinto Finance (U.S.A.) PLC 1.375% 6/17/16		560,000	557,104
Teck Resources Ltd. 6.25% 7/15/41		160,000	151,564
Vale Overseas Ltd. 6.875% 11/10/39		100,000	96,316
			30,358,045
TOTAL MATERIALS			41,381,677
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
3.875% 8/15/21		1,975,000	1,994,714
4.35% 6/15/45		3,307,000	2,809,382
5.35% 9/1/40		2,702,000	2,676,034
5.55% 8/15/41		7,714,000	7,859,332
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
6.3% 1/15/38		$ 2,523,000	$ 2,799,846
BellSouth Capital Funding Corp. 7.875% 2/15/30		56,000	67,951
British Telecommunications PLC 9.625% 12/15/30		275,000	414,317
CenturyLink, Inc.:
5.15% 6/15/17		214,000	223,095
6% 4/1/17		534,000	571,380
6.15% 9/15/19		2,129,000	2,214,160
Embarq Corp.:
7.082% 6/1/16		1,743,000	1,959,205
7.995% 6/1/36		3,614,000	3,696,309
Telecom Italia Capital SA 7.721% 6/4/38		300,000	294,525
Verizon Communications, Inc.:
3.85% 11/1/42		884,000	706,041
5.5% 2/15/18		2,000,000	2,254,680
6% 4/1/41		500,000	536,130
6.1% 4/15/18		4,623,000	5,330,906
			36,408,007
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16		2,609,000	2,643,126
3.125% 7/16/22		1,527,000	1,375,030
5% 3/30/20		1,175,000	1,244,460
Rogers Communications, Inc.:
3% 3/15/23		150,000	135,561
6.8% 8/15/18		200,000	236,619
			5,634,796
TOTAL TELECOMMUNICATION SERVICES			42,042,803
UTILITIES - 0.5%
Electric Utilities - 0.3%
Alabama Power Co. 3.85% 12/1/42		500,000	435,079
American Electric Power Co., Inc.:
1.65% 12/15/17		1,314,000	1,276,362
2.95% 12/15/22		984,000	898,191
Baltimore Gas & Electric Co. 3.35% 7/1/23		220,000	213,194
Cleveland Electric Illuminating Co. 5.7% 4/1/17		851,000	928,035
Duke Capital LLC 5.668% 8/15/14		1,596,000	1,662,012
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
UTILITIES - continued
Electric Utilities - continued
Duke Energy Carolinas LLC:
4.25% 12/15/41		$ 400,000	$ 375,657
6.1% 6/1/37		575,000	667,741
Duke Energy Corp. 2.1% 6/15/18		1,559,000	1,548,608
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)		3,202,000	3,559,097
6.4% 9/15/20 (f)		3,844,000	4,397,105
Edison International 3.75% 9/15/17		940,000	986,313
FirstEnergy Corp.:
2.75% 3/15/18		2,291,000	2,195,692
4.25% 3/15/23		7,580,000	6,869,564
7.375% 11/15/31		8,798,000	8,872,985
FirstEnergy Solutions Corp. 6.05% 8/15/21		5,744,000	6,128,107
LG&E and KU Energy LLC:
2.125% 11/15/15		1,070,000	1,092,821
3.75% 11/15/20		211,000	212,071
Northeast Utilities:
1.45% 5/1/18		774,000	744,853
2.8% 5/1/23		3,518,000	3,228,166
Pacific Gas & Electric Co. 6.05% 3/1/34		675,000	763,517
PacifiCorp 5.75% 4/1/37		400,000	462,076
Pennsylvania Electric Co. 6.05% 9/1/17		1,245,000	1,396,327
Pepco Holdings, Inc. 2.7% 10/1/15		997,000	1,022,595
PPL Capital Funding, Inc. 3.4% 6/1/23		1,676,000	1,567,293
Progress Energy, Inc. 4.4% 1/15/21		2,710,000	2,854,660
Public Service Co. of Colorado 6.25% 9/1/37		350,000	438,222
Virginia Electric & Power Co. 6% 5/15/37		300,000	355,924
			55,152,267
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)		732,000	825,684
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		527,000	546,533
			1,372,217
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC:
6.2% 5/15/16		641,000	706,361
6.5% 5/1/18		1,354,000	1,539,020
PSEG Power LLC 2.75% 9/15/16		429,000	444,099
			2,689,480
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
UTILITIES - continued
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.5756% 9/30/66 (i)		$ 4,335,000	$ 4,037,693
5.2% 8/15/19		1,175,000	1,325,156
7.5% 6/30/66 (i)		924,000	997,920
National Grid PLC 6.3% 8/1/16		1,687,000	1,907,837
NiSource Finance Corp.:
4.45% 12/1/21		820,000	838,899
4.8% 2/15/44		310,000	279,443
5.25% 2/15/43		2,232,000	2,145,910
5.4% 7/15/14		353,000	366,672
5.45% 9/15/20		3,370,000	3,703,903
5.8% 2/1/42		1,054,000	1,089,871
5.95% 6/15/41		1,711,000	1,814,404
6.4% 3/15/18		1,146,000	1,321,469
Sempra Energy:
2.3% 4/1/17		2,249,000	2,273,874
2.875% 10/1/22		4,006,000	3,692,266
Wisconsin Energy Corp. 6.25% 5/15/67 (i)		1,012,000	1,049,950
			26,845,267
TOTAL UTILITIES			86,059,231
TOTAL NONCONVERTIBLE BONDS (Cost $1,043,585,691)			1,014,041,450
U.S. Government and Government Agency Obligations - 6.7%

U.S. Government Agency Obligations - 0.2%
Fannie Mae:
0.5% 9/28/15		830,000	829,861
0.625% 8/26/16		1,085,000	1,076,096
0.875% 8/28/17		1,445,000	1,415,824
0.875% 10/26/17		1,015,000	987,920
0.875% 5/21/18		545,000	522,814
1.875% 9/18/18		1,890,000	1,886,745
2.375% 4/11/16		1,600,000	1,667,395
4.375% 10/15/15		640,000	691,797
5.375% 6/12/17		445,000	510,437
Federal Farm Credit Bank 5.125% 8/25/16		350,000	393,641
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency Obligations - continued
Freddie Mac:
0.625% 12/29/14		$ 1,345,000	$ 1,350,720
0.625% 11/1/16		460,000	454,786
0.75% 1/12/18		2,520,000	2,430,074
0.875% 10/14/16		945,000	941,695
0.875% 3/7/18		1,505,000	1,451,606
1% 9/29/17		705,000	692,095
1.25% 8/1/19		275,000	259,922
1.375% 5/1/20		375,000	349,604
2% 8/25/16		1,030,000	1,062,809
2.375% 1/13/22		3,450,000	3,301,812
Tennessee Valley Authority:
3.875% 2/15/21		280,000	296,343
5.25% 9/15/39		370,000	401,064
5.5% 7/18/17		210,000	242,098
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			23,217,158
U.S. Treasury Obligations - 6.5%
U.S. Treasury Bonds:
2.75% 8/15/42		9,270,000	7,654,990
2.875% 5/15/43		4,225,000	3,574,088
3.125% 11/15/41		6,380,000	5,733,030
3.5% 2/15/39		8,780,000	8,570,105
3.625% 8/15/43		76,600,000	75,451,000
5.375% 2/15/31		1,325,000	1,672,191
6.125% 11/15/27		8,640,000	11,529,000
7.25% 5/15/16		3,995,000	4,699,119
U.S. Treasury Notes:
0.25% 2/28/15		19,350,000	19,339,416
0.25% 3/31/15		16,080,000	16,065,560
0.25% 7/31/15		1,515,000	1,511,035
0.375% 3/15/15		4,125,000	4,129,835
0.375% 8/31/15 (g)		8,560,000	8,555,318
0.375% 1/15/16 (h)		525,569,000	523,475,133
0.5% 8/15/14		4,815,000	4,830,610
0.5% 10/15/14		305,000	306,084
0.5% 6/15/16		78,045,000	77,605,997
0.625% 8/15/16		1,475,000	1,468,547
0.625% 5/31/17		14,915,000	14,620,190
0.625% 8/31/17		2,845,000	2,772,319
0.625% 9/30/17		4,110,000	3,997,937
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 1/31/17		$ 1,415,000	$ 1,408,478
0.875% 1/31/18		3,784,000	3,692,949
1% 8/31/16		5,120,000	5,148,800
1% 10/31/16		1,610,000	1,615,786
1% 5/31/18		22,201,000	21,640,780
1.375% 11/30/15		20,785,000	21,192,573
1.375% 7/31/18		15,024,000	14,859,667
1.5% 6/30/16		10,765,000	10,994,596
1.5% 8/31/18		36,865,000	36,634,594
1.625% 11/15/22		2,445,000	2,226,669
1.875% 10/31/17		2,745,000	2,805,689
2% 7/31/20		515,000	507,637
2% 2/15/23		3,000	2,814
2.125% 11/30/14		14,670,000	15,018,413
2.125% 5/31/15		3,090,000	3,184,752
2.125% 8/31/20		26,625,000	26,417,006
2.375% 2/28/15		16,860,000	17,380,940
2.5% 8/15/23		2,270,000	2,215,379
3.125% 10/31/16		4,055,000	4,337,901
3.125% 1/31/17		1,260,000	1,349,873
3.25% 5/31/16		1,785,000	1,908,834
4.625% 11/15/16		2,015,000	2,250,975
TOTAL U.S. TREASURY OBLIGATIONS			994,356,609
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,020,843,503)			1,017,573,767
U.S. Government Agency - Mortgage Securities - 6.9%

Fannie Mae - 4.5%
2.303% 6/1/36 (i)		33,518	35,645
2.5% 9/1/27 to 8/1/43		32,490,528	31,665,471
2.5% 9/1/28 (g)		3,500,000	3,464,453
2.5% 9/1/28 (g)		3,000,000	2,969,531
2.7% 2/1/35 (i)		548,983	585,930
2.753% 7/1/37 (i)		60,072	63,384
3% 3/1/27 to 8/1/43		72,997,866	70,590,852
3% 9/1/28 (g)		6,500,000	6,637,110
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Fannie Mae - continued
3% 9/1/28 (g)		$ 4,700,000	$ 4,799,141
3% 9/1/28 (g)		1,000,000	1,021,094
3% 9/1/28 (g)		1,000,000	1,021,094
3% 10/1/28 (g)		2,000,000	2,037,188
3% 9/1/43 (g)		12,300,000	11,758,992
3% 9/1/43 (g)		12,300,000	11,758,992
3% 9/1/43 (g)		8,200,000	7,839,328
3% 9/1/43 (g)		8,200,000	7,839,328
3% 9/1/43 (g)		32,900,000	31,452,913
3% 9/1/43 (g)		500,000	478,008
3% 9/1/43 (g)		2,500,000	2,390,039
3% 9/1/43 (g)		2,500,000	2,390,039
3% 9/1/43 (g)		11,500,000	10,994,179
3% 9/1/43 (g)		12,200,000	11,663,390
3.5% 1/1/22 to 7/1/43		151,836,329	150,975,528
3.5% 9/1/28 (g)		500,000	521,914
3.5% 9/1/28 (g)		5,700,000	5,949,820
3.5% 9/1/43 (g)		2,500,000	2,493,164
3.5% 9/1/43 (g)		1,000,000	997,266
3.5% 9/1/43 (g)		2,000,000	1,994,531
3.5% 9/1/43 (g)		3,000,000	2,991,797
3.5% 9/1/43 (g)		1,500,000	1,495,898
4% 12/1/25 to 7/1/42		55,815,680	57,705,159
4% 9/1/28 (g)		4,300,000	4,534,484
4% 9/1/28 (g)		3,000,000	3,163,594
4% 9/1/43 (g)		5,600,000	5,774,563
4% 9/1/43 (g)		6,600,000	6,805,735
4% 9/1/43 (g)		7,100,000	7,321,320
4% 10/1/43 (g)		3,500,000	3,598,847
4% 10/1/43 (g)		5,600,000	5,758,156
4% 10/1/43 (g)		1,000,000	1,028,242
4% 10/1/43 (g)		1,000,000	1,028,242
4% 10/1/43 (g)		3,500,000	3,598,847
4% 10/1/43 (g)		1,500,000	1,542,363
4% 10/1/43 (g)		2,000,000	2,056,484
4.5% 6/1/24 to 11/1/41		35,547,958	37,582,530
4.5% 9/1/43 (g)		11,000,000	11,605,001
4.5% 9/1/43 (g)		1,000,000	1,055,000
4.5% 9/1/43 (g)		2,000,000	2,110,000
4.5% 9/1/43 (g)		7,500,000	7,912,501
4.5% 9/1/43 (g)		2,000,000	2,110,000
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Fannie Mae - continued
4.5% 10/1/43		$ 11,000,000	$ 11,575,782
4.5% 10/1/43		4,000,000	4,209,375
5% 6/1/20 to 6/1/40		20,041,208	21,541,556
5% 9/1/43 (g)		2,000,000	2,149,736
5% 9/1/43 (g)		1,500,000	1,612,302
5% 9/1/43 (g)		6,800,000	7,309,103
5% 9/1/43 (g)		600,000	644,921
5% 10/1/43		7,400,000	7,936,103
5.5% 7/1/28 to 2/1/38		24,709,353	26,881,916
5.5% 9/1/43 (g)		8,600,000	9,336,375
5.5% 9/1/43 (g)		6,500,000	7,056,563
6% 3/1/22 to 1/1/42		28,180,871	30,896,702
6.5% 2/1/36		25,835	28,878
TOTAL FANNIE MAE			688,346,399
Freddie Mac - 1.2%
2.5% 3/1/28 to 1/1/43		7,227,676	7,128,554
3% 6/1/42 to 8/1/43		14,952,989	14,268,415
3.126% 10/1/35 (i)		43,748	46,729
3.5% 1/1/26 to 7/1/43		75,524,586	74,613,048
3.5% 9/1/28 (g)		1,500,000	1,563,516
3.5% 9/1/43 (g)		1,000,000	994,453
4% 6/1/24 to 4/1/42		20,239,337	21,020,792
4.5% 7/1/25 to 10/1/41		29,097,900	30,765,382
4.5% 9/1/43 (g)		2,500,000	2,630,078
5% 10/1/33 to 9/1/40		14,298,241	15,349,952
5.5% 3/1/34 to 7/1/35		3,317,047	3,601,637
6% 7/1/37 to 8/1/37		378,726	412,508
6.5% 9/1/39		4,294,807	4,751,814
TOTAL FREDDIE MAC			177,146,878
Ginnie Mae - 1.2%
3% 8/20/42 to 12/20/42		8,829,062	8,543,151
3% 9/1/43 (g)		1,000,000	966,016
3.5% 11/15/41 to 7/15/43		26,426,657	26,654,133
3.5% 9/1/43 (g)		500,000	503,789
3.5% 9/1/43 (g)		11,000,000	11,083,359
3.5% 9/1/43 (g)		1,500,000	1,511,367
4% 1/15/25 to 12/15/41		51,920,862	54,081,037
4% 9/1/43 (g)		4,100,000	4,265,601
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Ginnie Mae - continued
4% 10/1/43 (g)		$ 2,000,000	$ 2,074,531
4% 10/1/43 (g)		1,000,000	1,037,266
4% 10/1/43 (g)		1,500,000	1,555,898
4.5% 5/15/39 to 4/15/41		25,142,332	26,787,209
4.5% 9/1/43 (g)		1,000,000	1,062,500
4.5% 9/1/43 (g)		1,000,000	1,062,500
4.5% 9/1/43 (g)		7,000,000	7,448,437
4.5% 9/1/43 (g)		2,000,000	2,128,125
5% 7/15/39 to 9/15/41		25,317,251	27,452,935
5.5% 12/20/28 to 9/15/38		3,459,971	3,811,205
6% 9/20/38		1,457,315	1,602,359
TOTAL GINNIE MAE			183,631,418
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,065,507,690)			1,049,124,695
Asset-Backed Securities - 0.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6541% 4/25/35 (i)		106,210	95,613
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8341% 3/25/34 (i)		43,099	40,241
Series 2005-HE2 Class M2, 0.8591% 4/25/35 (i)		2,632	2,622
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2341% 12/25/33 (i)		10,536	9,568
Series 2004-R2 Class M3, 1.0091% 4/25/34 (i)		15,644	9,432
Series 2005-R2 Class M1, 0.6341% 4/25/35 (i)		242,820	238,912
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (i)		7,674	7,152
Series 2004-W7 Class M1, 1.0091% 5/25/34 (i)		204,000	189,666
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (i)		199,412	71,617
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (i)		289,000	166,529
Chase Issuance Trust Series 2012-A4 Class A4, 1.58% 8/16/21		1,000,000	947,890
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.44% 3/25/32 (MGIC Investment Corp. Insured) (i)		4,144	2,003
Series 2004-3 Class M4, 1.6391% 4/25/34 (i)		16,805	12,685
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4 Class M2, 0.9791% 6/25/34 (i)		$ 88,225	$ 81,209
Fannie Mae Series 2004-T5 Class AB3, 0.9892% 5/28/35 (i)		6,234	5,663
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0091% 3/25/34 (i)		2,536	2,095
Fremont Home Loan Trust Series 2005-A Class M4, 1.2041% 1/25/35 (i)		58,000	13,244
GE Business Loan Trust:
Series 2003-1 Class A, 0.6141% 4/15/31 (f)(i)		12,186	11,507
Series 2006-2A:
Class A, 0.3641% 11/15/34 (f)(i)		192,341	173,779
Class B, 0.4641% 11/15/34 (f)(i)		69,570	58,646
Class C, 0.5641% 11/15/34 (f)(i)		115,609	83,046
GSAMP Trust Series 2004-AR1 Class B4, 2.4259% 6/25/34 (d)(f)		65,519	4,952
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5041% 8/25/33 (i)		39,197	37,788
Series 2003-3 Class M1, 1.4741% 8/25/33 (i)		95,283	87,031
Series 2003-5 Class A2, 0.8841% 12/25/33 (i)		5,278	4,735
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (i)		231,000	108,555
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (i)		231,000	224,611
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6061% 12/27/29 (i)		60,983	59,741
Series 2006-A Class 2C, 1.4261% 3/27/42 (i)		406,000	61,396
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (i)		87,270	1,666
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9341% 7/25/34 (i)		16,859	13,538
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1591% 7/25/34 (i)		60,665	52,439
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (i)		115,707	111,411
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (i)		338,928	313,155
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (i)		9,173	8,993
Series 2004-NC8 Class M6, 2.0591% 9/25/34 (i)		19,999	12,938
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (i)		64,000	59,628
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (i)		66,866	27,095
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6941% 9/25/35 (i)		229,000	194,710
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (i)		85,000	71,396
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Park Place Securities, Inc. Series 2004-WCW1: - continued
Class M4, 1.6341% 9/25/34 (i)		$ 109,000	$ 32,838
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (i)		815	758
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (i)		184,944	140,808
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)		35,861	35,918
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (i)		4,618	4,353
TOTAL ASSET-BACKED SECURITIES (Cost $3,489,408)			3,893,572
Collateralized Mortgage Obligations - 0.9%

Private Sponsor - 0.0%
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (f)		80,632	80,645
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6056% 10/25/34 (i)		128,767	127,672
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3641% 12/20/54 (i)		682,000	629,827
Class M1, 0.5241% 12/20/54 (i)		179,000	161,548
Series 2007-1:
Class 1M1, 0.4841% 12/20/54 (i)		226,000	203,965
Class 2M1, 0.6841% 12/20/54 (i)		290,000	261,725
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7827% 8/25/36 (i)		222,755	177,009
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (i)		95,668	71,310
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (i)		170,363	145,684
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4741% 7/25/35 (i)		255,209	244,982
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.535% 7/10/35 (f)(i)		102,115	94,192
Class B6, 3.035% 7/10/35 (f)(i)		135,446	126,451
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (f)(i)		4,515	4,467
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (i)		$ 4,779	$ 4,478
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5477% 4/25/33 (i)		30,981	30,623
TOTAL PRIVATE SPONSOR			2,364,578
U.S. Government Agency - 0.9%
Fannie Mae:
floater:
Series 2006-82 Class F, 0.7541% 9/25/36 (i)		928,569	931,245
Series 2007-53 Class FB, 0.5841% 6/25/37 (i)		5,440,741	5,434,056
Series 2007-85 Class FL, 0.7241% 9/25/37 (i)		2,001,545	2,012,540
Series 2007-89 Class FT, 0.7541% 9/25/37 (i)		1,578,022	1,590,770
Series 2012-110 Class JF, 0.6341% 10/25/42 (i)		3,076,029	3,063,285
Series 2012-122 Class LF, 0.5841% 11/25/42 (i)		15,679,722	15,765,004
Series 2012-93 Class FE, 0.5841% 9/25/42 (i)		8,564,409	8,551,195
Series 2013-44 Class FA, 0.44% 5/25/43 (i)		9,986,109	9,963,014
floater planned amortization class:
Series 2012-128 Class VF, 0.4341% 6/25/42 (i)		1,182,889	1,185,616
Series 2012-111 Class NF, 0.5341% 5/25/42 (i)		1,797,623	1,798,104
Series 2012-113 Class PF, 0.5341% 10/25/40 (i)		5,035,724	5,041,184
floater sequential payer:
Series 2012-101 Class FB, 0.6341% 5/25/39 (i)		7,490,434	7,537,297
Series 2012-111 Class JF 0.5841% 7/25/40 (i)		35,424,809	35,492,779
Series 2012-120 Class FE 0.4841% 2/25/39 (i)		1,281,562	1,272,268
Freddie Mac:
floater:
Series 3349 Class FE, 0.6741% 7/15/37 (i)		1,979,732	1,990,179
Series 3376 Class FA, 0.7841% 10/15/37 (i)		1,947,445	1,963,186
Series 4087 Class FB, 0.6541% 7/15/42 (i)		16,804,618	16,771,699
floater planned amortization class Series 4094 Class BF, 0.5841% 8/15/32 (i)		2,687,057	2,695,012
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.6719% 10/16/40 (i)		2,893,831	2,894,705
Series 2012-48 Class FA, 0.5419% 4/16/42 (i)		4,758,013	4,756,583
Series 2012-75 Class FA, 0.6341% 6/20/42 (i)		4,742,114	4,771,273
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2012-93 Class NF, 0.5841% 7/20/42 (i)		$ 3,030,145	$ 3,025,122
floater sequential payer Series 2010-113 Class JF, 0.5841% 3/20/38 (i)		2,383,910	2,393,508
TOTAL U.S. GOVERNMENT AGENCY			140,899,624
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $143,561,590)			143,264,202
Commercial Mortgage Securities - 2.1%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38		59,977	60,049
Series 2005-3 Class A4, 4.668% 7/10/43		2,332,000	2,458,455
Series 2006-2 Class AAB, 5.7116% 5/10/45 (i)		155,187	160,586
Series 2006-3 Class A4, 5.889% 7/10/44		3,070,000	3,363,903
Series 2006-4 Class A4, 5.634% 7/10/46		2,000,000	2,181,690
Series 2006-6 Class A3, 5.369% 10/10/45		554,000	565,384
Series 2007-4 Class A3, 5.8103% 2/10/51 (i)		169,202	174,543
Series 2005-3 Class A3B, 5.09% 7/10/43 (i)		860,000	895,532
Series 2006-6 Class E, 5.619% 10/10/45 (f)		160,000	17,686
Series 2007-3:
Class A3, 5.5595% 6/10/49 (i)		463,000	464,317
Class A4, 5.5595% 6/10/49 (i)		577,000	638,995
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 0.5841% 11/25/35 (f)(i)		69,405	58,420
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (f)(i)		175,591	144,161
Class M1, 0.6341% 1/25/36 (f)(i)		56,676	31,568
Series 2006-4A Class A2, 0.4541% 12/25/36 (f)(i)		523,602	372,382
Series 2007-1 Class A2, 0.4541% 3/25/37 (f)(i)		112,159	73,281
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (f)(i)		303,489	234,123
Class A2, 0.5041% 7/25/37 (f)(i)		284,146	142,606
Class M1, 0.5541% 7/25/37 (f)(i)		96,716	26,589
Class M4, 0.8341% 7/25/37 (f)(i)		106,054	4,041
Class M5, 0.9341% 7/25/37 (f)(i)		31,528	1,009
Series 2007-3:
Class A2, 0.4741% 7/25/37 (f)(i)		105,744	66,056
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class M1, 0.4941% 7/25/37 (f)(i)		$ 56,039	$ 26,513
Class M2, 0.5241% 7/25/37 (f)(i)		59,938	17,451
Class M3, 0.5541% 7/25/37 (f)(i)		95,998	22,135
Class M4, 0.6841% 7/25/37 (f)(i)		151,550	30,726
Class M5, 0.7841% 7/25/37 (f)(i)		76,993	11,081
Class M6, 0.9841% 7/25/37 (f)(i)		50,887	6,183
Series 2007-4A Class M4, 1.7841% 9/25/37 (f)(i)		44,711	2,184
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4841% 3/15/22 (f)(i)		514,000	478,053
Class F, 0.5341% 3/15/22 (f)(i)		315,000	286,671
Series 2006-T22 Class A4, 5.5802% 4/12/38 (i)		35,000	38,060
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (f)(i)		87,534	81,852
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (f)		325,000	331,215
Citigroup Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.6962% 12/10/49 (i)		3,500,000	3,919,895
Series 2007-FL3A Class A2, 0.3241% 4/15/22 (f)(i)		26,657	26,474
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		2,893,000	3,164,751
Series 2007-CD4 Class A3, 5.293% 12/11/49		270,000	275,762
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48		831,000	49,844
Series 2007-C2 Class B, 5.617% 4/15/47 (i)		310,000	227,626
COMM Mortgage Trust sequential payer:
Series 2012-CR3 Class A3, 2.822% 11/15/45		230,000	212,944
Series 2013-CR8 Class A4, 3.334% 6/10/46		500,000	477,581
COMM pass-thru certificates floater Series 2006-FL12 Class AJ, 0.3141% 12/15/20 (f)(i)		127,487	125,767
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6829% 6/15/39 (i)		4,816,328	5,263,726
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)		251,000	279,411
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (f)(i)		988,000	893,360
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2005-C2 Class A4, 4.832% 4/15/37		400,000	417,822
Series 2006-C1:
Class A3, 5.392% 2/15/39 (i)		677,111	686,692
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2006-C1:
Class AM, 5.392% 2/15/39 (i)		$ 500,000	$ 532,686
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3341% 2/15/22 (f)(i)		105,000	103,853
Class C:
0.3541% 2/15/22 (f)(i)		299,000	294,056
0.4541% 2/15/22 (f)(i)		107,000	103,691
Class F, 0.5041% 2/15/22 (f)(i)		213,000	204,901
Series 2007-C1 Class B, 5.487% 2/15/40 (f)(i)		420,000	61,610
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		617,000	678,028
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (f)(i)		104,000	102,364
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		8,519,000	9,351,238
Series 2006-GG7 Class A4, 5.8603% 7/10/38 (i)		4,240,000	4,655,372
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (f)(i)		327,710	327,913
Class C, 2.0056% 3/6/20 (f)(i)		263,000	263,673
Class D, 2.2018% 3/6/20 (f)(i)		1,737,000	1,741,541
Class H, 3.3004% 3/6/20 (f)(i)		121,000	121,540
Class J, 4.0852% 3/6/20 (f)(i)		174,000	174,453
GS Mortgage Securities Corp. Trust Series 2013- C, 2.974% 1/10/30 (f)		720,000	721,778
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		7,321	7,337
Series 2007-GG10 Class A2, 5.778% 8/10/45		55,789	56,353
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3541% 11/15/18 (f)(i)		118,472	115,863
Class C, 0.3941% 11/15/18 (f)(i)		84,336	82,022
Class F, 0.5141% 11/15/18 (f)(i)		57,563	54,602
Class G, 0.5441% 11/15/18 (f)(i)		49,865	47,176
sequential payer:
Series 2007-CB18 Class A4, 5.44% 6/12/47		16,543,095	18,140,265
Series 2007-CB19 Class A4, 5.711% 2/12/49 (i)		9,580,000	10,671,713
Series 2007-CB20 Class A4, 5.794% 2/12/51		10,000,000	11,220,350
Series 2007-LD11 Class A4, 5.8137% 6/15/49 (i)		44,825,239	49,929,175
Series 2007-LDPX Class A3, 5.42% 1/15/49		1,160,000	1,275,519
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB17 Class A3, 5.45% 12/12/43		$ 22,842	$ 22,808
Series 2007-CB19:
Class B, 5.711% 2/12/49 (i)		24,000	9,249
Class C, 5.711% 2/12/49 (i)		62,000	12,700
Class D, 5.711% 2/12/49 (i)		65,000	7,309
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (i)		23,000	2,818
Class ES, 5.5357% 1/15/49 (f)(i)		143,000	1,748
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31		189	189
Series 2006-C7 Class A2, 5.3% 11/15/38		143,134	149,632
Series 2007-C7 Class A3, 5.866% 9/15/45		11,165,270	12,240,072
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (f)(i)		88,297	87,393
Class E, 0.4741% 9/15/21 (f)(i)		320,310	313,828
Class F, 0.5241% 9/15/21 (f)(i)		183,169	177,630
Class G, 0.5441% 9/15/21 (f)(i)		361,641	347,090
Class H, 0.5841% 9/15/21 (f)(i)		92,993	87,392
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38		201,237	202,803
Series 2005-LC1 Class F, 5.4193% 1/12/44 (f)(i)		241,000	212,042
Series 2006-C1:
Class A2, 5.6376% 5/12/39 (i)		108,344	108,400
Class AM, 5.6826% 5/12/39 (i)		820,000	883,147
Series 2007-C1 Class A4, 5.8499% 6/12/50 (i)		7,022,000	7,839,326
Series 2008-C1 Class A4, 5.69% 2/12/51		591,000	660,976
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (i)		14,185	14,159
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (i)		12,020,000	13,088,578
Class ASB, 5.133% 12/12/49 (i)		150,490	155,509
Series 2007-5 Class A4, 5.378% 8/12/48		6,120,000	6,695,806
Series 2007-6 Class A4, 5.485% 3/12/51 (i)		2,446,000	2,679,004
Series 2007-7 Class A4, 5.7364% 6/12/50 (i)		1,504,000	1,670,691
Series 2006-1 Class AM, 5.5257% 2/12/39 (i)		970,000	1,052,315
Series 2007-6 Class B, 5.635% 3/12/51 (i)		277,000	60,674
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-7 Class B, 5.7364% 6/12/50 (i)		$ 356,000	$ 23,987
Series 2007-8 Class A3, 5.8968% 8/12/49 (i)		239,000	268,131
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.384% 7/15/19 (f)(i)		57,391	43,043
Series 2007-XLFA:
Class C, 0.344% 10/15/20 (f)(i)		159,000	155,028
Class D, 0.374% 10/15/20 (f)(i)		107,000	102,990
Class E, 0.434% 10/15/20 (f)(i)		134,000	126,298
Series 2006-T23 Class A3, 5.8075% 8/12/41 (i)		141,000	141,092
Series 2007-HQ12 Class A4, 5.5794% 4/12/49 (i)		1,466,000	1,488,477
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (i)		4,221,000	4,660,018
Class B, 5.7275% 4/15/49 (i)		68,000	11,880
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-C16 Class AJ, 4.896% 10/15/41 (i)		500,000	521,485
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (f)(i)		244,136	224,605
Class G, 0.5441% 9/15/21 (f)(i)		285,000	262,200
Series 2007-WHL8 Class F, 0.6641% 6/15/20 (f)(i)		686,000	612,089
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48		210,000	230,500
Series 2006-C29:
Class A3, 5.313% 11/15/48		735,025	741,835
Class A4, 5.308% 11/15/48		1,375,000	1,502,607
Series 2007-C30 Class A5, 5.342% 12/15/43		17,517,000	19,300,069
Series 2007-C31:
Class A4, 5.509% 4/15/47		46,580,000	50,979,295
Class A5, 5.5% 4/15/47		3,030,000	3,356,298
Series 2007-C32 Class A3, 5.7482% 6/15/49 (i)		19,939,000	22,275,733
Series 2007-C33:
Class A4, 5.9241% 2/15/51 (i)		16,542,000	18,050,994
Class A5, 5.9241% 2/15/51 (i)		4,253,000	4,792,974
Series 2005-C19 Class B, 4.892% 5/15/44		277,000	287,486
Series 2005-C22:
Class B, 5.3802% 12/15/44 (i)		614,000	499,295
Class F, 5.3802% 12/15/44 (f)(i)		462,000	138,766
Series 2006-C27 Class A3, 5.765% 7/15/45 (i)		986,558	1,054,894
Series 2007-C31 Class C, 5.6796% 4/15/47 (i)		1,142,000	794,940
Series 2007-C31A Class A2, 5.421% 4/15/47		456,790	457,407
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-C32:
Class D, 5.7482% 6/15/49 (i)		$ 208,000	$ 83,780
Class E, 5.7482% 6/15/49 (i)		328,000	101,330
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $322,593,475)			322,601,041
Municipal Securities - 0.4%

Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49		500,000	590,040
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)		465,000	473,444
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		435,000	545,416
6.2% 3/1/19		1,340,000	1,536,645
7.3% 10/1/39		4,395,000	5,491,860
7.5% 4/1/34		2,915,000	3,683,715
7.55% 4/1/39		3,035,000	3,928,261
7.6% 11/1/40		9,910,000	12,986,460
7.625% 3/1/40		6,375,000	8,295,851
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		320,000	355,501
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2010 A, 5.792% 11/1/41		200,000	224,142
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35		75,000	81,056
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2010 A, 5.522% 10/1/44		150,000	154,586
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33		12,045,000	10,567,560
Series 2010-1, 6.63% 2/1/35		1,580,000	1,558,812
Series 2010-3:
6.725% 4/1/35		2,510,000	2,498,931
7.35% 7/1/35		810,000	854,639
Series 2011:
5.665% 3/1/18		1,025,000	1,093,890
5.877% 3/1/19		1,585,000	1,701,260
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40		150,000	166,137
Municipal Securities - continued
		Principal Amount (c)	Value
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41		$ 825,000	$ 1,031,712
Ohio State Univ. Gen. Receipts Series 2010 C, 4.91% 6/1/40		75,000	75,702
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62		500,000	423,305
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41		350,000	355,418
TOTAL MUNICIPAL SECURITIES (Cost $62,266,938)			58,674,343
Foreign Government and Government Agency Obligations - 0.4%

Brazilian Federative Republic 8.25% 1/20/34		250,000	316,250
Chilean Republic 3.875% 8/5/20		800,000	818,000
Israeli State 4% 6/30/22		300,000	305,712
United Mexican States:
4.75% 3/8/44		3,482,000	3,029,340
5.625% 1/15/17		3,230,000	3,588,530
6.5% 6/9/22	MXN	595,000,000	45,089,965
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $62,356,187)			53,147,797
Fixed-Income Funds - 72.4%
	Shares
High Yield Fixed-Income Funds - 0.8%
MainStay High Yield Corporate Bond Fund Class A	10,238,342	61,225,285
T. Rowe Price High Yield Fund Advisor Class	8,827,849	61,265,272
TOTAL HIGH YIELD FIXED-INCOME FUNDS		122,490,557
Intermediate-Term Bond Funds - 70.5%
BlackRock Strategic Income Opportunities Investor A	26,709,312	265,757,654
DoubleLine Total Return Bond Fund	66,940,026	727,638,078
Fidelity GNMA Fund (e)	33,286,885	374,144,585
ING Intermediate Bond Fund - Class A	15,208,823	147,373,495
JPMorgan Core Bond Fund Class A	121,314,250	1,404,819,016
Metropolitan West Total Return Bond Fund Class M	142,324,270	1,498,674,566
PIMCO Credit Absolute Return Fund Institutional Class	4,627,980	48,269,829
Fixed-Income Funds - continued
	Shares	Value
Intermediate-Term Bond Funds - continued
PIMCO Total Return Fund Administrative Class	318,084,128	$ 3,387,595,973
Spartan U.S. Bond Index Fund Investor Class (e)	46,230,309	525,176,316
Westcore Plus Bond Fund	10,856,190	116,378,359
Western Asset Core Bond Fund Class F	60,367,860	711,133,393
Western Asset Core Plus Bond Fund	141,160,249	1,572,525,173
TOTAL INTERMEDIATE-TERM BOND FUNDS		10,779,486,437
Long Government Bond Funds - 0.3%
Spartan Long-Term Treasury Bond Index Fund Investor Class (e)	4,613,305	52,591,679
Long-Term Bond Funds - 0.8%
PIMCO Long-Term Credit Fund Institutional Class	9,770,460	115,193,728
TOTAL FIXED-INCOME FUNDS (Cost $11,272,524,892)		11,069,762,401
Short-Term Funds - 2.7%

Short-Term Funds - 2.7%
Prudential Short-Term Corporate Bond Fund, Inc. Class A (Cost $415,366,154)	36,103,567	407,609,276
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.10% (a)	340,064,173	340,064,173
SSgA US Treasury Money Market Fund, 0% (b)	101,096,637	101,096,637
TOTAL MONEY MARKET FUNDS (Cost $441,160,810)		441,160,810
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $15,853,256,338)		15,580,853,354
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(300,256,541)
NET ASSETS - 100%		$ 15,280,596,813
TBA Sale Commitments
	Principal Amount (c)	Value
Fannie Mae
2.5% 9/1/28	$ (1,500,000)	$ (1,484,766)
2.5% 9/1/28	(2,000,000)	(1,979,687)
3% 9/1/43	(10,000,000)	(9,560,156)
3% 9/1/43	(13,100,000)	(12,523,804)
3% 9/1/43	(13,700,000)	(13,097,414)
3% 9/1/43	(4,500,000)	(4,302,070)
3% 9/1/43	(1,000,000)	(956,016)
3% 9/1/43	(11,500,000)	(10,994,179)
3% 9/1/43	(12,200,000)	(11,663,390)
3.5% 9/1/43	(5,000,000)	(4,986,328)
3.5% 9/1/43	(1,000,000)	(997,266)
3.5% 9/1/43	(1,500,000)	(1,495,898)
4% 9/1/43	(5,600,000)	(5,774,563)
4.5% 9/1/43	(2,000,000)	(2,110,000)
4.5% 9/1/43	(11,000,000)	(11,605,001)
5% 9/1/43	(7,400,000)	(7,954,024)
TOTAL FANNIE MAE		(101,484,562)
Ginnie Mae
3% 9/1/43	(1,000,000)	(966,016)
4% 9/1/43	(5,600,000)	(5,813,937)
4% 9/1/43	(4,100,000)	(4,256,633)
4% 9/1/43	(6,600,000)	(6,852,140)
4% 9/1/43	(7,100,000)	(7,371,242)
4% 10/1/43	(3,500,000)	(3,630,430)
4.5% 9/1/43	(2,000,000)	(2,125,000)
TOTAL GINNIE MAE		(31,015,398)
TOTAL TBA SALE COMMITMENTS (Proceeds $133,084,883)		$ (132,499,960)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
107 CBOT 5 Year U.S. Treasury Note Contracts	December 2013	$ 12,805,727	$ 18,180
The face value of futures purchased as a percentage of net assets is 0.1%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Deutsche Bank AG	Dec. 2018	Credit Suisse	(1%)	$ 2,000,000	$ 12,216	$ (110,783)	$ (98,567)
Deutsche Bank AG	Mar. 2019	JPMorgan Chase, Inc.	(1%)	1,655,634	13,499	(108,240)	(94,741)
National Australia Bank Ltd	Dec. 2018	Credit Suisse	(1%)	2,000,000	53,697	(187,595)	(133,898)
National Australia Bank Ltd	Dec. 2018	Credit Suisse	(1%)	2,000,000	53,696	(158,285)	(104,589)
Societe Generale	Dec. 2017	Credit Suisse	(3%)	1,764,000	(125,689)	23,698	(101,991)
Societe Generale	Dec. 2017	Credit Suisse	(3%)	1,765,000	(125,761)	62,524	(63,237)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse	(1%)	1,500,000	7,081	(31,048)	(23,967)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse	(1%)	1,765,000	8,332	(81,999)	(73,667)
TOTAL CREDIT DEFAULT SWAPS					$ (102,929)	$ (591,728)	$ (694,657)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Investments (Unaudited) - continued

Currency Abbreviations
MXN	-	Mexican peso
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,170,265 or 0.6% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,522.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 140,576
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 338,085,469	$ 50,850,312	$ -	$ 2,895,644	$ 374,144,585
Spartan Long-Term Treasury Bond Index Fund Investor Class	59,816,667	9,343,030	10,642,184	843,500	52,591,679
Spartan U.S. Bond Index Fund Investor Class	748,814,170	160,897,810	357,480,463	6,301,826	525,176,316
Total	$ 1,146,716,306	$ 221,091,152	$ 368,122,647	$ 10,040,970	$ 951,912,580
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,014,041,450	$ -	$ 1,014,041,450	$ -
U.S. Government and Government Agency Obligations	1,017,573,767	-	1,017,573,767	-
U.S. Government Agency - Mortgage Securities	1,049,124,695	-	1,049,124,695	-
Asset-Backed Securities	3,893,572	-	3,887,909	5,663
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Collateralized Mortgage Obligations	$ 143,264,202	$ -	$ 143,043,559	$ 220,643
Commercial Mortgage Securities	322,601,041	-	322,557,998	43,043
Municipal Securities	58,674,343	-	58,674,343	-
Foreign Government and Government Agency Obligations	53,147,797	-	53,147,797	-
Fixed-Income Funds	11,069,762,401	11,069,762,401	-	-
Short-Term Funds	407,609,276	407,609,276	-	-
Money Market Funds	441,160,810	441,160,810	-	-
Total Investments in Securities:	$ 15,580,853,354	$ 11,918,532,487	$ 3,662,051,518	$ 269,349
Derivative Instruments:
Assets
Futures Contracts	$ 18,180	$ 18,180	$ -	$ -
Swaps	148,521	-	148,521	-
Total Assets	$ 166,701	$ 18,180	$ 148,521	$ -
Liabilities
Swaps	$ (251,450)	$ -	$ (251,450)	$ -
Total Derivative Instruments:	$ (84,749)	$ 18,180	$ (102,929)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (132,499,960)	$ -	$ (132,499,960)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (b)	$ 148,521	$ (251,450)
Interest Rate Risk
Futures Contracts (a)	18,180	-
Total Value of Derivatives	$ 166,701	$ (251,450)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $14,529,321,164)	$ 14,288,876,601
Fidelity Central Funds (cost $340,064,173)	340,064,173
Affiliated issuers (cost $983,871,001)	951,912,580
Total Investments (cost $15,853,256,338)		$ 15,580,853,354
Receivable for investments sold, regular delivery		77,496,069
Receivable for TBA sale commitments		133,084,883
Receivable for fund shares sold		12,948,466
Dividends receivable		10,077,058
Interest receivable		20,086,884
Distributions receivable from Fidelity Central Funds		21,359
Bi-lateral OTC swaps, at value		148,521
Prepaid expenses		59,630
Other receivables		14,398
Total assets		15,834,790,622
Liabilities
Payable to custodian bank	$ 2,591
Payable for investments purchased Regular delivery	89,536,795
Delayed delivery	321,507,549
TBA sale commitments, at value	132,499,960
Payable for fund shares redeemed	9,037,130
Distributions payable	22,471
Bi-lateral OTC swaps, at value	251,450
Accrued management fee	402,799
Payable for daily variation margin for derivative instruments	835
Other affiliated payables	449,546
Other payables and accrued expenses	482,683
Total liabilities		554,193,809
Net Assets		$ 15,280,596,813
Net Assets consist of:
Paid in capital		$ 15,596,716,067
Undistributed net investment income		7,657,694
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(51,258,823)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(272,518,125)
Net Assets, for 1,472,040,832 shares outstanding		$ 15,280,596,813
Net Asset Value, offering price and redemption price per share ($15,280,596,813 ÷ 1,472,040,832 shares)		$ 10.38

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 136,556,659
Affiliated issuers		10,040,970
Interest		37,623,572
Income from Fidelity Central Funds		140,576
Total income		184,361,777

Expenses
Management fee	$ 19,946,952
Transfer agent fees	1,833,629
Accounting fees and expenses	773,790
Custodian fees and expenses	61,184
Independent trustees' compensation	86,628
Registration fees	607,945
Audit	43,790
Legal	23,116
Miscellaneous	79,151
Total expenses before reductions	23,456,185
Expense reductions	(17,701,024)	5,755,161
Net investment income (loss)		178,606,616
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(35,107,032)
Affiliated issuers	(8,191,426)
Foreign currency transactions	(82,343)
Futures contracts	(258,838)
Swaps	(165,479)
Total net realized gain (loss)		(43,805,118)
Change in net unrealized appreciation (depreciation) on: Investment securities	(596,559,495)
Assets and liabilities in foreign currencies	(20,841)
Futures contracts	18,180
Swaps	(6,816)
Delayed delivery commitments	762,186
Total change in net unrealized appreciation (depreciation)		(595,806,786)
Net gain (loss)		(639,611,904)
Net increase (decrease) in net assets resulting from operations		$ (461,005,288)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 178,606,616	$ 327,415,245
Net realized gain (loss)	(43,805,118)	171,928,111
Change in net unrealized appreciation (depreciation)	(595,806,786)	82,500,627
Net increase (decrease) in net assets resulting from operations	(461,005,288)	581,843,983
Distributions to shareholders from net investment income	(175,992,402)	(324,127,068)
Distributions to shareholders from net realized gain	(42,615,664)	(147,351,129)
Total distributions	(218,608,066)	(471,478,197)
Share transactions Proceeds from sales of shares	4,268,039,339	5,114,614,984
Reinvestment of distributions	218,330,027	470,539,916
Cost of shares redeemed	(1,455,525,416)	(1,919,171,045)
Net increase (decrease) in net assets resulting from share transactions	3,030,843,950	3,665,983,855
Total increase (decrease) in net assets	2,351,230,596	3,776,349,641

Net Assets
Beginning of period	12,929,366,217	9,153,016,576
End of period (including undistributed net investment income of $7,657,694 and undistributed net investment income of $5,043,480, respectively)	$ 15,280,596,813	$ 12,929,366,217
Other Information Shares
Sold	399,474,915	469,532,806
Issued in reinvestment of distributions	20,440,345	43,225,582
Redeemed	(136,835,104)	(176,408,575)
Net increase (decrease)	283,080,156	336,349,813

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.74	$ 10.52	$ 10.30	$ 9.02	$ 10.09
Income from Investment Operations
Net investment income (loss) D	.134	.329	.372	.376	.488	.509
Net realized and unrealized gain (loss)	(.457)	.269	.371	.372	1.326	(.950)
Total from investment operations	(.323)	.598	.743	.748	1.814	(.441)
Distributions from net investment income	(.133)	(.327)	(.373)	(.373)	(.504)	(.499)
Distributions from net realized gain	(.034)	(.141)	(.150)	(.155)	(.030)	(.130)
Total distributions	(.167)	(.468)	(.523)	(.528)	(.534)	(.629)
Net asset value, end of period	$ 10.38	$ 10.87	$ 10.74	$ 10.52	$ 10.30	$ 9.02
Total Return B,C	(3.00)%	5.65%	7.26%	7.36%	20.54%	(4.41)%
Ratios to Average Net Assets E,G
Expenses before reductions	.33% A	.33%	.35%	.28%	.25%	.26%
Expenses net of fee waivers, if any	.08% A	.08%	.10%	.03%	.00%	.00%
Expenses net of all reductions	.08% A	.08%	.10%	.03%	.00%	.00%
Net investment income (loss)	2.50% A	3.03%	3.52%	3.57%	4.93%	5.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,280,597	$ 12,929,366	$ 9,153,017	$ 4,791,587	$ 2,647,194	$ 728,293
Portfolio turnover rate F	92% A	81%	113%	44% H	10%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. H Portfolio turnover rate excludes securities received or delivered in-kind. I For the year ended February 29.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, swaps, foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 113,061,719
Gross unrealized depreciation	(391,918,138)
Net unrealized appreciation (depreciation) on securities and other investments	$ (278,856,419)

Tax cost	$ 15,859,709,773

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in

Semiannual Report

2. Significant Accounting Policies - continued

Restricted Securities - continued

transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (165,479)	$ (6,816)
Interest Rate Risk
Futures Contracts	(258,838)	18,180
Totals (a)	$ (424,317)	$ 11,364

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the sellers, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $3,069,341,356 and $627,038,041, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the period, the total annualized management fee rate was .28% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Strategic Advisers, and Prudential Investment Management, Inc., each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .03% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Investments in Fidelity Central Funds - continued

indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Cash Central Fund seeks preservation of capital and current income and is managed by FIMM, an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13,780 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2016. During the period, this waiver reduced the Fund's management fee by $ 17,700,611.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $413.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the

Semiannual Report

9. Other - continued

end of the period, the Fund was the owner of record of more than 10% of the total outstanding shares of the following Underlying Fund.

Fund	% of shares held
Spartan Long-Term Treasury Bond Index	15%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Income Fund

On March 5, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Prudential Investment Management, Inc. (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and approach to recruiting, managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the fund's projected total operating expenses. The Board also considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2015. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 0.60% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund.

Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential for direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Prudential Investment
Management, Inc.

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SSC-USAN-1013
1.926376.102

Strategic Advisers® Core Income Multi-Manager Fund

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Core Income Multi-Manager	.23%
Actual		$ 1,000.00	$ 969.20	$ 1.14
Hypothetical A		$ 1,000.00	$ 1,024.05	$ 1.17
Class F	.23%
Actual		$ 1,000.00	$ 969.30	$ 1.14
Hypothetical A		$ 1,000.00	$ 1,024.05	$ 1.17

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Total Return Fund Institutional Class	23.7	22.4
Western Asset Core Plus Bond Fund Class I	13.5	12.3
JPMorgan Core Bond Fund Select Class	11.3	11.2
Metropolitan West Total Return Bond Fund Class I	9.3	7.9
U.S. Treasury Obligations	6.0	7.9
Western Asset Core Bond Fund Class I	6.0	6.0
DoubleLine Total Return Bond Fund Class I	5.5	5.1
Fannie Mae	4.7	6.8
Prudential Short-Term Corporate Bond Fund Class Z	3.0	2.0
Fidelity GNMA Fund	2.3	1.9
	85.3
Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Corporate Bonds 6.7%	Corporate Bonds 5.5%
U.S. Government and U.S. Government Agency Obligations 12.7%	U.S. Government and U.S. Government Agency Obligations 16.1%
CMOs and Other Mortgage Related Securities 2.4%	CMOs and Other Mortgage Related Securities 1.8%
Municipal Securities 0.5%	Municipal Securities 0.6%
Intermediate-Term Bond Funds 71.6%	Intermediate-Term Bond Funds 72.3%
Long Government Bond Funds 0.4%	Long Government Bond Funds 0.5%
Long Term Bond Fund 1.0%	Long Term Bond Fund 1.1%
Short-Term Funds 3.0%	Short-Term Funds 2.0%
Short-Term Investments and Net Other Assets (Liabilities) 1.7%	Short-Term Investments and Net Other Assets (Liabilities) 0.1%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.7%
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (d)	$ 2,000	$ 1,972
4.25% 6/15/23 (d)	9,000	8,824
5.75% 6/15/43 (d)	6,000	6,157
		16,953
Media - 0.7%
Comcast Corp. 4.65% 7/15/42	7,000	6,660
COX Communications, Inc. 3.25% 12/15/22 (d)	4,000	3,518
Discovery Communications LLC:
3.25% 4/1/23	2,000	1,856
4.875% 4/1/43	3,000	2,753
NBC Universal, Inc. 5.15% 4/30/20	100,000	112,565
Time Warner Cable, Inc.:
4% 9/1/21	118,000	110,688
4.5% 9/15/42	14,000	10,832
5.5% 9/1/41	5,000	4,253
5.85% 5/1/17	4,000	4,350
5.875% 11/15/40	2,000	1,790
Viacom, Inc.:
2.5% 9/1/18	2,000	1,976
4.25% 9/1/23	22,000	21,720
		282,961
TOTAL CONSUMER DISCRETIONARY		299,914
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Beam, Inc.:
1.75% 6/15/18	5,000	4,863
3.25% 6/15/23	4,000	3,797
Heineken NV:
1.4% 10/1/17 (d)	5,000	4,847
2.75% 4/1/23 (d)	5,000	4,504
		18,011
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	4,000	3,965
Food Products - 0.2%
ConAgra Foods, Inc.:
1.9% 1/25/18	4,000	3,924
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.: - continued
3.2% 1/25/23	$ 4,000	$ 3,728
4.65% 1/25/43	3,000	2,737
Kraft Foods, Inc. 5.375% 2/10/20	50,000	55,787
		66,176
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,303
4.25% 8/9/42	7,000	5,733
4.75% 5/5/21	20,000	21,146
9.7% 11/10/18	2,000	2,617
Reynolds American, Inc.:
3.25% 11/1/22	50,000	45,638
4.75% 11/1/42	8,000	6,958
		88,395
TOTAL CONSUMER STAPLES		176,547
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 4.75% 9/30/21 (d)	100,000	101,144
FMC Technologies, Inc.:
2% 10/1/17	2,000	1,961
3.45% 10/1/22	2,000	1,898
		105,003
Oil, Gas & Consumable Fuels - 0.8%
Chevron Corp.:
2.427% 6/24/20	5,000	4,870
3.191% 6/24/23	12,000	11,618
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	4,911
3.875% 3/15/23	18,000	16,418
Petrobras Global Finance BV:
4.375% 5/20/23	45,000	39,506
5.625% 5/20/43	10,000	8,023
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	100,000	102,575
Petroleos Mexicanos:
3.5% 1/30/23	10,000	8,950
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
5.5% 6/27/44	$ 120,000	$ 104,100
6.5% 6/2/41	15,000	14,925
		315,896
TOTAL ENERGY		420,899
FINANCIALS - 3.2%
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
2.9% 7/19/18	29,000	28,924
5.75% 1/24/22	8,000	8,769
Morgan Stanley:
2.125% 4/25/18	15,000	14,462
3.75% 2/25/23	36,000	34,127
4.875% 11/1/22	48,000	47,289
		133,571
Commercial Banks - 0.4%
Credit Suisse 6% 2/15/18	2,000	2,238
Marshall & Ilsley Bank 5% 1/17/17	1,000	1,082
Regions Financial Corp.:
2% 5/15/18	10,000	9,553
5.75% 6/15/15	100,000	107,246
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	13,000	12,483
6.125% 12/15/22	29,000	27,861
		160,463
Consumer Finance - 0.1%
General Electric Capital Corp. 1% 12/11/15	8,000	7,991
Hyundai Capital America:
1.625% 10/2/15 (d)	3,000	2,998
1.875% 8/9/16 (d)	3,000	2,996
2.125% 10/2/17 (d)	4,000	3,902
2.875% 8/9/18 (d)	5,000	4,968
		22,855
Diversified Financial Services - 0.7%
Bank of America Corp.:
3.3% 1/11/23	69,000	63,639
4.1% 7/24/23	10,000	9,817
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
4.05% 7/30/22	$ 4,000	$ 3,841
6.125% 5/15/18	31,000	35,522
JPMorgan Chase & Co.:
3.25% 9/23/22	22,000	20,553
4.5% 1/24/22	100,000	103,540
5.625% 8/16/43	50,000	49,762
		286,674
Insurance - 0.4%
American International Group, Inc.:
4.875% 6/1/22	6,000	6,389
5.6% 10/18/16	9,000	9,996
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,173
MetLife, Inc.:
1.756% 12/15/17 (b)	5,000	4,920
3.048% 12/15/22	10,000	9,461
Pacific LifeCorp:
5.125% 1/30/43 (d)	11,000	10,193
6% 2/10/20 (d)	2,000	2,233
Prudential Financial, Inc.:
2.3% 8/15/18	1,000	997
4.5% 11/16/21	100,000	105,402
Unum Group 5.75% 8/15/42	12,000	12,277
		164,041
Real Estate Investment Trusts - 0.7%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	2,808
Boston Properties, Inc. 3.85% 2/1/23	25,000	24,234
Camden Property Trust 2.95% 12/15/22	4,000	3,617
Developers Diversified Realty Corp.:
4.75% 4/15/18	100,000	107,091
9.625% 3/15/16	3,000	3,555
Duke Realty LP:
3.625% 4/15/23	5,000	4,567
3.875% 10/15/22	8,000	7,482
5.95% 2/15/17	100,000	110,767
Equity One, Inc. 3.75% 11/15/22	20,000	18,624
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.:
2.25% 3/15/18	$ 5,000	$ 4,897
4.7% 9/15/17	2,000	2,161
Weingarten Realty Investors 3.375% 10/15/22	2,000	1,822
		291,625
Real Estate Management & Development - 0.6%
BioMed Realty LP 4.25% 7/15/22	4,000	3,849
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	9,354
4.95% 4/15/18	5,000	5,311
ERP Operating LP 4.625% 12/15/21	75,000	78,304
Liberty Property LP:
3.375% 6/15/23	25,000	22,741
5.5% 12/15/16	100,000	110,126
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	8,775
3.15% 5/15/23	12,000	10,438
Simon Property Group LP 2.75% 2/1/23	7,000	6,346
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	6,000	5,811
4% 4/30/19	3,000	3,107
		264,162
TOTAL FINANCIALS		1,323,391
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.4%
Aetna, Inc.:
1.5% 11/15/17	2,000	1,940
2.75% 11/15/22	5,000	4,549
4.125% 11/15/42	3,000	2,608
Express Scripts Holding Co. 3.5% 11/15/16	100,000	105,555
UnitedHealth Group, Inc.:
1.625% 3/15/19	3,000	2,866
2.75% 2/15/23	2,000	1,836
2.875% 3/15/23	13,000	12,038
3.95% 10/15/42	2,000	1,724
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
3.3% 1/15/23	$ 28,000	$ 26,275
4.65% 1/15/43	3,000	2,762
		162,153
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	10,000	9,846
2.9% 11/6/22	11,000	10,224
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	3,000	2,950
Zoetis, Inc.:
1.875% 2/1/18 (d)	2,000	1,960
3.25% 2/1/23 (d)	4,000	3,758
4.7% 2/1/43 (d)	4,000	3,747
		32,485
TOTAL HEALTH CARE		194,638
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co. 4.125% 10/9/42	8,000	7,265
MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co. 4.375% 11/15/42	4,000	3,503
Metals & Mining - 0.1%
Barrick Gold Corp.:
3.85% 4/1/22	4,000	3,534
4.1% 5/1/23 (d)	31,000	27,189
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23 (d)	5,000	4,452
		35,175
TOTAL MATERIALS		38,678
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
5.35% 9/1/40	6,000	5,942
5.55% 8/15/41	100,000	101,884
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
5.15% 6/15/17	$ 2,000	$ 2,085
6% 4/1/17	2,000	2,140
6.15% 9/15/19	2,000	2,080
Embarq Corp. 7.082% 6/1/16	6,000	6,744
Verizon Communications, Inc. 3.85% 11/1/42	3,000	2,396
		123,271
UTILITIES - 0.4%
Electric Utilities - 0.2%
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	3,651
Cleveland Electric Illuminating Co. 5.7% 4/1/17	3,000	3,272
Duke Energy Corp. 2.1% 6/15/18	5,000	4,967
FirstEnergy Corp.:
2.75% 3/15/18	8,000	7,667
4.25% 3/15/23	30,000	27,188
Northeast Utilities:
1.45% 5/1/18	3,000	2,887
2.8% 5/1/23	12,000	11,011
PPL Capital Funding, Inc. 3.4% 6/1/23	6,000	5,611
		66,254
Multi-Utilities - 0.2%
Dominion Resources, Inc. 2.5756% 9/30/66 (f)	1,000	931
NiSource Finance Corp. 4.45% 12/1/21	100,000	102,305
Sempra Energy 2.875% 10/1/22	4,000	3,687
		106,923
TOTAL UTILITIES		173,177
TOTAL NONCONVERTIBLE BONDS (Cost $2,864,377)		2,757,780
U.S. Treasury Obligations - 6.0%

U.S. Treasury Bonds 3.625% 8/15/43	215,000	211,775
U.S. Treasury Notes:
0.375% 1/15/16	1,604,000	1,597,610
0.5% 6/15/16	260,000	258,538
0.875% 1/31/18	7,000	6,832
1% 5/31/18	5,000	4,874
U.S. Treasury Obligations - continued
	Principal Amount	Value
U.S. Treasury Notes: - continued
1.375% 7/31/18	$ 51,000	$ 50,442
1.5% 8/31/18	159,000	158,006
2% 2/15/23	2,000	1,876
2.125% 8/31/20 (e)	186,000	184,547
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,472,757)		2,474,500
U.S. Government Agency - Mortgage Securities - 7.4%

Fannie Mae - 5.0%
3% 9/1/28 (e)	100,000	102,109
3% 2/1/43	197,335	188,933
3% 9/1/43 (e)	100,000	95,602
3.5% 2/1/41 to 6/1/43	422,057	419,379
4% 4/1/25 to 3/1/41	258,903	269,223
4% 9/1/43 (e)	100,000	103,117
4.5% 3/1/41 to 10/1/41	69,878	73,912
4.5% 9/1/43 (e)	300,000	316,500
4.5% 10/1/43 (e)	300,000	315,703
5% 6/1/35 to 2/1/38	150,242	161,562
TOTAL FANNIE MAE		2,046,040
Freddie Mac - 0.8%
3% 2/1/43	97,599	93,148
3.5% 10/1/42 to 6/1/43	149,363	146,358
3.5% 9/1/43 (e)	100,000	99,445
TOTAL FREDDIE MAC		338,951
Ginnie Mae - 1.6%
3.5% 4/20/42 to 10/15/42	196,039	197,831
4% 9/15/39 to 8/15/40	200,010	207,924
4% 9/1/43 (e)	100,000	104,039
5% 10/15/33	145,297	157,866
TOTAL GINNIE MAE		667,660
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,127,854)		3,052,651
Collateralized Mortgage Obligations - 0.9%
	Principal Amount	Value
U.S. Government Agency - 0.9%
Fannie Mae:
floater:
Series 2006-82 Class F, 0.7541% 9/25/36 (f)	$ 3,274	$ 3,283
Series 2007-53 Class FB, 0.5841% 6/25/37 (f)	21,069	21,043
Series 2007-85 Class FL, 0.7241% 9/25/37 (f)	7,232	7,272
Series 2007-89 Class FT, 0.7541% 9/25/37 (f)	6,354	6,406
Series 2012-122 Class LF, 0.5841% 11/25/42 (f)	94,156	94,668
Series 2013-44 Class FA, 0.44% 5/25/43 (f)	36,247	36,163
floater planned amortization class:
Series 2012-128 Class VF, 0.4341% 6/25/42 (f)	38,158	38,246
Series 2012-111 Class NF, 0.5341% 5/25/42 (f)	9,412	9,414
Series 2012-113 Class PF, 0.5341% 10/25/40 (f)	19,039	19,059
Series 2012-128 Class YF, 0.4841% 6/25/42 (f)	38,158	38,303
floater sequential payer Series 2012-120 Class FE 0.4841% 2/25/39 (f)	4,519	4,486
Freddie Mac:
floater:
Series 3349 Class FE, 0.6741% 7/15/37 (f)	7,972	8,014
Series 3376 Class FA, 0.7841% 10/15/37 (f)	7,842	7,905
Series 4087 Class FB, 0.6541% 7/15/42 (f)	72,573	72,431
floater planned amortization class Series 4094 Class BF, 0.5841% 8/15/32 (f)	9,266	9,293
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2010-113 Class JF, 0.5841% 3/20/38 (f)	7,335	7,365
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $384,287)		383,351
Commercial Mortgage Securities - 2.4%

Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	10,000	10,939
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	98,500	108,243
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	120,000	131,723
Series 2006-GG7 Class A4, 5.8603% 7/10/38 (f)	25,000	27,449
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-CB18 Class A4, 5.44% 6/12/47	50,000	54,827
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer: - continued
Series 2007-CB19 Class A4, 5.711% 2/12/49 (f)	$ 20,000	$ 22,279
Series 2007-LD11 Class A4, 5.8137% 6/15/49 (f)	240,000	267,327
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	9,589	10,512
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-4 Class A3, 5.172% 12/12/49 (f)	25,000	27,223
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	170,000	187,304
Series 2007-C31 Class A4, 5.509% 4/15/47	10,000	10,944
Series 2007-C32 Class A3, 5.7482% 6/15/49 (f)	90,000	100,547
Series 2007-C33 Class A4, 5.9241% 2/15/51 (f)	24,000	26,189
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $983,308)		985,506
Municipal Securities - 0.5%

California Gen. Oblig.:
7.55% 4/1/39	5,000	6,472
7.6% 11/1/40	115,000	150,701
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	50,000	43,867
Series 2010-1, 6.63% 2/1/35	5,000	4,933
Series 2010-3, 6.725% 4/1/35	5,000	4,978
Series 2011, 5.877% 3/1/19	5,000	5,367
TOTAL MUNICIPAL SECURITIES (Cost $225,461)		216,318
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 4.75% 3/8/44 (Cost $10,952)	10,000	8,700
Fixed-Income Funds - 73.0%
	Shares
Intermediate-Term Bond Funds - 71.6%
DoubleLine Total Return Bond Fund Class I	208,305	2,266,356
Fidelity GNMA Fund (c)	83,836	942,317
JPMorgan Core Bond Fund Select Class	404,427	4,679,222
Fixed-Income Funds - continued
	Shares	Value
Intermediate-Term Bond Funds - continued
Metropolitan West Total Return Bond Fund Class I	363,807	$ 3,827,247
PIMCO Total Return Fund Institutional Class	920,794	9,806,460
Western Asset Core Bond Fund Class I	209,685	2,467,989
Western Asset Core Plus Bond Fund Class I	503,163	5,605,237
TOTAL INTERMEDIATE-TERM BOND FUNDS		29,594,828
Long Government Bond Funds - 0.4%
Spartan Long-Term Treasury Bond Index Fund Investor Class (c)	16,431	187,317
Long-Term Bond Funds - 1.0%
PIMCO Long-Term Credit Fund Institutional Class	35,116	414,020
TOTAL FIXED-INCOME FUNDS (Cost $31,452,259)		30,196,165
Short-Term Funds - 3.0%

Short-Term Funds - 3.0%
Prudential Short-Term Corporate Bond Fund Class Z (Cost $1,280,868)	110,854	1,254,870
Money Market Funds - 2.8%

SSgA US Treasury Money Market Fund, 0% (a) (Cost $1,155,575)	1,155,575	1,155,575
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $43,957,698)		42,485,416
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(1,125,549)
NET ASSETS - 100%		$ 41,359,867
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 9/1/43	$ (100,000)	$ (99,727)
4.5% 9/1/43	(300,000)	(316,500)
TOTAL FANNIE MAE		(416,227)
Ginnie Mae
4% 9/1/43	(100,000)	(103,820)
4% 9/1/43	(100,000)	(103,820)
TOTAL GINNIE MAE		(207,640)
TOTAL TBA SALE COMMITMENTS (Proceeds $623,324)		$ (623,867)
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $199,362 or 0.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 829,110	$ 150,954	$ -	$ 7,257	$ 942,317
Spartan Long-Term Treasury Bond Index Fund Investor Class	205,211	3,152	-	3,152	187,317
Spartan U.S. Bond Index Fund Investor Class	2,313,521	41,675	2,349,424	9,439	-
Total	$ 3,347,842	$ 195,781	$ 2,349,424	$ 19,848	$ 1,129,634
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,757,780	$ -	$ 2,757,780	$ -
U.S. Government and Government Agency Obligations	2,474,500	-	2,474,500	-
U.S. Government Agency - Mortgage Securities	3,052,651	-	3,052,651	-
Collateralized Mortgage Obligations	383,351	-	383,351	-
Commercial Mortgage Securities	985,506	-	985,506	-
Municipal Securities	216,318	-	216,318	-
Foreign Government and Government Agency Obligations	8,700	-	8,700	-
Fixed-Income Funds	30,196,165	30,196,165	-	-
Short-Term Funds	1,254,870	1,254,870	-	-
Money Market Funds	1,155,575	1,155,575	-	-
Total Investments in Securities:	$ 42,485,416	$ 32,606,610	$ 9,878,806	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (623,867)	$ -	$ (623,867)	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $42,745,888)	$ 41,355,782
Affiliated issuers (cost $1,211,810)	1,129,634
Total Investments (cost $43,957,698)		$ 42,485,416
Receivable for investments sold, regular delivery		345,746
Receivable for TBA sale commitments		623,324
Receivable for fund shares sold		1,713
Interest receivable		46,289
Prepaid expenses		196
Receivable from investment adviser for expense reductions		56
Other receivables		19
Total assets		43,502,759

Liabilities
Payable for investments purchased Regular delivery	$ 299,964
Delayed delivery	1,188,126
TBA sale commitments, at value	623,867
Payable for fund shares redeemed	2,291
Accrued management fee	1,120
Other affiliated payables	1,871
Other payables and accrued expenses	25,653
Total liabilities		2,142,892

Net Assets		$ 41,359,867
Net Assets consist of:
Paid in capital		$ 42,957,766
Undistributed net investment income		13,613
Accumulated undistributed net realized gain (loss) on investments		(138,687)
Net unrealized appreciation (depreciation) on investments		(1,472,825)
Net Assets		$ 41,359,867

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Core Income Multi-Manager: Net Asset Value, offering price and redemption price per share ($40,848,195 ÷ 4,241,282 shares)	$ 9.63

Class F: Net Asset Value, offering price and redemption price per share ($511,672 ÷ 53,105 shares)	$ 9.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 450,365
Affiliated issuers		19,848
Interest		104,848
Total income		575,061

Expenses
Management fee	$ 69,725
Transfer agent fees	3,240
Accounting fees and expenses	8,692
Custodian fees and expenses	8,889
Independent trustees' compensation	263
Registration fees	23,329
Audit	21,978
Legal	80
Miscellaneous	177
Total expenses before reductions	136,373
Expense reductions	(87,223)	49,150
Net investment income (loss)		525,911
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(106,580)
Affiliated issuers	(20,489)
Total net realized gain (loss)		(127,069)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,710,948)
Delayed delivery commitments	984
Total change in net unrealized appreciation (depreciation)		(1,709,964)
Net gain (loss)		(1,837,033)
Net increase (decrease) in net assets resulting from operations		$ (1,311,122)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	For the period June 19, 2012 (commencement of operations) to February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 525,911	$ 818,928
Net realized gain (loss)	(127,069)	374,020
Change in net unrealized appreciation (depreciation)	(1,709,964)	237,139
Net increase (decrease) in net assets resulting from operations	(1,311,122)	1,430,087
Distributions to shareholders from net investment income	(520,076)	(803,094)
Distributions to shareholders from net realized gain	(126,057)	(267,687)
Total distributions	(646,133)	(1,070,781)
Share transactions - net increase (decrease)	1,070,589	41,887,227
Total increase (decrease) in net assets	(886,666)	42,246,533

Net Assets
Beginning of period	42,246,533	-
End of period (including undistributed net investment income of $13,613 and undistributed net investment income of $7,778, respectively)	$ 41,359,867	$ 42,246,533

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Core Income Multi-Manager

	Six months ended August 31, 2013	Year ended February 28,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.124	.201
Net realized and unrealized gain (loss)	(.431)	.151
Total from investment operations	(.307)	.352
Distributions from net investment income	(.123)	(.197)
Distributions from net realized gain	(.030)	(.065)
Total distributions	(.153)	(.262)
Net asset value, end of period	$ 9.63	$ 10.09
Total Return B, C	(3.08)%	3.54%
Ratios to Average Net Assets F
Expenses before reductions	.65% A	.66% A
Expenses net of fee waivers, if any	.23% A	.23% A
Expenses net of all reductions	.23% A	.23% A
Net investment income (loss)	2.49% A	2.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,848	$ 41,975
Portfolio turnover rate G	113% A	190% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 19, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2013	Year ended February 28,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.19
Income from Investment Operations
Net investment income (loss) D	.123	.072
Net realized and unrealized gain (loss)	(.430)	(.029) E
Total from investment operations	(.307)	.043
Distributions from net investment income	(.123)	(.068)
Distributions from net realized gain	(.030)	(.065)
Total distributions	(.153)	(.133)
Net asset value, end of period	$ 9.64	$ 10.10
Total Return B, C	(3.07)%	.43%
Ratios to Average Net Assets G
Expenses before reductions	.62% A	.66% A
Expenses net of fee waivers, if any	.23% A	.23% A
Expenses net of all reductions	.23% A	.23% A
Net investment income (loss)	2.49% A	3.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 512	$ 272
Portfolio turnover rate H	113% A	190% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Core Income Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund offers Core Income Multi-Manager and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

In June 2013, the Board of Trustees approved the creation of additional classes of shares. The Fund will commence sale of shares of Class L and Class N in November 2013.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 40,065
Gross unrealized depreciation	(1,513,138)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,473,073)

Tax cost	$ 43,958,489

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $4,358,718 and $2,651,730, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers.

The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the period, the total annualized management fee rate was .33% of the Fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

During the period, Strategic Advisers waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Prudential Investment Management, Inc. (Prudential) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Prudential has not been allocated any portion of the Fund's assets. Prudential in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Core Income Multi-Manager. Core Income Multi-Manager does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Core Income Multi-Manager	$ 3,240.02

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The Fund participates with other funds managed by Fidelity Management & Research Company (FMR) or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2015. During the period, this waiver reduced the Fund's management fee by $62,834.

Strategic Advisers has also contractually agreed to reimburse Core Income Multi-Manager until April 30, 2015 to the extent that annual operating expenses exceed .20% of average net assets. During the period, this reimbursement reduced Core Income Multi-Manager's expenses by $24,244. In addition, Strategic Advisers has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed .20% of Class F's average net assets. During the period, this reimbursement reduced Class F's expenses by $145. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Period ended February 28, 2013 A, B
From net investment income
Core Income Multi-Manager	$ 515,950	$ 801,301
Class F	4,126	1,793
Total	$ 520,076	$ 803,094
From net realized gain
Core Income Multi-Manager	$ 125,240	$ 265,984
Class F	817	1,703
Total	$ 126,057	$ 267,687

A Distributions for Core Income Multi-Manager are for the period June 19, 2012 (commencement of operations) to February 28, 2013.

B Distributions for Class F are for the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Period ended February 28, 2013 A, B	Six months ended August 31, 2013	Period ended February 28, 2013 A, B
Core Income Multi-Manager
Shares sold	53,522	4,056,536	$ 524,787	$ 40,576,253
Reinvestment of distributions	64,632	105,216	641,190	1,067,285
Shares redeemed	(35,582)	(3,042)	(350,686)	(30,782)
Net increase (decrease)	82,572	4,158,710	$ 815,291	$ 41,612,756
Class F
Shares sold	26,249	26,581	$ 255,897	$ 270,976
Reinvestment of distributions	500	345	4,943	3,495
Shares redeemed	(570)	-	(5,542)	-
Net increase (decrease)	26,179	26,926	$ 255,298	$ 274,471

A Share transactions for Core Income Multi-Manager are for the period June 19, 2012 (commencement of operations) to February 28, 2013.

B Share transactions for Class F are for the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of approximately 98% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Income Multi-Manager Fund

On March 5, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Prudential Investment Management, Inc. (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and approach to recruiting, managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the fund's projected total operating expenses. The Board also considered Strategic Advisers' contractual agreement to waive its 0.30% portion of the fund's management fee through July 31, 2013. The Board also considered that the fund's maximum aggregate annual management fee rate may not exceed 0.65% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund. The Board also noted that Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) exceed 0.20% of the fund's average net assets through July 31, 2013.

Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential for direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Semiannual Report

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors, LLC

Prudential Investment
Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ACF-USAN-1013
1.941272.101

Strategic Advisers®
Core Income Multi-Manager Fund

Class F

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Core Income Multi-Manager	.23%
Actual		$ 1,000.00	$ 969.20	$ 1.14
Hypothetical A		$ 1,000.00	$ 1,024.05	$ 1.17
Class F	.23%
Actual		$ 1,000.00	$ 969.30	$ 1.14
Hypothetical A		$ 1,000.00	$ 1,024.05	$ 1.17

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Total Return Fund Institutional Class	23.7	22.4
Western Asset Core Plus Bond Fund Class I	13.5	12.3
JPMorgan Core Bond Fund Select Class	11.3	11.2
Metropolitan West Total Return Bond Fund Class I	9.3	7.9
U.S. Treasury Obligations	6.0	7.9
Western Asset Core Bond Fund Class I	6.0	6.0
DoubleLine Total Return Bond Fund Class I	5.5	5.1
Fannie Mae	4.7	6.8
Prudential Short-Term Corporate Bond Fund Class Z	3.0	2.0
Fidelity GNMA Fund	2.3	1.9
	85.3
Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Corporate Bonds 6.7%	Corporate Bonds 5.5%
U.S. Government and U.S. Government Agency Obligations 12.7%	U.S. Government and U.S. Government Agency Obligations 16.1%
CMOs and Other Mortgage Related Securities 2.4%	CMOs and Other Mortgage Related Securities 1.8%
Municipal Securities 0.5%	Municipal Securities 0.6%
Intermediate-Term Bond Funds 71.6%	Intermediate-Term Bond Funds 72.3%
Long Government Bond Funds 0.4%	Long Government Bond Funds 0.5%
Long Term Bond Fund 1.0%	Long Term Bond Fund 1.1%
Short-Term Funds 3.0%	Short-Term Funds 2.0%
Short-Term Investments and Net Other Assets (Liabilities) 1.7%	Short-Term Investments and Net Other Assets (Liabilities) 0.1%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.7%
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (d)	$ 2,000	$ 1,972
4.25% 6/15/23 (d)	9,000	8,824
5.75% 6/15/43 (d)	6,000	6,157
		16,953
Media - 0.7%
Comcast Corp. 4.65% 7/15/42	7,000	6,660
COX Communications, Inc. 3.25% 12/15/22 (d)	4,000	3,518
Discovery Communications LLC:
3.25% 4/1/23	2,000	1,856
4.875% 4/1/43	3,000	2,753
NBC Universal, Inc. 5.15% 4/30/20	100,000	112,565
Time Warner Cable, Inc.:
4% 9/1/21	118,000	110,688
4.5% 9/15/42	14,000	10,832
5.5% 9/1/41	5,000	4,253
5.85% 5/1/17	4,000	4,350
5.875% 11/15/40	2,000	1,790
Viacom, Inc.:
2.5% 9/1/18	2,000	1,976
4.25% 9/1/23	22,000	21,720
		282,961
TOTAL CONSUMER DISCRETIONARY		299,914
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Beam, Inc.:
1.75% 6/15/18	5,000	4,863
3.25% 6/15/23	4,000	3,797
Heineken NV:
1.4% 10/1/17 (d)	5,000	4,847
2.75% 4/1/23 (d)	5,000	4,504
		18,011
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	4,000	3,965
Food Products - 0.2%
ConAgra Foods, Inc.:
1.9% 1/25/18	4,000	3,924
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.: - continued
3.2% 1/25/23	$ 4,000	$ 3,728
4.65% 1/25/43	3,000	2,737
Kraft Foods, Inc. 5.375% 2/10/20	50,000	55,787
		66,176
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,303
4.25% 8/9/42	7,000	5,733
4.75% 5/5/21	20,000	21,146
9.7% 11/10/18	2,000	2,617
Reynolds American, Inc.:
3.25% 11/1/22	50,000	45,638
4.75% 11/1/42	8,000	6,958
		88,395
TOTAL CONSUMER STAPLES		176,547
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 4.75% 9/30/21 (d)	100,000	101,144
FMC Technologies, Inc.:
2% 10/1/17	2,000	1,961
3.45% 10/1/22	2,000	1,898
		105,003
Oil, Gas & Consumable Fuels - 0.8%
Chevron Corp.:
2.427% 6/24/20	5,000	4,870
3.191% 6/24/23	12,000	11,618
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	4,911
3.875% 3/15/23	18,000	16,418
Petrobras Global Finance BV:
4.375% 5/20/23	45,000	39,506
5.625% 5/20/43	10,000	8,023
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	100,000	102,575
Petroleos Mexicanos:
3.5% 1/30/23	10,000	8,950
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
5.5% 6/27/44	$ 120,000	$ 104,100
6.5% 6/2/41	15,000	14,925
		315,896
TOTAL ENERGY		420,899
FINANCIALS - 3.2%
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
2.9% 7/19/18	29,000	28,924
5.75% 1/24/22	8,000	8,769
Morgan Stanley:
2.125% 4/25/18	15,000	14,462
3.75% 2/25/23	36,000	34,127
4.875% 11/1/22	48,000	47,289
		133,571
Commercial Banks - 0.4%
Credit Suisse 6% 2/15/18	2,000	2,238
Marshall & Ilsley Bank 5% 1/17/17	1,000	1,082
Regions Financial Corp.:
2% 5/15/18	10,000	9,553
5.75% 6/15/15	100,000	107,246
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	13,000	12,483
6.125% 12/15/22	29,000	27,861
		160,463
Consumer Finance - 0.1%
General Electric Capital Corp. 1% 12/11/15	8,000	7,991
Hyundai Capital America:
1.625% 10/2/15 (d)	3,000	2,998
1.875% 8/9/16 (d)	3,000	2,996
2.125% 10/2/17 (d)	4,000	3,902
2.875% 8/9/18 (d)	5,000	4,968
		22,855
Diversified Financial Services - 0.7%
Bank of America Corp.:
3.3% 1/11/23	69,000	63,639
4.1% 7/24/23	10,000	9,817
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
4.05% 7/30/22	$ 4,000	$ 3,841
6.125% 5/15/18	31,000	35,522
JPMorgan Chase & Co.:
3.25% 9/23/22	22,000	20,553
4.5% 1/24/22	100,000	103,540
5.625% 8/16/43	50,000	49,762
		286,674
Insurance - 0.4%
American International Group, Inc.:
4.875% 6/1/22	6,000	6,389
5.6% 10/18/16	9,000	9,996
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,173
MetLife, Inc.:
1.756% 12/15/17 (b)	5,000	4,920
3.048% 12/15/22	10,000	9,461
Pacific LifeCorp:
5.125% 1/30/43 (d)	11,000	10,193
6% 2/10/20 (d)	2,000	2,233
Prudential Financial, Inc.:
2.3% 8/15/18	1,000	997
4.5% 11/16/21	100,000	105,402
Unum Group 5.75% 8/15/42	12,000	12,277
		164,041
Real Estate Investment Trusts - 0.7%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	2,808
Boston Properties, Inc. 3.85% 2/1/23	25,000	24,234
Camden Property Trust 2.95% 12/15/22	4,000	3,617
Developers Diversified Realty Corp.:
4.75% 4/15/18	100,000	107,091
9.625% 3/15/16	3,000	3,555
Duke Realty LP:
3.625% 4/15/23	5,000	4,567
3.875% 10/15/22	8,000	7,482
5.95% 2/15/17	100,000	110,767
Equity One, Inc. 3.75% 11/15/22	20,000	18,624
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.:
2.25% 3/15/18	$ 5,000	$ 4,897
4.7% 9/15/17	2,000	2,161
Weingarten Realty Investors 3.375% 10/15/22	2,000	1,822
		291,625
Real Estate Management & Development - 0.6%
BioMed Realty LP 4.25% 7/15/22	4,000	3,849
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	9,354
4.95% 4/15/18	5,000	5,311
ERP Operating LP 4.625% 12/15/21	75,000	78,304
Liberty Property LP:
3.375% 6/15/23	25,000	22,741
5.5% 12/15/16	100,000	110,126
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	8,775
3.15% 5/15/23	12,000	10,438
Simon Property Group LP 2.75% 2/1/23	7,000	6,346
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	6,000	5,811
4% 4/30/19	3,000	3,107
		264,162
TOTAL FINANCIALS		1,323,391
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.4%
Aetna, Inc.:
1.5% 11/15/17	2,000	1,940
2.75% 11/15/22	5,000	4,549
4.125% 11/15/42	3,000	2,608
Express Scripts Holding Co. 3.5% 11/15/16	100,000	105,555
UnitedHealth Group, Inc.:
1.625% 3/15/19	3,000	2,866
2.75% 2/15/23	2,000	1,836
2.875% 3/15/23	13,000	12,038
3.95% 10/15/42	2,000	1,724
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
3.3% 1/15/23	$ 28,000	$ 26,275
4.65% 1/15/43	3,000	2,762
		162,153
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	10,000	9,846
2.9% 11/6/22	11,000	10,224
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	3,000	2,950
Zoetis, Inc.:
1.875% 2/1/18 (d)	2,000	1,960
3.25% 2/1/23 (d)	4,000	3,758
4.7% 2/1/43 (d)	4,000	3,747
		32,485
TOTAL HEALTH CARE		194,638
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co. 4.125% 10/9/42	8,000	7,265
MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co. 4.375% 11/15/42	4,000	3,503
Metals & Mining - 0.1%
Barrick Gold Corp.:
3.85% 4/1/22	4,000	3,534
4.1% 5/1/23 (d)	31,000	27,189
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23 (d)	5,000	4,452
		35,175
TOTAL MATERIALS		38,678
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
5.35% 9/1/40	6,000	5,942
5.55% 8/15/41	100,000	101,884
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
5.15% 6/15/17	$ 2,000	$ 2,085
6% 4/1/17	2,000	2,140
6.15% 9/15/19	2,000	2,080
Embarq Corp. 7.082% 6/1/16	6,000	6,744
Verizon Communications, Inc. 3.85% 11/1/42	3,000	2,396
		123,271
UTILITIES - 0.4%
Electric Utilities - 0.2%
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	3,651
Cleveland Electric Illuminating Co. 5.7% 4/1/17	3,000	3,272
Duke Energy Corp. 2.1% 6/15/18	5,000	4,967
FirstEnergy Corp.:
2.75% 3/15/18	8,000	7,667
4.25% 3/15/23	30,000	27,188
Northeast Utilities:
1.45% 5/1/18	3,000	2,887
2.8% 5/1/23	12,000	11,011
PPL Capital Funding, Inc. 3.4% 6/1/23	6,000	5,611
		66,254
Multi-Utilities - 0.2%
Dominion Resources, Inc. 2.5756% 9/30/66 (f)	1,000	931
NiSource Finance Corp. 4.45% 12/1/21	100,000	102,305
Sempra Energy 2.875% 10/1/22	4,000	3,687
		106,923
TOTAL UTILITIES		173,177
TOTAL NONCONVERTIBLE BONDS (Cost $2,864,377)		2,757,780
U.S. Treasury Obligations - 6.0%

U.S. Treasury Bonds 3.625% 8/15/43	215,000	211,775
U.S. Treasury Notes:
0.375% 1/15/16	1,604,000	1,597,610
0.5% 6/15/16	260,000	258,538
0.875% 1/31/18	7,000	6,832
1% 5/31/18	5,000	4,874
U.S. Treasury Obligations - continued
	Principal Amount	Value
U.S. Treasury Notes: - continued
1.375% 7/31/18	$ 51,000	$ 50,442
1.5% 8/31/18	159,000	158,006
2% 2/15/23	2,000	1,876
2.125% 8/31/20 (e)	186,000	184,547
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,472,757)		2,474,500
U.S. Government Agency - Mortgage Securities - 7.4%

Fannie Mae - 5.0%
3% 9/1/28 (e)	100,000	102,109
3% 2/1/43	197,335	188,933
3% 9/1/43 (e)	100,000	95,602
3.5% 2/1/41 to 6/1/43	422,057	419,379
4% 4/1/25 to 3/1/41	258,903	269,223
4% 9/1/43 (e)	100,000	103,117
4.5% 3/1/41 to 10/1/41	69,878	73,912
4.5% 9/1/43 (e)	300,000	316,500
4.5% 10/1/43 (e)	300,000	315,703
5% 6/1/35 to 2/1/38	150,242	161,562
TOTAL FANNIE MAE		2,046,040
Freddie Mac - 0.8%
3% 2/1/43	97,599	93,148
3.5% 10/1/42 to 6/1/43	149,363	146,358
3.5% 9/1/43 (e)	100,000	99,445
TOTAL FREDDIE MAC		338,951
Ginnie Mae - 1.6%
3.5% 4/20/42 to 10/15/42	196,039	197,831
4% 9/15/39 to 8/15/40	200,010	207,924
4% 9/1/43 (e)	100,000	104,039
5% 10/15/33	145,297	157,866
TOTAL GINNIE MAE		667,660
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,127,854)		3,052,651
Collateralized Mortgage Obligations - 0.9%
	Principal Amount	Value
U.S. Government Agency - 0.9%
Fannie Mae:
floater:
Series 2006-82 Class F, 0.7541% 9/25/36 (f)	$ 3,274	$ 3,283
Series 2007-53 Class FB, 0.5841% 6/25/37 (f)	21,069	21,043
Series 2007-85 Class FL, 0.7241% 9/25/37 (f)	7,232	7,272
Series 2007-89 Class FT, 0.7541% 9/25/37 (f)	6,354	6,406
Series 2012-122 Class LF, 0.5841% 11/25/42 (f)	94,156	94,668
Series 2013-44 Class FA, 0.44% 5/25/43 (f)	36,247	36,163
floater planned amortization class:
Series 2012-128 Class VF, 0.4341% 6/25/42 (f)	38,158	38,246
Series 2012-111 Class NF, 0.5341% 5/25/42 (f)	9,412	9,414
Series 2012-113 Class PF, 0.5341% 10/25/40 (f)	19,039	19,059
Series 2012-128 Class YF, 0.4841% 6/25/42 (f)	38,158	38,303
floater sequential payer Series 2012-120 Class FE 0.4841% 2/25/39 (f)	4,519	4,486
Freddie Mac:
floater:
Series 3349 Class FE, 0.6741% 7/15/37 (f)	7,972	8,014
Series 3376 Class FA, 0.7841% 10/15/37 (f)	7,842	7,905
Series 4087 Class FB, 0.6541% 7/15/42 (f)	72,573	72,431
floater planned amortization class Series 4094 Class BF, 0.5841% 8/15/32 (f)	9,266	9,293
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2010-113 Class JF, 0.5841% 3/20/38 (f)	7,335	7,365
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $384,287)		383,351
Commercial Mortgage Securities - 2.4%

Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	10,000	10,939
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	98,500	108,243
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	120,000	131,723
Series 2006-GG7 Class A4, 5.8603% 7/10/38 (f)	25,000	27,449
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-CB18 Class A4, 5.44% 6/12/47	50,000	54,827
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer: - continued
Series 2007-CB19 Class A4, 5.711% 2/12/49 (f)	$ 20,000	$ 22,279
Series 2007-LD11 Class A4, 5.8137% 6/15/49 (f)	240,000	267,327
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	9,589	10,512
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-4 Class A3, 5.172% 12/12/49 (f)	25,000	27,223
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	170,000	187,304
Series 2007-C31 Class A4, 5.509% 4/15/47	10,000	10,944
Series 2007-C32 Class A3, 5.7482% 6/15/49 (f)	90,000	100,547
Series 2007-C33 Class A4, 5.9241% 2/15/51 (f)	24,000	26,189
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $983,308)		985,506
Municipal Securities - 0.5%

California Gen. Oblig.:
7.55% 4/1/39	5,000	6,472
7.6% 11/1/40	115,000	150,701
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	50,000	43,867
Series 2010-1, 6.63% 2/1/35	5,000	4,933
Series 2010-3, 6.725% 4/1/35	5,000	4,978
Series 2011, 5.877% 3/1/19	5,000	5,367
TOTAL MUNICIPAL SECURITIES (Cost $225,461)		216,318
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 4.75% 3/8/44 (Cost $10,952)	10,000	8,700
Fixed-Income Funds - 73.0%
	Shares
Intermediate-Term Bond Funds - 71.6%
DoubleLine Total Return Bond Fund Class I	208,305	2,266,356
Fidelity GNMA Fund (c)	83,836	942,317
JPMorgan Core Bond Fund Select Class	404,427	4,679,222
Fixed-Income Funds - continued
	Shares	Value
Intermediate-Term Bond Funds - continued
Metropolitan West Total Return Bond Fund Class I	363,807	$ 3,827,247
PIMCO Total Return Fund Institutional Class	920,794	9,806,460
Western Asset Core Bond Fund Class I	209,685	2,467,989
Western Asset Core Plus Bond Fund Class I	503,163	5,605,237
TOTAL INTERMEDIATE-TERM BOND FUNDS		29,594,828
Long Government Bond Funds - 0.4%
Spartan Long-Term Treasury Bond Index Fund Investor Class (c)	16,431	187,317
Long-Term Bond Funds - 1.0%
PIMCO Long-Term Credit Fund Institutional Class	35,116	414,020
TOTAL FIXED-INCOME FUNDS (Cost $31,452,259)		30,196,165
Short-Term Funds - 3.0%

Short-Term Funds - 3.0%
Prudential Short-Term Corporate Bond Fund Class Z (Cost $1,280,868)	110,854	1,254,870
Money Market Funds - 2.8%

SSgA US Treasury Money Market Fund, 0% (a) (Cost $1,155,575)	1,155,575	1,155,575
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $43,957,698)		42,485,416
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(1,125,549)
NET ASSETS - 100%		$ 41,359,867
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 9/1/43	$ (100,000)	$ (99,727)
4.5% 9/1/43	(300,000)	(316,500)
TOTAL FANNIE MAE		(416,227)
Ginnie Mae
4% 9/1/43	(100,000)	(103,820)
4% 9/1/43	(100,000)	(103,820)
TOTAL GINNIE MAE		(207,640)
TOTAL TBA SALE COMMITMENTS (Proceeds $623,324)		$ (623,867)
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $199,362 or 0.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 829,110	$ 150,954	$ -	$ 7,257	$ 942,317
Spartan Long-Term Treasury Bond Index Fund Investor Class	205,211	3,152	-	3,152	187,317
Spartan U.S. Bond Index Fund Investor Class	2,313,521	41,675	2,349,424	9,439	-
Total	$ 3,347,842	$ 195,781	$ 2,349,424	$ 19,848	$ 1,129,634
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,757,780	$ -	$ 2,757,780	$ -
U.S. Government and Government Agency Obligations	2,474,500	-	2,474,500	-
U.S. Government Agency - Mortgage Securities	3,052,651	-	3,052,651	-
Collateralized Mortgage Obligations	383,351	-	383,351	-
Commercial Mortgage Securities	985,506	-	985,506	-
Municipal Securities	216,318	-	216,318	-
Foreign Government and Government Agency Obligations	8,700	-	8,700	-
Fixed-Income Funds	30,196,165	30,196,165	-	-
Short-Term Funds	1,254,870	1,254,870	-	-
Money Market Funds	1,155,575	1,155,575	-	-
Total Investments in Securities:	$ 42,485,416	$ 32,606,610	$ 9,878,806	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (623,867)	$ -	$ (623,867)	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $42,745,888)	$ 41,355,782
Affiliated issuers (cost $1,211,810)	1,129,634
Total Investments (cost $43,957,698)		$ 42,485,416
Receivable for investments sold, regular delivery		345,746
Receivable for TBA sale commitments		623,324
Receivable for fund shares sold		1,713
Interest receivable		46,289
Prepaid expenses		196
Receivable from investment adviser for expense reductions		56
Other receivables		19
Total assets		43,502,759

Liabilities
Payable for investments purchased Regular delivery	$ 299,964
Delayed delivery	1,188,126
TBA sale commitments, at value	623,867
Payable for fund shares redeemed	2,291
Accrued management fee	1,120
Other affiliated payables	1,871
Other payables and accrued expenses	25,653
Total liabilities		2,142,892

Net Assets		$ 41,359,867
Net Assets consist of:
Paid in capital		$ 42,957,766
Undistributed net investment income		13,613
Accumulated undistributed net realized gain (loss) on investments		(138,687)
Net unrealized appreciation (depreciation) on investments		(1,472,825)
Net Assets		$ 41,359,867

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Core Income Multi-Manager: Net Asset Value, offering price and redemption price per share ($40,848,195 ÷ 4,241,282 shares)	$ 9.63

Class F: Net Asset Value, offering price and redemption price per share ($511,672 ÷ 53,105 shares)	$ 9.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 450,365
Affiliated issuers		19,848
Interest		104,848
Total income		575,061

Expenses
Management fee	$ 69,725
Transfer agent fees	3,240
Accounting fees and expenses	8,692
Custodian fees and expenses	8,889
Independent trustees' compensation	263
Registration fees	23,329
Audit	21,978
Legal	80
Miscellaneous	177
Total expenses before reductions	136,373
Expense reductions	(87,223)	49,150
Net investment income (loss)		525,911
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(106,580)
Affiliated issuers	(20,489)
Total net realized gain (loss)		(127,069)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,710,948)
Delayed delivery commitments	984
Total change in net unrealized appreciation (depreciation)		(1,709,964)
Net gain (loss)		(1,837,033)
Net increase (decrease) in net assets resulting from operations		$ (1,311,122)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	For the period June 19, 2012 (commencement of operations) to February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 525,911	$ 818,928
Net realized gain (loss)	(127,069)	374,020
Change in net unrealized appreciation (depreciation)	(1,709,964)	237,139
Net increase (decrease) in net assets resulting from operations	(1,311,122)	1,430,087
Distributions to shareholders from net investment income	(520,076)	(803,094)
Distributions to shareholders from net realized gain	(126,057)	(267,687)
Total distributions	(646,133)	(1,070,781)
Share transactions - net increase (decrease)	1,070,589	41,887,227
Total increase (decrease) in net assets	(886,666)	42,246,533

Net Assets
Beginning of period	42,246,533	-
End of period (including undistributed net investment income of $13,613 and undistributed net investment income of $7,778, respectively)	$ 41,359,867	$ 42,246,533

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Core Income Multi-Manager

	Six months ended August 31, 2013	Year ended February 28,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.124	.201
Net realized and unrealized gain (loss)	(.431)	.151
Total from investment operations	(.307)	.352
Distributions from net investment income	(.123)	(.197)
Distributions from net realized gain	(.030)	(.065)
Total distributions	(.153)	(.262)
Net asset value, end of period	$ 9.63	$ 10.09
Total Return B, C	(3.08)%	3.54%
Ratios to Average Net Assets F
Expenses before reductions	.65% A	.66% A
Expenses net of fee waivers, if any	.23% A	.23% A
Expenses net of all reductions	.23% A	.23% A
Net investment income (loss)	2.49% A	2.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,848	$ 41,975
Portfolio turnover rate G	113% A	190% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 19, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2013	Year ended February 28,
	(Unaudited)	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.19
Income from Investment Operations
Net investment income (loss) D	.123	.072
Net realized and unrealized gain (loss)	(.430)	(.029) E
Total from investment operations	(.307)	.043
Distributions from net investment income	(.123)	(.068)
Distributions from net realized gain	(.030)	(.065)
Total distributions	(.153)	(.133)
Net asset value, end of period	$ 9.64	$ 10.10
Total Return B, C	(3.07)%	.43%
Ratios to Average Net Assets G
Expenses before reductions	.62% A	.66% A
Expenses net of fee waivers, if any	.23% A	.23% A
Expenses net of all reductions	.23% A	.23% A
Net investment income (loss)	2.49% A	3.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 512	$ 272
Portfolio turnover rate H	113% A	190% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Core Income Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund offers Core Income Multi-Manager and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

In June 2013, the Board of Trustees approved the creation of additional classes of shares. The Fund will commence sale of shares of Class L and Class N in November 2013.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 40,065
Gross unrealized depreciation	(1,513,138)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,473,073)

Tax cost	$ 43,958,489

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $4,358,718 and $2,651,730, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers.

The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the period, the total annualized management fee rate was .33% of the Fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

During the period, Strategic Advisers waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Prudential Investment Management, Inc. (Prudential) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Prudential has not been allocated any portion of the Fund's assets. Prudential in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Core Income Multi-Manager. Core Income Multi-Manager does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Core Income Multi-Manager	$ 3,240.02

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The Fund participates with other funds managed by Fidelity Management & Research Company (FMR) or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2015. During the period, this waiver reduced the Fund's management fee by $62,834.

Strategic Advisers has also contractually agreed to reimburse Core Income Multi-Manager until April 30, 2015 to the extent that annual operating expenses exceed .20% of average net assets. During the period, this reimbursement reduced Core Income Multi-Manager's expenses by $24,244. In addition, Strategic Advisers has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed .20% of Class F's average net assets. During the period, this reimbursement reduced Class F's expenses by $145. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Period ended February 28, 2013 A, B
From net investment income
Core Income Multi-Manager	$ 515,950	$ 801,301
Class F	4,126	1,793
Total	$ 520,076	$ 803,094
From net realized gain
Core Income Multi-Manager	$ 125,240	$ 265,984
Class F	817	1,703
Total	$ 126,057	$ 267,687

A Distributions for Core Income Multi-Manager are for the period June 19, 2012 (commencement of operations) to February 28, 2013.

B Distributions for Class F are for the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Period ended February 28, 2013 A, B	Six months ended August 31, 2013	Period ended February 28, 2013 A, B
Core Income Multi-Manager
Shares sold	53,522	4,056,536	$ 524,787	$ 40,576,253
Reinvestment of distributions	64,632	105,216	641,190	1,067,285
Shares redeemed	(35,582)	(3,042)	(350,686)	(30,782)
Net increase (decrease)	82,572	4,158,710	$ 815,291	$ 41,612,756
Class F
Shares sold	26,249	26,581	$ 255,897	$ 270,976
Reinvestment of distributions	500	345	4,943	3,495
Shares redeemed	(570)	-	(5,542)	-
Net increase (decrease)	26,179	26,926	$ 255,298	$ 274,471

A Share transactions for Core Income Multi-Manager are for the period June 19, 2012 (commencement of operations) to February 28, 2013.

B Share transactions for Class F are for the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of approximately 98% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Income Multi-Manager Fund

On March 5, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Prudential Investment Management, Inc. (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and approach to recruiting, managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the fund's projected total operating expenses. The Board also considered Strategic Advisers' contractual agreement to waive its 0.30% portion of the fund's management fee through July 31, 2013. The Board also considered that the fund's maximum aggregate annual management fee rate may not exceed 0.65% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund. The Board also noted that Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) exceed 0.20% of the fund's average net assets through July 31, 2013.

Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential for direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Semiannual Report

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors LLC

Prudential Investment
Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ACF-F-SANN-1013
1.951467.100

Strategic Advisers®
Income Opportunities Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.02%	$ 1,000.00	$ 1,009.60	$ .10
Hypothetical A		$ 1,000.00	$ 1,025.10	$ .10

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
T. Rowe Price High Yield Fund Advisor Class	19.6	21.1
Fidelity Capital & Income Fund	17.9	19.5
Fidelity High Income Fund	12.0	13.1
BlackRock High Yield Bond Portfolio Investor A Class	10.1	10.5
Janus High-Yield Fund Class T	9.7	10.5
Eaton Vance Income Fund of Boston - Class A	7.6	5.8
PIMCO High Yield Fund Administrative Class	6.7	7.3
Hotchkis and Wiley High Yield Fund A	6.4	4.0
MainStay High Yield Corporate Bond Fund Class A	5.8	3.6
Fidelity Advisor High Income Advantage Fund Institutional Class	2.2	2.4
	98.0
Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
High Yield Fixed-Income Funds 100.0%	High Yield Fixed-Income Funds 100.0%
Net Other Assets (Liabilities) 0.0%†	Net Other Assets (Liabilities) 0.0%†

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
† Amount represents less than 0.1%

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Fixed-Income Funds - 100.0%
BlackRock High Yield Bond Portfolio Investor A Class	51,438,324	$ 414,592,888
Eaton Vance Income Fund of Boston - Class A	52,743,462	312,241,295
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	9,358,960	91,343,451
Fidelity Advisor High Income Fund Institutional Class (a)	9,798,547	84,071,529
Fidelity Capital & Income Fund (a)	78,099,582	738,041,046
Fidelity High Income Fund (a)	53,654,482	493,084,686
Hotchkis and Wiley High Yield Fund A	20,532,328	262,403,147
Janus High-Yield Fund Class T	43,450,971	398,445,400
MainStay High Yield Corporate Bond Fund Class A	40,076,101	239,655,082
PIMCO High Yield Fund Administrative Class	29,108,564	274,493,758
T. Rowe Price High Yield Fund Advisor Class	116,298,164	807,109,258
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,927,324,045)		4,115,481,540
NET OTHER ASSETS (LIABILITIES) - 0.0%		(552,874)
NET ASSETS - 100%		$ 4,114,928,666
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 90,291,547	$ 2,369,039	$ -	$ 2,369,039	$ 91,343,451
Fidelity Advisor High Income Fund Institutional Class	83,937,551	2,274,194	-	2,274,194	84,071,529
Fidelity Capital & Income Fund	733,598,487	18,530,594	-	18,530,594	738,041,046
Fidelity High Income Fund	492,213,385	13,647,927	-	13,647,927	493,084,686
Total	$ 1,400,040,970	$ 36,821,754	$ -	$ 36,821,754	$ 1,406,540,712
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,630,302,325)	$ 2,708,940,828
Affiliated issuers (cost $1,297,021,720)	1,406,540,712
Total Investments (cost $3,927,324,045)		$ 4,115,481,540
Cash		7
Receivable for fund shares sold		3,410,871
Prepaid expenses		17,338
Other receivables		1,849
Total assets		4,118,911,605

Liabilities
Payable for investments purchased	$ 2,125,615
Payable for fund shares redeemed	1,745,338
Distributions payable	12,909
Other affiliated payables	26,224
Other payables and accrued expenses	72,853
Total liabilities		3,982,939

Net Assets		$ 4,114,928,666
Net Assets consist of:
Paid in capital		$ 3,929,233,382
Undistributed net investment income		989,304
Accumulated undistributed net realized gain (loss) on investments		(3,451,515)
Net unrealized appreciation (depreciation) on investments		188,157,495
Net Assets, for 411,150,350 shares outstanding		$ 4,114,928,666
Net Asset Value, offering price and redemption price per share ($4,114,928,666 ÷ 411,150,350 shares)		$ 10.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 77,101,909
Affiliated issuers		36,821,754
Total income		113,923,663

Expenses
Management fee	$ 4,973,913
Transfer agent fees	363
Accounting fees and expenses	154,577
Custodian fees and expenses	3,173
Independent trustees' compensation	24,570
Registration fees	124,195
Audit	19,960
Legal	7,389
Miscellaneous	21,929
Total expenses before reductions	5,330,069
Expense reductions	(4,973,913)	356,156
Net investment income (loss)		113,567,507
Change in net unrealized appreciation (depreciation) on underlying funds		(81,689,950)
Net gain (loss)		(81,689,950)
Net increase (decrease) in net assets resulting from operations		$ 31,877,557

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 113,567,507	$ 230,245,438
Net realized gain (loss)	-	14,192,973
Change in net unrealized appreciation (depreciation)	(81,689,950)	157,418,542
Net increase (decrease) in net assets resulting from operations	31,877,557	401,856,953
Distributions to shareholders from net investment income	(112,657,054)	(229,609,466)
Distributions to shareholders from net realized gain	(3,778,169)	(11,694,792)
Total distributions	(116,435,223)	(241,304,258)
Share transactions Proceeds from sales of shares	541,923,812	1,814,668,235
Reinvestment of distributions	116,316,822	240,901,111
Cost of shares redeemed	(227,877,549)	(1,401,873,614)
Net increase (decrease) in net assets resulting from share transactions	430,363,085	653,695,732
Total increase (decrease) in net assets	345,805,419	814,248,427

Net Assets
Beginning of period	3,769,123,247	2,954,874,820
End of period (including undistributed net investment income of $989,304 and undistributed net investment income of $78,851, respectively)	$ 4,114,928,666	$ 3,769,123,247
Other Information Shares
Sold	52,975,807	184,043,320
Issued in reinvestment of distributions	11,426,870	24,270,732
Redeemed	(22,330,585)	(140,404,310)
Net increase (decrease)	42,072,092	67,909,742

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 9.81	$ 10.10	$ 9.19	$ 6.52	$ 9.27
Income from Investment Operations
Net investment income (loss) D	.291	.595	.657	.699	.648	.660
Net realized and unrealized gain (loss)	(.192)	.430	(.286)	.910	2.684	(2.753)
Total from investment operations	.099	1.025	.371	1.609	3.332	(2.093)
Distributions from net investment income	(.289)	(.595)	(.653)	(.687)	(.652)	(.657)
Distributions from net realized gain	(.010)	(.030)	(.008)	(.012)	(.010)	-
Total distributions	(.299)	(.625)	(.661)	(.699)	(.662)	(.657)
Net asset value, end of period	$ 10.01	$ 10.21	$ 9.81	$ 10.10	$ 9.19	$ 6.52
Total Return B, C	.96%	10.82%	4.00%	18.17%	52.61%	(23.54)%
Ratios to Average Net Assets E
Expenses before reductions	.27% A	.27%	.27%	.27%	.25%	.26%
Expenses net of fee waivers, if any	.02% A	.02%	.02%	.01%	.00%	.00%
Expenses net of all reductions	.02% A	.02%	.02%	.01%	.00%	.00%
Net investment income (loss)	5.66% A	6.01%	6.82%	7.27%	7.88%	8.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,114,929	$ 3,769,123	$ 2,954,875	$ 2,047,371	$ 768,753	$ 481,952
Portfolio turnover rate F	0%	27%	2%	2%	32%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. F Amounts do not include the portfolio activity of any Underlying Funds. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Income Opportunities Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 199,226,955
Gross unrealized depreciation	(13,799,178)
Net unrealized appreciation (depreciation) on securities and other investments	$ 185,427,777

Tax cost	$ 3,930,053,763

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $427,919,511 and $0, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .75% of the Fund's average net assets. For the period, the total annualized management fee rate was .25% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reductions note.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of less than .01% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,856 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2016. During the period, this waiver reduced the Fund's management fee by $4,973,913.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SRQ-USAN-1013
1.926374.102

Strategic Advisers®
Income Opportunities Fund of Funds

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Income Opportunities	.10%
Actual		$ 1,000.00	$ 1,008.90	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class F	.10%
Actual		$ 1,000.00	$ 1,008.90	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
T. Rowe Price High Yield Fund	20.2	21.7
Fidelity Capital & Income Fund	18.1	19.2
Fidelity High Income Fund	12.4	13.5
BlackRock High Yield Bond Fund Institutional Class	10.1	10.0
Janus High-Yield Fund Class I Shares	10.1	10.1
Eaton Vance Income Fund of Boston Class I	7.1	5.5
PIMCO High-Yield Fund Institutional Class	6.8	7.5
Hotchkis and Wiley High Yield Fund I	6.0	3.5
MainStay High Yield Corporate Bond Fund Class I	5.5	3.5
Fidelity Advisor High Income Advantage Fund Institutional Class	2.1	3.1
	98.4
Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
High Yield Fixed-Income Funds 100.5%	High Yield Fixed-Income Funds 100.6%
Short-Term Investments and Net Other Assets (Liabilities)† (0.5)%	Short-Term Investments and Net Other Assets (Liabilities)† (0.6)%

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.5%
	Shares	Value
High Yield Fixed-Income Funds - 100.5%
BlackRock High Yield Bond Fund Institutional Class	25,744	$ 207,500
Eaton Vance Income Fund of Boston Class I	24,582	145,770
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	4,506	43,974
Fidelity Advisor High Income Fund Institutional Class (a)	4,996	42,870
Fidelity Capital & Income Fund (a)	39,556	373,809
Fidelity High Income Fund (a)	27,706	254,617
Hotchkis and Wiley High Yield Fund I	9,605	123,517
Janus High-Yield Fund Class I Shares	22,595	207,200
MainStay High Yield Corporate Bond Fund Class I	18,965	113,409
PIMCO High-Yield Fund Institutional Class	14,880	140,318
T. Rowe Price High Yield Fund	59,692	415,458
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,062,839)		2,068,442
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(9,989)
NET ASSETS - 100%		$ 2,058,453
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 37,401	$ 35,369	$ 28,199	$ 1,094	$ 43,974
Fidelity Advisor High Income Fund Institutional Class	36,698	35,386	28,199	1,111	42,870
Fidelity Capital & Income Fund	235,291	223,934	79,312	6,857	373,809
Fidelity High Income Fund	166,020	153,813	60,144	5,287	254,617
Total	$ 475,410	$ 448,502	$ 195,854	$ 14,349	$ 715,270
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,350,929)	$ 1,353,172
Affiliated issuers (cost $711,910)	715,270
Total Investments (cost $2,062,839)		$ 2,068,442
Receivable for fund shares sold		6,850
Prepaid expenses		5
Receivable from investment adviser for expense reductions		3,517
Other receivables		1
Total assets		2,078,815

Liabilities
Payable for investments purchased	$ 6,460
Payable for fund shares redeemed	562
Other affiliated payables	19
Audit payable	9,561
Custodian fee payable	3,640
Other payables and accrued expenses	120
Total liabilities		20,362

Net Assets		$ 2,058,453
Net Assets consist of:
Paid in capital		$ 2,053,614
Undistributed net investment income		1,008
Accumulated undistributed net realized gain (loss) on investments		(1,772)
Net unrealized appreciation (depreciation) on investments		5,603
Net Assets		$ 2,058,453

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Income Opportunities: Net Asset Value, offering price and redemption price per share ($1,779,500 ÷ 171,203 shares)	$ 10.39

Class F: Net Asset Value, offering price and redemption price per share ($278,953 ÷ 26,840 shares)	$ 10.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 28,241
Affiliated issuers		14,349
Total income		42,590

Expenses
Management fee	$ 2,176
Transfer agent fees	347
Accounting fees and expenses	90
Custodian fees and expenses	6,839
Independent trustees' compensation	9
Registration fees	22,456
Audit	12,998
Legal	2
Miscellaneous	4
Total expenses before reductions	44,921
Expense reductions	(44,186)	735
Net investment income (loss)		41,855
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(474)
Affiliated issuers	(755)
Total net realized gain (loss)		(1,229)
Change in net unrealized appreciation (depreciation) on investment securities		(30,061)
Net gain (loss)		(31,290)
Net increase (decrease) in net assets resulting from operations		$ 10,565

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	For the period June 19, 2012 (commencement of operations) to February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,855	$ 29,263
Net realized gain (loss)	(1,229)	1,780
Change in net unrealized appreciation (depreciation)	(30,061)	35,664
Net increase (decrease) in net assets resulting from operations	10,565	66,707
Distributions to shareholders from net investment income	(41,315)	(28,795)
Distributions to shareholders from net realized gain	(505)	(1,818)
Total distributions	(41,820)	(30,613)
Share transactions - net increase (decrease)	863,366	1,190,056
Redemption fees	172	20
Total increase (decrease) in net assets	832,283	1,226,170

Net Assets
Beginning of period	1,226,170	-
End of period (including undistributed net investment income of $1,008 and undistributed net investment income of $468, respectively)	$ 2,058,453	$ 1,226,170

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Opportunities

	Six months ended August 31, 2013	Period ended February 28,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.304	.436
Net realized and unrealized gain (loss)	(.209)	.615
Total from investment operations	.095	1.051
Distributions from net investment income	(.302)	(.431)
Distributions from net realized gain	(.004)	(.020)
Total distributions	(.306)	(.451)
Redemption fees added to paid in capital D	.001	- G
Net asset value, end of period	$ 10.39	$ 10.60
Total Return B, C	.89%	10.69%
Ratios to Average Net Assets F
Expenses before reductions	6.14% A	10.12% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	5.72% A	6.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,780	$ 1,042
Portfolio turnover rate H	58% A	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 19, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount represents less than $.001 per share.

H Amounts do not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2013	Period ended February 28,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.52
Income from Investment Operations
Net investment income (loss) D	.304	.125
Net realized and unrealized gain (loss)	(.209)	.096
Total from investment operations	.095	.221
Distributions from net investment income	(.302)	(.121)
Distributions from net realized gain	(.004)	(.020)
Total distributions	(.306)	(.141)
Redemption fees added to paid in capital D	.001	- G
Net asset value, end of period	$ 10.39	$ 10.60
Total Return B, C	.89%	2.11%
Ratios to Average Net Assets F
Expenses before reductions	6.11% A	7.40% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	5.72% A	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 279	$ 184
Portfolio turnover rate H	58% A	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount represents less than $.001 per share.

H Amounts do not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Income Opportunities Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Income Opportunities and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

In June 2013, the Board of Trustees approved the creation of additional classes of shares. The Fund will commence sale of shares of Class L and Class N in November 2013.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Fund's expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,018
Gross unrealized depreciation	(17,117)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,901

Tax cost	$ 2,065,541

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $1,297,995 and $432,108, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .80% of the Fund's average net assets. For the period, the total annualized management fee rate was .30% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

During the period, Strategic Advisers waived its management fee as described in the Expense Reductions note.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Income Opportunities. Income Opportunities does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Income Opportunities	$ 347.06

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2015. During the period, this waiver reduced the Fund's management fee by $2,176.

Strategic Advisers has also contractually agreed to reimburse Income Opportunities until April 30, 2015 to the extent that annual operating expenses exceed .10% of average net assets. During the period, this reimbursement reduced Income Opportunities expenses

Semiannual Report

6. Expense Reductions - continued

by $35,939. In addition, Strategic Advisers has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed .10% of Class F's average net assets. During the period, this reimbursement reduced Class F expenses by $6,071. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Period ended February 28, 2013A,B
From net investment income
Income Opportunities	$ 35,310	$ 26,747
Class F	6,005	2,048
Total	$ 41,315	$ 28,795
From net realized gain
Income Opportunities	$ 435	$ 1,480
Class F	70	338
Total	$ 505	$ 1,818

A Distributions for Income Opportunities are for the period June 19, 2012 (commencement of operations) to February 28, 2013.

B Distributions for Class F are for the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Period ended February 28, 2013 A,B	Six months ended August 31, 2013	Period ended February 28, 2013 A,B
Income Opportunities
Shares sold	102,491	98,149	$ 1,079,493	$ 1,005,971
Reinvestment of distributions	3,384	2,708	35,745	28,227
Shares redeemed	(32,955)	(2,574)	(351,283)	(27,127)
Net increase (decrease)	72,920	98,283	$ 763,955	$ 1,007,071
Class F
Shares sold	9,176	17,159	$ 96,477	$ 180,599
Reinvestment of distributions	575	226	6,075	2,386
Shares redeemed	(296)	-	(3,141)	-
Net increase (decrease)	9,455	17,385	$ 99,411	$ 182,985

A Share transactions for Income Opportunities are for the period June 19, 2012 (commencement of operations) to February 28, 2013.

B Share transactions for Class F are for the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of approximately 49% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ODF-USAN-1013
1.941261.101

Strategic Advisers®
Income Opportunities Fund
of Funds
Class F

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Income Opportunities	.10%
Actual		$ 1,000.00	$ 1,008.90	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class F	.10%
Actual		$ 1,000.00	$ 1,008.90	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
T. Rowe Price High Yield Fund	20.2	21.7
Fidelity Capital & Income Fund	18.1	19.2
Fidelity High Income Fund	12.4	13.5
BlackRock High Yield Bond Fund Institutional Class	10.1	10.0
Janus High-Yield Fund Class I Shares	10.1	10.1
Eaton Vance Income Fund of Boston Class I	7.1	5.5
PIMCO High-Yield Fund Institutional Class	6.8	7.5
Hotchkis and Wiley High Yield Fund I	6.0	3.5
MainStay High Yield Corporate Bond Fund Class I	5.5	3.5
Fidelity Advisor High Income Advantage Fund Institutional Class	2.1	3.1
	98.4
Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
High Yield Fixed-Income Funds 100.5%	High Yield Fixed-Income Funds 100.6%
Short-Term Investments and Net Other Assets (Liabilities)† (0.5)%	Short-Term Investments and Net Other Assets (Liabilities)† (0.6)%

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.5%
	Shares	Value
High Yield Fixed-Income Funds - 100.5%
BlackRock High Yield Bond Fund Institutional Class	25,744	$ 207,500
Eaton Vance Income Fund of Boston Class I	24,582	145,770
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	4,506	43,974
Fidelity Advisor High Income Fund Institutional Class (a)	4,996	42,870
Fidelity Capital & Income Fund (a)	39,556	373,809
Fidelity High Income Fund (a)	27,706	254,617
Hotchkis and Wiley High Yield Fund I	9,605	123,517
Janus High-Yield Fund Class I Shares	22,595	207,200
MainStay High Yield Corporate Bond Fund Class I	18,965	113,409
PIMCO High-Yield Fund Institutional Class	14,880	140,318
T. Rowe Price High Yield Fund	59,692	415,458
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,062,839)		2,068,442
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(9,989)
NET ASSETS - 100%		$ 2,058,453
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 37,401	$ 35,369	$ 28,199	$ 1,094	$ 43,974
Fidelity Advisor High Income Fund Institutional Class	36,698	35,386	28,199	1,111	42,870
Fidelity Capital & Income Fund	235,291	223,934	79,312	6,857	373,809
Fidelity High Income Fund	166,020	153,813	60,144	5,287	254,617
Total	$ 475,410	$ 448,502	$ 195,854	$ 14,349	$ 715,270
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,350,929)	$ 1,353,172
Affiliated issuers (cost $711,910)	715,270
Total Investments (cost $2,062,839)		$ 2,068,442
Receivable for fund shares sold		6,850
Prepaid expenses		5
Receivable from investment adviser for expense reductions		3,517
Other receivables		1
Total assets		2,078,815

Liabilities
Payable for investments purchased	$ 6,460
Payable for fund shares redeemed	562
Other affiliated payables	19
Audit payable	9,561
Custodian fee payable	3,640
Other payables and accrued expenses	120
Total liabilities		20,362

Net Assets		$ 2,058,453
Net Assets consist of:
Paid in capital		$ 2,053,614
Undistributed net investment income		1,008
Accumulated undistributed net realized gain (loss) on investments		(1,772)
Net unrealized appreciation (depreciation) on investments		5,603
Net Assets		$ 2,058,453

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Income Opportunities: Net Asset Value, offering price and redemption price per share ($1,779,500 ÷ 171,203 shares)	$ 10.39

Class F: Net Asset Value, offering price and redemption price per share ($278,953 ÷ 26,840 shares)	$ 10.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 28,241
Affiliated issuers		14,349
Total income		42,590

Expenses
Management fee	$ 2,176
Transfer agent fees	347
Accounting fees and expenses	90
Custodian fees and expenses	6,839
Independent trustees' compensation	9
Registration fees	22,456
Audit	12,998
Legal	2
Miscellaneous	4
Total expenses before reductions	44,921
Expense reductions	(44,186)	735
Net investment income (loss)		41,855
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(474)
Affiliated issuers	(755)
Total net realized gain (loss)		(1,229)
Change in net unrealized appreciation (depreciation) on investment securities		(30,061)
Net gain (loss)		(31,290)
Net increase (decrease) in net assets resulting from operations		$ 10,565

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	For the period June 19, 2012 (commencement of operations) to February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,855	$ 29,263
Net realized gain (loss)	(1,229)	1,780
Change in net unrealized appreciation (depreciation)	(30,061)	35,664
Net increase (decrease) in net assets resulting from operations	10,565	66,707
Distributions to shareholders from net investment income	(41,315)	(28,795)
Distributions to shareholders from net realized gain	(505)	(1,818)
Total distributions	(41,820)	(30,613)
Share transactions - net increase (decrease)	863,366	1,190,056
Redemption fees	172	20
Total increase (decrease) in net assets	832,283	1,226,170

Net Assets
Beginning of period	1,226,170	-
End of period (including undistributed net investment income of $1,008 and undistributed net investment income of $468, respectively)	$ 2,058,453	$ 1,226,170

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Opportunities

	Six months ended August 31, 2013	Period ended February 28,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.304	.436
Net realized and unrealized gain (loss)	(.209)	.615
Total from investment operations	.095	1.051
Distributions from net investment income	(.302)	(.431)
Distributions from net realized gain	(.004)	(.020)
Total distributions	(.306)	(.451)
Redemption fees added to paid in capital D	.001	- G
Net asset value, end of period	$ 10.39	$ 10.60
Total Return B, C	.89%	10.69%
Ratios to Average Net Assets F
Expenses before reductions	6.14% A	10.12% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	5.72% A	6.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,780	$ 1,042
Portfolio turnover rate H	58% A	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 19, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount represents less than $.001 per share.

H Amounts do not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2013	Period ended February 28,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.52
Income from Investment Operations
Net investment income (loss) D	.304	.125
Net realized and unrealized gain (loss)	(.209)	.096
Total from investment operations	.095	.221
Distributions from net investment income	(.302)	(.121)
Distributions from net realized gain	(.004)	(.020)
Total distributions	(.306)	(.141)
Redemption fees added to paid in capital D	.001	- G
Net asset value, end of period	$ 10.39	$ 10.60
Total Return B, C	.89%	2.11%
Ratios to Average Net Assets F
Expenses before reductions	6.11% A	7.40% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	5.72% A	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 279	$ 184
Portfolio turnover rate H	58% A	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount represents less than $.001 per share.

H Amounts do not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Income Opportunities Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Income Opportunities and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

In June 2013, the Board of Trustees approved the creation of additional classes of shares. The Fund will commence sale of shares of Class L and Class N in November 2013.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Fund's expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,018
Gross unrealized depreciation	(17,117)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,901

Tax cost	$ 2,065,541

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $1,297,995 and $432,108, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .80% of the Fund's average net assets. For the period, the total annualized management fee rate was .30% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

During the period, Strategic Advisers waived its management fee as described in the Expense Reductions note.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Income Opportunities. Income Opportunities does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Income Opportunities	$ 347.06

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2015. During the period, this waiver reduced the Fund's management fee by $2,176.

Strategic Advisers has also contractually agreed to reimburse Income Opportunities until April 30, 2015 to the extent that annual operating expenses exceed .10% of average net assets. During the period, this reimbursement reduced Income Opportunities expenses

Semiannual Report

6. Expense Reductions - continued

by $35,939. In addition, Strategic Advisers has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed .10% of Class F's average net assets. During the period, this reimbursement reduced Class F expenses by $6,071. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Period ended February 28, 2013A,B
From net investment income
Income Opportunities	$ 35,310	$ 26,747
Class F	6,005	2,048
Total	$ 41,315	$ 28,795
From net realized gain
Income Opportunities	$ 435	$ 1,480
Class F	70	338
Total	$ 505	$ 1,818

A Distributions for Income Opportunities are for the period June 19, 2012 (commencement of operations) to February 28, 2013.

B Distributions for Class F are for the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Period ended February 28, 2013 A,B	Six months ended August 31, 2013	Period ended February 28, 2013 A,B
Income Opportunities
Shares sold	102,491	98,149	$ 1,079,493	$ 1,005,971
Reinvestment of distributions	3,384	2,708	35,745	28,227
Shares redeemed	(32,955)	(2,574)	(351,283)	(27,127)
Net increase (decrease)	72,920	98,283	$ 763,955	$ 1,007,071
Class F
Shares sold	9,176	17,159	$ 96,477	$ 180,599
Reinvestment of distributions	575	226	6,075	2,386
Shares redeemed	(296)	-	(3,141)	-
Net increase (decrease)	9,455	17,385	$ 99,411	$ 182,985

A Share transactions for Income Opportunities are for the period June 19, 2012 (commencement of operations) to February 28, 2013.

B Share transactions for Class F are for the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of approximately 49% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ODF-F-SANN-1013
1.951508.100

Strategic Advisers® International II Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2013

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P, and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.27%	$ 1,000.00	$ 1,048.20	$ 1.39
Hypothetical A		$ 1,000.00	$ 1,023.84	$ 1.38

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Diversified International Fund	15.8	16.3
Fidelity International Discovery Fund	15.1	14.9
Fidelity Advisor Overseas Fund Institutional Class	10.0	11.0
Fidelity International Capital Appreciation Fund	9.1	9.6
Fidelity International Value Fund	4.4	3.9
Fidelity Japan Fund	2.1	1.6
Fidelity Japan Smaller Companies Fund	1.9	1.6
Fidelity International Real Estate Fund	1.7	1.7
Fidelity International Small Cap Opportunities Fund	1.4	1.4
Fidelity Advisor Global Capital Appreciation Fund Institutional Class	1.3	1.3
	62.8
Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Stocks 32.0%	Stocks 34.5%
Foreign Large Blend Funds 40.9%	Foreign Large Blend Funds 42.2%
Foreign Large Growth Funds 9.3%	Foreign Large Growth Funds 9.8%
Foreign Large Value Funds 4.4%	Foreign Large Value Funds 3.9%
Foreign Small Mid Growth Funds 1.4%	Foreign Small Mid Growth Funds 1.4%
Other 5.3%	Other 4.5%
Sector Funds 1.7%	Sector Funds 1.7%
Short-Term Investments and Net Other Assets (Liabilities) 5.0%	Short-Term Investments and Net Other Assets (Liabilities) 2.0%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 31.7%
	Shares	Value
CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.2%
Aisin Seiki Co. Ltd.	6,900	$ 263,378
Bridgestone Corp.	40,600	1,325,132
Sumitomo Rubber Industries Ltd.	18,400	257,344
		1,845,854
Automobiles - 1.3%
Bayerische Motoren Werke AG (BMW)	3,636	342,585
Daimler AG (Germany)	31,319	2,149,112
Fuji Heavy Industries Ltd.	37,000	890,755
Honda Motor Co. Ltd.	55,700	1,997,138
Nissan Motor Co. Ltd.	107,100	1,059,491
Renault SA	13,000	929,173
Suzuki Motor Corp.	17,300	369,346
Toyota Motor Corp.	77,100	4,637,676
		12,375,276
Hotels, Restaurants & Leisure - 0.4%
Galaxy Entertainment Group Ltd. (a)	188,000	1,144,324
InterContinental Hotel Group PLC	14,100	394,878
Sands China Ltd.	262,800	1,511,504
Sodexo SA	3,500	308,863
Tatts Group Ltd.	112,302	320,854
Whitbread PLC	10,151	484,515
William Hill PLC	34,165	219,830
		4,384,768
Household Durables - 0.0%
Taylor Wimpey PLC	323,700	498,628
Internet & Catalog Retail - 0.1%
Rakuten, Inc.	79,100	969,148
Leisure Equipment & Products - 0.1%
Sega Sammy Holdings, Inc.	32,700	778,279
Media - 0.5%
Dentsu, Inc.	9,400	311,928
ITV PLC	384,300	980,275
Publicis Groupe SA	7,400	550,821
Reed Elsevier NV	28,573	516,038
Reed Elsevier PLC	46,600	571,590
RTL Group	4,600	445,208
West Australian Newspapers Holdings Ltd.	108,595	227,139
WPP PLC	95,009	1,760,093
		5,363,092
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Don Quijote Co. Ltd.	6,900	$ 357,290
Lifestyle International Holdings Ltd.	214,000	460,871
		818,161
Specialty Retail - 0.5%
H&M Hennes & Mauritz AB (B Shares)	53,125	1,951,902
Kingfisher PLC	228,300	1,362,117
Nitori Holdings Co. Ltd.	9,400	838,816
Yamada Denki Co. Ltd.	8,660	272,757
		4,425,592
Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	7,700	814,136
Compagnie Financiere Richemont SA Series A	15,342	1,457,610
Kering SA	8,750	1,976,362
Kering SA rights 10/1/13 (a)	6,200	16,388
LVMH Moet Hennessy - Louis Vuitton SA	6,719	1,177,066
		5,441,562
TOTAL CONSUMER DISCRETIONARY		36,900,360
CONSUMER STAPLES - 3.6%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	43,008	4,010,974
SABMiller PLC	32,700	1,557,755
Treasury Wine Estates Ltd.	84,328	357,267
		5,925,996
Food & Staples Retailing - 0.9%
Carrefour SA	38,140	1,193,907
Koninklijke Ahold NV	73,386	1,169,222
Seven & i Holdings Co., Ltd.	54,800	1,876,120
Tesco PLC	252,100	1,432,035
WM Morrison Supermarkets PLC	90,300	406,100
Woolworths Ltd.	66,250	2,103,311
		8,180,695
Food Products - 0.9%
Ajinomoto Co., Inc.	37,000	473,197
Associated British Foods PLC	13,300	380,273
Dairy Crest Group PLC	36,706	286,692
Nestle SA	63,889	4,181,167
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Unilever NV (Certificaten Van Aandelen) (Bearer)	55,000	$ 2,069,412
Unilever PLC	22,000	838,854
		8,229,595
Household Products - 0.3%
Henkel AG & Co. KGaA	7,916	643,529
Reckitt Benckiser Group PLC	24,000	1,630,904
Svenska Cellulosa AB (SCA) (B Shares)	44,100	1,077,322
		3,351,755
Personal Products - 0.1%
Beiersdorf AG	8,408	724,531
L'Oreal SA	4,000	667,433
		1,391,964
Tobacco - 0.8%
British American Tobacco PLC (United Kingdom)	63,721	3,222,030
Imperial Tobacco Group PLC	62,657	2,070,162
Japan Tobacco, Inc.	72,200	2,438,544
		7,730,736
TOTAL CONSUMER STAPLES		34,810,741
ENERGY - 2.1%
Energy Equipment & Services - 0.2%
Seadrill Ltd.	17,900	825,994
Technip SA	6,400	744,353
Transocean Ltd. (Switzerland)	18,200	826,819
		2,397,166
Oil, Gas & Consumable Fuels - 1.9%
BG Group PLC	175,721	3,341,303
BP PLC	235,669	1,629,608
INPEX Corp.	128	577,175
JX Holdings, Inc.	79,800	419,294
Repsol YPF SA	57,527	1,334,716
Royal Dutch Shell PLC:
Class A (United Kingdom)	112,994	3,654,450
Class B (United Kingdom)	30,195	1,016,303
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total SA	81,679	$ 4,523,049
Woodside Petroleum Ltd.	52,024	1,767,885
		18,263,783
TOTAL ENERGY		20,660,949
FINANCIALS - 8.4%
Capital Markets - 0.9%
Credit Suisse Group	83,898	2,418,311
Deutsche Bank AG	6,360	276,093
Macquarie Group Ltd.	15,633	610,275
Nomura Holdings, Inc.	111,100	766,014
UBS AG	248,088	4,793,459
		8,864,152
Commercial Banks - 4.4%
Australia & New Zealand Banking Group Ltd.	154,508	4,082,964
Banco Bilbao Vizcaya Argentaria SA	54,500	520,829
Bank of Ireland (a)	2,111,700	608,291
Banque Cantonale Vaudoise (Bearer)	680	364,318
Barclays PLC	455,439	1,995,100
BNP Paribas SA	39,600	2,481,575
Dah Sing Financial Holdings Ltd.	60,800	283,832
DBS Group Holdings Ltd.	24,000	297,272
DNB ASA	120,400	1,869,000
Erste Group Bank AG	25,100	804,621
HSBC Holdings PLC (United Kingdom)	523,729	5,483,420
Intesa Sanpaolo SpA	382,158	750,043
KBC Groupe SA	43,057	1,893,841
Lloyds Banking Group PLC (a)	1,661,200	1,868,556
Mitsubishi UFJ Financial Group, Inc.	369,100	2,151,043
National Australia Bank Ltd.	24,251	700,420
Nordea Bank AB	152,800	1,778,768
Shinsei Bank Ltd.	492,000	962,462
Societe Generale Series A	22,149	969,383
Standard Chartered PLC (United Kingdom)	93,502	2,088,010
Sumitomo Mitsui Financial Group, Inc.	69,000	3,032,955
Sumitomo Mitsui Trust Holdings, Inc.	204,000	880,990
Svenska Handelsbanken AB (A Shares)	20,700	888,301
Swedbank AB (A Shares)	64,000	1,448,543
United Overseas Bank Ltd.	102,860	1,603,861
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Westpac Banking Corp.	90,280	$ 2,522,303
Wing Hang Bank Ltd.	41,129	397,264
		42,727,965
Consumer Finance - 0.0%
Credit Saison Co. Ltd.	17,400	397,446
Diversified Financial Services - 0.4%
ING Groep NV (Certificaten Van Aandelen) (a)	100,400	1,093,117
Lifestyle Property Development Ltd. (a)	10,700	2,484
Mitsubishi UFJ Lease & Finance Co. Ltd.	99,100	446,753
ORIX Corp.	150,700	2,053,428
		3,595,782
Insurance - 1.6%
AEGON NV	240,800	1,714,055
Ageas	17,300	680,906
AIA Group Ltd.	403,400	1,771,340
Allianz AG	15,453	2,213,903
Aviva PLC	79,500	475,860
AXA SA	18,600	405,246
Catlin Group Ltd.	26,100	189,091
Legal & General Group PLC	228,878	662,565
MS&AD Insurance Group Holdings, Inc.	38,300	959,515
Prudential PLC	98,193	1,642,381
QBE Insurance Group Ltd.	13,444	181,881
Sampo Oyj (A Shares)	22,600	941,181
Suncorp-Metway Ltd.	94,750	1,039,816
Swiss Re Ltd.	9,400	721,328
Tokio Marine Holdings, Inc.	29,000	886,949
Zurich Insurance Group AG	4,671	1,162,667
		15,648,684
Real Estate Investment Trusts - 0.4%
British Land Co. PLC	52,258	451,892
Goodman Group unit	52,773	217,474
Macquarie CountryWide Trust	31,249	102,352
Mirvac Group unit	237,081	347,118
Nomura Real Estate Office Fund, Inc.	37	157,997
Unibail-Rodamco	4,100	921,732
Westfield Group unit	129,346	1,275,578
		3,474,143
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.7%
AEON Mall Co. Ltd.	18,150	$ 471,871
Cheung Kong Holdings Ltd.	20,000	285,513
Global Logistic Properties Ltd.	224,000	474,130
Hongkong Land Holdings Ltd.	83,000	536,180
Hysan Development Co. Ltd.	93,000	404,168
Mitsui Fudosan Co. Ltd.	37,000	1,158,305
New World Development Co. Ltd.	169,118	237,284
New World Development Co. Ltd. rights (a)	2,476	0
Sun Hung Kai Properties Ltd.	119,000	1,543,810
Swire Pacific Ltd. (A Shares)	33,500	384,057
Tokyo Tatemono Co. Ltd.	42,000	354,770
UOL Group Ltd.	85,000	426,466
Wheelock and Co. Ltd.	60,000	306,405
		6,582,959
TOTAL FINANCIALS		81,291,131
HEALTH CARE - 3.3%
Biotechnology - 0.4%
Amarin Corp. PLC ADR (a)	49,800	313,740
CSL Ltd.	42,693	2,583,546
Grifols SA ADR	28,592	866,052
		3,763,338
Health Care Equipment & Supplies - 0.1%
Ansell Ltd.	26,747	462,316
Olympus Corp. (a)	11,500	330,294
		792,610
Health Care Providers & Services - 0.1%
Fresenius SE & Co. KGaA	6,450	776,083
Pharmaceuticals - 2.7%
Astellas Pharma, Inc.	23,400	1,190,543
AstraZeneca PLC (United Kingdom)	11,916	586,713
Bayer AG	37,280	4,140,744
Daiichi Sankyo Kabushiki Kaisha	14,900	254,902
GlaxoSmithKline PLC	132,272	3,373,409
Hikma Pharmaceuticals PLC	29,060	456,648
Mitsubishi Tanabe Pharma Corp.	24,300	329,908
Novartis AG	9,455	688,794
Novo Nordisk A/S Series B	19,993	3,342,744
Roche Holding AG (participation certificate)	15,479	3,861,224
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Rohto Pharmaceutical Co. Ltd.	25,000	$ 350,132
Sanofi SA	59,893	5,739,935
Santen Pharmaceutical Co. Ltd.	7,300	337,228
Shionogi & Co. Ltd.	15,800	306,825
UCB SA	17,600	1,023,486
		25,983,235
TOTAL HEALTH CARE		31,315,266
INDUSTRIALS - 3.9%
Aerospace & Defense - 0.5%
European Aeronautic Defence and Space Co. (EADS) NV	13,200	760,723
Finmeccanica SpA (a)	183,500	938,563
Meggitt PLC	55,700	454,466
Rolls-Royce Group PLC	65,400	1,127,016
Safran SA	28,230	1,567,587
		4,848,355
Airlines - 0.1%
Cathay Pacific Airways Ltd.	188,000	322,447
Japan Airlines Co. Ltd.	11,700	618,962
		941,409
Building Products - 0.2%
Asahi Glass Co. Ltd.	124,000	721,347
ASSA ABLOY AB (B Shares)	25,400	1,081,561
Daikin Industries Ltd.	12,400	593,690
		2,396,598
Commercial Services & Supplies - 0.1%
Babcock International Group PLC	16,200	285,696
Serco Group PLC	56,586	480,110
		765,806
Construction & Engineering - 0.2%
Chiyoda Corp.	36,000	409,790
VINCI SA	21,890	1,130,331
		1,540,121
Electrical Equipment - 0.5%
Alstom SA	7,279	256,140
Legrand SA	19,900	1,009,295
Mitsubishi Electric Corp.	127,000	1,255,556
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Schneider Electric SA	21,502	$ 1,645,409
Sumitomo Electric Industries Ltd.	74,600	996,590
		5,162,990
Industrial Conglomerates - 0.6%
Koninklijke Philips Electronics NV	60,317	1,865,125
SembCorp Industries Ltd.	171,000	655,527
Siemens AG	26,677	2,825,522
		5,346,174
Machinery - 0.7%
Andritz AG	4,000	220,451
GEA Group AG	30,106	1,217,164
IMI PLC	25,900	575,969
JTEKT Corp.	37,300	482,312
Kawasaki Heavy Industries Ltd.	116,000	402,147
Komatsu Ltd.	22,600	490,848
Kubota Corp.	17,000	229,819
Makita Corp.	9,600	504,168
Mitsubishi Heavy Industries Ltd.	122,000	665,542
NSK Ltd.	25,000	231,595
Schindler Holding AG (participation certificate)	4,328	596,789
SKF AB (B Shares)	12,500	331,015
Sumitomo Heavy Industries Ltd.	156,000	700,397
		6,648,216
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	45	382,690
Orient Overseas International Ltd.	63,500	349,664
		732,354
Professional Services - 0.3%
Adecco SA (Reg.)	7,288	459,000
Capita Group PLC	18,700	276,318
Experian PLC	43,100	754,750
Intertek Group PLC	7,700	382,085
Randstad Holding NV	7,300	339,081
SEEK Ltd.	25,276	240,717
SGS SA (Reg.)	290	660,444
		3,112,395
Road & Rail - 0.3%
ComfortDelgro Corp. Ltd.	224,000	323,989
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
East Japan Railway Co.	17,600	$ 1,346,073
West Japan Railway Co.	22,900	942,713
		2,612,775
Trading Companies & Distributors - 0.3%
Brenntag AG	3,300	501,566
Bunzl PLC	17,100	360,663
Itochu Corp.	47,500	534,718
Mitsubishi Corp.	27,800	517,186
Noble Group Ltd.	475,000	301,623
Wolseley PLC	14,560	735,574
		2,951,330
TOTAL INDUSTRIALS		37,058,523
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.1%
AAC Acoustic Technology Holdings, Inc.	73,000	333,254
Nokia Corp. (a)	223,000	865,199
		1,198,453
Electronic Equipment & Components - 0.5%
Hitachi Ltd.	239,000	1,429,718
Hoya Corp.	17,500	371,010
Keyence Corp.	1,200	394,242
Kyocera Corp.	4,300	437,926
Murata Manufacturing Co. Ltd.	10,400	709,183
Omron Corp.	15,100	470,495
Taiyo Yuden Co. Ltd.	11,100	138,852
TDK Corp.	15,900	571,984
		4,523,410
Internet Software & Services - 0.1%
Yahoo! Japan Corp.	1,437	707,874
IT Services - 0.1%
Amadeus IT Holding SA Class A	32,500	1,049,787
Atos Origin SA	5,251	390,027
		1,439,814
Office Electronics - 0.1%
Konica Minolta Holdings, Inc.	29,000	237,169
Ricoh Co. Ltd.	39,000	419,671
		656,840
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV (Netherlands)	5,411	$ 472,121
Infineon Technologies AG	38,600	349,968
Shinko Electric Industries Co. Ltd.	38,200	360,135
		1,182,224
Software - 0.2%
SAP AG	27,228	2,011,027
TOTAL INFORMATION TECHNOLOGY		11,719,642
MATERIALS - 2.4%
Chemicals - 1.2%
Air Liquide SA	2,950	387,976
Arkema SA	10,000	1,010,666
Asahi Kasei Corp.	100,000	731,818
BASF AG	6,238	545,206
Croda International PLC	9,500	382,629
Incitec Pivot Ltd.	96,869	223,305
Johnson Matthey PLC	18,839	829,424
JSR Corp.	14,800	256,935
Lanxess AG	13,033	839,980
Linde AG	8,326	1,601,090
Mitsubishi Chemical Holdings Corp.	55,500	259,883
Mitsubishi Gas Chemical Co., Inc.	47,000	376,337
Nippon Shokubai Co. Ltd.	23,000	232,687
Nitto Denko Corp.	16,300	862,031
Royal DSM NV	10,300	759,741
Shin-Etsu Chemical Co., Ltd.	12,000	718,115
Syngenta AG (Switzerland)	3,646	1,427,758
		11,445,581
Construction Materials - 0.2%
HeidelbergCement Finance AG	15,390	1,068,877
James Hardie Industries PLC CDI	49,294	430,405
Lafarge SA (Bearer)	9,500	580,072
		2,079,354
Metals & Mining - 1.0%
African Minerals Ltd. (a)	38,700	113,949
ArcelorMittal SA (Netherlands)	24,800	317,283
BHP Billiton Ltd.	21,121	667,925
Fortescue Metals Group Ltd.	165,441	637,596
Fresnillo PLC	20,800	420,006
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Iluka Resources Ltd.	40,541	$ 387,898
JFE Holdings, Inc.	16,300	357,531
Nippon Steel & Sumitomo Metal Corp.	290,000	819,146
Rio Tinto Ltd.	38,161	1,980,171
Rio Tinto PLC	79,700	3,598,438
		9,299,943
Paper & Forest Products - 0.0%
China Forestry Holdings Co. Ltd. (a)	860,000	1
TOTAL MATERIALS		22,824,879
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.2%
BT Group PLC	344,300	1,734,074
Elisa Corp. (A Shares)	13,000	273,357
Koninklijke KPN NV	152,640	445,838
Nippon Telegraph & Telephone Corp.	8,400	426,146
Singapore Telecommunications Ltd.	747,000	2,055,480
TDC A/S	173,300	1,415,139
Telecom Italia SpA	337,500	235,062
Telefonica SA (a)	54,730	744,028
Telenor ASA	54,500	1,132,773
Vivendi SA	136,717	2,772,719
		11,234,616
Wireless Telecommunication Services - 0.9%
KDDI Corp.	21,900	1,041,091
SoftBank Corp.	46,800	2,919,672
Vodafone Group PLC	1,451,891	4,677,291
		8,638,054
TOTAL TELECOMMUNICATION SERVICES		19,872,670
UTILITIES - 0.9%
Electric Utilities - 0.6%
Cheung Kong Infrastructure Holdings Ltd.	40,000	270,296
CLP Holdings Ltd.	36,000	287,835
Enel SpA	360,032	1,190,542
Energias de Portugal SA	109,911	388,436
Fortum Corp.	10,600	210,983
Iberdrola SA	54,900	291,105
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Kansai Electric Power Co., Inc. (a)	140,200	$ 1,564,084
Scottish & Southern Energy PLC	53,100	1,286,178
Spark Infrastructure Group unit	215,283	310,412
Tohoku Electric Power Co., Inc. (a)	10,200	111,167
Tokyo Electric Power Co. (a)	14,000	70,466
		5,981,504
Multi-Utilities - 0.3%
Centrica PLC	283,000	1,692,423
E.ON AG	16,191	256,358
GDF Suez	46,200	1,001,388
		2,950,169
TOTAL UTILITIES		8,931,673
TOTAL COMMON STOCKS (Cost $287,118,054)		305,385,834
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG (Cost $2,576,973)	14,225	3,235,561
Equity Funds - 63.0%

Foreign Large Blend Funds - 40.9%
Fidelity Advisor Overseas Fund Institutional Class (c)	4,867,452	96,521,574
Fidelity Diversified International Fund (c)	4,699,447	151,698,136
Fidelity International Discovery Fund (c)	4,081,307	145,580,212
TOTAL FOREIGN LARGE BLEND FUNDS		393,799,922
Foreign Large Growth Funds - 9.3%
Fidelity Canada Fund (c)	30,383	1,640,658
Fidelity International Capital Appreciation Fund (c)	6,042,307	87,794,720
TOTAL FOREIGN LARGE GROWTH FUNDS		89,435,378
Equity Funds - continued
	Shares	Value
Foreign Large Value Funds - 4.4%
Fidelity International Value Fund (c)	5,294,422	$ 42,620,097
Foreign Small Mid Growth Funds - 1.4%
Fidelity International Small Cap Opportunities Fund (c)	1,066,678	13,237,479
Sector Funds - 1.7%
Fidelity International Real Estate Fund (c)	1,625,718	16,273,438
Other - 5.3%
Fidelity Advisor Global Capital Appreciation Fund Institutional Class (c)	993,824	12,720,945
Fidelity Japan Fund (c)	1,815,334	20,113,898
Fidelity Japan Smaller Companies Fund (c)	1,429,641	17,613,175
TOTAL OTHER		50,448,018
TOTAL EQUITY FUNDS (Cost $593,446,585)		605,814,332
Money Market Funds - 4.6%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $43,757,617)	43,757,617	43,757,617
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $926,899,229)		958,193,344
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,893,161
NET ASSETS - 100%		$ 962,086,505
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
90 Nikkei 225 Index Contracts (Japan)	Sept. 2013	$ 5,998,500	$ (36,676)
331 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2013	27,997,635	272,446
TOTAL EQUITY INDEX CONTRACTS		$ 33,996,135	$ 235,770

The face value of futures purchased as a percentage of net assets is 3.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Institutional Class	$ 11,079,682	$ 927,842	$ 125,259	$ -	$ 12,720,945
Fidelity Advisor Overseas Fund Institutional Class	90,532,906	-	1,460,836	-	96,521,574
Fidelity Canada Fund	1,715,002	-	79,758	-	1,640,658
Fidelity Diversified International Fund	133,724,593	11,547,994	1,252,591	-	151,698,136
Fidelity International Capital Appreciation Fund	78,743,722	9,587,799	710,993	-	87,794,720
Fidelity International Discovery Fund	122,054,818	18,851,414	1,252,591	-	145,580,212
Fidelity International Real Estate Fund	14,531,051	1,595,144	131,564	-	16,273,438
Fidelity International Small Cap Opportunities Fund	11,407,100	1,209,130	125,259	-	13,237,479
Fidelity International Value Fund	32,021,537	9,286,844	-	-	42,620,097
Fidelity Japan Fund	12,872,434	9,420,480	3,284,775	-	20,113,898
Fidelity Japan Smaller Companies Fund	12,881,417	1,509,490	98,673	-	17,613,175
Total	$ 521,564,262	$ 63,936,137	$ 8,522,299	$ -	$ 605,814,332
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 40,135,921	$ 23,652,472	$ 16,483,449	$ -
Consumer Staples	34,810,741	15,700,443	19,110,298	-
Energy	20,660,949	8,841,070	11,819,879	-
Financials	81,291,131	43,718,677	37,569,970	2,484
Health Care	31,315,266	14,483,839	16,831,427	-
Industrials	37,058,523	20,724,423	16,334,100	-
Information Technology	11,719,642	2,123,036	9,596,606	-
Materials	22,824,879	12,198,991	10,625,887	1
Telecommunication Services	19,872,670	8,095,306	11,777,364	-
Utilities	8,931,673	7,185,956	1,745,717	-
Equity Funds	605,814,332	605,814,332	-	-
Money Market Funds	43,757,617	43,757,617	-	-
Total Investments in Securities:	$ 958,193,344	$ 806,296,162	$ 151,894,697	$ 2,485
Derivative Instruments:
Assets
Futures Contracts	$ 272,446	$ 272,446	$ -	$ -
Liabilities
Futures Contracts	$ (36,676)	$ (36,676)	$ -	$ -
Total Derivative Instruments:	$ 235,770	$ 235,770	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 34,961,795
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 272,446	$ (36,676)
Total Value of Derivatives	$ 272,446	$ (36,676)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $333,452,644)	$ 352,379,012
Affiliated issuers (cost $593,446,585)	605,814,332
Total Investments (cost $926,899,229)		$ 958,193,344
Segregated cash with brokers for derivative instruments		2,330,900
Foreign currency held at value (cost $12,721)		12,762
Receivable for investments sold		1,621,060
Receivable for fund shares sold		483,214
Dividends receivable		1,124,202
Prepaid expenses		3,841
Other receivables		35,282
Total assets		963,804,605

Liabilities
Payable for investments purchased	$ 744,038
Payable for fund shares redeemed	313,311
Accrued management fee	118,336
Payable for daily variation margin for derivative instruments	404,450
Other affiliated payables	81,614
Other payables and accrued expenses	56,351
Total liabilities		1,718,100

Net Assets		$ 962,086,505
Net Assets consist of:
Paid in capital		$ 974,772,422
Undistributed net investment income		5,047,991
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(49,267,967)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		31,534,059
Net Assets, for 116,434,074 shares outstanding		$ 962,086,505
Net Asset Value, offering price and redemption price per share ($962,086,505 ÷ 116,434,074 shares)		$ 8.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 6,730,473
Less foreign taxes withheld		(535,182)
Total income		6,195,291

Expenses
Management fee	$ 1,851,420
Transfer agent fees	247,761
Accounting fees and expenses	219,749
Custodian fees and expenses	61,434
Independent trustees' compensation	5,741
Registration fees	29,072
Audit	27,317
Legal	1,526
Miscellaneous	4,700
Total expenses before reductions	2,448,720
Expense reductions	(1,301,420)	1,147,300
Net investment income (loss)		5,047,991
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,867,155
Affiliated issuers	1,412,271
Foreign currency transactions	(92,087)
Futures contracts	292,145
Total net realized gain (loss)		5,479,484
Change in net unrealized appreciation (depreciation) on: Investment securities	30,344,542
Assets and liabilities in foreign currencies	19,730
Futures contracts	43,721
Total change in net unrealized appreciation (depreciation)		30,407,993
Net gain (loss)		35,887,477
Net increase (decrease) in net assets resulting from operations		$ 40,935,468

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,047,991	$ 14,617,638
Net realized gain (loss)	5,479,484	11,922,958
Change in net unrealized appreciation (depreciation)	30,407,993	53,329,557
Net increase (decrease) in net assets resulting from operations	40,935,468	79,870,153
Distributions to shareholders from net investment income	-	(14,567,901)
Distributions to shareholders from net realized gain	-	(2,136,744)
Total distributions	-	(16,704,645)
Share transactions Proceeds from sales of shares	167,625,119	126,825,361
Reinvestment of distributions	-	16,639,702
Cost of shares redeemed	(67,685,421)	(243,193,343)
Net increase (decrease) in net assets resulting from share transactions	99,939,698	(99,728,280)
Total increase (decrease) in net assets	140,875,166	(36,562,772)

Net Assets
Beginning of period	821,211,339	857,774,111
End of period (including undistributed net investment income of $5,047,991 and undistributed net investment income of $0, respectively)	$ 962,086,505	$ 821,211,339
Other Information Shares
Sold	20,344,273	17,607,016
Issued in reinvestment of distributions	-	2,194,542
Redeemed	(8,137,319)	(33,663,177)
Net increase (decrease)	12,206,954	(13,861,619)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.88	$ 7.26	$ 8.12	$ 6.79	$ 4.44	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.04	.14	.12	.10	.12	.12
Net realized and unrealized gain (loss)	.34	.64	(.86)	1.37	2.36	(5.03)
Total from investment operations	.38	.78	(.74)	1.47	2.48	(4.91)
Distributions from net investment income	-	(.14)	(.12)	(.11)	(.11)	(.10)
Distributions from net realized gain	-	(.02)	- H	(.04)	(.02)	(.50)
Total distributions	-	(.16)	(.12)	(.14) I	(.13)	(.60)
Net asset value, end of period	$ 8.26	$ 7.88	$ 7.26	$ 8.12	$ 6.79	$ 4.44
Total Return B, C	4.82%	10.89%	(8.91)%	21.75%	55.82%	(52.13)%
Ratios to Average Net Assets E
Expenses before reductions	.52% A	.55%	.51%	.33%	.25%	.25%
Expenses net of fee waivers, if any	.27% A	.30%	.26%	.08%	.00%	.00%
Expenses net of all reductions	.25% A	.27%	.25%	.08%	.00%	.00%
Net investment income (loss)	1.08% A	1.87%	1.66%	1.38%	1.86%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 962,087	$ 821,211	$ 857,774	$ 920,440	$ 757,540	$ 277,980
Portfolio turnover rate F	28% A	29%	38%	48%	13%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

F Amounts do not include the portfolio activity of any Underlying Funds.

G For the year ended February 29.

H Amount represents less than $.01 per share.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Strategic Advisers® International II Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 84,244,905
Gross unrealized depreciation	(66,480,045)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,764,860

Tax cost	$ 940,428,484

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (22,399,113)
No expiration
Short-term	(4,620,678)
Long-term	(13,331,426)
Total no expiration	(17,952,104)
Total capital loss carryforward	$ (40,351,217)

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $292,145 and a change in net unrealized appreciation (depreciation) of $43,721 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $197,464,829 and $123,105,939, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the period, the total annualized management fee rate was .40% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reductions note.

Sub-Adviser. Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .05% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $362 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2016. During the period, this waiver reduced the Fund's management fee by $1,168,389.

Commissions paid to certain brokers with whom Strategic Advisers, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $133,031 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the

Semiannual Report

8. Other - continued

end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Advisor Global Capital Appreciation Fund	14%
Fidelity Advisor Overseas Fund	14%
Fidelity International Capital Appreciation Fund	10%
Fidelity International Value Fund	25%

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SIL-USAN-1013
1.926364.102

Strategic Advisers®
Small-Mid Cap Multi-Manager Fund

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Small-Mid Cap Multi-Manager	1.13%
Actual		$ 1,000.00	$ 1,093.20	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,019.51	$ 5.75
Class F	1.04%
Actual		$ 1,000.00	$ 1,094.00	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.96	$ 5.30

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PowerShares S&P SmallCap Financials Portfolio ETF	1.2	0.0
Visteon Corp.	0.7	0.4
Jazz Pharmaceuticals PLC	0.7	0.2
Trinity Industries, Inc.	0.7	0.8
Huntington Bancshares, Inc.	0.7	0.3
Raymond James Financial, Inc.	0.6	0.7
Gulfport Energy Corp.	0.6	0.3
CIT Group, Inc.	0.6	0.4
KeyCorp	0.5	0.6
Regions Financial Corp.	0.5	0.6
	6.8
Top Five Market Sectors as of August 31, 2013
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	17.0
Information Technology	15.9	16.0
Industrials	14.9	14.2
Consumer Discretionary	14.6	13.4
Health Care	10.7	8.8
Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Common Stocks 92.7%	Common Stocks 86.6%
Mid-Cap Growth Funds 0.0%	Mid-Cap Growth Funds 1.4%
Mid-Cap Value Funds 0.0%	Mid-Cap Value Funds 1.4%
Small Growth Funds 0.0%	Small Growth Funds 2.3%
Small Value Funds 0.0%	Small Value Funds 3.7%
Sector Funds 1.2%	Sector Funds 1.3%
Short-Term Investments and Net Other Assets (Liabilities) 6.1%	Short-Term Investments and Net Other Assets (Liabilities) 3.3%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 2.1%
Cooper Tire & Rubber Co.	1,029	$ 32,856
Dana Holding Corp.	2,442	51,184
Dorman Products, Inc.	2,570	129,117
Gentex Corp.	1,234	27,802
Lear Corp.	850	58,438
Stoneridge, Inc. (a)	5,000	62,200
Tenneco, Inc. (a)	2,277	105,038
TRW Automotive Holdings Corp. (a)	3,136	216,604
Visteon Corp. (a)	4,875	349,099
		1,032,338
Distributors - 0.2%
Pool Corp.	2,019	105,170
Diversified Consumer Services - 0.3%
Grand Canyon Education, Inc. (a)	2,950	101,805
LifeLock, Inc.	2,924	36,872
		138,677
Hotels, Restaurants & Leisure - 2.9%
Choice Hotels International, Inc.	1,522	58,414
Darden Restaurants, Inc.	1,645	76,015
Domino's Pizza, Inc.	1,735	106,598
Hyatt Hotels Corp. Class A (a)	4,210	182,714
International Game Technology	2,400	45,336
Jack in the Box, Inc. (a)	2,779	109,743
Life Time Fitness, Inc. (a)	1,657	82,833
MGM Mirage, Inc. (a)	5,500	97,295
Multimedia Games Holding Co., Inc. (a)	2,270	89,075
Panera Bread Co. Class A (a)	480	78,730
Penn National Gaming, Inc. (a)	3,650	191,954
Pinnacle Entertainment, Inc. (a)	969	22,946
The Cheesecake Factory, Inc.	1,825	76,230
Vail Resorts, Inc.	1,510	102,680
Wendy's Co.	5,500	41,580
Wyndham Worldwide Corp.	1,073	63,693
		1,425,836
Household Durables - 1.6%
Ethan Allen Interiors, Inc.	2,256	58,814
Jarden Corp. (a)	1,506	64,683
M.D.C. Holdings, Inc.	4,320	120,226
Mohawk Industries, Inc. (a)	1,335	156,849
Ryland Group, Inc.	3,725	129,705
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tempur Sealy International, Inc. (a)	399	$ 15,365
Toll Brothers, Inc. (a)	2,294	70,219
Whirlpool Corp.	1,180	151,807
		767,668
Internet & Catalog Retail - 0.3%
Orbitz Worldwide, Inc. (a)	7,225	68,710
Shutterfly, Inc. (a)	1,630	84,695
		153,405
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc.	581	31,188
Brunswick Corp.	3,958	143,913
		175,101
Media - 2.3%
AMC Networks, Inc. Class A (a)	810	50,204
Gannett Co., Inc.	2,850	68,657
IMAX Corp. (a)	4,090	112,230
Interpublic Group of Companies, Inc.	4,550	71,526
Lamar Advertising Co. Class A (a)	2,240	94,237
News Corp. Class A (a)	10,310	161,867
Nexstar Broadcasting Group, Inc. Class A	1,375	46,159
Regal Entertainment Group Class A	4,560	81,578
Sinclair Broadcast Group, Inc. Class A	8,826	211,118
Tribune Co. Class A (a)	3,930	234,228
		1,131,804
Specialty Retail - 3.5%
Cabela's, Inc. Class A (a)	1,300	85,189
Dick's Sporting Goods, Inc.	1,400	64,974
DSW, Inc. Class A	2,357	202,914
Express, Inc. (a)	3,567	74,871
Foot Locker, Inc.	3,550	114,310
Francescas Holdings Corp. (a)	689	16,619
Group 1 Automotive, Inc.	1,402	107,575
Guess?, Inc.	1,550	47,275
Lithia Motors, Inc. Class A (sub. vtg.)	254	16,667
Monro Muffler Brake, Inc.	1,599	70,788
OfficeMax, Inc.	4,650	50,546
Penske Automotive Group, Inc.	1,825	71,230
PetSmart, Inc.	984	69,303
Pier 1 Imports, Inc.	1,559	34,173
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
RadioShack Corp. (a)	8,000	$ 26,160
Rent-A-Center, Inc.	710	26,632
rue21, Inc. (a)	325	13,276
Select Comfort Corp. (a)	1,418	35,025
The Children's Place Retail Stores, Inc. (a)	1,000	53,180
The Pep Boys - Manny, Moe & Jack (a)	1,350	15,161
Tile Shop Holdings, Inc. (a)	2,350	62,440
Tractor Supply Co.	1,481	181,230
Urban Outfitters, Inc. (a)	1,440	60,379
Vitamin Shoppe, Inc. (a)	3,975	167,427
Williams-Sonoma, Inc.	1,210	68,256
		1,735,600
Textiles, Apparel & Luxury Goods - 1.0%
Iconix Brand Group, Inc. (a)	3,187	104,597
PVH Corp.	855	110,081
Steven Madden Ltd. (a)	1,582	85,428
Tumi Holdings, Inc. (a)	2,990	61,474
Under Armour, Inc. Class A (sub. vtg.) (a)	1,185	86,078
Wolverine World Wide, Inc.	757	42,581
		490,239
TOTAL CONSUMER DISCRETIONARY		7,155,838
CONSUMER STAPLES - 2.8%
Beverages - 0.0%
Cott Corp.	1,731	13,870
Food & Staples Retailing - 1.7%
Casey's General Stores, Inc.	1,900	125,286
Harris Teeter Supermarkets, Inc.	1,373	67,483
Rite Aid Corp. (a)	57,975	200,594
Safeway, Inc.	2,410	62,419
SUPERVALU, Inc. (a)	14,000	100,380
Susser Holdings Corp. (a)	4,330	206,584
United Natural Foods, Inc. (a)	1,434	86,943
		849,689
Food Products - 0.7%
B&G Foods, Inc. Class A	2,503	84,777
Hain Celestial Group, Inc. (a)	950	77,691
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Lancaster Colony Corp.	1,136	$ 83,803
Tyson Foods, Inc. Class A	3,250	94,088
		340,359
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	771	46,676
Personal Products - 0.3%
Elizabeth Arden, Inc. (a)	545	18,928
Inter Parfums, Inc.	623	16,553
Nu Skin Enterprises, Inc. Class A	1,130	94,592
		130,073
TOTAL CONSUMER STAPLES		1,380,667
ENERGY - 6.7%
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc. (a)	3,362	187,196
Dresser-Rand Group, Inc. (a)	1,359	82,817
Dril-Quip, Inc. (a)	2,267	231,257
Exterran Holdings, Inc. (a)	1,375	37,716
Forum Energy Technologies, Inc. (a)	2,370	62,023
Geospace Technologies Corp. (a)	820	57,203
Hercules Offshore, Inc. (a)	5,854	42,149
Hornbeck Offshore Services, Inc. (a)	614	33,451
ION Geophysical Corp. (a)	5,050	24,190
Oil States International, Inc. (a)	340	30,335
Parker Drilling Co. (a)	11,425	65,580
Patterson-UTI Energy, Inc.	3,612	70,759
SEACOR Holdings, Inc.	1,400	116,312
Superior Energy Services, Inc. (a)	979	24,044
TETRA Technologies, Inc. (a)	5,300	62,275
Tidewater, Inc.	606	32,700
		1,160,007
Oil, Gas & Consumable Fuels - 4.3%
Athlon Energy, Inc.	3,040	84,512
Berry Petroleum Co. Class A	1,618	66,581
Bill Barrett Corp. (a)	1,009	21,724
Carrizo Oil & Gas, Inc. (a)	1,207	41,352
Cimarex Energy Co.	475	39,810
Diamondback Energy, Inc.	1,634	65,752
Energen Corp.	1,371	90,911
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EPL Oil & Gas, Inc. (a)	725	$ 24,534
Gulfport Energy Corp. (a)	4,720	278,480
Newfield Exploration Co. (a)	5,700	135,774
Oasis Petroleum, Inc. (a)	2,359	92,473
Peabody Energy Corp.	8,300	142,760
Pioneer Natural Resources Co.	1,480	258,956
Range Resources Corp.	880	65,982
Resolute Energy Corp. (a)	5,387	42,234
Rex Energy Corp. (a)	3,026	62,941
Rosetta Resources, Inc. (a)	2,422	112,696
Tesoro Corp.	2,300	106,007
Ultra Petroleum Corp. (a)	3,804	78,743
Western Refining, Inc.	2,493	73,120
Whiting Petroleum Corp. (a)	4,368	220,453
		2,105,795
TOTAL ENERGY		3,265,802
FINANCIALS - 18.9%
Capital Markets - 2.6%
Affiliated Managers Group, Inc. (a)	660	115,051
American Capital Ltd. (a)	9,580	119,558
Ares Capital Corp.	1,345	23,645
Eaton Vance Corp. (non-vtg.)	3,250	125,288
Evercore Partners, Inc. Class A	1,775	79,147
FXCM, Inc. Class A	4,440	84,316
Greenhill & Co., Inc.	1,226	58,100
Invesco Ltd.	2,077	63,058
New Mountain Finance Corp.	1,925	28,259
Raymond James Financial, Inc.	6,788	283,942
SEI Investments Co.	2,939	87,465
Stifel Financial Corp. (a)	2,647	105,933
Walter Investment Management Corp. (a)	1,099	40,322
WisdomTree Investments, Inc. (a)	6,260	70,112
		1,284,196
Commercial Banks - 6.6%
BankUnited, Inc.	1,430	42,257
Boston Private Financial Holdings, Inc.	7,600	77,672
CIT Group, Inc. (a)	5,720	273,816
City National Corp.	530	34,699
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc.	6,420	$ 262,193
CVB Financial Corp.	3,935	50,132
East West Bancorp, Inc.	6,632	193,853
First Financial Holdings, Inc.	1,229	66,157
First Niagara Financial Group, Inc.	5,070	51,207
FirstMerit Corp.	7,734	163,651
Hanmi Financial Corp.	2,390	39,029
Huntington Bancshares, Inc.	39,534	325,760
Investors Bancorp, Inc.	9,089	189,233
KeyCorp	23,065	269,169
MB Financial, Inc.	3,875	104,586
National Bank Holdings Corp.	1,012	19,785
PacWest Bancorp	1,030	34,248
PrivateBancorp, Inc.	4,043	88,218
Prosperity Bancshares, Inc.	3,504	209,539
Regions Financial Corp.	28,550	268,370
SVB Financial Group (a)	2,076	171,893
Synovus Financial Corp.	6,721	21,440
TCF Financial Corp.	3,850	54,093
Texas Capital Bancshares, Inc. (a)	975	42,978
Umpqua Holdings Corp.	4,789	77,773
Zions Bancorporation	3,550	99,294
		3,231,045
Consumer Finance - 0.6%
DFC Global Corp. (a)	1,156	13,063
Discover Financial Services	2,790	131,828
Portfolio Recovery Associates, Inc. (a)	2,475	131,274
		276,165
Diversified Financial Services - 0.7%
ING U.S., Inc.	2,475	71,280
Interactive Brokers Group, Inc.	4,330	72,657
Leucadia National Corp.	6,370	158,804
MarketAxess Holdings, Inc.	1,080	54,821
		357,562
Insurance - 3.8%
Allied World Assurance Co. Holdings Ltd.	1,680	154,106
Amtrust Financial Services, Inc.	5,840	208,605
Axis Capital Holdings Ltd.	2,900	124,671
Brown & Brown, Inc.	2,322	72,307
CNO Financial Group, Inc.	7,510	102,061
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	575	$ 78,746
HCC Insurance Holdings, Inc.	3,200	135,040
Lincoln National Corp.	5,025	211,251
Platinum Underwriters Holdings Ltd.	459	26,521
Protective Life Corp.	622	25,993
Reinsurance Group of America, Inc.	2,695	174,663
StanCorp Financial Group, Inc.	2,546	133,207
Unum Group	1,625	47,986
Validus Holdings Ltd.	3,575	123,731
White Mountains Insurance Group Ltd.	410	229,498
		1,848,386
Real Estate Investment Trusts - 3.6%
American Campus Communities, Inc.	2,031	67,653
BioMed Realty Trust, Inc.	8,975	165,230
Brandywine Realty Trust (SBI)	14,325	183,647
Campus Crest Communities, Inc.	2,669	28,238
CBL & Associates Properties, Inc.	7,550	144,960
Chesapeake Lodging Trust	1,305	28,723
Colonial Properties Trust (SBI)	3,100	68,479
Corporate Office Properties Trust (SBI)	721	16,424
Corrections Corp. of America	2,868	94,472
Cousins Properties, Inc.	2,044	20,297
Douglas Emmett, Inc.	4,130	95,403
DuPont Fabros Technology, Inc.	3,875	88,311
Glimcher Realty Trust	1,199	11,870
Home Properties, Inc.	275	15,868
Kilroy Realty Corp.	2,975	145,150
Kite Realty Group Trust	3,576	20,634
Liberty Property Trust (SBI)	3,525	121,965
Medical Properties Trust, Inc.	2,181	25,191
National Retail Properties, Inc.	288	8,821
NorthStar Realty Finance Corp.	9,600	84,096
Plum Creek Timber Co., Inc.	3,550	157,301
Post Properties, Inc.	599	27,093
Redwood Trust, Inc.	4,343	77,262
Ryman Hospitality Properties, Inc.	1,890	62,446
		1,759,534
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc. (a)	3,780	$ 135,967
CBRE Group, Inc. (a)	4,725	103,336
		239,303
Thrifts & Mortgage Finance - 0.5%
Nationstar Mortgage Holdings, Inc. (a)	4,334	215,400
Northfield Bancorp, Inc.	1,820	21,840
Northwest Bancshares, Inc.	1,037	13,834
Walker & Dunlop, Inc. (a)	1,625	23,611
		274,685
TOTAL FINANCIALS		9,270,876
HEALTH CARE - 10.7%
Biotechnology - 2.5%
Acorda Therapeutics, Inc. (a)	1,672	56,497
Aegerion Pharmaceuticals, Inc. (a)	620	53,742
Amarin Corp. PLC ADR (a)	7,076	44,579
ARIAD Pharmaceuticals, Inc. (a)	3,541	65,863
BioMarin Pharmaceutical, Inc. (a)	2,205	144,361
Celldex Therapeutics, Inc. (a)	1,390	30,191
Coronado Biosciences, Inc. (a)	1,289	10,505
Cubist Pharmaceuticals, Inc.	2,000	126,720
Cytokinetics, Inc. (a)	420	4,397
Incyte Corp. (a)	3,608	122,275
Ligand Pharmaceuticals, Inc. Class B (a)	1,070	51,456
Medivation, Inc. (a)	1,502	84,908
Myriad Genetics, Inc. (a)	2,575	67,388
NPS Pharmaceuticals, Inc. (a)	4,300	107,930
Pharmacyclics, Inc. (a)	355	39,583
Repligen Corp. (a)	1,504	14,679
Seattle Genetics, Inc. (a)	2,101	89,082
Sunesis Pharmaceuticals, Inc. (a)	1,389	6,681
Synageva BioPharma Corp. (a)	340	15,949
United Therapeutics Corp. (a)	1,318	93,459
		1,230,245
Health Care Equipment & Supplies - 2.5%
Accuray, Inc. (a)	2,700	17,874
Alere, Inc. (a)	1,294	40,334
Analogic Corp.	558	41,649
Cyberonics, Inc. (a)	1,100	55,957
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Given Imaging Ltd. (a)	1,240	$ 22,432
Globus Medical, Inc.	6,801	119,834
Haemonetics Corp. (a)	652	25,982
Hill-Rom Holdings, Inc.	535	18,265
Hologic, Inc. (a)	5,184	110,627
Insulet Corp. (a)	2,227	74,248
Masimo Corp.	2,480	61,355
Meridian Bioscience, Inc.	1,967	44,238
Merit Medical Systems, Inc. (a)	1,610	20,608
NuVasive, Inc. (a)	5,991	140,908
Orthofix International NV (a)	212	4,679
Sirona Dental Systems, Inc. (a)	1,298	84,071
Steris Corp.	2,032	83,088
Symmetry Medical, Inc. (a)	2,100	16,485
Teleflex, Inc.	591	45,554
The Cooper Companies, Inc.	535	69,876
Thoratec Corp. (a)	1,950	69,674
West Pharmaceutical Services, Inc.	1,115	82,454
		1,250,192
Health Care Providers & Services - 2.9%
Air Methods Corp.	2,366	96,817
Brookdale Senior Living, Inc. (a)	3,360	84,067
Centene Corp. (a)	4,235	242,030
Chemed Corp.	1,575	109,683
ExamWorks Group, Inc. (a)	2,520	59,220
Health Management Associates, Inc. Class A (a)	5,953	76,556
Health Net, Inc. (a)	656	19,798
HealthSouth Corp.	4,342	136,599
Healthways, Inc. (a)	1,336	25,491
MEDNAX, Inc. (a)	1,318	128,334
Omnicare, Inc.	3,400	184,858
Owens & Minor, Inc.	1,150	39,227
Universal American Spin Corp.	9,369	68,394
Universal Health Services, Inc. Class B	768	52,032
VCA Antech, Inc. (a)	3,197	87,246
		1,410,352
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	3,810	55,397
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
HMS Holdings Corp. (a)	1,852	$ 46,281
MedAssets, Inc. (a)	2,075	46,522
		148,200
Life Sciences Tools & Services - 1.2%
Affymetrix, Inc. (a)	4,300	23,951
Bruker BioSciences Corp. (a)	3,918	78,517
Cambrex Corp. (a)	1,980	26,987
Charles River Laboratories International, Inc. (a)	2,385	109,829
ICON PLC (a)	2,020	73,811
PAREXEL International Corp. (a)	1,909	88,635
PerkinElmer, Inc.	2,021	72,695
Techne Corp.	852	66,039
Waters Corp. (a)	306	30,248
		570,712
Pharmaceuticals - 1.3%
Cempra, Inc. (a)	1,823	16,407
Endo Health Solutions, Inc. (a)	1,352	55,554
Jazz Pharmaceuticals PLC (a)	3,764	330,065
Lannett Co., Inc. (a)	125	1,658
Salix Pharmaceuticals Ltd. (a)	2,877	192,586
Warner Chilcott PLC	2,484	53,282
		649,552
TOTAL HEALTH CARE		5,259,253
INDUSTRIALS - 14.9%
Aerospace & Defense - 1.9%
AeroVironment, Inc. (a)	1,550	33,961
BE Aerospace, Inc. (a)	1,408	96,012
HEICO Corp. Class A	2,544	117,736
Hexcel Corp. (a)	5,777	205,488
Spirit AeroSystems Holdings, Inc. Class A (a)	2,620	59,160
Teledyne Technologies, Inc. (a)	2,409	185,903
Textron, Inc.	2,840	76,510
TransDigm Group, Inc.	506	69,322
Triumph Group, Inc.	1,286	92,553
		936,645
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
Forward Air Corp.	1,833	$ 67,509
Hub Group, Inc. Class A (a)	2,120	78,758
		146,267
Airlines - 0.3%
Alaska Air Group, Inc.	820	46,428
Copa Holdings SA Class A	488	63,821
U.S. Airways Group, Inc. (a)	3,125	50,500
		160,749
Building Products - 0.9%
A.O. Smith Corp.	3,487	146,628
Fortune Brands Home & Security, Inc.	2,519	92,800
Owens Corning (a)	5,790	216,778
		456,206
Commercial Services & Supplies - 1.0%
ACCO Brands Corp. (a)	2,824	18,610
Clean Harbors, Inc. (a)	1,700	96,611
Covanta Holding Corp.	3,100	65,503
Multi-Color Corp.	1,710	53,574
Pitney Bowes, Inc.	4,768	77,814
Steelcase, Inc. Class A	5,209	75,635
Tetra Tech, Inc. (a)	4,212	95,949
		483,696
Construction & Engineering - 1.0%
AECOM Technology Corp. (a)	3,650	106,325
Dycom Industries, Inc. (a)	2,450	62,255
EMCOR Group, Inc.	2,975	111,830
KBR, Inc.	3,747	111,885
MasTec, Inc. (a)	2,660	84,588
		476,883
Electrical Equipment - 1.2%
Acuity Brands, Inc.	1,103	94,307
AZZ, Inc.	1,244	46,700
Encore Wire Corp.	3,890	146,770
Generac Holdings, Inc.	4,113	162,834
II-VI, Inc. (a)	1,130	21,786
Regal-Beloit Corp.	1,835	116,890
		589,287
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	1,267	$ 84,382
Machinery - 4.4%
Actuant Corp. Class A	887	31,684
AGCO Corp.	3,341	188,967
Colfax Corp. (a)	1,002	52,194
Crane Co.	1,397	80,202
ESCO Technologies, Inc.	1,180	36,167
Flowserve Corp.	939	52,387
IDEX Corp.	1,812	107,578
ITT Corp.	4,427	145,427
Lincoln Electric Holdings, Inc.	1,752	109,553
Lindsay Corp.	1,003	76,248
Manitowoc Co., Inc.	1,950	38,961
Meritor, Inc. (a)	3,150	23,468
Middleby Corp. (a)	466	86,648
Nordson Corp.	1,043	69,516
Oshkosh Truck Corp. (a)	5,670	254,696
Terex Corp. (a)	3,300	95,700
TriMas Corp. (a)	818	28,745
Trinity Industries, Inc.	7,748	327,121
Twin Disc, Inc.	1,230	32,460
Valmont Industries, Inc.	243	32,795
WABCO Holdings, Inc. (a)	1,108	86,413
Wabtec Corp.	2,547	149,050
Woodward, Inc.	769	29,653
		2,135,633
Marine - 0.2%
Danaos Corp. (a)	2,300	10,143
Kirby Corp. (a)	1,149	92,414
		102,557
Professional Services - 1.0%
FTI Consulting, Inc. (a)	850	28,424
Huron Consulting Group, Inc. (a)	1,600	76,160
ICF International, Inc. (a)	757	24,898
Manpower, Inc.	2,920	189,362
Towers Watson & Co.	1,600	131,600
WageWorks, Inc. (a)	630	26,296
		476,740
Road & Rail - 1.4%
AMERCO	1,290	211,044
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Genesee & Wyoming, Inc. Class A (a)	1,229	$ 106,407
Old Dominion Freight Lines, Inc. (a)	1,880	81,630
Ryder System, Inc.	780	43,376
Swift Transporation Co. (a)	13,035	234,109
		676,566
Trading Companies & Distributors - 1.1%
AerCap Holdings NV (a)	5,225	93,737
Beacon Roofing Supply, Inc. (a)	1,920	69,754
MRC Global, Inc. (a)	2,550	66,938
United Rentals, Inc. (a)	912	49,950
Watsco, Inc.	979	87,914
WESCO International, Inc. (a)	2,497	184,204
		552,497
TOTAL INDUSTRIALS		7,278,108
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 2.3%
ADTRAN, Inc.	1,687	40,690
Anaren, Inc. (a)	880	21,630
Arris Group, Inc. (a)	12,399	194,292
Aruba Networks, Inc. (a)	6,527	108,544
Aviat Networks, Inc. (a)	2,350	5,969
Brocade Communications Systems, Inc. (a)	7,800	57,720
Ceragon Networks Ltd. (a)	400	1,444
Ciena Corp. (a)	1,500	29,880
Finisar Corp. (a)	7,250	148,408
Infinera Corp. (a)	4,620	42,827
Juniper Networks, Inc. (a)	4,796	90,644
NETGEAR, Inc. (a)	1,547	44,770
Palo Alto Networks, Inc. (a)	1,231	59,113
Riverbed Technology, Inc. (a)	8,424	130,067
Sierra Wireless, Inc. (United States) (a)	2,450	30,184
Ubiquiti Networks, Inc.	3,110	109,037
		1,115,219
Computers & Peripherals - 0.4%
NCR Corp. (a)	4,458	158,616
Quantum Corp. (a)	7,000	10,080
		168,696
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 3.1%
Avnet, Inc.	3,800	$ 146,528
Checkpoint Systems, Inc. (a)	4,725	69,316
Cognex Corp.	1,933	110,142
CTS Corp.	2,100	29,232
Dolby Laboratories, Inc. Class A	920	28,916
InvenSense, Inc. (a)	13,205	235,973
IPG Photonics Corp.	1,912	102,789
Itron, Inc. (a)	990	37,085
Littelfuse, Inc.	1,215	89,631
Mercury Systems, Inc. (a)	1,850	16,151
Molex, Inc. Class A (non-vtg.)	6,620	162,521
National Instruments Corp.	2,436	67,599
OSI Systems, Inc. (a)	1,071	77,862
Plexus Corp. (a)	774	25,341
SYNNEX Corp. (a)	2,184	103,762
Tech Data Corp. (a)	1,590	78,164
Trimble Navigation Ltd. (a)	1,650	41,663
Vishay Intertechnology, Inc. (a)	9,525	116,681
		1,539,356
Internet Software & Services - 1.5%
Bankrate, Inc. (a)	1,090	18,748
CoStar Group, Inc. (a)	1,113	165,292
DealerTrack Holdings, Inc. (a)	2,261	89,513
Digital River, Inc. (a)	3,550	61,344
OpenTable, Inc. (a)	1,124	83,783
Rackspace Hosting, Inc. (a)	1,700	76,194
ValueClick, Inc. (a)	6,066	128,357
Velti PLC (a)	2,400	840
Web.com Group, Inc. (a)	4,075	114,997
		739,068
IT Services - 1.6%
Acxiom Corp. (a)	1,400	34,832
Alliance Data Systems Corp. (a)	454	88,848
Convergys Corp.	2,060	36,318
CoreLogic, Inc. (a)	2,330	59,881
DST Systems, Inc.	850	60,665
EPAM Systems, Inc. (a)	314	10,042
ExlService Holdings, Inc. (a)	1,840	49,882
FleetCor Technologies, Inc. (a)	825	85,066
Heartland Payment Systems, Inc.	1,830	67,619
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
iGate Corp. (a)	498	$ 11,628
InterXion Holding N.V. (a)	3,170	75,858
Total System Services, Inc.	3,913	108,273
Vantiv, Inc. (a)	2,140	56,517
VeriFone Systems, Inc. (a)	1,530	30,325
		775,754
Semiconductors & Semiconductor Equipment - 3.3%
Cavium, Inc. (a)	1,803	68,460
Ceva, Inc. (a)	1,100	19,943
FormFactor, Inc. (a)	3,450	20,942
Freescale Semiconductor Holdings I Ltd. (a)	2,090	29,929
Ikanos Communications, Inc. (a)	3,000	3,690
Lam Research Corp. (a)	1,325	61,838
MagnaChip Semiconductor Corp. (a)	1,346	27,526
Mellanox Technologies Ltd. (a)	590	23,258
Micron Technology, Inc. (a)	4,125	55,976
Microsemi Corp. (a)	8,664	223,011
MKS Instruments, Inc.	2,549	63,852
Monolithic Power Systems, Inc.	3,465	106,098
NXP Semiconductors NV (a)	6,568	244,133
Power Integrations, Inc.	1,893	98,663
Rambus, Inc. (a)	4,600	37,536
Semtech Corp. (a)	2,416	71,804
Silicon Laboratories, Inc. (a)	1,632	63,142
Skyworks Solutions, Inc. (a)	8,474	214,901
Spansion, Inc. Class A (a)	2,620	27,169
Teradyne, Inc. (a)	9,099	139,670
Ultratech, Inc. (a)	1,140	32,239
		1,633,780
Software - 3.7%
Accelrys, Inc. (a)	3,050	27,572
ANSYS, Inc. (a)	1,143	95,989
Aspen Technology, Inc. (a)	5,213	174,271
AVG Technologies NV (a)	1,675	36,297
Cadence Design Systems, Inc. (a)	8,795	118,469
CommVault Systems, Inc. (a)	1,132	94,896
Comverse, Inc.	845	25,561
Guidewire Software, Inc. (a)	1,910	87,784
Informatica Corp. (a)	2,757	98,618
Interactive Intelligence Group, Inc. (a)	1,656	97,538
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Manhattan Associates, Inc. (a)	1,913	$ 167,388
Mentor Graphics Corp.	4,091	90,657
MICROS Systems, Inc. (a)	1,571	76,822
MicroStrategy, Inc. Class A (a)	499	45,813
Nuance Communications, Inc. (a)	1,610	30,735
Parametric Technology Corp. (a)	3,210	83,685
QLIK Technologies, Inc. (a)	2,560	83,942
Rovi Corp. (a)	3,250	58,273
SeaChange International, Inc. (a)	2,900	29,000
SolarWinds, Inc. (a)	1,634	59,559
TIBCO Software, Inc. (a)	2,249	50,692
Ultimate Software Group, Inc. (a)	605	84,827
Verint Systems, Inc. (a)	2,200	72,930
		1,791,318
TOTAL INFORMATION TECHNOLOGY		7,763,191
MATERIALS - 5.4%
Chemicals - 2.3%
Ashland, Inc.	1,024	89,303
Axiall Corp.	753	30,143
Chemtura Corp. (a)	3,777	82,792
Cytec Industries, Inc.	290	21,686
Ferro Corp. (a)	3,196	23,491
FutureFuel Corp.	1,775	28,649
Huntsman Corp.	5,200	91,000
Innospec, Inc.	3,310	135,445
Intrepid Potash, Inc.	9,680	120,419
Koppers Holdings, Inc.	901	34,932
LSB Industries, Inc. (a)	2,847	85,467
Methanex Corp.	2,557	118,831
Olin Corp.	2,968	68,561
Quaker Chemical Corp.	1,270	84,277
Rockwood Holdings, Inc.	2,188	139,726
		1,154,722
Construction Materials - 0.4%
Eagle Materials, Inc.	944	60,567
Martin Marietta Materials, Inc.	1,345	129,187
		189,754
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.4%
Avery Dennison Corp.	2,495	$ 106,686
Berry Plastics Group, Inc.	3,782	87,024
Crown Holdings, Inc. (a)	1,520	66,059
Graphic Packaging Holding Co. (a)	20,350	169,109
Greif, Inc. Class A	725	39,056
Myers Industries, Inc.	1,296	24,054
Rock-Tenn Co. Class A	1,048	116,443
Sealed Air Corp.	2,270	64,468
		672,899
Metals & Mining - 1.3%
A.M. Castle & Co. (a)	1,658	26,213
Allegheny Technologies, Inc.	6,920	184,833
Carpenter Technology Corp.	1,344	72,267
Compass Minerals International, Inc.	1,110	81,840
Schnitzer Steel Industries, Inc. Class A	4,010	101,253
Steel Dynamics, Inc.	10,425	159,086
		625,492
TOTAL MATERIALS		2,642,867
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	2,461	184,575
T-Mobile U.S., Inc. (a)	520	12,142
		196,717
UTILITIES - 2.4%
Electric Utilities - 1.0%
Allete, Inc.	275	12,980
Cleco Corp.	3,300	149,028
Great Plains Energy, Inc.	4,527	99,232
ITC Holdings Corp.	937	83,290
Portland General Electric Co.	3,776	108,787
UIL Holdings Corp.	581	21,939
		475,256
Gas Utilities - 0.2%
Atmos Energy Corp.	2,230	89,981
Southwest Gas Corp.	428	20,022
		110,003
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
Dynegy, Inc. (a)	1,350	$ 26,231
NRG Energy, Inc.	4,663	122,404
Ormat Technologies, Inc.	2,970	74,458
		223,093
Multi-Utilities - 0.7%
Alliant Energy Corp.	1,456	72,232
CMS Energy Corp.	5,625	149,231
NiSource, Inc.	4,575	133,840
		355,303
TOTAL UTILITIES		1,163,655
TOTAL COMMON STOCKS (Cost $38,361,214)		45,376,974
Equity Funds - 1.2%

Sector Funds - 1.2%
PowerShares S&P SmallCap Financials Portfolio ETF (Cost $615,756)	17,250	612,030
Money Market Funds - 6.3%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $3,094,448)	3,094,448	3,094,448
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $42,071,418)		49,083,452
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(107,975)
NET ASSETS - 100%		$ 48,975,477
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
18 NYFE Russell 2000 Mini Index Contracts	Sept. 2013	$ 1,818,180	$ 11,496

The face value of futures purchased as a percentage of net assets is 3.7%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 11,496	$ -
Total Value of Derivatives	$ 11,496	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $42,071,418)		$ 49,083,452
Segregated cash with brokers for derivative instruments		91,200
Cash		5,124
Receivable for investments sold		240,607
Receivable for fund shares sold		2,133
Dividends receivable		24,281
Prepaid expenses		208
Other receivables		349
Total assets		49,447,354

Liabilities
Payable for investments purchased	$ 364,642
Payable for fund shares redeemed	6,922
Accrued management fee	31,676
Payable for daily variation margin for derivative instruments	26,727
Other affiliated payables	5,500
Other payables and accrued expenses	36,410
Total liabilities		471,877

Net Assets		$ 48,975,477
Net Assets consist of:
Paid in capital		$ 37,764,483
Undistributed net investment income		19,598
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,167,866
Net unrealized appreciation (depreciation) on investments		7,023,530
Net Assets		$ 48,975,477

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Small-Mid Cap Multi-Manager: Net Asset Value, offering price and redemption price per share ($48,692,531 ÷ 3,714,192 shares)	$ 13.11

Class F: Net Asset Value, offering price and redemption price per share ($282,946 ÷ 21,572 shares)	$ 13.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 286,968

Expenses
Management fee	$ 182,040
Transfer agent fees	22,890
Accounting fees and expenses	9,226
Custodian fees and expenses	28,545
Independent trustees' compensation	289
Registration fees	5,777
Audit	20,948
Legal	610
Miscellaneous	236
Total expenses before reductions	270,561
Expense reductions	(3,191)	267,370
Net investment income (loss)		19,598
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,180,791
Foreign currency transactions	(31)
Futures contracts	60,963
Total net realized gain (loss)		4,241,723
Change in net unrealized appreciation (depreciation) on: Investment securities	(70,217)
Futures contracts	(24,515)
Total change in net unrealized appreciation (depreciation)		(94,732)
Net gain (loss)		4,146,991
Net increase (decrease) in net assets resulting from operations		$ 4,166,589

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,598	$ 137,611
Net realized gain (loss)	4,241,723	1,654,921
Change in net unrealized appreciation (depreciation)	(94,732)	3,030,102
Net increase (decrease) in net assets resulting from operations	4,166,589	4,822,634
Distributions to shareholders from net investment income	-	(127,187)
Distributions to shareholders from net realized gain	(964,085)	(1,044,074)
Total distributions	(964,085)	(1,171,261)
Share transactions - net increase (decrease)	1,225,050	1,521,729
Redemption fees	161	41
Total increase (decrease) in net assets	4,427,715	5,173,143

Net Assets
Beginning of period	44,547,762	39,374,619
End of period (including undistributed net investment income of $19,598 and $0, respectively)	$ 48,975,477	$ 44,547,762

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small-Mid Cap Multi-Manager

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 11.24	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.04	-
Net realized and unrealized gain (loss)	1.12	1.30	1.25
Total from investment operations	1.13	1.34	1.25
Distributions from net investment income	-	(.04) F	-
Distributions from net realized gain	(.27)	(.30) F	(.01) F
Total distributions	(.27)	(.33) J	(.01)
Redemption fees added to paid in capital D	- I	- I	-
Net asset value, end of period	$ 13.11	$ 12.25	$ 11.24
Total Return B, C	9.32%	12.26%	12.46%
Ratios to Average Net Assets G
Expenses before reductions	1.14% A	1.16%	1.58% A
Expenses net of fee waivers, if any	1.13% A	1.16%	1.16% A
Expenses net of all reductions	1.13% A	1.16%	1.16% A
Net investment income (loss)	.08% A	.35%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,693	$ 44,361	$ 39,375
Portfolio turnover rate H	117% A	66%	11% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2011 (commencement of operations) to February 29, 2012.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amounts do not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

J Total distributions of $.33 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.296 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2013	Period ended February 28,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 11.49
Income from Investment Operations
Net investment income (loss) D	.01	.01
Net realized and unrealized gain (loss)	1.13	.91
Total from investment operations	1.14	.92
Distributions from net investment income	-	(.04) F
Distributions from net realized gain	(.27)	(.12) F
Total distributions	(.27)	(.16)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 13.12	$ 12.25
Total Return B, C	9.40%	8.11%
Ratios to Average Net Assets G
Expenses before reductions	1.04% A	1.11% A
Expenses net of fee waivers, if any	1.03% A	1.06% A
Expenses net of all reductions	1.03% A	1.06% A
Net investment income (loss)	.18% A	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 283	$ 186
Portfolio turnover rate H	117% A	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amounts do not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Small-Mid Cap Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund offers Small-Mid Cap Multi-Manager and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

In June 2013, the Board of Trustees approved the creation of additional classes of shares. The Fund will commence sale of shares of Class L and Class N in November 2013.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,979,414
Gross unrealized depreciation	(1,053,057)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,926,357

Tax cost	$ 42,157,095

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $60,963 and a change in net unrealized appreciation (depreciation) of $(24,515) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $26,282,692 and $27,370,233, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.15% of the Fund's average net assets. For the period, the total annualized management fee rate was .77% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Sub-Advisers. Advisory Research, Inc. (ARI), Fred Alger Management, Inc. (through June 17, 2013), Invesco Advisers, Inc., Kennedy Capital Management, Inc., Neuberger Berman Management, LLC, Pyramis Global Advisors, LLC (Pyramis) (an affiliate of Strategic Advisers), RS Investment Management Co. LLC and Systematic Financial Management, L.P. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

In September 2013, the Board of Trustees approved the appointment of Massachusetts Financial Services Company (MFS) as an additional sub-adviser for the Fund. Subsequent to period end, MFS was allocated a portion of the Fund's assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Small-Mid Cap Multi-Manager. Small-Mid Cap Multi-Manager does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds,excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Small-Mid Cap Multi-Manager	$ 22,890.10

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $51 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Strategic Advisers has voluntarily agreed to waive the Fund's management fee in an amount equal to .01% of the Fund's average net assets. During the period, this waiver reduced the fund's management fee by $2,371.

Commissions paid to certain brokers with whom Strategic Advisers, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $818 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013 A
From net investment income
Small-Mid Cap Multi-Manager	$ -	$ 126,578
Class F	-	609
Total	$ -	$ 127,187
From net realized gain
Small-Mid Cap Multi-Manager	$ 960,086	$ 1,042,320
Class F	3,999	1,754
Total	$ 964,085	$ 1,044,074

A Distributions for Class F are for the period December 18 ,2012 (commencement of sale of shares) to February 28, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013 A	Six months ended August 31, 2013	Year ended February 28, 2013 A
Small-Mid Cap Multi-Manager
Shares sold	18,870	16,842	$ 245,567	$ 191,697
Reinvestment of distributions	77,803	105,162	960,086	1,168,898
Shares redeemed	(4,952)	(1,259)	(63,806)	(13,834)
Net increase (decrease)	91,721	120,745	$ 1,141,847	$ 1,346,761
Class F
Shares sold	6,714	15,077	$ 88,009	$ 173,502
Reinvestment of distributions	324	209	3,999	2,363
Shares redeemed	(679)	(73)	(8,805)	(897)
Net increase (decrease)	6,359	15,213	$ 83,203	$ 174,968

A Share transactions for Class F are for the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of approximately 99% of the total outstanding share of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On June 7, 2013, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with RS Investment Management Co. LLC (RS Investments) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within RS Investments, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy. The Board also considered the structure of RS Investments' portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of RS Investments' investment staff, its use of technology, and RS Investments' approach to recruiting, managing and compensating investment personnel. The Board noted that RS Investments' analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered RS Investments' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by RS Investments under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of RS Investments and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to RS Investments and the projected change in the fund's total operating expenses as a result of hiring RS Investments.

The Board also considered that the fund's maximum aggregate annual management fee rate may not exceed 1.15% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund. The Board also noted that Strategic Advisers has contractually agreed to reimburse the retail class of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 1.16% of the class' average net assets through April 30, 2014. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expense, acquired fund fees and expenses, if any) exceed 1.06% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to RS Investments, the Board considered management's representation that it does not anticipate that the hiring of RS Investments will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Semiannual Report

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Advisory Research, Inc.

Fred Alger Management, Inc.

Invesco Advisers, Inc.

Kennedy Capital Management, Inc.

Massachusetts Financial Services
Company

Neuberger Berman Management LLC

Pyramis Global Advisors, LLC

RS Investment
Management Co. LLC

Systematic Financial Management, L.P.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AMM-USAN-1013
1.933022.101

Strategic Advisers®
Small-Mid Cap Multi-Manager Fund

Class F

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Small-Mid Cap Multi-Manager	1.13%
Actual		$ 1,000.00	$ 1,093.20	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,019.51	$ 5.75
Class F	1.04%
Actual		$ 1,000.00	$ 1,094.00	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.96	$ 5.30

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PowerShares S&P SmallCap Financials Portfolio ETF	1.2	0.0
Visteon Corp.	0.7	0.4
Jazz Pharmaceuticals PLC	0.7	0.2
Trinity Industries, Inc.	0.7	0.8
Huntington Bancshares, Inc.	0.7	0.3
Raymond James Financial, Inc.	0.6	0.7
Gulfport Energy Corp.	0.6	0.3
CIT Group, Inc.	0.6	0.4
KeyCorp	0.5	0.6
Regions Financial Corp.	0.5	0.6
	6.8
Top Five Market Sectors as of August 31, 2013
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	17.0
Information Technology	15.9	16.0
Industrials	14.9	14.2
Consumer Discretionary	14.6	13.4
Health Care	10.7	8.8
Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Common Stocks 92.7%	Common Stocks 86.6%
Mid-Cap Growth Funds 0.0%	Mid-Cap Growth Funds 1.4%
Mid-Cap Value Funds 0.0%	Mid-Cap Value Funds 1.4%
Small Growth Funds 0.0%	Small Growth Funds 2.3%
Small Value Funds 0.0%	Small Value Funds 3.7%
Sector Funds 1.2%	Sector Funds 1.3%
Short-Term Investments and Net Other Assets (Liabilities) 6.1%	Short-Term Investments and Net Other Assets (Liabilities) 3.3%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 2.1%
Cooper Tire & Rubber Co.	1,029	$ 32,856
Dana Holding Corp.	2,442	51,184
Dorman Products, Inc.	2,570	129,117
Gentex Corp.	1,234	27,802
Lear Corp.	850	58,438
Stoneridge, Inc. (a)	5,000	62,200
Tenneco, Inc. (a)	2,277	105,038
TRW Automotive Holdings Corp. (a)	3,136	216,604
Visteon Corp. (a)	4,875	349,099
		1,032,338
Distributors - 0.2%
Pool Corp.	2,019	105,170
Diversified Consumer Services - 0.3%
Grand Canyon Education, Inc. (a)	2,950	101,805
LifeLock, Inc.	2,924	36,872
		138,677
Hotels, Restaurants & Leisure - 2.9%
Choice Hotels International, Inc.	1,522	58,414
Darden Restaurants, Inc.	1,645	76,015
Domino's Pizza, Inc.	1,735	106,598
Hyatt Hotels Corp. Class A (a)	4,210	182,714
International Game Technology	2,400	45,336
Jack in the Box, Inc. (a)	2,779	109,743
Life Time Fitness, Inc. (a)	1,657	82,833
MGM Mirage, Inc. (a)	5,500	97,295
Multimedia Games Holding Co., Inc. (a)	2,270	89,075
Panera Bread Co. Class A (a)	480	78,730
Penn National Gaming, Inc. (a)	3,650	191,954
Pinnacle Entertainment, Inc. (a)	969	22,946
The Cheesecake Factory, Inc.	1,825	76,230
Vail Resorts, Inc.	1,510	102,680
Wendy's Co.	5,500	41,580
Wyndham Worldwide Corp.	1,073	63,693
		1,425,836
Household Durables - 1.6%
Ethan Allen Interiors, Inc.	2,256	58,814
Jarden Corp. (a)	1,506	64,683
M.D.C. Holdings, Inc.	4,320	120,226
Mohawk Industries, Inc. (a)	1,335	156,849
Ryland Group, Inc.	3,725	129,705
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tempur Sealy International, Inc. (a)	399	$ 15,365
Toll Brothers, Inc. (a)	2,294	70,219
Whirlpool Corp.	1,180	151,807
		767,668
Internet & Catalog Retail - 0.3%
Orbitz Worldwide, Inc. (a)	7,225	68,710
Shutterfly, Inc. (a)	1,630	84,695
		153,405
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc.	581	31,188
Brunswick Corp.	3,958	143,913
		175,101
Media - 2.3%
AMC Networks, Inc. Class A (a)	810	50,204
Gannett Co., Inc.	2,850	68,657
IMAX Corp. (a)	4,090	112,230
Interpublic Group of Companies, Inc.	4,550	71,526
Lamar Advertising Co. Class A (a)	2,240	94,237
News Corp. Class A (a)	10,310	161,867
Nexstar Broadcasting Group, Inc. Class A	1,375	46,159
Regal Entertainment Group Class A	4,560	81,578
Sinclair Broadcast Group, Inc. Class A	8,826	211,118
Tribune Co. Class A (a)	3,930	234,228
		1,131,804
Specialty Retail - 3.5%
Cabela's, Inc. Class A (a)	1,300	85,189
Dick's Sporting Goods, Inc.	1,400	64,974
DSW, Inc. Class A	2,357	202,914
Express, Inc. (a)	3,567	74,871
Foot Locker, Inc.	3,550	114,310
Francescas Holdings Corp. (a)	689	16,619
Group 1 Automotive, Inc.	1,402	107,575
Guess?, Inc.	1,550	47,275
Lithia Motors, Inc. Class A (sub. vtg.)	254	16,667
Monro Muffler Brake, Inc.	1,599	70,788
OfficeMax, Inc.	4,650	50,546
Penske Automotive Group, Inc.	1,825	71,230
PetSmart, Inc.	984	69,303
Pier 1 Imports, Inc.	1,559	34,173
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
RadioShack Corp. (a)	8,000	$ 26,160
Rent-A-Center, Inc.	710	26,632
rue21, Inc. (a)	325	13,276
Select Comfort Corp. (a)	1,418	35,025
The Children's Place Retail Stores, Inc. (a)	1,000	53,180
The Pep Boys - Manny, Moe & Jack (a)	1,350	15,161
Tile Shop Holdings, Inc. (a)	2,350	62,440
Tractor Supply Co.	1,481	181,230
Urban Outfitters, Inc. (a)	1,440	60,379
Vitamin Shoppe, Inc. (a)	3,975	167,427
Williams-Sonoma, Inc.	1,210	68,256
		1,735,600
Textiles, Apparel & Luxury Goods - 1.0%
Iconix Brand Group, Inc. (a)	3,187	104,597
PVH Corp.	855	110,081
Steven Madden Ltd. (a)	1,582	85,428
Tumi Holdings, Inc. (a)	2,990	61,474
Under Armour, Inc. Class A (sub. vtg.) (a)	1,185	86,078
Wolverine World Wide, Inc.	757	42,581
		490,239
TOTAL CONSUMER DISCRETIONARY		7,155,838
CONSUMER STAPLES - 2.8%
Beverages - 0.0%
Cott Corp.	1,731	13,870
Food & Staples Retailing - 1.7%
Casey's General Stores, Inc.	1,900	125,286
Harris Teeter Supermarkets, Inc.	1,373	67,483
Rite Aid Corp. (a)	57,975	200,594
Safeway, Inc.	2,410	62,419
SUPERVALU, Inc. (a)	14,000	100,380
Susser Holdings Corp. (a)	4,330	206,584
United Natural Foods, Inc. (a)	1,434	86,943
		849,689
Food Products - 0.7%
B&G Foods, Inc. Class A	2,503	84,777
Hain Celestial Group, Inc. (a)	950	77,691
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Lancaster Colony Corp.	1,136	$ 83,803
Tyson Foods, Inc. Class A	3,250	94,088
		340,359
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	771	46,676
Personal Products - 0.3%
Elizabeth Arden, Inc. (a)	545	18,928
Inter Parfums, Inc.	623	16,553
Nu Skin Enterprises, Inc. Class A	1,130	94,592
		130,073
TOTAL CONSUMER STAPLES		1,380,667
ENERGY - 6.7%
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc. (a)	3,362	187,196
Dresser-Rand Group, Inc. (a)	1,359	82,817
Dril-Quip, Inc. (a)	2,267	231,257
Exterran Holdings, Inc. (a)	1,375	37,716
Forum Energy Technologies, Inc. (a)	2,370	62,023
Geospace Technologies Corp. (a)	820	57,203
Hercules Offshore, Inc. (a)	5,854	42,149
Hornbeck Offshore Services, Inc. (a)	614	33,451
ION Geophysical Corp. (a)	5,050	24,190
Oil States International, Inc. (a)	340	30,335
Parker Drilling Co. (a)	11,425	65,580
Patterson-UTI Energy, Inc.	3,612	70,759
SEACOR Holdings, Inc.	1,400	116,312
Superior Energy Services, Inc. (a)	979	24,044
TETRA Technologies, Inc. (a)	5,300	62,275
Tidewater, Inc.	606	32,700
		1,160,007
Oil, Gas & Consumable Fuels - 4.3%
Athlon Energy, Inc.	3,040	84,512
Berry Petroleum Co. Class A	1,618	66,581
Bill Barrett Corp. (a)	1,009	21,724
Carrizo Oil & Gas, Inc. (a)	1,207	41,352
Cimarex Energy Co.	475	39,810
Diamondback Energy, Inc.	1,634	65,752
Energen Corp.	1,371	90,911
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EPL Oil & Gas, Inc. (a)	725	$ 24,534
Gulfport Energy Corp. (a)	4,720	278,480
Newfield Exploration Co. (a)	5,700	135,774
Oasis Petroleum, Inc. (a)	2,359	92,473
Peabody Energy Corp.	8,300	142,760
Pioneer Natural Resources Co.	1,480	258,956
Range Resources Corp.	880	65,982
Resolute Energy Corp. (a)	5,387	42,234
Rex Energy Corp. (a)	3,026	62,941
Rosetta Resources, Inc. (a)	2,422	112,696
Tesoro Corp.	2,300	106,007
Ultra Petroleum Corp. (a)	3,804	78,743
Western Refining, Inc.	2,493	73,120
Whiting Petroleum Corp. (a)	4,368	220,453
		2,105,795
TOTAL ENERGY		3,265,802
FINANCIALS - 18.9%
Capital Markets - 2.6%
Affiliated Managers Group, Inc. (a)	660	115,051
American Capital Ltd. (a)	9,580	119,558
Ares Capital Corp.	1,345	23,645
Eaton Vance Corp. (non-vtg.)	3,250	125,288
Evercore Partners, Inc. Class A	1,775	79,147
FXCM, Inc. Class A	4,440	84,316
Greenhill & Co., Inc.	1,226	58,100
Invesco Ltd.	2,077	63,058
New Mountain Finance Corp.	1,925	28,259
Raymond James Financial, Inc.	6,788	283,942
SEI Investments Co.	2,939	87,465
Stifel Financial Corp. (a)	2,647	105,933
Walter Investment Management Corp. (a)	1,099	40,322
WisdomTree Investments, Inc. (a)	6,260	70,112
		1,284,196
Commercial Banks - 6.6%
BankUnited, Inc.	1,430	42,257
Boston Private Financial Holdings, Inc.	7,600	77,672
CIT Group, Inc. (a)	5,720	273,816
City National Corp.	530	34,699
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc.	6,420	$ 262,193
CVB Financial Corp.	3,935	50,132
East West Bancorp, Inc.	6,632	193,853
First Financial Holdings, Inc.	1,229	66,157
First Niagara Financial Group, Inc.	5,070	51,207
FirstMerit Corp.	7,734	163,651
Hanmi Financial Corp.	2,390	39,029
Huntington Bancshares, Inc.	39,534	325,760
Investors Bancorp, Inc.	9,089	189,233
KeyCorp	23,065	269,169
MB Financial, Inc.	3,875	104,586
National Bank Holdings Corp.	1,012	19,785
PacWest Bancorp	1,030	34,248
PrivateBancorp, Inc.	4,043	88,218
Prosperity Bancshares, Inc.	3,504	209,539
Regions Financial Corp.	28,550	268,370
SVB Financial Group (a)	2,076	171,893
Synovus Financial Corp.	6,721	21,440
TCF Financial Corp.	3,850	54,093
Texas Capital Bancshares, Inc. (a)	975	42,978
Umpqua Holdings Corp.	4,789	77,773
Zions Bancorporation	3,550	99,294
		3,231,045
Consumer Finance - 0.6%
DFC Global Corp. (a)	1,156	13,063
Discover Financial Services	2,790	131,828
Portfolio Recovery Associates, Inc. (a)	2,475	131,274
		276,165
Diversified Financial Services - 0.7%
ING U.S., Inc.	2,475	71,280
Interactive Brokers Group, Inc.	4,330	72,657
Leucadia National Corp.	6,370	158,804
MarketAxess Holdings, Inc.	1,080	54,821
		357,562
Insurance - 3.8%
Allied World Assurance Co. Holdings Ltd.	1,680	154,106
Amtrust Financial Services, Inc.	5,840	208,605
Axis Capital Holdings Ltd.	2,900	124,671
Brown & Brown, Inc.	2,322	72,307
CNO Financial Group, Inc.	7,510	102,061
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	575	$ 78,746
HCC Insurance Holdings, Inc.	3,200	135,040
Lincoln National Corp.	5,025	211,251
Platinum Underwriters Holdings Ltd.	459	26,521
Protective Life Corp.	622	25,993
Reinsurance Group of America, Inc.	2,695	174,663
StanCorp Financial Group, Inc.	2,546	133,207
Unum Group	1,625	47,986
Validus Holdings Ltd.	3,575	123,731
White Mountains Insurance Group Ltd.	410	229,498
		1,848,386
Real Estate Investment Trusts - 3.6%
American Campus Communities, Inc.	2,031	67,653
BioMed Realty Trust, Inc.	8,975	165,230
Brandywine Realty Trust (SBI)	14,325	183,647
Campus Crest Communities, Inc.	2,669	28,238
CBL & Associates Properties, Inc.	7,550	144,960
Chesapeake Lodging Trust	1,305	28,723
Colonial Properties Trust (SBI)	3,100	68,479
Corporate Office Properties Trust (SBI)	721	16,424
Corrections Corp. of America	2,868	94,472
Cousins Properties, Inc.	2,044	20,297
Douglas Emmett, Inc.	4,130	95,403
DuPont Fabros Technology, Inc.	3,875	88,311
Glimcher Realty Trust	1,199	11,870
Home Properties, Inc.	275	15,868
Kilroy Realty Corp.	2,975	145,150
Kite Realty Group Trust	3,576	20,634
Liberty Property Trust (SBI)	3,525	121,965
Medical Properties Trust, Inc.	2,181	25,191
National Retail Properties, Inc.	288	8,821
NorthStar Realty Finance Corp.	9,600	84,096
Plum Creek Timber Co., Inc.	3,550	157,301
Post Properties, Inc.	599	27,093
Redwood Trust, Inc.	4,343	77,262
Ryman Hospitality Properties, Inc.	1,890	62,446
		1,759,534
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc. (a)	3,780	$ 135,967
CBRE Group, Inc. (a)	4,725	103,336
		239,303
Thrifts & Mortgage Finance - 0.5%
Nationstar Mortgage Holdings, Inc. (a)	4,334	215,400
Northfield Bancorp, Inc.	1,820	21,840
Northwest Bancshares, Inc.	1,037	13,834
Walker & Dunlop, Inc. (a)	1,625	23,611
		274,685
TOTAL FINANCIALS		9,270,876
HEALTH CARE - 10.7%
Biotechnology - 2.5%
Acorda Therapeutics, Inc. (a)	1,672	56,497
Aegerion Pharmaceuticals, Inc. (a)	620	53,742
Amarin Corp. PLC ADR (a)	7,076	44,579
ARIAD Pharmaceuticals, Inc. (a)	3,541	65,863
BioMarin Pharmaceutical, Inc. (a)	2,205	144,361
Celldex Therapeutics, Inc. (a)	1,390	30,191
Coronado Biosciences, Inc. (a)	1,289	10,505
Cubist Pharmaceuticals, Inc.	2,000	126,720
Cytokinetics, Inc. (a)	420	4,397
Incyte Corp. (a)	3,608	122,275
Ligand Pharmaceuticals, Inc. Class B (a)	1,070	51,456
Medivation, Inc. (a)	1,502	84,908
Myriad Genetics, Inc. (a)	2,575	67,388
NPS Pharmaceuticals, Inc. (a)	4,300	107,930
Pharmacyclics, Inc. (a)	355	39,583
Repligen Corp. (a)	1,504	14,679
Seattle Genetics, Inc. (a)	2,101	89,082
Sunesis Pharmaceuticals, Inc. (a)	1,389	6,681
Synageva BioPharma Corp. (a)	340	15,949
United Therapeutics Corp. (a)	1,318	93,459
		1,230,245
Health Care Equipment & Supplies - 2.5%
Accuray, Inc. (a)	2,700	17,874
Alere, Inc. (a)	1,294	40,334
Analogic Corp.	558	41,649
Cyberonics, Inc. (a)	1,100	55,957
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Given Imaging Ltd. (a)	1,240	$ 22,432
Globus Medical, Inc.	6,801	119,834
Haemonetics Corp. (a)	652	25,982
Hill-Rom Holdings, Inc.	535	18,265
Hologic, Inc. (a)	5,184	110,627
Insulet Corp. (a)	2,227	74,248
Masimo Corp.	2,480	61,355
Meridian Bioscience, Inc.	1,967	44,238
Merit Medical Systems, Inc. (a)	1,610	20,608
NuVasive, Inc. (a)	5,991	140,908
Orthofix International NV (a)	212	4,679
Sirona Dental Systems, Inc. (a)	1,298	84,071
Steris Corp.	2,032	83,088
Symmetry Medical, Inc. (a)	2,100	16,485
Teleflex, Inc.	591	45,554
The Cooper Companies, Inc.	535	69,876
Thoratec Corp. (a)	1,950	69,674
West Pharmaceutical Services, Inc.	1,115	82,454
		1,250,192
Health Care Providers & Services - 2.9%
Air Methods Corp.	2,366	96,817
Brookdale Senior Living, Inc. (a)	3,360	84,067
Centene Corp. (a)	4,235	242,030
Chemed Corp.	1,575	109,683
ExamWorks Group, Inc. (a)	2,520	59,220
Health Management Associates, Inc. Class A (a)	5,953	76,556
Health Net, Inc. (a)	656	19,798
HealthSouth Corp.	4,342	136,599
Healthways, Inc. (a)	1,336	25,491
MEDNAX, Inc. (a)	1,318	128,334
Omnicare, Inc.	3,400	184,858
Owens & Minor, Inc.	1,150	39,227
Universal American Spin Corp.	9,369	68,394
Universal Health Services, Inc. Class B	768	52,032
VCA Antech, Inc. (a)	3,197	87,246
		1,410,352
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	3,810	55,397
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
HMS Holdings Corp. (a)	1,852	$ 46,281
MedAssets, Inc. (a)	2,075	46,522
		148,200
Life Sciences Tools & Services - 1.2%
Affymetrix, Inc. (a)	4,300	23,951
Bruker BioSciences Corp. (a)	3,918	78,517
Cambrex Corp. (a)	1,980	26,987
Charles River Laboratories International, Inc. (a)	2,385	109,829
ICON PLC (a)	2,020	73,811
PAREXEL International Corp. (a)	1,909	88,635
PerkinElmer, Inc.	2,021	72,695
Techne Corp.	852	66,039
Waters Corp. (a)	306	30,248
		570,712
Pharmaceuticals - 1.3%
Cempra, Inc. (a)	1,823	16,407
Endo Health Solutions, Inc. (a)	1,352	55,554
Jazz Pharmaceuticals PLC (a)	3,764	330,065
Lannett Co., Inc. (a)	125	1,658
Salix Pharmaceuticals Ltd. (a)	2,877	192,586
Warner Chilcott PLC	2,484	53,282
		649,552
TOTAL HEALTH CARE		5,259,253
INDUSTRIALS - 14.9%
Aerospace & Defense - 1.9%
AeroVironment, Inc. (a)	1,550	33,961
BE Aerospace, Inc. (a)	1,408	96,012
HEICO Corp. Class A	2,544	117,736
Hexcel Corp. (a)	5,777	205,488
Spirit AeroSystems Holdings, Inc. Class A (a)	2,620	59,160
Teledyne Technologies, Inc. (a)	2,409	185,903
Textron, Inc.	2,840	76,510
TransDigm Group, Inc.	506	69,322
Triumph Group, Inc.	1,286	92,553
		936,645
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
Forward Air Corp.	1,833	$ 67,509
Hub Group, Inc. Class A (a)	2,120	78,758
		146,267
Airlines - 0.3%
Alaska Air Group, Inc.	820	46,428
Copa Holdings SA Class A	488	63,821
U.S. Airways Group, Inc. (a)	3,125	50,500
		160,749
Building Products - 0.9%
A.O. Smith Corp.	3,487	146,628
Fortune Brands Home & Security, Inc.	2,519	92,800
Owens Corning (a)	5,790	216,778
		456,206
Commercial Services & Supplies - 1.0%
ACCO Brands Corp. (a)	2,824	18,610
Clean Harbors, Inc. (a)	1,700	96,611
Covanta Holding Corp.	3,100	65,503
Multi-Color Corp.	1,710	53,574
Pitney Bowes, Inc.	4,768	77,814
Steelcase, Inc. Class A	5,209	75,635
Tetra Tech, Inc. (a)	4,212	95,949
		483,696
Construction & Engineering - 1.0%
AECOM Technology Corp. (a)	3,650	106,325
Dycom Industries, Inc. (a)	2,450	62,255
EMCOR Group, Inc.	2,975	111,830
KBR, Inc.	3,747	111,885
MasTec, Inc. (a)	2,660	84,588
		476,883
Electrical Equipment - 1.2%
Acuity Brands, Inc.	1,103	94,307
AZZ, Inc.	1,244	46,700
Encore Wire Corp.	3,890	146,770
Generac Holdings, Inc.	4,113	162,834
II-VI, Inc. (a)	1,130	21,786
Regal-Beloit Corp.	1,835	116,890
		589,287
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	1,267	$ 84,382
Machinery - 4.4%
Actuant Corp. Class A	887	31,684
AGCO Corp.	3,341	188,967
Colfax Corp. (a)	1,002	52,194
Crane Co.	1,397	80,202
ESCO Technologies, Inc.	1,180	36,167
Flowserve Corp.	939	52,387
IDEX Corp.	1,812	107,578
ITT Corp.	4,427	145,427
Lincoln Electric Holdings, Inc.	1,752	109,553
Lindsay Corp.	1,003	76,248
Manitowoc Co., Inc.	1,950	38,961
Meritor, Inc. (a)	3,150	23,468
Middleby Corp. (a)	466	86,648
Nordson Corp.	1,043	69,516
Oshkosh Truck Corp. (a)	5,670	254,696
Terex Corp. (a)	3,300	95,700
TriMas Corp. (a)	818	28,745
Trinity Industries, Inc.	7,748	327,121
Twin Disc, Inc.	1,230	32,460
Valmont Industries, Inc.	243	32,795
WABCO Holdings, Inc. (a)	1,108	86,413
Wabtec Corp.	2,547	149,050
Woodward, Inc.	769	29,653
		2,135,633
Marine - 0.2%
Danaos Corp. (a)	2,300	10,143
Kirby Corp. (a)	1,149	92,414
		102,557
Professional Services - 1.0%
FTI Consulting, Inc. (a)	850	28,424
Huron Consulting Group, Inc. (a)	1,600	76,160
ICF International, Inc. (a)	757	24,898
Manpower, Inc.	2,920	189,362
Towers Watson & Co.	1,600	131,600
WageWorks, Inc. (a)	630	26,296
		476,740
Road & Rail - 1.4%
AMERCO	1,290	211,044
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Genesee & Wyoming, Inc. Class A (a)	1,229	$ 106,407
Old Dominion Freight Lines, Inc. (a)	1,880	81,630
Ryder System, Inc.	780	43,376
Swift Transporation Co. (a)	13,035	234,109
		676,566
Trading Companies & Distributors - 1.1%
AerCap Holdings NV (a)	5,225	93,737
Beacon Roofing Supply, Inc. (a)	1,920	69,754
MRC Global, Inc. (a)	2,550	66,938
United Rentals, Inc. (a)	912	49,950
Watsco, Inc.	979	87,914
WESCO International, Inc. (a)	2,497	184,204
		552,497
TOTAL INDUSTRIALS		7,278,108
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 2.3%
ADTRAN, Inc.	1,687	40,690
Anaren, Inc. (a)	880	21,630
Arris Group, Inc. (a)	12,399	194,292
Aruba Networks, Inc. (a)	6,527	108,544
Aviat Networks, Inc. (a)	2,350	5,969
Brocade Communications Systems, Inc. (a)	7,800	57,720
Ceragon Networks Ltd. (a)	400	1,444
Ciena Corp. (a)	1,500	29,880
Finisar Corp. (a)	7,250	148,408
Infinera Corp. (a)	4,620	42,827
Juniper Networks, Inc. (a)	4,796	90,644
NETGEAR, Inc. (a)	1,547	44,770
Palo Alto Networks, Inc. (a)	1,231	59,113
Riverbed Technology, Inc. (a)	8,424	130,067
Sierra Wireless, Inc. (United States) (a)	2,450	30,184
Ubiquiti Networks, Inc.	3,110	109,037
		1,115,219
Computers & Peripherals - 0.4%
NCR Corp. (a)	4,458	158,616
Quantum Corp. (a)	7,000	10,080
		168,696
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 3.1%
Avnet, Inc.	3,800	$ 146,528
Checkpoint Systems, Inc. (a)	4,725	69,316
Cognex Corp.	1,933	110,142
CTS Corp.	2,100	29,232
Dolby Laboratories, Inc. Class A	920	28,916
InvenSense, Inc. (a)	13,205	235,973
IPG Photonics Corp.	1,912	102,789
Itron, Inc. (a)	990	37,085
Littelfuse, Inc.	1,215	89,631
Mercury Systems, Inc. (a)	1,850	16,151
Molex, Inc. Class A (non-vtg.)	6,620	162,521
National Instruments Corp.	2,436	67,599
OSI Systems, Inc. (a)	1,071	77,862
Plexus Corp. (a)	774	25,341
SYNNEX Corp. (a)	2,184	103,762
Tech Data Corp. (a)	1,590	78,164
Trimble Navigation Ltd. (a)	1,650	41,663
Vishay Intertechnology, Inc. (a)	9,525	116,681
		1,539,356
Internet Software & Services - 1.5%
Bankrate, Inc. (a)	1,090	18,748
CoStar Group, Inc. (a)	1,113	165,292
DealerTrack Holdings, Inc. (a)	2,261	89,513
Digital River, Inc. (a)	3,550	61,344
OpenTable, Inc. (a)	1,124	83,783
Rackspace Hosting, Inc. (a)	1,700	76,194
ValueClick, Inc. (a)	6,066	128,357
Velti PLC (a)	2,400	840
Web.com Group, Inc. (a)	4,075	114,997
		739,068
IT Services - 1.6%
Acxiom Corp. (a)	1,400	34,832
Alliance Data Systems Corp. (a)	454	88,848
Convergys Corp.	2,060	36,318
CoreLogic, Inc. (a)	2,330	59,881
DST Systems, Inc.	850	60,665
EPAM Systems, Inc. (a)	314	10,042
ExlService Holdings, Inc. (a)	1,840	49,882
FleetCor Technologies, Inc. (a)	825	85,066
Heartland Payment Systems, Inc.	1,830	67,619
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
iGate Corp. (a)	498	$ 11,628
InterXion Holding N.V. (a)	3,170	75,858
Total System Services, Inc.	3,913	108,273
Vantiv, Inc. (a)	2,140	56,517
VeriFone Systems, Inc. (a)	1,530	30,325
		775,754
Semiconductors & Semiconductor Equipment - 3.3%
Cavium, Inc. (a)	1,803	68,460
Ceva, Inc. (a)	1,100	19,943
FormFactor, Inc. (a)	3,450	20,942
Freescale Semiconductor Holdings I Ltd. (a)	2,090	29,929
Ikanos Communications, Inc. (a)	3,000	3,690
Lam Research Corp. (a)	1,325	61,838
MagnaChip Semiconductor Corp. (a)	1,346	27,526
Mellanox Technologies Ltd. (a)	590	23,258
Micron Technology, Inc. (a)	4,125	55,976
Microsemi Corp. (a)	8,664	223,011
MKS Instruments, Inc.	2,549	63,852
Monolithic Power Systems, Inc.	3,465	106,098
NXP Semiconductors NV (a)	6,568	244,133
Power Integrations, Inc.	1,893	98,663
Rambus, Inc. (a)	4,600	37,536
Semtech Corp. (a)	2,416	71,804
Silicon Laboratories, Inc. (a)	1,632	63,142
Skyworks Solutions, Inc. (a)	8,474	214,901
Spansion, Inc. Class A (a)	2,620	27,169
Teradyne, Inc. (a)	9,099	139,670
Ultratech, Inc. (a)	1,140	32,239
		1,633,780
Software - 3.7%
Accelrys, Inc. (a)	3,050	27,572
ANSYS, Inc. (a)	1,143	95,989
Aspen Technology, Inc. (a)	5,213	174,271
AVG Technologies NV (a)	1,675	36,297
Cadence Design Systems, Inc. (a)	8,795	118,469
CommVault Systems, Inc. (a)	1,132	94,896
Comverse, Inc.	845	25,561
Guidewire Software, Inc. (a)	1,910	87,784
Informatica Corp. (a)	2,757	98,618
Interactive Intelligence Group, Inc. (a)	1,656	97,538
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Manhattan Associates, Inc. (a)	1,913	$ 167,388
Mentor Graphics Corp.	4,091	90,657
MICROS Systems, Inc. (a)	1,571	76,822
MicroStrategy, Inc. Class A (a)	499	45,813
Nuance Communications, Inc. (a)	1,610	30,735
Parametric Technology Corp. (a)	3,210	83,685
QLIK Technologies, Inc. (a)	2,560	83,942
Rovi Corp. (a)	3,250	58,273
SeaChange International, Inc. (a)	2,900	29,000
SolarWinds, Inc. (a)	1,634	59,559
TIBCO Software, Inc. (a)	2,249	50,692
Ultimate Software Group, Inc. (a)	605	84,827
Verint Systems, Inc. (a)	2,200	72,930
		1,791,318
TOTAL INFORMATION TECHNOLOGY		7,763,191
MATERIALS - 5.4%
Chemicals - 2.3%
Ashland, Inc.	1,024	89,303
Axiall Corp.	753	30,143
Chemtura Corp. (a)	3,777	82,792
Cytec Industries, Inc.	290	21,686
Ferro Corp. (a)	3,196	23,491
FutureFuel Corp.	1,775	28,649
Huntsman Corp.	5,200	91,000
Innospec, Inc.	3,310	135,445
Intrepid Potash, Inc.	9,680	120,419
Koppers Holdings, Inc.	901	34,932
LSB Industries, Inc. (a)	2,847	85,467
Methanex Corp.	2,557	118,831
Olin Corp.	2,968	68,561
Quaker Chemical Corp.	1,270	84,277
Rockwood Holdings, Inc.	2,188	139,726
		1,154,722
Construction Materials - 0.4%
Eagle Materials, Inc.	944	60,567
Martin Marietta Materials, Inc.	1,345	129,187
		189,754
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.4%
Avery Dennison Corp.	2,495	$ 106,686
Berry Plastics Group, Inc.	3,782	87,024
Crown Holdings, Inc. (a)	1,520	66,059
Graphic Packaging Holding Co. (a)	20,350	169,109
Greif, Inc. Class A	725	39,056
Myers Industries, Inc.	1,296	24,054
Rock-Tenn Co. Class A	1,048	116,443
Sealed Air Corp.	2,270	64,468
		672,899
Metals & Mining - 1.3%
A.M. Castle & Co. (a)	1,658	26,213
Allegheny Technologies, Inc.	6,920	184,833
Carpenter Technology Corp.	1,344	72,267
Compass Minerals International, Inc.	1,110	81,840
Schnitzer Steel Industries, Inc. Class A	4,010	101,253
Steel Dynamics, Inc.	10,425	159,086
		625,492
TOTAL MATERIALS		2,642,867
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	2,461	184,575
T-Mobile U.S., Inc. (a)	520	12,142
		196,717
UTILITIES - 2.4%
Electric Utilities - 1.0%
Allete, Inc.	275	12,980
Cleco Corp.	3,300	149,028
Great Plains Energy, Inc.	4,527	99,232
ITC Holdings Corp.	937	83,290
Portland General Electric Co.	3,776	108,787
UIL Holdings Corp.	581	21,939
		475,256
Gas Utilities - 0.2%
Atmos Energy Corp.	2,230	89,981
Southwest Gas Corp.	428	20,022
		110,003
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
Dynegy, Inc. (a)	1,350	$ 26,231
NRG Energy, Inc.	4,663	122,404
Ormat Technologies, Inc.	2,970	74,458
		223,093
Multi-Utilities - 0.7%
Alliant Energy Corp.	1,456	72,232
CMS Energy Corp.	5,625	149,231
NiSource, Inc.	4,575	133,840
		355,303
TOTAL UTILITIES		1,163,655
TOTAL COMMON STOCKS (Cost $38,361,214)		45,376,974
Equity Funds - 1.2%

Sector Funds - 1.2%
PowerShares S&P SmallCap Financials Portfolio ETF (Cost $615,756)	17,250	612,030
Money Market Funds - 6.3%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $3,094,448)	3,094,448	3,094,448
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $42,071,418)		49,083,452
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(107,975)
NET ASSETS - 100%		$ 48,975,477
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
18 NYFE Russell 2000 Mini Index Contracts	Sept. 2013	$ 1,818,180	$ 11,496

The face value of futures purchased as a percentage of net assets is 3.7%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 11,496	$ -
Total Value of Derivatives	$ 11,496	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $42,071,418)		$ 49,083,452
Segregated cash with brokers for derivative instruments		91,200
Cash		5,124
Receivable for investments sold		240,607
Receivable for fund shares sold		2,133
Dividends receivable		24,281
Prepaid expenses		208
Other receivables		349
Total assets		49,447,354

Liabilities
Payable for investments purchased	$ 364,642
Payable for fund shares redeemed	6,922
Accrued management fee	31,676
Payable for daily variation margin for derivative instruments	26,727
Other affiliated payables	5,500
Other payables and accrued expenses	36,410
Total liabilities		471,877

Net Assets		$ 48,975,477
Net Assets consist of:
Paid in capital		$ 37,764,483
Undistributed net investment income		19,598
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,167,866
Net unrealized appreciation (depreciation) on investments		7,023,530
Net Assets		$ 48,975,477

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Small-Mid Cap Multi-Manager: Net Asset Value, offering price and redemption price per share ($48,692,531 ÷ 3,714,192 shares)	$ 13.11

Class F: Net Asset Value, offering price and redemption price per share ($282,946 ÷ 21,572 shares)	$ 13.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 286,968

Expenses
Management fee	$ 182,040
Transfer agent fees	22,890
Accounting fees and expenses	9,226
Custodian fees and expenses	28,545
Independent trustees' compensation	289
Registration fees	5,777
Audit	20,948
Legal	610
Miscellaneous	236
Total expenses before reductions	270,561
Expense reductions	(3,191)	267,370
Net investment income (loss)		19,598
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,180,791
Foreign currency transactions	(31)
Futures contracts	60,963
Total net realized gain (loss)		4,241,723
Change in net unrealized appreciation (depreciation) on: Investment securities	(70,217)
Futures contracts	(24,515)
Total change in net unrealized appreciation (depreciation)		(94,732)
Net gain (loss)		4,146,991
Net increase (decrease) in net assets resulting from operations		$ 4,166,589

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,598	$ 137,611
Net realized gain (loss)	4,241,723	1,654,921
Change in net unrealized appreciation (depreciation)	(94,732)	3,030,102
Net increase (decrease) in net assets resulting from operations	4,166,589	4,822,634
Distributions to shareholders from net investment income	-	(127,187)
Distributions to shareholders from net realized gain	(964,085)	(1,044,074)
Total distributions	(964,085)	(1,171,261)
Share transactions - net increase (decrease)	1,225,050	1,521,729
Redemption fees	161	41
Total increase (decrease) in net assets	4,427,715	5,173,143

Net Assets
Beginning of period	44,547,762	39,374,619
End of period (including undistributed net investment income of $19,598 and $0, respectively)	$ 48,975,477	$ 44,547,762

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small-Mid Cap Multi-Manager

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 11.24	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.04	-
Net realized and unrealized gain (loss)	1.12	1.30	1.25
Total from investment operations	1.13	1.34	1.25
Distributions from net investment income	-	(.04) F	-
Distributions from net realized gain	(.27)	(.30) F	(.01) F
Total distributions	(.27)	(.33) J	(.01)
Redemption fees added to paid in capital D	- I	- I	-
Net asset value, end of period	$ 13.11	$ 12.25	$ 11.24
Total Return B, C	9.32%	12.26%	12.46%
Ratios to Average Net Assets G
Expenses before reductions	1.14% A	1.16%	1.58% A
Expenses net of fee waivers, if any	1.13% A	1.16%	1.16% A
Expenses net of all reductions	1.13% A	1.16%	1.16% A
Net investment income (loss)	.08% A	.35%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,693	$ 44,361	$ 39,375
Portfolio turnover rate H	117% A	66%	11% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2011 (commencement of operations) to February 29, 2012.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amounts do not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

J Total distributions of $.33 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.296 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2013	Period ended February 28,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 11.49
Income from Investment Operations
Net investment income (loss) D	.01	.01
Net realized and unrealized gain (loss)	1.13	.91
Total from investment operations	1.14	.92
Distributions from net investment income	-	(.04) F
Distributions from net realized gain	(.27)	(.12) F
Total distributions	(.27)	(.16)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 13.12	$ 12.25
Total Return B, C	9.40%	8.11%
Ratios to Average Net Assets G
Expenses before reductions	1.04% A	1.11% A
Expenses net of fee waivers, if any	1.03% A	1.06% A
Expenses net of all reductions	1.03% A	1.06% A
Net investment income (loss)	.18% A	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 283	$ 186
Portfolio turnover rate H	117% A	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amounts do not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Small-Mid Cap Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund offers Small-Mid Cap Multi-Manager and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

In June 2013, the Board of Trustees approved the creation of additional classes of shares. The Fund will commence sale of shares of Class L and Class N in November 2013.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,979,414
Gross unrealized depreciation	(1,053,057)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,926,357

Tax cost	$ 42,157,095

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $60,963 and a change in net unrealized appreciation (depreciation) of $(24,515) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $26,282,692 and $27,370,233, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.15% of the Fund's average net assets. For the period, the total annualized management fee rate was .77% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Sub-Advisers. Advisory Research, Inc. (ARI), Fred Alger Management, Inc. (through June 17, 2013), Invesco Advisers, Inc., Kennedy Capital Management, Inc., Neuberger Berman Management, LLC, Pyramis Global Advisors, LLC (Pyramis) (an affiliate of Strategic Advisers), RS Investment Management Co. LLC and Systematic Financial Management, L.P. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

In September 2013, the Board of Trustees approved the appointment of Massachusetts Financial Services Company (MFS) as an additional sub-adviser for the Fund. Subsequent to period end, MFS was allocated a portion of the Fund's assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Small-Mid Cap Multi-Manager. Small-Mid Cap Multi-Manager does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds,excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Small-Mid Cap Multi-Manager	$ 22,890.10

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $51 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Strategic Advisers has voluntarily agreed to waive the Fund's management fee in an amount equal to .01% of the Fund's average net assets. During the period, this waiver reduced the fund's management fee by $2,371.

Commissions paid to certain brokers with whom Strategic Advisers, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $818 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013 A
From net investment income
Small-Mid Cap Multi-Manager	$ -	$ 126,578
Class F	-	609
Total	$ -	$ 127,187
From net realized gain
Small-Mid Cap Multi-Manager	$ 960,086	$ 1,042,320
Class F	3,999	1,754
Total	$ 964,085	$ 1,044,074

A Distributions for Class F are for the period December 18 ,2012 (commencement of sale of shares) to February 28, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013 A	Six months ended August 31, 2013	Year ended February 28, 2013 A
Small-Mid Cap Multi-Manager
Shares sold	18,870	16,842	$ 245,567	$ 191,697
Reinvestment of distributions	77,803	105,162	960,086	1,168,898
Shares redeemed	(4,952)	(1,259)	(63,806)	(13,834)
Net increase (decrease)	91,721	120,745	$ 1,141,847	$ 1,346,761
Class F
Shares sold	6,714	15,077	$ 88,009	$ 173,502
Reinvestment of distributions	324	209	3,999	2,363
Shares redeemed	(679)	(73)	(8,805)	(897)
Net increase (decrease)	6,359	15,213	$ 83,203	$ 174,968

A Share transactions for Class F are for the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of approximately 99% of the total outstanding share of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On June 7, 2013, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with RS Investment Management Co. LLC (RS Investments) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within RS Investments, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy. The Board also considered the structure of RS Investments' portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of RS Investments' investment staff, its use of technology, and RS Investments' approach to recruiting, managing and compensating investment personnel. The Board noted that RS Investments' analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered RS Investments' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by RS Investments under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of RS Investments and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to RS Investments and the projected change in the fund's total operating expenses as a result of hiring RS Investments.

The Board also considered that the fund's maximum aggregate annual management fee rate may not exceed 1.15% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund. The Board also noted that Strategic Advisers has contractually agreed to reimburse the retail class of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 1.16% of the class' average net assets through April 30, 2014. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expense, acquired fund fees and expenses, if any) exceed 1.06% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to RS Investments, the Board considered management's representation that it does not anticipate that the hiring of RS Investments will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Semiannual Report

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Advisory Research, Inc.

Fred Alger Management, Inc.

Invesco Advisers, Inc.

Kennedy Capital Management, Inc.

Massachusetts Financial Services
Company

Neuberger Berman Management LLC

Pyramis Global Advisors, LLC

RS Investment
Management Co. LLC

Systematic Financial Management, L.P.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AMM-F-SANN-1013
1.951529.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 24, 2013
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	October 24, 2013